                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          AIM VARIABLE INSURANCE FUNDS
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919
                                -----------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "FUND", COLLECTIVELY, THE "FUNDS") OF AIM VARIABLE INSURANCE FUNDS LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246
                                -----------------

THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2002, AS REVISED NOVEMBER 14, 2002, RELATES TO THE FOLLOWING PROSPECTUSES DATED MAY 1, 2002, FOR THE SERIES I AND SERIES II SHARES OF EACH OF THE FOLLOWING FUNDS:

                    FUND                              DATED                      FUND                            DATED
                    ----                              -----                      ----                            -----
AIM V.I. AGGRESSIVE GROWTH FUND                                 AIM V.I. GLOBAL UTILITIES FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V.I. BALANCED FUND                                          AIM V.I. GOVERNMENT SECURITIES FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V. I. BASIC VALUE FUND                                      AIM V.I. GROWTH FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V.I. BLUE CHIP FUND                                         AIM V.I. HIGH YIELD FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V.I. CAPITAL APPRECIATION FUND                              AIM V.I. INTERNATIONAL GROWTH FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V.I. CAPITAL DEVELOPMENT FUND                               AIM V.I. MID CAP CORE EQUITY FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V.I. CORE EQUITY FUND                                       AIM V.I. MONEY MARKET FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND                           AIM V.I. NEW TECHNOLOGY FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02
AIM V.I. DIVERSIFIED INCOME FUND                                AIM V.I. PREMIER EQUITY FUND
      SERIES I                                        5/1/02          SERIES I                                   5/1/02
      SERIES II                                       5/1/02          SERIES II                                  5/1/02

                          AIM VARIABLE INSURANCE FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                PAGE
GENERAL INFORMATION ABOUT THE TRUST............................................................................   1
         Fund History..........................................................................................   1
         Shares of Beneficial Interest.........................................................................   1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.......................................................   3
         Classification........................................................................................   3
         Investment Strategies and Risks.......................................................................   3
                  Equity Investments...........................................................................   9
                  Foreign Investments..........................................................................   9
                  Debt Investments.............................................................................  11
                  Other Investments............................................................................  15
                  Investment Techniques........................................................................  17
                  Derivatives..................................................................................  21

MANAGEMENT OF THE TRUST........................................................................................  30
         Board of Trustees.....................................................................................  30
         Management Information................................................................................  30
         Trustee Ownership of Fund Shares......................................................................  31
         Factors Considered in Renewing Investment Advisory Agreement..........................................  31
         Compensation..........................................................................................  32
                  Retirement Plan For Trustees.................................................................  32
                  Deferred Compensation Agreements.............................................................  32
                  Purchase of Class A Shares of the Funds at Net Asset Value...................................  33
         Codes of Ethics.......................................................................................  33

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES............................................................  33

INVESTMENT ADVISORY AND OTHER SERVICES.........................................................................  33
         Investment Advisor....................................................................................  33
         Service Agreements....................................................................................  36
         Other Service Providers...............................................................................  36

BROKERAGE ALLOCATION AND OTHER PRACTICES.......................................................................  37
         Brokerage Transactions................................................................................  37
         Commissions...........................................................................................  38
         Brokerage Selection...................................................................................  38
         Directed Brokerage (Research Services)................................................................  39
         Regular Brokers or Dealers............................................................................  39
         Allocation of Portfolio Transactions..................................................................  39
         Allocation of Equity Offering Transactions............................................................  40

PURCHASE AND REDEMPTION OF SHARES..............................................................................  40

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.......................................................................  43
         Tax Matters...........................................................................................  44

DISTRIBUTION OF SECURITIES.....................................................................................  46
         Distribution Plan.....................................................................................  46
         Distributor...........................................................................................  47

CALCULATION OF PERFORMANCE DATA................................................................................  48

APPENDICES:

RATINGS OF DEBT SECURITIES....................................................................................  A-1

TRUSTEES AND OFFICERS.........................................................................................  B-1

TRUSTEE COMPENSATION TABLE....................................................................................  C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................  D-1

MANAGEMENT FEES...............................................................................................  E-1

ADMINISTRATIVE SERVICES FEES..................................................................................  F-1

BROKERAGE COMMISSIONS.........................................................................................  G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS .............  H-1

AMOUNTS PAID TO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTIONS PLAN.........................................  I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS.................................................  J-1

PERFORMANCE DATA..............................................................................................  K-1

FINANCIAL STATEMENTS..........................................................................................   FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY

         AIM Variable Insurance Funds (the "Trust") is a Delaware business trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of eighteen separate portfolios: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. High Yield Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Money Market Fund, AIM V.I. New Technology Fund and AIM V.I. Premier Equity Fund (each a "Fund" and collectively, the "Funds"). Under the Agreement and Declaration of Trust, dated December 7, 1999, (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         The Trust was originally organized on January 22, 1993, as a Maryland corporation. AIM V.I. New Technology Fund acquired all the assets and assumed all the liabilities of G.T. Global Variable Telecommunications Fund, a series portfolio of G.T. Global Variable Investment Trust, a Delaware business trusts on October 15, 1999. Prior to May 1, 2000 the AIM V.I. New Technology Fund was named the AIM V.I. Telecommunications Fund. Prior to May 1, 2001, the New Technology Fund was named the AIM V.I. Telecommunications and Technology Fund. All historical financial information of AIM V.I. Technology Fund prior to October 15, 1999 relates to the predecessor fund. Each of the other Funds commenced operations as a series of the Trust. The Trust reorganized as a Delaware business trust on May 1, 2000. All of the Funds, except AIM V.I. Basic Value Fund and AIM V.I. Mid Cap Core Equity Fund, were included in the reorganization. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 1, 2000 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof). Prior to May 1, 2002, AIM V.I. Core Equity Fund was known as AIM V.I. Growth and Income Fund, AIM V.I International Growth Fund was known as AIM V.I. International Equity Fund, AIM V.I. Mid Cap Core Equity Fund was known as AIM V.I. Mid Cap Equity Fund and AIM V.I. Premier Equity Fund was known as AIM V.I. Value Fund.

SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each Fund offers Series I and Series II shares. Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers two separate classes of shares: Series I shares and Series II shares. Each such class represents interests in the same portfolio of investments. Differing expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or Series will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         The Trust understands that insurance company separate accounts owning shares of the Funds will vote their shares in accordance with the instructions received from owners of insurance company separate accounts ("Contract owners"), annuitants and beneficiaries. Fund shares held by a registered separate account as to which no instructions have been received will be voted for or against any proposition, or in abstention, in the same proportion as the shares of that separate account as to which instructions have been received. Fund shares held by a registered separate account that are not attributable to Contracts will also be voted for or against any proposition in the same proportion as the shares for which voting instructions are received by that separate account. If an insurance company determines, however, that it is permitted to vote any such shares of the Funds in its own right, it may elect to do so, subject to the then current interpretation of the 1940 Act and the rules thereunder.

         Each share of a Fund has the same voting, dividend, liquidation and other rights, however, each class of shares of a Fund is subject to different class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.

         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. There are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any Trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates, although the Trust in its sole discretion may issue them.

            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds other than AIM V.I. Global Utilities Fund is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The tables on the following pages identifies various securities and investment techniques used by AIM in managing the Funds. The tables have been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund might not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

         The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. However, shareholders will be notified before any material change in the investment policies becomes effective.

---------------------------------------------------------------------------------------------------------------------------
                                                        AIM VARIABLE INSURANCE FUNDS

                                              SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                             EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
        FUND              AIM V.I.     AIM V.I.    AIM         AIM V.I.     AIM V.I.     AIM V.I.      AIM          AIM
-------------------     AGGRESSIVE      BASIC      V.I.        CAPITAL      CAPITAL       CORE         V.I.         V.I.
SECURITY/INVESTMENT       GROWTH        VALUE      BLUE     APPRECIATION   DEVELOPMENT   EQUITY       DENT         GLOBAL
TECHNIQUE                  FUND         FUND       CHIP         FUND          FUND         FUND     DEMOGRAPHIC   UTILITIES
                                                   FUND                                               TRENDS        FUND
                                                                                                       FUND
---------------------------------------------------------------------------------------------------------------------------
                                                             EQUITY INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
Common Stock                X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Preferred Stock             X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Convertible
Securities                  X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Alternative Entity
Securities                  X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
                                                            FOREIGN INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
Foreign Securities          X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Foreign Exchange
Transactions                X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Foreign Government
Obligations                                                                                                           X
---------------------------------------------------------------------------------------------------------------------------
                                                              DEBT INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
Liquid Investments          X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Investment Grade
Corporate Debt              X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Junk Bonds                                                                                                            X
---------------------------------------------------------------------------------------------------------------------------
                                                             OTHER INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
REITs                       X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Other Investment
Companies                   X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
                                                           INVESTMENT TECHNIQUES
---------------------------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
When-Issued
Securities                  X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Short Sales                 X             X          X            X             X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Margin Transactions
---------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
        FUND                AIM V.I.     AIM V.I.       AIM V.I.     AIM V.I.     AIM V.I.
-------------------         GROWTH    INTERNATIONAL     MID CAP       NEW        PREMIER
SECURITY/INVESTMENT          FUND       GROWTH FUND      CORE      TECHNOLOGY     EQUITY
TECHNIQUE                                               EQUITY        FUND         FUND
                                                         FUND
--------------------------------------------------------------------------------------------
                                             EQUITY INVESTMENTS
--------------------------------------------------------------------------------------------
Common Stock                    X            X             X             X           X
--------------------------------------------------------------------------------------------
Preferred Stock                 X            X             X             X           X
--------------------------------------------------------------------------------------------
Convertible
Securities                      X            X             X             X           X
--------------------------------------------------------------------------------------------
Alternative Entity
Securities                      X            X             X             X           X
--------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
--------------------------------------------------------------------------------------------
Foreign Securities              X            X             X             X           X
--------------------------------------------------------------------------------------------
Foreign Exchange
Transactions                    X            X             X             X           X
--------------------------------------------------------------------------------------------
Foreign Government
Obligations
--------------------------------------------------------------------------------------------
                                             DEBT INVESTMENTS
--------------------------------------------------------------------------------------------
Liquid Investments              X            X             X             X           X
--------------------------------------------------------------------------------------------
Investment Grade
Corporate Debt                  X            X             X             X           X
--------------------------------------------------------------------------------------------
Junk Bonds
--------------------------------------------------------------------------------------------
                                             OTHER INVESTMENTS
--------------------------------------------------------------------------------------------
REITs                           X            X             X             X           X
--------------------------------------------------------------------------------------------
Other Investment
Companies                       X            X             X             X           X
--------------------------------------------------------------------------------------------
                                           INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                    X            X             X             X           X
--------------------------------------------------------------------------------------------
When-Issued
Securities                      X            X             X             X           X
--------------------------------------------------------------------------------------------
Short Sales                     X            X             X             X           X
--------------------------------------------------------------------------------------------
Margin Transactions
--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                    AIM VARIABLE INSURANCE FUNDS

                                          SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                          EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
        FUND              AIM V.I.   AIM V.I.     AIM        AIM V.I.       AIM V.I.     AIM V.I.     AIM          AIM
-------------------     AGGRESSIVE    BASIC       V.I.       CAPITAL        CAPITAL       CORE        V.I.         V.I.
SECURITY/INVESTMENT       GROWTH      VALUE       BLUE     APPRECIATION   DEVELOPMENT    EQUITY      DENT         GLOBAL
TECHNIQUE                  FUND       FUND        CHIP         FUND          FUND         FUND     DEMOGRAPHIC   UTILITIES
                                                  FUND                                               TRENDS        FUND
                                                                                                      FUND
---------------------------------------------------------------------------------------------------------------------------
Swap Agreements            X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Interfund Loans            X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Borrowing                  X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Lending Portfolio
Securities                 X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase
Agreements                 X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Illiquid Securities        X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Rule 144A Securities       X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Unseasoned Issuers         X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Special Situations                                              X
---------------------------------------------------------------------------------------------------------------------------
                                                        DERIVATIVES
---------------------------------------------------------------------------------------------------------------------------
Equity-Linked
Derivatives                X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Put Options                X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Call Options               X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Straddles                  X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Warrants                   X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Futures Contracts
and Options on
Futures Contracts          X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Forward Currency
Contracts                  X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------
Cover                      X            X          X            X             X             X           X             X
---------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
        FUND                 AIM V.I.       AIM V.I.       AIM V.I.     AIM V.I.     AIM V.I.
-------------------          GROWTH      INTERNATIONAL     MID CAP        NEW        PREMIER
SECURITY/INVESTMENT           FUND        GROWTH FUND       CORE       TECHNOLOGY     EQUITY
TECHNIQUE                                                  EQUITY         FUND         FUND
                                                            FUND
----------------------------------------------------------------------------------------------
Swap Agreements                 X              X             X             X           X
----------------------------------------------------------------------------------------------
Interfund Loans                 X              X             X             X           X
----------------------------------------------------------------------------------------------
Borrowing                       X              X             X             X           X
----------------------------------------------------------------------------------------------
Lending Portfolio
Securities                      X              X             X             X           X
----------------------------------------------------------------------------------------------
Reverse Repurchase
Agreements                      X              X             X             X           X
----------------------------------------------------------------------------------------------
Illiquid Securities             X              X             X             X           X
----------------------------------------------------------------------------------------------
Rule 144A Securities            X              X             X             X           X
----------------------------------------------------------------------------------------------
Unseasoned Issuers              X              X             X             X           X
----------------------------------------------------------------------------------------------
Special Situations
----------------------------------------------------------------------------------------------
                                                    DERIVATIVES
----------------------------------------------------------------------------------------------
Equity-Linked
Derivatives                     X              X             X             X           X
----------------------------------------------------------------------------------------------
Put Options                     X              X             X             X           X
----------------------------------------------------------------------------------------------
Call Options                    X              X             X             X           X
----------------------------------------------------------------------------------------------
Straddles                       X              X             X             X           X
----------------------------------------------------------------------------------------------
Warrants                        X              X             X             X           X
----------------------------------------------------------------------------------------------
Futures Contracts
and Options on
Futures Contracts               X              X             X             X           X
----------------------------------------------------------------------------------------------
Forward Currency
Contracts                       X              X             X             X           X
----------------------------------------------------------------------------------------------
Cover                           X              X             X             X           X
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                         AIM VARIABLE INSURANCE FUNDS

                               SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                               OTHER FUNDS
--------------------------------------------------------------------------------------------------------
         FUND              AIM V.I.       AIM V.I.         AIM V.I.         AIM V.I.         AIM V.I.
-------------------       BALANCED      DIVERSIFIED       GOVERNMENT       HIGH YIELD         MONEY
SECURITY/INVESTMENT         FUND        INCOME FUND     SECURITIES FUND      FUND          MARKET FUND
TECHNIQUE
--------------------------------------------------------------------------------------------------------
                                        EQUITY INVESTMENTS
--------------------------------------------------------------------------------------------------------
Common Stock                  X               X
--------------------------------------------------------------------------------------------------------
Preferred Stock               X               X                                 X
--------------------------------------------------------------------------------------------------------
Convertible Securities        X               X                                 X
--------------------------------------------------------------------------------------------------------
Alternative Entity
Securities                    X               X                                 X
--------------------------------------------------------------------------------------------------------
                                        FOREIGN INVESTMENTS
--------------------------------------------------------------------------------------------------------
Foreign Securities            X               X                X                X               X
--------------------------------------------------------------------------------------------------------
Foreign Exchange
Transactions                  X               X                X                X               X
--------------------------------------------------------------------------------------------------------
Foreign Government
Obligations                   X               X                X                X               X
--------------------------------------------------------------------------------------------------------
                                         DEBT INVESTMENTS
--------------------------------------------------------------------------------------------------------
U.S. Government
Obligations                   X               X                X                X               X
--------------------------------------------------------------------------------------------------------
Money Market
Instruments                   X               X                X                X               X
--------------------------------------------------------------------------------------------------------
Foreign Bank
Obligations                   X               X                                 X               X
--------------------------------------------------------------------------------------------------------
Mortgage-Backed and
Asset-Backed
Securities                    X               X                X                X               X
--------------------------------------------------------------------------------------------------------
Bank Instruments              X               X                                                 X
--------------------------------------------------------------------------------------------------------
Commercial Instruments        X               X                                 X               X
--------------------------------------------------------------------------------------------------------
Participation Loan
Interests                                                                                       X
--------------------------------------------------------------------------------------------------------
Investment Grade
Corporate Debt                X               X                                 X               X
Obligations
--------------------------------------------------------------------------------------------------------
Junk Bonds                                    X                                 X
--------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                            AIM VARIABLE INSURANCE FUNDS

                                  SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                                   OTHER FUNDS
------------------------------------------------------------------------------------------------------
         FUND              AIM V.I.        AIM V.I.       AIM V.I.           AIM V.I.        AIM V.I.
-------------------        BALANCED      DIVERSIFIED     GOVERNMENT         HIGH YIELD        MONEY
SECURITY/INVESTMENT          FUND        INCOME FUND    SECURITIES FUND       FUND         MARKET FUND
TECHNIQUE
------------------------------------------------------------------------------------------------------
                                              DEBT INVESTMENTS (CONT'D)
------------------------------------------------------------------------------------------------------
Taxable Municipal
Securities                                                                       X               X
------------------------------------------------------------------------------------------------------
Municipal Lease
Obligations                                                                                      X
------------------------------------------------------------------------------------------------------
                                              OTHER INVESTMENTS
------------------------------------------------------------------------------------------------------
REITs                        X               X                                   X
------------------------------------------------------------------------------------------------------
Other Investment
Companies                    X               X                 X                 X               X
------------------------------------------------------------------------------------------------------
Defaulted Securities                                                             X
------------------------------------------------------------------------------------------------------
Variable or Floating
Rate Instruments             X               X                                   X               X
------------------------------------------------------------------------------------------------------
Zero-Coupon and
Pay-in-Kind Securities       X               X                                   X
------------------------------------------------------------------------------------------------------
                                              INVESTMENT TECHNIQUES
------------------------------------------------------------------------------------------------------
Delayed Delivery
Transactions                 X               X                 X                 X               X
------------------------------------------------------------------------------------------------------
When-Issued
Securities                   X               X                 X                 X               X
------------------------------------------------------------------------------------------------------
Short Sales                  X               X                 X                 X
-------------------------------------------------------------------------------------------------------
Swap Agreements              X               X
-------------------------------------------------------------------------------------------------------
Interfund Loans              X               X                 X                 X               X
-------------------------------------------------------------------------------------------------------
Borrowing                    X               X                 X                 X               X
-------------------------------------------------------------------------------------------------------
Lending Portfolio
Securities                   X               X                 X                 X               X
-------------------------------------------------------------------------------------------------------
Repurchase
Agreements                   X               X                 X                 X               X
-------------------------------------------------------------------------------------------------------
Reverse Repurchase
Agreements                                   X                 X                 X               X
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                                         AIM VARIABLE INSURANCE FUNDS

                               SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES

                                               OTHER FUNDS
--------------------------------------------------------------------------------------------------------
         FUND              AIM V.I.        AIM V.I.        AIM V.I.         AIM V.I.         AIM V.I.
-------------------       BALANCED       DIVERSIFIED      GOVERNMENT       HIGH YIELD         MONEY
SECURITY/INVESTMENT         FUND         INCOME FUND   SECURITIES FUND        FUND         MARKET FUND
TECHNIQUE
--------------------------------------------------------------------------------------------------------
Dollar Rolls                 X                X               X
--------------------------------------------------------------------------------------------------------
Illiquid Securities          X                X               X                 X               X
--------------------------------------------------------------------------------------------------------
                                             INVESTMENT TECHNIQUES (CONT'D)
--------------------------------------------------------------------------------------------------------
Rule 144A Securities         X                X               X                 X               X
--------------------------------------------------------------------------------------------------------
Unseasoned Issuers           X                X               X                 X
--------------------------------------------------------------------------------------------------------
                                                  DERIVATIVES
--------------------------------------------------------------------------------------------------------
Equity-Linked
Derivatives                  X
--------------------------------------------------------------------------------------------------------
Put Options                  X                X               X                 X
--------------------------------------------------------------------------------------------------------
Call Options                 X                X               X                 X
--------------------------------------------------------------------------------------------------------
Straddles                    X                X               X                 X
--------------------------------------------------------------------------------------------------------
Warrants                     X                X                                 X
--------------------------------------------------------------------------------------------------------
Futures Contracts and
Options on Futures
Contracts                    X                X               X                 X
--------------------------------------------------------------------------------------------------------
Forward Currency
Contracts                    X                X                                 X
--------------------------------------------------------------------------------------------------------
Cover                        X                X               X                 X
--------------------------------------------------------------------------------------------------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund. AIM V.I. Blue Chip Fund does not intend to invest more than 10% of its total assets in convertible securities.

         The Funds will invest in a convertible debt security based primarily on the characteristics of the equity security into which it converts, and without regard to the credit rating of the convertible security (even if the credit rating is below investment grade). To the extent that a Fund invests in convertible debt securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature. See also "Junk Bonds" below.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by entities outside the United States. The AIM V.I. Dent Demographic Trends Fund may invest up to 10% of its total assets in securities of companies domiciled in developing countries. For all Funds except AIM V.I. International Growth Fund, the term "foreign securities" includes securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest in foreign securities as described in the Prospectus. Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) will replace its local currency with the euro by July 1, 2002. The anticipated replacement of existing currencies with the euro on or before July 1, 2002 could cause market disruptions and could adversely affect the value of securities held by a Fund.

         Risks of Developing Countries. All Funds (excluding AIM V.I. Money Market Fund) may invest 5%, except that AIM V.I. Dent Demographic Trends Fund may invest 10% and AIM V.I. International Growth Fund may invest 20% of their respective total net assets in securities of companies located within emerging markets or developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by a Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small, are less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund (except AIM V.I. Money Market Fund) has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its total assets to foreign exchange hedges as it can invest in foreign securities.

         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the government of developing countries.

Debt Investments

         LIQUID INVESTMENTS. In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Fund may temporarily hold all or a portion of its assets in cash or the following liquid investments: money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations). For cash management purposes, the Fund may also hold a portion of its assets in cash or such liquid investments.

         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         JUNK BONDS. Junk bonds are lower-rated or non-rated debt securities. Junk bonds are considered speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligation. While generally providing greater income and opportunity for gain, non-investment grade debt securities are subject to greater risks than higher-rated securities.

         Companies that issue junk bonds are often highly leveraged, and may not have more traditional methods of financing available to them. During an economic downturn or recession, highly leveraged issuers of high yield securities may experience financial stress, and may not have sufficient revenues to meet their interest payment obligations. Economic downturns tend to disrupt the market for junk bonds, lowering their values, and increasing their price volatility. The risk of issuer default is higher with respect to junk bonds because such issues are generally unsecured and are often subordinated to other creditors of the issuer.

         The credit rating of a junk bond does not necessarily address its market value risk, and ratings may from time to time change to reflect developments regarding the issuer's financial condition. The lower the rating of a junk bond, the more speculative its characteristics.

         To the extent that a Fund has the ability to invest in junk bonds, the Fund may have difficulty selling certain junk bonds because they may have a thin trading market. The lack of a liquid secondary market may have an adverse effect on the market price and each Fund's ability to dispose of particular issues and may also make it more difficult for each Fund to obtain accurate market quotations of valuing these assets. In the event a Fund experiences an unexpected level of net redemptions, the Fund could be forced to sell its junk bonds at an unfavorable price. Prices of junk bonds have been found to be less sensitive to fluctuations in interest rates, and more sensitive to adverse economic changes and individual corporate developments than those of higher-rated debt securities.

         Descriptions of debt securities ratings are found in Appendix A.

         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.

         MONEY MARKET INSTRUMENTS. Money market instruments in which the Funds will invest will be "First Tier Securities" as defined in Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time. A First-Tier Security is generally a security with a remaining maturity of 397 calendar days or less that has been rated by the Requisite NRSROs in the highest short-term rating category, or a security issued by an issuer that has received a rating by the Requisite NRSROs in the highest short-term rating category with respect to a class of debt obligations (or any debt obligation within that class). First Tier Securities include unrated securities deemed by the Fund's investment adviser to be of comparable quality to such rated securities. A rated security includes a guarantee that has received a short-term rating from a NRSRO, or a guarantee issued by a guarantor that has received a short-term rating from a NRSRO with respect to a class of debt obligations (or any debt obligation within that class). To be a First Tier Security, if a security is subject to a guarantee, the guarantee generally must have received a rating from a NRSRO or be issued by a guarantor that has received a rating with respect to a class of debt obligations (or any debt obligation within that class) that is comparable in priority or security to the guarantee. Asset backed securities, other than those substantially all of whose qualifying assets consist of obligations of one or more municipal issuers, must have received a rating from a NRSRO to be First

Tier Securities. The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time the Fund acquires the security, that NRSRO.

         AIM V.I. Money Market Fund will attempt to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds the per share net asset value of its shares in compliance with applicable rules and regulations. Accordingly, the Fund invests only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security held by the Fund is determined in compliance with applicable rules and regulations. Certain securities bearing interest at rates that are adjusted prior to the stated maturity of the instrument or that are subject to redemption or repurchase agreements are deemed to have maturities shorter than their stated maturities.

         FOREIGN BANK OBLIGATIONS. To the extent that a Fund has the ability to invest in foreign Bank Obligations, the Fund may invest in Eurodollar obligations (i.e., U.S. dollar-denominated obligations issued by a foreign branch of a domestic bank), Yankee dollar obligations (i.e., U.S. dollar-denominated obligations issued by a domestic branch of a foreign bank) and obligations of foreign branches of foreign banks. The AIM V.I. Money Market Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 50% of its total assets at the time of purchase, provided that there is no limitation upon the Fund's investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch for any reason fails to pay on the Eurodollar obligation; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. For a discussion of the risks pertaining to investments in foreign securities, see "Risk Factors" in this Statement of Additional Information.

         MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation ("FHLMC"), as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

         There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs") guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.

         Other asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. Regular payments received in respect of such securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.

         If a Fund purchases a mortgage-backed or other asset-backed security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return.

         BANK INSTRUMENTS.

     Bankers' Acceptances -- A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     Certificates of Deposit -- A negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

     Time Deposits -- A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market.

     Eurodollar Obligations -- A Eurodollar obligation is a U.S.
dollar-denominated obligation issued by a foreign branch of a domestic bank.

     Yankee Dollar Obligations -- A Yankee dollar obligation is a U.S. dollar-denominated obligation issued by a domestic branch of a foreign bank.

         COMMERCIAL INSTRUMENTS.

     Commercial Paper -- The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

     Variable Rate Master Demand Notes -- Variable rate master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the applicable quality criteria. The interest rate on a variable rate master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal amount of the note on relatively short notice. All variable rate master demand notes acquired by the AIM V.I. Money Market Fund will be payable within a prescribed notice period not to exceed seven days.

     Investment Grade Corporate Debt Obligations. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.

         PARTICIPATION LOAN INTERESTS. AIM V.I. Money Market Fund may purchase participations in corporate loans. Participation loan interests generally will be acquired from a commercial bank or other financial institution (a "Lender") or from other holders of a participation loan interest (a "Participant"). The purchase of a participation loan interest either from a Lender or a Participant will not result in any direct contractual relationship with the borrowing company ("the Borrower"). Instead, the Fund will be required to rely on the Lender or the Participant that sold the participation loan interest both for the enforcement of the Fund's rights against the Borrower and for the receipt and processing of payments due to the Fund under the loans. The Fund is thus subject to the credit risk of both the Borrower and a Participant. Participation loan interests are generally subject to restrictions on resale. The Fund considers participation loan interests to be illiquid and therefore subject to the Fund's percentage limitation for investments in illiquid securities.

         TAXABLE MUNICIPAL SECURITIES. Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.

         MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal leases for exempt from federal income taxes. Consistent with its investment objective, a Fund may purchase these obligations directly, or they may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Fund in municipal lease obligations shall be deemed illiquid and shall be valued according to the Fund's Procedures for Valuing Securities current at the time of such valuation.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with its investment objective, a Fund may invest up to 15% of its total assets in equity and/or debt securites issued by REITs. To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds.

         DEFAULTED SECURITIES. The AIM V.I. High Yield Fund may invest in defaulted securities. In order to enforce its rights in defaulted securities, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the defaulted securities. This could increase a Fund's operating expenses and adversely affect its net asset value. Any investments by a Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless AIM determines that such defaulted securities are liquid under guidelines adopted by the Board of Trustees.

         VARIABLE OR FLOATING RATE INSTRUMENTS. The Funds may invest in Municipal Securities which have variable or floating interest rates which are readjusted on set dates (such as the last day of the month or calendar quarter) in the case of variable rates or whenever a specified interest rate change occurs in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of Municipal Securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate Municipal Securities than for fixed rate obligations. Many Municipal Securities with variable or floating interest rates purchased by a Fund are subject to payment of principal and accrued interest (usually within seven days) on the Fund's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable quality standards of a Fund. AIM will monitor the pricing, quality and liquidity of the variable or floating rate Municipal Securities held by the Funds.

         To the extent a Fund has the ability to invest in Variable or Floating Rate Instruments, the Fund may invest in inverse floating rate obligations or residual interest bonds, or other obligations or certificates related to such securities which have similar features. These types of obligations generally have floating or variable interest rates that move in the opposite direction of short-term interest rates, and generally increase or decrease in value in response to changes in short-term interest rates at a rate which is a multiple (typically two) of the rate at which long-term fixed rate tax-exempt securities increase or decrease in response to such changes. As a result, such obligations have the effect of providing investment leverage and may be more volatile than long-term fixed rate tax-exempt securities.

         ZERO-COUPON AND PAY-IN-KIND SECURITIES. To the extent consistent with its investment objective, a Fund may invest in zero-coupon or pay-in-kind securities. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because zero-coupon and pay-in-kind securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount (or deemed discount) and other non-cash income on such securities accrued during that year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to avoid certain excise taxes, the Fund may be required to distribute a portion of such discount and income, and may be required to dispose of other portfolio securities, which could occur during periods of adverse market prices, in order to generate sufficient cash to meet these distribution requirements.

Investment Techniques

         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery transactions will not be used as a speculative or leverage technique.

         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.

         AIM V.I. Government Securities Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, the Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.

         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree.

Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a when-issued commitment. A Fund will employ techniques designed to reduce such risks. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.

         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.

         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. To the extent that a Fund has the ability to enter into Swap Agreements, a Fund has the ability to enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets, to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owned to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

         LENDING PORTFOLIO SECURITIES. Each Fund except AIM V.I. Money Market Fund may lend its portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.

         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

         The Funds have obtained an exemptive order from the SEC allowing them to invest their cash balances in joint accounts for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.

         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are repurchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

         At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage prepayment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund, except AIM V.I. Money Market Fund, may invest up to 15% of its net assets in securities that are illiquid. AIM V.I. Money Market Fund may invest up to 10% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         UNSEASONED ISSUERS. Investments in the equity securities of companies having less than three years' continuous operations (including operations of any predecessor) involve more risk than investments in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

         SPECIAL SITUATIONS. A special situation arises when, in the opinion of the Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include things such as liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs and new management or management policies. Although large and well known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

Derivatives

         To the extent a Fund has the ability to invest in Derivatives the Fund may invest in forward contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the Fund's investments. The Fund may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).

         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular securities index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies, and therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, futures contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, futures contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, futures contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, a Fund's use of options may require that Fund to set aside assets to reduce the risks associated with using those options. This process is described in more detail below in the section "Cover."

         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, futures contract, or foreign currency alone. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, futures contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the underling security, futures contract, or foreign currency decline.

         In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, futures contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.

         If a call option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset to the extent of the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lowest price it is willing to receive for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, futures contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, futures contract or currency with either a different exercise price or expiration date, or both.

         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, futures contract or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, futures contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security, futures contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, futures contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."

         A Fund may purchase a put option on an underlying security, futures contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, futures contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, futures contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, futures contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, futures contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, futures contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         STRADDLES. A Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.

         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account.

         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."

         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.

         A Fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.

         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."

         COVER. Transactions using forward contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.

         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.

         Assets used as cover cannot be sold while the position in the corresponding forward contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.

         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward contract at any particular time.

         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

         DIVERSIFICATION REQUIREMENTS - AIM V.I. MONEY MARKET FUND. As a money market fund, AIM V.I. Money Market Fund is subject to the diversification requirements of Rule 2a-7 under the 1940 Act. This Rule sets forth two different diversification requirements: one applicable to the issuer of securities (provided that such securities are not subject to a demand feature or a guarantee), and one applicable to securities with demand features or guarantees.

         The issuer diversification requirement provides that the Fund may not invest in the securities of any issuer if, as a result, more than 5% of its total assets would be invested in securities issued by such issuer. If the securities are subject to a demand feature or guarantee, however, they are not subject to this requirement. Moreover, for purposes of this requirement, the issuer of a security is not always the nominal issuer. Instead, in certain circumstances, the underlying obligor of a security is deemed to be the issuer of the security. Such circumstances arise for example when another political subdivision agrees to be ultimately responsible for payments of principal of an interest on a security or when the assets and revenues of a non-governmental user of the facility financed with the securities secures repayment of such securities.

         The diversification requirement applicable to securities subject to a demand feature or guarantee provides that, with respect to 75% of its total assets, the Fund may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same entity. A demand feature permits the Fund to sell a security at approximately its amortized cost value plus accrued interest at specified intervals upon no more than 30 days' notice. A guarantee includes a letter of credit, bond insurance and an unconditional demand feature (provided the demand feature is not provided by the issuer of the security.)

         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (4). Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Consistent with applicable law and unless otherwise provided, all percentage limitations apply at the time of purchase.

         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions;

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions;

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933;

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) tax-exempt obligations issued by governments or political subdivisions of governments, or (iii) for AIM V.I. Money Market Fund, bank instruments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security;

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or in investing in securities that are secured by real estate or interests therein;

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests; and

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as that Fund.

         AIM V.I. Global Utilities Fund is also subject to the following fundamental investment restriction:

         The Fund will concentrate (as such term may be defined or interpreted by the 1940 Act Laws, Interpretations, and Exemptions) its investments in the securities of domestic and foreign public utility companies.

         The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which the advisor must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to all of the Funds, except AIM V.I. Global Utilities Fund is not subject to restrictions (1) or (3). They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets (and for AIM V.I. Money Market Fund, with respect to 100% of its total assets), purchase the securities of any issuer (other than securities issued or guaranteed by the U. S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment advisor, subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "Advised Fund"). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowing from banks exceeds 5% of the Fund's total assets.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.

         For purposes of Global Utilities Fund's fundamental restriction regarding industry concentration, public utility companies shall consist of companies that produce or supply electricity, natural gas, water, sanitary services, and telephone, cable satellite, telegraph or other communication or information transmission services, as well as developing utility technology companies and holding companies which derive at least 40% of their revenues from utility-related activities.

                            MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

         The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them is set forth in Appendix B.

         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.

         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Carl Frischling (on leave of absence), Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Miss Ruth H. Quigley. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management. During the fiscal year ended December 31, 2001, the Audit Committee held eight meetings.

         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Frischling, Pennock and Sklar (Chair), Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for:
(i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2001, the Investments Committee held six meetings.

         The members of the Valuation Committee are Messrs. Dunn and Pennock, and Miss Quigley. The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2001, the Valuation Committee held no meetings.

         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees. During the fiscal year ended December 31, 2001, the Committee on Directors/Trustees held six meetings.

         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

TRUSTEE OWNERSHIP OF FUND SHARES

         The dollar range of equity securities beneficially owned by each trustee in the Funds and in all registered investment companies overseen by the trustees in all AIM Funds is set forth in Appendix B-1

FACTORS CONSIDERED IN RENEWING INVESTMENT ADVISORY AGREEMENT

         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 8-9, 2001. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of the AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of their assets and relationship to contractual limitations; any fee waivers (or payments of fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.

         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and their respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2001 is found in Appendix C.

Retirement Plan For Trustees

         The Trustees have adopted a retirement plan for the Trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the Trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchase of Class A Shares of the Funds at Net Asset Value

         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares - Purchases of Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."

CODES OF ETHICS

         AIM, the Trust and A I M Distributors, Inc. ("AIM Distributors") have each adopted a Code of Ethics governing, as applicable, personal trading activities of all Directors/Trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by certain beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR

         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 150 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.

         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.

         The Advisor is also responsible for furnishing to the Funds, at the Advisor's expense, the services of persons believes to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

         The Master Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of the Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.

         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:

------------------------------------------------------------------------------------------------------------------
                         FUND NAME                               NET ASSETS                       ANNUAL RATE
------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund                            First $150 million                         0.80%
                                                           Amount over $150 million                  0.625%
------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced Fund                                     First $150 million                         0.75%
                                                           Amount over $150 million                   0.50%
------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Fund                                  First $500 million                        0.725%
AIM V.I. Mid Cap Core Equity Fund                          Next $500 million                         0.700%
                                                           Next $500 million                         0.675%
                                                           Amount over $1.5 billion                   0.65%
------------------------------------------------------------------------------------------------------------------

AIM V.I. Blue Chip Fund                                    First $350 million                         0.75%
AIM V.I. Capital Development Fund                          Amount over $350 million                  0.625%
------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation Fund                         First $250 million                         0.65%
AIM V.I. Core Equity Fund                                  Amount over $250 million                   0.60%
AIM V.I. Global Utilities Fund
AIM V.I. Growth Fund
AIM V.I. Premier Equity Fund
------------------------------------------------------------------------------------------------------------------

AIM V.I. Dent Demographic Trends Fund                      First $2 billion                           0.85%
                                                           Amount over $2 billion                     0.80%
------------------------------------------------------------------------------------------------------------------

AIM V.I. Diversified Income Fund                           First $250 million                         0.60%
                                                           Amount over $250 million                   0.55%
------------------------------------------------------------------------------------------------------------------

AIM V.I. Government Securities Fund                        First $250 million                         0.50%
                                                           Amount over $250 million                   0.45%
------------------------------------------------------------------------------------------------------------------

AIM V.I. High Yield Fund                                   First $200 million                        0.625%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                         FUND NAME                               NET ASSETS                       ANNUAL RATE
------------------------------------------------------------------------------------------------------------------
                                                           Next $300 million                         0.55%
                                                           Next $500 million                         0.50%
                                                           Amount over $1 billion                    0.45%
------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth Fund                         First $250 million                        0.75%
                                                           Amount over $250 million                  0.70%
------------------------------------------------------------------------------------------------------------------

AIM V.I. Money Market Fund                                 First $250 million                        0.45%
                                                           Amount over $250 million                  0.35%
------------------------------------------------------------------------------------------------------------------

AIM V.I. New Technology Fund                               All                                       1.00%

------------------------------------------------------------------------------------------------------------------

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         AIM has voluntarily agreed, effective July 1, 2001, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Funds Investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks--Other Investments--Other Investment Companies."

         AIM has contractually agreed, effective July 1, 2001, to waive fees and/or reimburse expenses (excluding interest, taxes, dividends on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) for Series I Shares of each of AIM V.I. Dent Demographic Trends Fund and AIM V.I. New Technology Fund to the extent necessary to limit the total operating expenses of each such series to 1.30%. Such contractual fee waivers or reductions may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.

         INVESTMENT SUB-ADVISOR. AIM has entered into a Sub-Advisory contract with H.S. Dent Advisors, Inc. ("Dent") (H.S. Dent Advisors, Inc. a "Sub-Advisor") to provide investment sub-advisory services to AIM V.I. Dent Demographic Trends Fund.

         Dent is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Dent's responsibilities include providing the Fund's with macroeconomic and sector research, along with investment and market capitalization recommendations analyzing global economic trends

         For the services to be rendered by Dent under its Sub-Advisory Contract, the Advisor will pay to Dent, a fee which will be computed daily and paid as of the last day of each month on the basis of the Fund's daily net asset value, using for each daily calculation the most recently determined net asset value of the Fund. (See "Computation of Net Asset Value.") On an annual basis, the sub-advisory fee is equal to 0.13% of the first $1 billion of AIM V.I. Dent Demographic Trends Fund's average daily net assets, plus 0.10% of the Fund's average daily net assets in excess of $1 billion to and including $2 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets in excess of $2 billion.

         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31, are found in Appendix E.

          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the agent) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services. In addition, AIM provides, or assures that Participating Insurance Companies will provide, certain services implementing the Trust's funding arrangements with Participating Insurance Companies. These services include: establishment of compliance procedures; negotiation of participation agreements; preparation of prospectuses, financial reports and proxy statements for existing Contractowners; maintenance of master accounts; facilitation of purchases and redemptions requested by Contractowners; distribution to existing Contractowners copies of prospectuses, proxy materials, periodic Fund reports and other materials; maintenance of records; and Contractowner services and communication. Effective May 1, 1998, the Funds reimburse AIM for its costs in providing, or assuring that Participating Insurance Companies provide, these services, currently in an amount up to 0.25% of the average net asset value of each Fund. AIM has agreed to bear certain of these costs on the net assets of each Fund as of April 30, 1998.

         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix F.

OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway
Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.

         CUSTODIANS. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds (except AIM V.I. Money Market Fund). The
Bank of New York, 100 Church Street, New York, New York 10286, is custodian of all securities and cash of AIM V.I. Money Market Fund.

         The Custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under their contract with the Trust, the Custodians maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The firm of Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA, 19103, serves as the auditors of each Fund.

         COUNSEL TO THE TRUST. Foley & Lardner, Washington, D.C., has advised the Trust on certain federal securities law matters.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

         The sub-advisor has adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. Unless specifically noted, the Sub-Advisor's procedures do not materially differ from AIM's procedures as set forth below.

         Since purchases and sales of portfolio securities by the AIM V.I. Money Market Fund are usually principal transactions, the Fund incurs little or no brokerage commissions.

BROKERAGE TRANSACTIONS

         Subject to the policies established by the Board of Trustees, AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.

         Purchases and sales of portfolio securities for the AIM V.I. Diversified Income Fund, AIM V.I. Government Securities Fund and AIM V.I. Money Market Fund are generally transacted with the issuer or a primary market maker. In addition, some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

COMMISSIONS

         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which it exercises investment discretion." In addition, the services provided by a broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in any transaction, the Fund may pay a higher price than that available from another broker provided that the difference is justified by other aspects of the portfolio execution services provided.

         The Funds are not under any obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Brokers who provide supplemental investment research to AIM may receive orders for transactions by a Fund. Information so received will be in addition to and not in lieu of the services required to be performed by AIM under its agreements with the Fund, and the expenses of AIM will not necessarily be reduced as a result of the receipt of such supplemental information. Certain research services furnished by broker-dealers may be useful to AIM in connection with its services to other advisory clients, including the other mutual funds advised by AIM (collectively with the Funds, the "AIM Funds"). Also, a Fund may pay a higher price for securities or higher commissions in recognition of research services furnished by broker-dealers.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by subadvisers to accounts managed or advised by AIM. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         Foreign equity securities held by a Fund in the form of ADRs or EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31, are found in Appendix G.

DIRECTED BROKERAGE (RESEARCH SERVICES)

         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2001 are found in Appendix H.

REGULAR BROKERS OR DEALERS

         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2001 is found in Appendix H.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Often times, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.

ALLOCATION OF EQUITY OFFERING TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in equity security distributions that are available in an equity "offering", which AIM defines as an IPO, a secondary (follow-on offering), a private placement, a direct placement or a PIPE (private investment in a public equity) and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for offerings for all AIM Funds and accounts participating in purchase transactions for that offering, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular offering by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in offerings will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of offerings over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous offerings as well as the size of the AIM Fund or account. Each eligible AIM Fund and account with an asset level of less than $500 million will be placed in one of three tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.

         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in offerings, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such offering transactions will be the same for each AIM Fund and account.

                       PURCHASE AND REDEMPTION OF SHARES

         The Trust offers the shares of the Funds, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to fund variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to a Fund in the Trust. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Fund which corresponds to that division. Each separate account purchases and redeems shares of these Funds for its divisions at net asset value without sales or redemption charges. Currently several insurance company separate accounts invest in the Funds.

         The Trust, in the future, may offer the shares of its Funds to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Fund would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

         The Board of Trustees monitors for possible conflicts among separate accounts (and will do so for plans) buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contractors or policies funded through another separate account to lose their tax-deferred status, unless remedial actions were taken. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board of Trustees may require a separate account or Plan to withdraw its participation in a Fund. A Fund's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or plan) withdrawing because of a conflict.

Calculation of Net Asset Value

         The net asset value per share (or share price) of each Series of each of the Funds will be determined as of the close of the customary trading session of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern
Time) on each "business day of the Fund." In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE. A "business day of a Fund" is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net asset value per share is determined by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. The determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.

Valuation of Investments of All Funds Except the Money Market Fund

         Among other items, a Fund's liabilities include accrued expenses and dividends payable, and its total assets include portfolio securities valued at their market value as well as income accrued but not received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers and in accordance with methods which are specifically authorized by the Board of Trustees of the Trust. Short-term obligations with maturities of 60 days or less are valued at amortized cost as reflecting fair value.

Valuation of the Money Market Fund's Investments.

         The Money Market Fund uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent; therefore, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Trust can give no assurance that the Fund can maintain a $1.00 net asset value per share.

         For the Money Market Fund: The net asset value per share of the Fund is determined daily as of the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the number of shares outstanding of the Fund and rounding the resulting per share net asset value to the nearest one cent. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Yield Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.

         The valuation of the portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. The Fund will invest only in "Eligible Securities," as defined in Rule 2a-7 of the 1940 Act, which the Fund's Board of Trustees has determined present minimal credit risk. Rule 2a-7 also requires, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 397 calendar days or less.

         The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00 for the Fund as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.

         The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.

         For All Other Funds: The net asset value per share of each Fund is normally determined daily as of the close of the customary trading session on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Trust. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

         Each equity security (excluding convertible bonds) held by the Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the closing bid price based upon quotes furnished by independent pricing services or market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust. Short-term obligations having 60 days or less to maturity are valued on the basis of amortized cost. For purposes of determining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of the customary trading session of the NYSE.

         Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

         It is the present policy of the Funds to declare and distribute dividends representing substantially all net investment income as follows:

                                                                 DIVIDENDS            DIVIDENDS
                                                                 DECLARED               PAID
                                                                 ---------            ---------
AIM V.I. Aggressive Growth Fund ..............................   annually              annually
AIM V.I. Balanced Fund .......................................   annually              annually
AIM V.I. Basic Value Fund.....................................   annually              annually
AIM V.I. Blue Chip Fund ......................................   annually              annually
AIM V.I. Capital Appreciation Fund ...........................   annually              annually
AIM V.I. Capital Development Fund ............................   annually              annually
AIM V.I. Core Equity Fund ....................................   annually              annually
AIM V.I. Dent Demographic Trends Fund.........................   annually              annually
AIM V.I. Diversified Income Fund .............................   annually              annually
AIM V.I. Global Utilities Fund ...............................   annually              annually
AIM V.I. Government Securities Fund ..........................   annually              annually
AIM V.I. Growth Fund .........................................   annually              annually
AIM V.I. High Yield Fund .....................................   annually              annually
AIM V.I. International Growth Fund ...........................   annually              annually
AIM V.I. Mid Cap Core Equity Fund.............................   annually              annually

AIM V.I. Money Market Fund ...................................      daily                 daily
AIM V.I. New Technology Fund..................................   annually              annually
AIM V.I. Premier Equity Fund .................................   annually              annually

         All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Fund issuing the distribution at the net asset value determined on the reinvestment date.

         It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any, carried forward from previous fiscal periods.

         It is the present policy of the Funds to declare and pay annually net investment income dividends and capital gain distributions except for AIM V.I. Money Market Fund. It is the Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year to separate accounts of participating life insurance companies. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital losses, if any carried forward from previous fiscal periods. At the election of participating life insurance companies, dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.

         AIM V.I. Money Market Fund declares and pays daily net investment income dividends and declares and pays annually any capital gain distributions. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute net realized short-term gains, if any, more frequently.

         A dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

Should the Trust incur or anticipate any unusual expense, loss or depreciation, which would adversely affect the net asset value per share of the Money Market Fund or the net income per share of a class of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the AIM Money Market Fund was reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees might suspend further dividend payments on shares of the Fund until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Fund and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

         Each series of shares of the Trust is treated as a separate association taxable as a corporation. Each Fund intends to qualify under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. As a RIC, a Fund will not be subject to federal income tax to the extent it distributes to its shareholders its net investment income and net capital gains.

         In order to qualify as a regulated investment company, each Fund must satisfy certain requirements concerning the nature of its income, diversification of its assets and distribution of its income to shareholders. In order to ensure that individuals holding the Contracts whose assets are invested in a Fund will not be subject to federal income tax on distributions made by the Fund prior to the receipt of payments under the Contracts, each Fund intends to comply with additional requirements of

Section 817(h) of the Code relating to both diversification of its assets and eligibility of an investor to be its shareholder. Certain of these requirements in the aggregate may limit the ability of a Fund to engage in transactions involving options, futures contracts, forward contracts and foreign currency and related deposits.

         The holding of the foreign currencies and investments by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Fund.

         Each Fund investing in foreign securities may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of a Fund's total assets at the close of the taxable year consists of securities of foreign corporations, the Fund may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Fund shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Funds should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

         Because each Fund intends to qualify under the Code as a RIC for each taxable year, each Fund must, among other things, meet the following requirements: A. Each Fund must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies. B. Each Fund must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Fund's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs).

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year the sum of 98% of its ordinary income for the calendar year, plus 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year. The amount which must be distributed is increased by undistributed income and gains from prior years and decreased by certain distributions in prior years. Each Fund intends to make sufficient distributions to avoid imposition of the excise tax. Some Funds meet an exception which results in their not being subject to excise tax.

         As a RIC, each Fund will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least (i) 90% of its investment company taxable income for the taxable year; and (ii) 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2). Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the distribution requirement.

         Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on each Fund by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of each Fund as assets of the corresponding division of the insurance company separate accounts, each Fund intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that a Fund's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of a Fund or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), government securities and securities of other RICs. Failure of a Fund to satisfy the Section 817(h) requirements would result in taxation of and treatment of the Contract holders investing in a corresponding division other than as described in the applicable prospectuses of the various insurance company separate accounts.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

         The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Series II shares (the "Plan"). Each Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of average daily net assets of Series II shares.

         The Plan compensates AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Plan.

         Amounts payable by a Fund under the Plan need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plan does not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plan. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Series II shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.

         The Funds may pay a service fee of 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plan, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the Plan. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plan. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").

         See Appendix I for a list of the amounts paid by Series II shares to AIM Distributors pursuant to the Plan for the year, or period, ended December 31, 2001 and Appendix J for an estimate by category of the allocation of actual fees paid by Series II shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2001.

         As required by Rule 12b-1, the Plan and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plan with respect to each Fund and/or the classes of each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plan that would increase materially the distribution expenses paid by the class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

DISTRIBUTOR

         The Trust has entered into a master distribution agreement relating to the Funds (the "Distribution Agreement") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."

         The Distribution Agreement provides AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis.

         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The applicable Funds may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Series II shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Series I shares at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Series II shares since their inception and the restated historical performance of the Funds' Series I shares (for periods prior to inception of the Series II shares) at net asset value, adjusted to reflect the Rule 12b-1 fees applicable to the Series II shares. If the Funds' Series II shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Series II shares.

         A restated or blended performance calculation may be used to derive the following for all Funds except AIM V.I. Money Market Fund: (i) standardized average annual total returns over one, five and ten years (or since inception if less than ten years) and (ii) non-standardized cumulative total returns over a stated period.

         A restated or blended performance calculation may be used to derive the following for AIM V.I. Money Market Fund: (i) non-standardized average annual total returns over a stated period, and (ii) non-standardized cumulative total returns over a stated period.

         The standard formula for calculating average annual total return is as follows:

                                         n
                                   P(1+T) =ERV

Where           P       =    a hypothetical initial payment of $1,000.

                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).

                n       =    number of years.

                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the 1, 5, or 10 year periods
                             (or fractional portion of such period).

The cumulative total returns for each Fund, with respect to its Series I shares, for the one, five and ten year periods (or since inception if applicable) ended December 31 are found in Appendix K.

Yield Quotation

         Income calculated for purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions from the Fund paid over the same period or the rate of income reported in the Fund's financial statements.

         The standard formula for calculating yield for each Fund is as follows:

                                                   6
                        YIELD = 2[((a-b)/(c x d)+1) -1]

Where          a   =   dividends and interest earned during a stated 30-day
                       period. For purposes of this calculation, dividends are accrued rather than recorded on the ex-dividend date.
                       Interest earned under this formula must generally be calculated based on the yield to maturity of each obligation (or, if more appropriate, based on yield to call date).

               b   =   expenses accrued during period (net of reimbursements).

               c   =   the average daily number of shares outstanding during the
                       period.

               d   =   the maximum offering price per share on the last day of
                       the period.

         The standard formula for calculating annualized yield for AIM V.I. Money Market Fund is as follows:

                               (V  - V )
                                 1    2              365
                         Y =   ---------     X       ---
                                     V                7
                                      2

         Where     Y    =    annualized yield.

                   V    =    the value of a hypothetical pre-existing
                    0        account in the Fund having a balance of one share
                             at the beginning of a stated seven-day period.

                   V    =    the value of such an account at the end of the
                    1        stated period.

         The standard formula for calculating effective annualized yield for the Fund is as follows:

                                     365/7
                         EY = (Y + 1)      - 1

         Where     EY   =    effective annualized yield.

                   Y    =    annualized yield, as determined above.

Performance Information

         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         Certain Funds may participate in the initial public offering (IPO) market in some market cycles. Because of these Funds' small asset bases, any investment the Funds may make in IPOs may significantly increase these Funds' total returns. As the Funds' assets grow, the impact of IPO investments will decline, which may decrease the Funds' total returns.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.

         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:

Advertising Age                    Forbes                              Nation's Business
Barron's                           Fortune                             New York Times
Best's Review                      Hartford Courant                    Pension World
Broker World                       Inc.                                Pensions & Investments
Business Week                      Institutional Investor              Personal Investor
Changing Times                     Insurance Forum                     Philadelphia Inquirer
Christian Science Monitor          Insurance Week                      USA Today
Consumer Reports                   Investor's Daily                    U.S. News & World Report
Economist                          Journal of the American             Wall Street Journal
FACS of the Week                   Society of CLU & ChFC               Washington Post
Financial Planning                 Kiplinger Letter                    CNN
Financial Product News             Money                               CNBC
Financial Services Week            Mutual Fund Forecaster              PBS
Financial World

         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor                                    Stanger
Donoghue's                                           Weisenberger
Mutual Fund Values (Morningstar)                     Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

Lipper Balanced Fund Index                           Russell 2000(R)Index
Lipper European Fund Index                           Russell 3000(R)Index
Lipper Global Fund Index                             Russell 3000 Growth Index
Lipper Utilities Fund Index                          Lehman Aggregate Bond Index
Lipper International Fund Index                      Dow Jones Global Utilities Index
Lipper Multi Cap Core Fund Index                     MSCI All Country World Index
Lipper Multi Cap Growth Fund Index                   MSCI EAFE Index
Lipper Science & Technology Fund Index               MSCI Europe Index
Lipper Small Cap Core Fund Index                     PSE Tech 100 Index
Lipper Small Cap Growth Fund Index                   Standard & Poor's 500 Stock Index
Lipper Large Cap Core Fund Index                     Wilshire 5000 Index
Russell 1000 Index                                   NASDAQ Index
Russell 1000 Value Index

         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those

Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Fund's portfolio; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

         From time to time, AIM V.I. Dent Demographic Trends Fund's sales literature and/or advertisements may quote (i) Harry S. Dent, Jr.'s theories on why the coming decade may offer unprecedented opportunities for investors, including his opinions on the stock market outlook and where growth may be strongest; (ii) Harry S. Dent, Jr.'s opinions and theories from his books and publications, including, but not limited to, Job Shock, The Great Boom Ahead and The Roaring 2000s, including his beliefs that (a) people's spending patterns may help predict the stock market, (b) the stock market has tended to perform best when a generation has reached its peak spending years from ages 45-50, and (c) as more and more baby boomers reach their peak spending age, they could propel stock prices up for the next decade; and (iii) Harry S. Dent, Jr.'s S-curve analysis, a forecasting tool used to analyze products that show remarkable growth.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa:   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A:    Bonds which are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba:   Bonds which are rated Ba are judged to have speculative elements;
their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:   Bonds which are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C:    Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa:   Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A:    Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba:   Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B:    Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:   Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C:    Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                        MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1:   Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on Funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:   Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:   Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA:   Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:     Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:   Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1: Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:  Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

          An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

          Rating categories are as follows:

A-1:   This highest category indicates that the degree of safety
regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:   Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:   Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:     Issues with this rating are regarded as having only speculative capacity for timely payment.

C:     This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:     Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                      FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA:   Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:    Bonds considered to be investment grade and of very high credit quality.
The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A:     Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB:   Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB:    Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B:     Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC:   Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC:    Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C:     Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

          Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:   Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:   Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3:   Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:   Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:     Default. Issues assigned this rating are in actual or imminent payment default.

LOC:   The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B

TRUSTEES AND OFFICERS

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities of the Trust.

-------------------------------------------------------------------------------------------------------------------
   NAME, YEAR OF BIRTH AND      TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OTHER
  POSITION(S) HELD WITH THE      AND/OR                                                          DIRECTORSHIP(S)
            TRUST               OFFICER                                                         HELD BY TRUSTEE
                                 SINCE
-------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
-------------------------------------------------------------------------------------------------------------------
Robert H. Graham* -- 1946         1993     Chairman, President and Chief Executive Officer,     None
Trustee, Chairman and                      A I M Management Group Inc. (financial services
President                                  holding company); Chairman and President, A I M
                                           Advisors, Inc. (registered investment advisor);
                                           Director and Senior Vice President, A I M
                                           Capital Management, Inc. (registered investment
                                           advisor), Chairman, A I M Distributors, Inc.
                                           (registered broker dealer), A I M Fund Services,
                                           Inc., (registered transfer agent); and Fund
                                           Management Company (registered broker dealer);
                                           and Director and Vice Chairman, AMVESCAP PLC
                                           (parent of AIM and a global investment
                                           management firm)
-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------

Frank S. Bayley -- 1939           2001     Of Counsel, law firm of Baker & McKenzie             Badgley Funds, Inc.
Trustee                                                                                         (registered
                                                                                                investment company)
-------------------------------------------------------------------------------------------------------------------

Bruce L. Crockett -- 1944         1993     Chairman, Crockett Technology Associates             ACE Limited
Trustee                                    (technology consulting company)                      (insurance
                                                                                                company); and
                                                                                                Captaris, Inc.
                                                                                                (unified messaging
                                                                                                provider)
-------------------------------------------------------------------------------------------------------------------

Albert R. Dowden -- 1941          2000     Chairman, Cortland Trust, Inc. (registered           None
Trustee                                    investment company) and DHJ Media, Inc.;
                                           Director, Magellan Insurance Company; Member of
                                           Advisor Board of Rotary Power International
                                           (a designer, manufacturer, and seller of rotary
                                           power engines company); formerly, Director,
                                           President and CEO, Volvo Group North America,
                                           Inc.; and director of various affiliated Volvo
                                           companies
-------------------------------------------------------------------------------------------------------------------

Edward K. Dunn, Jr.-- 1935        1998     Formerly, Chairman, Mercantile Mortgage Corp.;       Baltimore Equitable
Trustee                                    Vice Chairman, President and Chief Operating         Society for
                                           Officer, Mercantile-Safe Deposit & Trust Co.;        Insuring Houses
                                           and President, Mercantile Bankshares Corp.           Against Fires
                                                                                                (mutual insurance
                                                                                                company); Ward
                                                                                                Machinery
-------------------------------------------------------------------------------------------------------------------

Jack M. Fields -- 1952            1997     Chief Executive Officer, Twenty First Century        Administaff
Trustee                                    Group, Inc. (government affairs company)
-------------------------------------------------------------------------------------------------------------------

* Mr. Graham is considered an interested person of the fund because he is an officer and a director of the advisor and a director of the principal underwriter of the Trust.

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities of the Trust.

-------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------
Carl Frischling -- 1937           1993     Partner, law firm of Kramer Levin Naftalis and       Cortland Trust,
Trustee                                    Frankel LLP                                          Inc. (registered
                                                                                                investment company)
-------------------------------------------------------------------------------------------------------------------

Prema Mathai-Davis -- 1950        1998     Formerly, Chief Executive Officer, YWCA of the       None
Trustee                                    USA
-------------------------------------------------------------------------------------------------------------------

Lewis F. Pennock -- 1942          1993     Partner, law firm of Pennock & Cooper                None
Trustee
-------------------------------------------------------------------------------------------------------------------

Ruth H. Quigley -- 1935           2001     Retired                                              None
Trustee
-------------------------------------------------------------------------------------------------------------------

Louis S. Sklar -- 1939            1993     Executive Vice President, Development and            None
Trustee                                    Operations, Hines Interests Limited Partnership
                                           (real estate development company)
-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------

Gary T. Crum -- 1947              1993     Director and President, A I M Capital                N/A
Senior Vice President                      Management, Inc.; Director and Executive Vice
                                           President, A I M Management Group Inc.; Director
                                           and Senior Vice President, A I M Advisors, Inc.;
                                           and Director, A I M Distributors, Inc. and
                                           AMVESCAP PLC (parent of AIM and a global
                                           investment management firm)
-------------------------------------------------------------------------------------------------------------------

Carol F. Relihan -- 1954          1993     Director, Senior Vice President, General Counsel     N/A
Senior Vice President and                  and Secretary, A I M Advisors, Inc. and A I M
Secretary                                  Management Group Inc.; Director, Vice President
                                           and General Counsel, Fund Management Company;
                                           and Vice President, A I M Fund Services, Inc.,
                                           A I M Capital Management, Inc. and A I M
                                           Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------

Robert G. Alley -- 1948           1993     Senior Vice President, A I M Capital Management,     N/A
Vice President                             Inc.; and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------

Stuart W. Coco-- 1955             1993     Senior Vice President - Director of Fixed Income     N/A
Vice President                             Research, A I M Capital Management, Inc.; and
                                           Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------

As of December 31, 2001

The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with any predecessor entities of the Trust.

-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------
Melville B. Cox -- 1943           1993      Vice President and Chief Compliance Officer,        N/A
Vice President                              A I M Advisors, Inc. and A I M Capital
                                            Management, Inc.; and Vice President, A I M
                                            Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------

Karen Dunn Kelley -- 1960         1993      Senior Vice President-Director of Cash              N/A
Vice President                              Management, A I M Capital Management, Inc.;
                                            Director and President, Fund Management
                                            Company; and Vice President, A I M Advisors,
                                            Inc.
-------------------------------------------------------------------------------------------------------------------

Edgar M. Larsen -- 1940           1999      Vice President, A I M Advisors, Inc. and            N/A
Vice President                              A I M Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------

Dana R. Sutton -- 1959            1993      Vice President and Fund Treasurer, A I M            N/A
Vice President and Treasurer                Inc. Advisors,
-------------------------------------------------------------------------------------------------------------------

                        TRUSTEE OWNERSHIP OF FUND SHARES

                            AS OF DECEMBER 31, 2001

-----------------------------------------------------------------------------------------------------
           NAME OF TRUSTEE        DOLLAR RANGE OF EQUITY              AGGREGATE DOLLAR RANGE OF
                                 SECURITIES IN THE FUNDS(1)              EQUITY SECURITIES IN ALL
                                                                         REGISTERED INVESTMENT
                                                                    COMPANIES IN THE AIM FAMILY
                                                                             OF FUNDS
-----------------------------------------------------------------------------------------------------
Robert H. Graham                           --                              Over $100,000
-----------------------------------------------------------------------------------------------------
Frank S. Bayley                            --                           $10,001 - $50,000
-----------------------------------------------------------------------------------------------------
Bruce L. Crockett                          --                              $1 - $10,000
-----------------------------------------------------------------------------------------------------
Owen Daly II                               --                            Over $100,000(2)
-----------------------------------------------------------------------------------------------------
Albert R. Dowden                           --                             Over $100,000
-----------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                        --                            Over $100,000(2)
-----------------------------------------------------------------------------------------------------
Jack M. Fields                             --                            Over $100,000(2)
-----------------------------------------------------------------------------------------------------
Carl Frischling                            --                            Over $100,000(2)
-----------------------------------------------------------------------------------------------------
Prema Mathai-Davis                         --                            Over $100,000(2)
-----------------------------------------------------------------------------------------------------
Lewis F. Pennock                           --                           $10,001 - $50,000
-----------------------------------------------------------------------------------------------------
Ruth H. Quigley                            --                              $1 - $10,000
-----------------------------------------------------------------------------------------------------
Louis S. Sklar                             --                            Over $100,000(2)
-----------------------------------------------------------------------------------------------------

(1)During the above period, no Trustee had any Dollar Range of Equity Securities in the Funds.

(2)Includes the total amount of compensation deferred by the trustee at his or her election. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE

          Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who is not affiliated with AIM during the year ended December 31, 2001:

--------------------------------------------------------------------------------------------------------
                                                  RETIREMENT           ESTIMATED
                                AGGREGATE          BENEFITS              ANNUAL              TOTAL
                               COMPENSATION        ACCRUED              BENEFITS          COMPENSATION
                                FROM THE            BY ALL                UPON           FROM ALL AIM
    DIRECTOR                    TRUST(1)         AIM FUNDS(2)         RETIREMENT(3)       FUNDS(4)(5)
--------------------------------------------------------------------------------------------------------
Frank S. Bayley(6)             $   4,408         $    - 0 -             $ 75,000           $ 112,000
--------------------------------------------------------------------------------------------------------
Bruce L. Crockett                 17,993             36,312               75,000             126,500
--------------------------------------------------------------------------------------------------------
Owen Daly II(7)                   17,993             33,318               75,000             126,500
--------------------------------------------------------------------------------------------------------
Albert R. Dowden                  17,993              3,193               75,000             126,500
--------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.               17,993              8,174               75,000             126,500
--------------------------------------------------------------------------------------------------------
Jack M. Fields                    17,930             19,015               75,000             126,000
--------------------------------------------------------------------------------------------------------
Carl Frischling(8)                17,930             54,394               75,000             126,000
--------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                17,993             21,056               75,000             126,500
--------------------------------------------------------------------------------------------------------
Lewis F. Pennock                  17,993             37,044               75,000             126,500
--------------------------------------------------------------------------------------------------------
Ruth H. Quigley(6)                 4,471              - 0 -               75,000             112,500
--------------------------------------------------------------------------------------------------------
Louis S. Sklar                    17,479             53,911               75,000             123,000
--------------------------------------------------------------------------------------------------------

(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2001, including earnings, was $ 111,724.

(2) During the fiscal year ended December 31, 2001, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $ 15,038.

(3) Amounts shown assume each trustee serves until his or her normal retirement date.

(4) All trustees currently serve as directors or trustees of sixteen registered investment companies advised by AIM.

(5) During the year ended December 31, 2001, all AIM Funds received reimbursement of total compensation paid to Trustees of $31,500 of which $4,697 was received by the Trust.

(6) Mr. Bayley and Miss Quigley were elected to serve as trustees on September 28, 2001.

(7) Mr. Daly retired as a trustee on December 31, 2001.

(8) During the fiscal year ended December 31, 2001, the Trust paid $ 74,828 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

           To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

           A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.

All information listed below is as of April 15, 2002.

AIM V.I. AGGRESSIVE GROWTH FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY                                 52.24%*                           N/A
COMPANY
ATTN: LYNNE MCENTEGART SEP ACCT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA 01653-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                            26.66%*                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

SAFECO LIFE INSURANCE COMPANY                                           7.75%                            N/A
ATTN MICHAEL ZHANG
10865 WILLOWS RD NE
REDMOND WA 98052-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                             100%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

-------------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BALANCED FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            62.63%*                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

UNION CENTRAL LIFE INSURANCE                                           12.40%                            N/A
FBO VARIABLE UNIVERSAL LIFE
ATTN ROBERTA UJVARY
PO BOX 40888
CINCINNATI OH 45240-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             8.80%                            N/A
GLAC MULTI-MANAGER ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INS CO OF NEW YORK                                        5.71%                            N/A
NY PROPRIETARY
3100 SANDERS ROAD
NORTHBROOK IL 60062-0000
-------------------------------------------------------------------------------------------------------------------

TRANSAMERICA LIFE INSURANCE CO                                           N/A                           74.44%
ATTN FMD ACCTG MS 4410
4333 EDGEWOOD RD NE
CEDAR RAPIDS IOWA 52499
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                           25.56%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

AIM V.I. BASIC VALUE FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY                                              44.77%*                           N/A
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                            19.29%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

-------------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. BASIC VALUE FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
ALLSTATE LIFE INSURANCE CO                                             12.19%                            N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             9.36%                            N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE SEPARATE ACCOUNT                                          9.34%                            N/A
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999
-------------------------------------------------------------------------------------------------------------------

NATIONWIDE INSURANCE COMPANY NWVA7                                       N/A                           45.10%
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS OH 43218-2029
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                           14.37%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

A I M ADVISORS INC                                                       N/A                           40.53%*,**
ATTN: DAVID HESSE
11 GREENWAY PLAZA
SUITE 1919
HOUSTON TX 77046-0000
-------------------------------------------------------------------------------------------------------------------

AIM V.I. BLUE CHIP FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            39.33%*                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

-------------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

**   Owned of record and beneficially (such as A I M Advisors, Inc.)

AIM V.I. BLUE CHIP FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
ALLMERICA FINANCIAL LIFE INS & ANNUITY                                 33.74%*                           N/A
COMPANY
ATTN: LYNNE MCENTEGART SEP ACCOUNT
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA 01653-0000
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INS CO OF NEW YORK                                        9.80%                            N/A
NY PROPRIETARY
3100 SANDERS ROAD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY                                               5.91%                            N/A
SEPARATE ACCOUNT
ATTN:  TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                             100%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL APPRECIATION FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
ALLSTATE LIFE INSURANCE CO                                             13.57%                            N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

AETNA LIFE INSURANCE & ANNUITY                                         12.43%                            N/A
COMPANY
ATTN JACKIE JOHNSON
CONVEYOR TN41
151 FARMINGTON AVE
HARTFORD CT 06156-0000
-------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH LIFE INSURANCE CO                                        10.86%                            N/A
ATTN KELLEY WOODS
4804 DEER LAKE DR E BLDG 3 4TH FL
JACKSONVILLE FL 32246-0000
-------------------------------------------------------------------------------------------------------------------

-------------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CAPITAL APPRECIATION FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                             6.68%                            N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             5.54%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE CO                                                    N/A                           47.97%
RAVA ADVANTAGE VARIABLE ANTY 2AC
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0000
-------------------------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE CO RAVA                                               N/A                           44.26%
ADVANTAGE VARIABLE ANNUITY 1AC
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0000
-------------------------------------------------------------------------------------------------------------------

AIM V.I. CAPITAL DEVELOPMENT FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS FINANCIAL ADVIS                                       33.25%*                           N/A
C/O IDS LIFE INSURANCE COMPANY 1CA
FLEX VARIABLE ANNUIT AC T11/1646
IDS TOWER 10T11/340
MINNEAPOLIS MN 55440-0000
-------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS FINANCIAL ADVIS                                       30.53%*                           N/A
C/O IDS LIFE INSURANCE COMPANY 2CA
FLEX VARIABLE ANNUIT AC T11/1646
IDS TOWER 10T11/340
MINNEAPOLIS MN 55440-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                            18.09%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

-------------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CAPITAL DEVELOPMENT FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
IDS LIFE INSURANCE CO                                                    N/A                           47.45%
RAVA ADVANTAGE VARIABLE ANTY 2AC
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0000
-------------------------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE CO RAVA                                               N/A                           42.97%
ADVANTAGE VARIABLE ANNUITY 1AC
222 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0000
-------------------------------------------------------------------------------------------------------------------

AIM V.I. CORE EQUITY FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
IDS LIFE INSURANCE CORP                                                38.33%*                           N/A
VARIABLE UNIVERSAL LIFE III
340 AXP FINANCIAL CENTER
MINNEAPOLIS MN 55474-0000
-------------------------------------------------------------------------------------------------------------------

AMERICAN EXPRESS FINANCIAL ADVIS                                       18.70%                            N/A
C/O IDS LIFE INSURANCE CO 1CA
FLEX VARIABLE ANNUIT
AC T11/1646
IDS TOWER 10T11/340
MINNEAPOLIS MN 55440-0000
-------------------------------------------------------------------------------------------------------------------

AETNA LIFE INSURANCE & ANNUITY                                          7.40%                            N/A
COMPANY
ATTN JACKIE JOHNSON
CONVEYOR TN41
151 FARMINGTON AVE
HARTFORD CT 06156-0000
-------------------------------------------------------------------------------------------------------------------

PRUDENTIAL INSURANCE CO OF AMERICA                                      6.81%                            N/A
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01
213 WASHINGTON ST 7TH FL
NEWARK NJ 07102-2992
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             5.17%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

-------------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. CORE EQUITY FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
SAGE LIFE ASSURANCE OF AMERICA                                           N/A                           92.84%
300 ATLANTIC ST STE 302
STAMFORD CT 06901-0000
-------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            37.91%*                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

RELIASTAR LIFE INSURANCE CO                                            16.45%                            N/A
FBO NORTHERN LIFE VAR ANN SEP 1
RTE 5106
PO BOX 20
MINNEAPOLIS MN 5440-0000
-------------------------------------------------------------------------------------------------------------------

RELIASTAR LIFE INSURANCE CO                                             6.72%                            N/A
FBO SELECT LIFE 2/3
RTE 5106 PO BOX 20
MINNEAPOLIS MN 55440-0000
-------------------------------------------------------------------------------------------------------------------

KANSAS CITY LIFE INSURANCE CO                                           5.01%                            N/A
3520 BROADWAY
KANSAS CITY MO 64111
-------------------------------------------------------------------------------------------------------------------

GOLDEN AMERICAN LIFE INSURANCE CO                                        N/A                           99.67%
1475 DUNWOODY DRIVE
WEST CHESTER, PA 19380
-------------------------------------------------------------------------------------------------------------------

-------------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. DIVERSIFIED INCOME FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
ALLSTATE LIFE INSURANCE CO                                              29.13%*                          N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             21.06%                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             20.23%                           N/A
VA1 AND SPV L ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

GENERAL AMERICAN LIFE                                                    8.20%                           N/A
SEPARATE ACCOUNTS B1-08
ATTN MARVIN HABBAS
13045 TESSON FERRY RD
ST LOUIS MO 63128-0000
-------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL ANNUITY                                                 5.81%                           N/A
ATTN CHRIS BOUMAN
205 E 10TH ST
AMARILLO TX 79101-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                             100%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

AIM V.I. GLOBAL UTILITIES FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            32.20%*                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO                                             22.54%                            N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

----------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. GLOBAL UTILITIES FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            19.40%                            N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

GUARDIAN INSURANCE & ANNUITY CO                                        14.48%                            N/A
ATTN EQUITY ACCOUNTING DEPT 3-S-18
3900 BURGESS PL
BETHLEHEM PA 18017-000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                             100%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

AIM V.I. GOVERNMENT SECURITIES FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            19.38%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

SECURITY LIFE OF DENVER                                                14.64%                            N/A
VARIABLE OPERATIONS
1290 BROADWAY
DENVER CO 80203-5699
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO                                             10.45%                            N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

TRAVELERS LIFE & ANNUITY CO                                            10.03%                            N/A
ATTN SHAREHOLDER ACCOUNTING
FBO FIRST CITICORP LIFE INS CO
1 TOWER SQUARE 6MS
HARTFORD CT 06183-0000
-------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY                                               8.51%                            N/A
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999
-------------------------------------------------------------------------------------------------------------------

AIM V.I. GOVERNMENT SECURITIES FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                              7.18%                           N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

AETNA LIFE INSURANCE & ANNUITY                                           6.01%                           N/A
COMPANY ATTN JACKIE JOHNSON
CONVEYOR TN41
151 FARMINGTON AVE
HARTFORD CT 06156-0000
-------------------------------------------------------------------------------------------------------------------

SAGE LIFE ASSURANCE OF AMERICA                                            N/A                          62.51%
300 ATLANTIC ST STE 302
STAMFORD CT 06901-0000
-------------------------------------------------------------------------------------------------------------------

THE LINCOLN NATIONAL LIFE INS CO                                          N/A                          35.11%
ATTN SHIRLEY SMITH
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-0000
-------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
AETNA LIFE INSURANCE & ANNUITY                                         15.05%                            N/A
COMPANY
ATTN JACKIE JOHNSON
CONVEYOR TN41
151 FARMINGTON AVE
HARTFORD CT 06156-0000
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO                                             13.38%                            N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                            11.67%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             7.60%                            N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
JOHN HANCOCK VARIABLE ACCOUNT H                                         6.35%                            N/A
ATTN RAY F SKIBA
101 HUNTINGTON AVE 4TH FL
BOSTON MA 02199-0000
-------------------------------------------------------------------------------------------------------------------

SUN LIFE FINANCIAL                                                      6.25%                            N/A
RETIREMENT PRODUCTS & SERVICES
PO BOX 9134
WELLESLEY HILLS, MA 02481
-------------------------------------------------------------------------------------------------------------------

LINCOLN LIFE VARIABLE ANNUITY                                            N/A                           45.60%
ACCOUNT N
MUTUAL FUND ADMINIST AREA 6H-02
1300 CLINTON STREET
FORT WAYNE IN 46801-0000
-------------------------------------------------------------------------------------------------------------------

GOLDEN AMERICAN LIFE INSURANCE                                           N/A                           44.71%
COMPANY
1475 DUNWOODY DRIVE
WEST CHESTER PA 19380
-------------------------------------------------------------------------------------------------------------------

THE LINCOLN NATIONAL LIFE INS CO.                                        N/A                            9.07%
ATTN SHIRLEY SMITH
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-0000
-------------------------------------------------------------------------------------------------------------------

AIM V.I. HIGH YIELD FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            45.16%*                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE INSURANCE CO                                             25.12%*                           N/A
SEPARATE ACCOUNT 2
ATTN DAVID TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999
-------------------------------------------------------------------------------------------------------------------

------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. HIGH YIELD FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                             7.97%                            N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

ALLMERICA FINANCIAL LIFE INS                                            6.78%                            N/A
ATTN: LYNNE MCENTEGART
440 LINCOLN STREET
MAILSTOP S-310
WORCESTER MA 01653-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             5.92%                            N/A
GLAC MULTI-MANAGER ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO ATTN                                         5.53%                            N/A
FINANCIAL CONTROL-CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                             100%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
SUN LIFE FINANCIAL                                                     16.89%                            N/A
RETIREMENT PRODUCTS & SERVICES
PO BOX 9134
WELLESLEY HILLS, MA 02481
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO.                                            15.03%                            N/A
ATTN:  FINANCIAL CONTROL-CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             7.97%                            N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

AIM V.I. INTERNATIONAL GROWTH FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
KEYPORT LIFE INSURANCE COMPANY                                          6.37%                            N/A
125 HIGH STREET
BOSTON MA 02110-2712
-------------------------------------------------------------------------------------------------------------------

LINCOLN LIFE VARIABLE ANNUITY                                           6.24%                            N/A
MUTUAL FUND ADMINIST AREA 6H-02
1300 CLINTON STREET
FORT WAYNE IN 46801-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             5.98%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

MERRILL LYNCH LIFE INSURANCE CO                                         5.30%                            N/A
ATTN KELLEY WOODS
4804 DEER LAKE DR E
BLDG 3 4TH FL
JACKSONVILLE FL 32246-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                           42.56%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

SAGE LIFE ASSURANCE OF AMERICA                                           N/A                           28.05%
300 ATLANTIC ST
STE 302
STAMFORD CT 06901-0000
-------------------------------------------------------------------------------------------------------------------

LINCOLN LIFE VARIABLE ANNUITY                                            N/A                           23.88%
ACCOUNT N
MUTUAL FUND ADMINIST AREA 6H-02
1300 CLINTON STREET
FORT WAYNE IN 46801-0000
-------------------------------------------------------------------------------------------------------------------

AIM V.I. MID CAP CORE EQUITY FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY                                               42.93%*                          N/A
SEPARATE ACCOUNT
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999
-------------------------------------------------------------------------------------------------------------------

-------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. MID CAP CORE EQUITY FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                            19.66%                            N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO                                             14.81%                            N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE SEPARATE ACCOUNT                                          9.51%                            N/A
ATTN DAVE TEN BROECK
PO BOX 2999
HARTFORD CT 06104-2999
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             8.12%                            N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

A I M ADVISORS INC                                                       N/A                           85.19%**
ATTN: DAVID HESSEL
11 GREENWAY PLAZA SUITE 1919
HOUSTON TX 77046-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                 N/A                           14.81%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

AIM V.I. MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                             35.89%*                          N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO                                              31.64%*                          N/A
ATTN FINANCIAL CONTROL- CIGNA
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

-------------------------
**   Owned of record and beneficially (such as A I M Advisors, Inc.)

* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. MONEY MARKET FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GLENBROOK LIFE & ANNUITY CO                                             19.60%                           N/A
VA 1 AND SPVL ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

GENERAL AMERICAN LIFE                                                    7.08%                           N/A
SEPARATE ACCOUNTS B1-08
ATTN N. MARVIN HABBAS
13045 TESSON FERRY RD
ST. LOUIS MO 63128
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                  N/A                            100%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

AIM V.I. NEW TECHNOLOGY FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
GENERAL AMERICAN LIFE                                                   52.79%*                          N/A
SEPARATE ACCOUNTS B1-08
ATTN MARVIN HABBAS
13045 TESSON FERRY RD
ST LOUIS MO 63128-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                             32.47%*                          N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY                                                  N/A                            100%
300 N. MILWAUKEE AVENUE STE AN2N
VERNON HILLS IL 60061-1553
-------------------------------------------------------------------------------------------------------------------

-------------------------
* Presumed to be a control person because of beneficial ownership of 25% or more of the Fund.

AIM V.I. PREMIER EQUITY FUND

-------------------------------------------------------------------------------------------------------------------
                                                                       SERIES I                       SERIES II
                                                                        SHARES                         SHARES
-------------------------------------------------------------------------------------------------------------------
NAME AND ADDRESS OF                                                PERCENTAGE OWNED               PERCENTAGE OWNED
PRINCIPAL HOLDER                                                          OF                             OF
                                                                        RECORD                         RECORD
-------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH LIFE INSURANCE CO                                         13.88%                           N/A
ATTN KELLEY WOODS
4804 DEER LAKE DR E
BLDG 3 4TH FL
JACKSONVILLE FL 32246-0000
-------------------------------------------------------------------------------------------------------------------

PRUDENTIAL INSURANCE CO IF AMER                                         12.24%                           N/A
ATTN IGG FINL REP SEP ACCTS
NJ-02-07-01
213 WASHINGTON ST 7TH FL
NEWARK NJ 07102-2992
-------------------------------------------------------------------------------------------------------------------

ALLSTATE LIFE INSURANCE CO                                               8.38%                           N/A
ATTN FINANCIAL CONTROL- CIGNA
300 N MILWAUKEE AVE
VERNON HILLS IL 60061-0000
-------------------------------------------------------------------------------------------------------------------

AETNA LIFE INSURANCE & ANNUITY                                           6.00%                           N/A
COMPANY ATTN JACKIE JOHNSON
CONVEYOR TN41
151 FARMINGTON AVE
HARTFORD CT 06156-0000
-------------------------------------------------------------------------------------------------------------------

GLENBROOK LIFE & ANNUITY CO                                              5.51%                           N/A
PROPRIETARY ACCOUNT
3100 SANDERS RD
NORTHBROOK IL 60062-7155
-------------------------------------------------------------------------------------------------------------------

LINCOLN LIFE VARIABLE ANNUITY                                             N/A                          64.86%
ACCOUNT N
MUTUAL FUND ADMINIST AREA 6H-02
1300 CLINTON STREET
FORT WAYNE IN 46801-0000
-------------------------------------------------------------------------------------------------------------------

SAGE LIFE ASSURANCE OF AMERICA                                            N/A                          15.00%
300 ATLANTIC ST
STE 302
STAMFORD CT 06901-0000
-------------------------------------------------------------------------------------------------------------------

THE LINCOLN NATIONAL LIFE INS CO                                          N/A                           9.75%
ATTN SHIRLEY SMITH
1300 SOUTH CLINTON STREET
FORT WAYNE IN 46802-0000
-------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP

As of April 15, 2002, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
       FUND NAME                            2001                                                     2000
                                            ----                                                     ----
-----------------------------------------------------------------------------------------------------------------------------------
                        MANAGEMENT        MANAGEMENT     NET MANAGEMENT         MANAGEMENT         MANAGEMENT        NET MANAGEMENT
                        -----------       ----------     --------------         -----------        -----------       --------------
                        FEE PAYABLE       FEE WAIVERS       FEE PAID            FEE PAYABLE        FEE WAIVERS          FEE PAID
                        -----------       -----------       --------            -----------        -----------          --------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive    $    871,609           436         $    871,173         $    403,570         $  50,479        $     353,091
Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Balanced           712,273           685              711,588              520,878               -0-              520,878
Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value         18,656        18,656                  -0-                  N/A               N/A                  N/A
Fund*
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Blue Chip          328,003           205              327,798               82,552            82,552                  -0-
Fund**
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital          7,575,407         4,991            7,570,416            8,988,195               -0-            8,988,195
Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital            640,839           488              640,351              298,327           76,606               221,721
Development Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Core Equity     12,782,607         4,952           12,777,655           16,262,897              -0-            16,262,897
Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Dent               324,199        21,814              302,385              176,047           47,600               128,447
Demographic Trends
Fund**
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Diversified        495,418           100              495,318              546,264              -0-               546,264
Income Fund
-----------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
       FUND NAME                              1999
-------------------------------------------------------------------------------
                         MANAGEMENT         MANAGEMENT         NET MANAGEMENT
                         ----------         -----------        --------------
                         FEE PAYABLE        FEE WAIVERS           FEE PAID
                         -----------        -----------           --------
-------------------------------------------------------------------------------
AIM V.I. Aggressive    $      66,764        $   66,764                  -0-
Growth Fund
-------------------------------------------------------------------------------

AIM V.I. Balanced            210,282            26,814              183,468
Fund
-------------------------------------------------------------------------------

AIM V.I. Basic Value             N/A               N/A                  N/A
Fund*
-------------------------------------------------------------------------------

AIM V.I. Blue Chip               N/A               N/A                  N/A
Fund**
-------------------------------------------------------------------------------

AIM V.I. Capital           4,830,846               -0-            4,830,846
Appreciation Fund
-------------------------------------------------------------------------------

AIM V.I. Capital              35,726            35,726                  -0-
Development Fund
-------------------------------------------------------------------------------

AIM V.I. Core Equity      10,438,977               -0-           10,438,977
Fund
-------------------------------------------------------------------------------

AIM V.I. Dent                    N/A               N/A                  N/A
Demographic Trends
Fund**
-------------------------------------------------------------------------------

AIM V.I. Diversified         556,418               -0-              556,418
Income Fund
-------------------------------------------------------------------------------

*    Commenced operations on September 10, 2001

**   Commenced operations on December 29, 1999

-----------------------------------------------------------------------------------------------------------------------------------
      FUND NAME                                2001                                                    2000
                                               ----                                                    ----
-----------------------------------------------------------------------------------------------------------------------------------
                           MANAGEMENT       MANAGEMENT       NET MANAGEMENT       MANAGEMENT         MANAGEMENT      NET MANAGEMENT
                           ----------       ----------       --------------       ----------         ----------      --------------
                          FEE PAYABLE       FEE WAIVERS         FEE PAID          FEE PAYABLE        FEE WAIVERS       FEE PAID
                          -----------       -----------         --------          -----------        -----------       --------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global          $    290,385        $    357         $    290,028       $    307,312            -0-          $    307,312
Utilities Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Government           731,079           1,957              729,122            358,276            -0-               358,276
Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth             4,174,059           3,371            4,170,688          5,604,879            -0-             5,604,879
Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. High Yield           181,308          24,082              157,226            172,669         16,986               155,683
Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I.                    2,869,778           1,910            2,867,868          3,372,955            -0-             3,372,955
International Growth
Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Money                443,514             -0-              443,514            303,297            -0-               303,297
Market Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap                9,869           9,869                  -0-                N/A            N/A                  N/A
Core Equity Fund*
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. New                  408,471          51,975              356,496          1,024,453            -0-             1,024,453
Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier           15,665,367          17,692           15,647,675         16,526,917            -0-            16,526,917
Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      FUND NAME                                  1999
                                                 ----
--------------------------------------------------------------------------------
                         MANAGEMENT           MANAGEMENT        NET MANAGEMENT
                         ----------           ----------        --------------
                         FEE PAYABLE          FEE WAIVERS          FEE PAID
                         -----------          -----------          --------
--------------------------------------------------------------------------------
AIM V.I. Global          $    202,137              -0-          $    202,137
Utilities Fund
--------------------------------------------------------------------------------

AIM V.I. Government           315,598              -0-               315,598
Securities Fund
--------------------------------------------------------------------------------

AIM V.I. Growth             3,026,404              -0-             3,026,404
Fund
--------------------------------------------------------------------------------

AIM V.I. High Yield           103,575           45,183                58,392
Fund
--------------------------------------------------------------------------------

AIM V.I.                    2,066,153              -0-             2,066,153
International Growth
Fund
--------------------------------------------------------------------------------

AIM V.I. Money                317,031              -0-               317,031
Market Fund
--------------------------------------------------------------------------------

AIM V.I. Mid Cap                  N/A              N/A                   N/A
Core Equity Fund*
--------------------------------------------------------------------------------

AIM V.I. New                  756,068              -0-               756,068
Technology Fund
--------------------------------------------------------------------------------

AIM V.I. Premier           10,380,472              -0-            10,380,472
Equity Fund
--------------------------------------------------------------------------------

*    Commenced operations on September 10, 2001

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

          The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:

--------------------------------------------------------------------------------------------------------------------------
       FUND NAME                              2001                             2000                               1999
                                              ----                             ----                               ----
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Aggressive Growth                 $  50,000                        $   50,000                         $  43,901
Fund
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Balanced Fund                        50,000                            50,000                            43,975
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Basic Value Fund*                    15,616                               N/A                               N/A
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Blue Chip Fund**                     50,000                            50,000                               N/A
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Appreciation                148,044                           130,011                            78,369
Fund
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Capital Development                  50,000                            50,000                            43,901
Fund
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Core Equity Fund                    200,301                           169,439                           102,711
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Dent Demographic                     50,000                            50,000                               N/A
Trends Fund**
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Diversified Income                   50,000                            50,000                            50,901
Fund
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Global Utilities Fund                50,000                            50,000                            51,234
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Government                           50,000                            50,000                            44,501
Securities Fund
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund                         112,079                           112,857                            73,728
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. High Yield Fund                      50,000                            50,137                            43,433
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. International Growth                 81,244                            92,799                            64,730
Fund
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Mid Cap Core Equity                  15,616                               N/A                               N/A
Fund*
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Money Market Fund                    50,000                            50,000                            44,311
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. New Technology                       50,000                            50,000                            34,698
Fund
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. Premier Equity Fund                 235,436                           167,010                           107,813
--------------------------------------------------------------------------------------------------------------------------

*    Commenced operations on September 10, 2001.

**   Commenced operations on December 29, 1999.

                                   APPENDIX G

                              BROKERAGE COMMISSIONS

Brokerage commissions paid by each of the Funds listed below during the last three fiscal years were as follows:

                    FUND                                                2001           2000           1999
                    ----                                                ----           ----           ----
AIM V.I. Aggressive Growth Fund...........................          $   208,272    $    72,497    $    12,853
AIM V.I. Balanced Fund....................................               67,091         38,836         18,419
AIM V.I. Basic Value Fund*................................               18,909
AIM V.I. Blue Chip Fund**.................................               42,554         17,310            N/A
AIM V.I. Capital Appreciation Fund***.....................            1,849,520      2,337,094      1,028,908
AIM V.I. Capital Development Fund.........................              298,181        116,941         14,060
AIM V.I. Core Equity Fund.................................            3,927,280      3,238,465      2,951,259
AIM V.I. Dent Demographic Trends Fund**...................              124,137         39,329            N/A
AIM V.I. Diversified Income Fund..........................                2,523            -0-          1,626
AIM V.I. Global Utilities Fund ...........................               40,766         63,962         21,661
AIM V.I. Government Securities Fund.......................                  -0-            -0-            -0-
AIM V.I. Growth Fund......................................            3,029,850      2,025,067        940,142
AIM V.I. High Yield Fund..................................                  172            -0-            -0-
AIM V.I. International Growth Fund........................            1,629,877      1,670,150      1,061,593
AIM V.I. Mid Cap Core Equity Fund*........................                7,798
AIM V.I. Money Market Fund................................                  -0-            -0-            -0-
AIM V.I. New Technology Fund..............................              121,277         85,374        131,019
AIM V.I. Premier Equity Fund***...........................            2,497,999      3,583,721      1,978,681

*    Commenced operations on September 10, 2001.

**   Commenced operations on December 29, 1999.

*** The variation in brokerage commission paid for the fiscal year ended December 31, 2000, as compared to the prior fiscal year, was due to a significant increase in asset levels of the fund.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS

          During the last fiscal year ended December 31, 2001, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:

                                                                                               RELATED
FUND                                                              TRANSACTIONS          BROKERAGE COMMISSIONS
----                                                              ------------          ---------------------
AIM V.I. Aggressive Growth Fund...........................        $  19,770,822                    $   31,806
AIM V.I. Balanced Fund....................................            4,144,690                         5,062
AIM V.I. Blue Chip Fund...................................            2,281,228                         2,767
AIM V.I. Capital Appreciation Fund........................          100,423,912                       138,151
AIM V.I. Capital Development Fund.........................           12,855,202                        20,637
AIM V.I. Core Equity Fund.................................          261,817,777                       330,902
AIM V.I. Dent Demographic Trends Fund.....................            7,612,900                        10,104
AIM V.I. Global Utilities Fund............................            1,617,616                         2,679
AIM V.I. Growth Fund......................................          289,826,126                       289,143
AIM V.I. International Growth Fund........................           21,533,127                        38,127
AIM V.I. Mid Cap Core Equity Fund ........................               28,043                            55
AIM V.I. New Technology Fund..............................            8,764,905                        10,435
AIM V.I. Premier Equity Fund..............................          250,195,952                       279,669

                    ---------------------------------------------------------------------------------------------------------------
                                                                     SECURITY
-----------------------------------------------------------------------------------------------------------------------------------
      FUNDS            AMERICAN         GOLDMAN         LEHMAN        MERRILL              MORGAN         SALOMON       JP MORGAN
                        EXPRESS          SACHS         BROTHERS       LYNCH &              STANLEY         SMITH         CHASE
                                                       HOLDINGS,      CO., INC.          DEAN WITTER       BARNEY
                                                          INC.                              & CO.         HOLDINGS,
                                                                                                            INC.
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Balanced     $   278,382     $   565,775      $ 136,481(a)  $    901,676(b)     $   892,634            -     $    403,485
Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Blue Chip              -         343,173              -        1,031,976            967,762            -          843,320
Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital        5,164,343      26,591,425              -       20,712,488         21,581,652            -        5,063,555
Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent
Demographic                     -         649,250        267,200          833,920            587,370            -                -
Trends Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I.
Diversified Income              -               -        168,324                -            206,704      569,909                -
Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic                  -               -              -                -                  -            -          494,360
Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core           9,814,750      19,477,500              -       29,969,000         39,158,000            -       29,080,000
Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Money                  -      30,000,000(c)           -        5,000,000(d)       3,000,000(d)         -                -
Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier        13,383,75               -              -                -        $53,523,392            -     $ 49,686,815
Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------

(a)  Bond

(b)  Stock

(c)  Repurchase agreements

(d)  Master Note agreements

                                   APPENDIX I

        AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLAN

List of amounts paid by each class of shares to AIM Distributors pursuant to the Plan for the fiscal year or period ended December 31, 2001.

                                                             SERIES I               SERIES II
FUND                                                          SHARES                  SHARES
----                                                         --------               ---------
AIM V.I. Aggressive Growth Fund ......................            N/A                    N/A
AIM V.I. Balanced Fund ...............................            N/A                    N/A
AIM V.I. Basic Value Fund ............................            N/A                $   375
AIM V.I. Blue Chip Fund...............................            N/A                    N/A
AIM V.I. Capital Appreciation Fund ...................            N/A                  1,319
AIM V.I. Capital Development Fund ....................            N/A                  1,074
AIM V.I. Core Equity Fund ............................            N/A                     68
AIM V.I. Dent Demographic Trends Fund.................            N/A                    435
AIM V.I. Diversified Income Fund .....................            N/A                    N/A
AIM V.I. Global Utilities Fund .......................            N/A                    N/A
AIM V.I. Government Securities Fund ..................            N/A                    232
AIM V.I. Growth Fund .................................            N/A                    257
AIM V.I. High Yield Fund..............................            N/A                    N/A
AIM V.I. International Growth Fund ...................            N/A                     65
AIM V.I. Mid Cap Core Equity Fund.....................            N/A                    392
AIM V.I. Money Market Fund............................            N/A                     82
AIM V.I. New Technology Fund..........................            N/A                    N/A
AIM V.I. Premier Equity Fund..........................            N/A                    117

                                   APPENDIX J

        ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN

           An estimate by category of the allocation of actual fees paid by Series II Shares of the Funds during the fiscal year or period ended December 31, 2001, follows:

                                                               PRINTING &                          UNDERWRITERS       DEALERS
                                                ADVERTISING     MAILING        SEMINARS            COMPENSATION    COMPENSATION
                                                -----------    ----------      --------            ------------    ------------
AIM V.I. Aggressive Growth Fund                     N/A            N/A            N/A                  N/A              N/A
AIM V.I. Balanced Fund ......................       N/A            N/A            N/A                  N/A              N/A
AIM V.I. Basic Value Fund ...................       N/A        $   375            N/A                  N/A              N/A
AIM V.I. Blue Chip Fund .....................       N/A            N/A            N/A                  N/A              N/A
AIM V.I. Capital Appreciation Fund...........       N/A          1,319            N/A                  N/A              N/A
AIM V.I. Capital Development Fund............       N/A          1,074            N/A                  N/A              N/A
AIM V.I. Core Equity Fund ...................       N/A             68            N/A                  N/A              N/A
AIM V.I. Dent Demographic Trends Fund........       N/A            435            N/A                  N/A              N/A
AIM V.I. Diversified Income Fund ............       N/A            N/A            N/A                  N/A              N/A
AIM V.I. Global Utilities Fund ..............       N/A            N/A            N/A                  N/A              N/A
AIM V.I. Government Securities Fund..........       N/A            232            N/A                  N/A              N/A
AIM V.I. Growth Fund ........................       N/A            257            N/A                  N/A              N/A
AIM V.I. High Yield Fund.....................       N/A            N/A            N/A                  N/A              N/A
AIM V.I. International Growth Fund...........       N/A             65            N/A                  N/A              N/A
AIM V.I. Mid Cap Core Equity Fund............       N/A            392            N/A                  N/A              N/A
AIM V.I. Money Market Fund...................       N/A             82            N/A                  N/A              N/A
AIM V.I. New Technology Fund.................       N/A            N/A            N/A                  N/A              N/A
AIM V.I. Premier Equity Fund.................       N/A            117            N/A                  N/A              N/A

                                   APPENDIX K

                                PERFORMANCE DATA

The average annual total returns for each Fund, with respect to its Series I and Series II shares, for the periods ended December 31, 2001, are as follows:

                                                                                                           SINCE INCEPTION
                                                                                                           ---------------
                                                                                                      AVERAGE
                                                    ONE                FIVE         INCEPTION         ANNUAL          CUMULATIVE
                                                    YEAR               YEAR           DATE            RETURN            RETURN
                                                 ---------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund
           Series I                               (26.06)              N/A          05/01/1998          2.30              8.71
           Series II                                N/A                N/A          12/18/2001          N/A               0.56
AIM V.I. Balanced Fund
           Series I                               (11.42)              N/A          05/01/1998          3.74             14.42
           Series II                                N/A                N/A              N/A             N/A               N/A
AIM V.I. Basic Value Fund
           Series I                                 N/A                N/A          09/10/2001          N/A               2.63
           Series II                                N/A                N/A          09/10/2001          N/A               2.58
AIM V.I. Blue Chip Fund
           Series I                               (22.54)              N/A          12/29/1999        (15.63)           (28.88)
           Series II                                N/A                N/A          12/18/2001          N/A               N/A
AIM V.I. Capital Appreciation Fund
           Series I                               (23.28)              6.00         05/05/1993         11.75            161.54
           Series II                                N/A                N/A          08/21/2001          N/A               0.68
AIM V.I. Capital Development Fund
           Series I                                (8.08)              N/A          05/01/1998          5.07             19.91
           Series II                                N/A                N/A          08/21/2001          N/A              (0.58)
AIM V.I. Core Equity Fund
           Series I                               (22.83)              7.28         05/02/1994         11.36            128.12
           Series II                                N/A                N/A          10/24/2001          N/A               4.66
AIM V.I. Dent Demographic Trends Fund
           Series I                               (31.91)              N/A          12/29/1999        (25.17)           (44.10)
           Series II                                N/A                N/A          11/07/2001          N/A               5.48
AIM V.I. Diversified Income Fund
           Series I                                 3.59               3.00         05/05/1993          5.04             53.06
           Series II                                N/A                N/A          12/18/2001          N/A               N/A
AIM V.I. Global Utilities Fund
           Series I                               (27.93)              5.91         05/02/1994          8.26             83.77
           Series II                                N/A                N/A          12/18/2001          N/A               N/A
AIM V.I. Government Securities Fund
           Series I                                 6.41               6.15         05/05/1993          5.49             58.78
           Series II                                N/A                N/A          09/19/2001          N/A               0.30
AIM V.I. Growth Fund
           Series I                               (33.88)              3.88         05/05/1993          8.81            107.76
           Series II                                N/A                N/A          09/19/2002          N/A              15.01
AIM V.I. High Yield Fund
           Series I                                (5.00)              N/A          05/01/1998         (6.36)           (21.43)
           Series II                                N/A                N/A          12/18/2001          N/A               N/A
AIM V.I. International Growth Fund
           Series I                               (23.53)              1.51         05/05/1993          6.85             77.42
           Series II                                N/A                N/A          09/19/2001          N/A              10.46
AIM V.I. Mid Cap Core Equity Fund
           Series I                                 N/A                N/A          09/10/2001          N/A               7.37
           Series II                                N/A                N/A          09/10/2001          N/A               7.22
AIM V.I. Money Market Fund
           Series I                                 3.61               4.86         05/05/1993          4.63             47.92
           Series II                                N/A                N/A          12/16/2001          N/A               N/A
AIM V.I. New Technology Fund
           Series I                               (47.47)             (0.67)        10/18/1993          6.41             66.53
           Series II                                N/A                N/A          12/18/2001          N/A               N/A
AIM V.I. Premier Equity Fund
           Series I                               (12.56)              9.69         05/05/1993         13.41            197.21
           Series II                                N/A                N/A          09/19/2001          N/A              17.12

The yield for the AIM V.I. Money Market Fund is as follows:

                                                30 DAYS ENDED
                                                -------------
                                              DECEMBER 31,  2001
                                              ------------------
                                  SERIES I SHARES                SERIES II SHARES
                                  ---------------                ----------------
                                Annualized    Compounded      Annualized    Compounded
                                ----------    ----------      ----------    ----------
AIM V.I. Money Market Fund          1.52          1.53%         N/A           N/A

                             FINANCIAL STATEMENTS

                                       FS

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Aggressive Growth Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Aggressive Growth Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                         AIM V.I. AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-92.96%

ADVERTISING-0.86%

Catalina Marketing Corp.(a)                       10,900   $    378,230
-----------------------------------------------------------------------
Lamar Advertising Co.(a)                          15,700        664,738
=======================================================================
                                                              1,042,968
=======================================================================

AIR FREIGHT & COURIERS-0.57%

Expeditors International of Washington, Inc.      12,300        700,485
=======================================================================

APPAREL RETAIL-1.34%

American Eagle Outfitters, Inc.(a)                24,050        629,388
-----------------------------------------------------------------------
Genesco Inc.(a)                                   18,200        377,832
-----------------------------------------------------------------------
Too Inc.(a)                                       22,800        627,000
=======================================================================
                                                              1,634,220
=======================================================================

APPLICATION SOFTWARE-7.02%

Activision, Inc.(a)                               24,200        629,442
-----------------------------------------------------------------------
Aspen Technology, Inc.(a)                         17,900        300,720
-----------------------------------------------------------------------
Cerner Corp.(a)                                   19,000        948,670
-----------------------------------------------------------------------
Citrix Systems, Inc.(a)                           13,300        301,378
-----------------------------------------------------------------------
Compuware Corp.(a)                                38,000        448,020
-----------------------------------------------------------------------
Electronic Arts Inc.(a)                           14,900        893,255
-----------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                   75,900      1,657,656
-----------------------------------------------------------------------
Kronos, Inc.(a)                                   22,750      1,100,645
-----------------------------------------------------------------------
National Instruments Corp.(a)                     24,150        904,659
-----------------------------------------------------------------------
NetIQ Corp.(a)                                    19,000        669,940
-----------------------------------------------------------------------
Secure Computing Corp.(a)                         34,200        702,810
=======================================================================
                                                              8,557,195
=======================================================================

AUTO PARTS & EQUIPMENT-0.75%

Gentex Corp.(a)                                   34,200        914,166
=======================================================================

BANKS-2.69%

Investors Financial Services Corp.                31,300      2,072,373
-----------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)              18,600        563,022
-----------------------------------------------------------------------
TCF Financial Corp.                               13,300        638,134
=======================================================================
                                                              3,273,529
=======================================================================

BIOTECHNOLOGY-1.08%

Invitrogen Corp.(a)                               15,100        935,143
-----------------------------------------------------------------------
Techne Corp.(a)                                   10,200        375,870
=======================================================================
                                                              1,311,013
=======================================================================

BROADCASTING & CABLE TV-1.06%

Hispanic Broadcasting Corp.(a)                    25,100        640,050
-----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          16,100        651,406
=======================================================================
                                                              1,291,456
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

BUILDING PRODUCTS-0.34%

Simpson Manufacturing Co., Inc.(a)                 7,300   $    418,290
=======================================================================

CASINOS & GAMING-0.75%

International Game Technology(a)                  13,300        908,390
=======================================================================

COMPUTER & ELECTRONICS RETAIL-1.17%

CDW Computer Centers, Inc.(a)                     26,600      1,428,686
=======================================================================

CONSTRUCTION & ENGINEERING-2.95%

Insituform Technologies, Inc.-Class A(a)          33,200        849,256
-----------------------------------------------------------------------
Jacobs Engineering Group Inc.(a)                  24,700      1,630,200
-----------------------------------------------------------------------
Shaw Group Inc. (The)(a)                          47,500      1,116,250
=======================================================================
                                                              3,595,706
=======================================================================

CONSUMER FINANCE-1.02%

AmeriCredit Corp.(a)                              16,000        504,800
-----------------------------------------------------------------------
Countrywide Credit Industries, Inc.               11,400        467,058
-----------------------------------------------------------------------
Doral Financial Corp.                              8,900        277,769
=======================================================================
                                                              1,249,627
=======================================================================

DATA PROCESSING SERVICES-2.96%

Concord EFS, Inc.(a)                              20,400        668,712
-----------------------------------------------------------------------
Fiserv, Inc.(a)                                   28,450      1,204,004
-----------------------------------------------------------------------
Paychex, Inc.                                     49,400      1,730,976
=======================================================================
                                                              3,603,692
=======================================================================

DEPARTMENT STORES-0.65%

Kohl's Corp.(a)                                   11,200        788,928
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.71%

Apollo Group, Inc.-Class A(a)                     37,950      1,708,129
-----------------------------------------------------------------------
Cintas Corp.                                      13,100        628,800
-----------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)             9,300        341,310
-----------------------------------------------------------------------
DeVry, Inc.(a)                                    11,400        324,330
-----------------------------------------------------------------------
DiamondCluster International, Inc.-Class A(a)     19,200        251,520
-----------------------------------------------------------------------
IMS Health Inc.                                   19,400        378,494
-----------------------------------------------------------------------
Iron Mountain Inc.(a)                             20,200        884,760
=======================================================================
                                                              4,517,343
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-5.28%

Affiliated Managers Group, Inc.(a)                19,000      1,339,120
-----------------------------------------------------------------------
Eaton Vance Corp.                                 28,500      1,013,175
-----------------------------------------------------------------------
Federated Investors, Inc.-Class B                 19,000        605,720
-----------------------------------------------------------------------
LaBranche & Co. Inc.(a)                           19,000        654,740
-----------------------------------------------------------------------
Legg Mason, Inc.                                  14,900        744,702
-----------------------------------------------------------------------
SEI Investments Co.                               19,000        857,090
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A            38,000      1,223,600
=======================================================================
                                                              6,438,147
=======================================================================

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                              MARKET
                                                SHARES        VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.63%

Jabil Circuit, Inc.(a)                            12,200   $    277,184
-----------------------------------------------------------------------
PerkinElmer, Inc.                                 27,100        949,042
-----------------------------------------------------------------------
Plexus Corp.(a)                                   10,100        268,256
-----------------------------------------------------------------------
Tektronix, Inc.(a)                                28,500        734,730
-----------------------------------------------------------------------
Waters Corp.(a)                                   25,100        972,625
=======================================================================
                                                              3,201,837
=======================================================================

EMPLOYMENT SERVICES-2.68%

Administaff, Inc.(a)                              20,100        550,941
-----------------------------------------------------------------------
Hall, Kinion & Associates, Inc.(a)                19,000        178,220
-----------------------------------------------------------------------
Robert Half International Inc.(a)                 94,900      2,533,830
=======================================================================
                                                              3,262,991
=======================================================================

ENVIRONMENTAL SERVICES-1.86%

Tetra Tech, Inc.                                 113,875      2,267,251
=======================================================================

FOOTWEAR-0.23%

Vans, Inc.(a)                                     21,900        279,006
=======================================================================

GAS UTILITIES-0.55%

Kinder Morgan, Inc.                               12,000        668,280
=======================================================================

GENERAL MERCHANDISE STORES-1.06%

99 Cents Only Stores(a)                            7,600        289,560
-----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(a)                       7,500        330,750
-----------------------------------------------------------------------
Dollar Tree Stores, Inc.(a)                       21,800        673,838
=======================================================================
                                                              1,294,148
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-7.19%

AmerisourceBergen Corp.                           11,400        724,470
-----------------------------------------------------------------------
Apria Healthcare Group Inc.(a)                    38,100        952,119
-----------------------------------------------------------------------
Express Scripts, Inc.(a)                          38,000      1,776,880
-----------------------------------------------------------------------
Henry Schein, Inc.(a)                             15,200        562,856
-----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           11,200        905,520
-----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          33,200        951,180
-----------------------------------------------------------------------
McKesson Corp.                                    26,800      1,002,320
-----------------------------------------------------------------------
Patterson Dental Co.(a)                           17,100        699,903
-----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                         16,600      1,190,386
=======================================================================
                                                              8,765,634
=======================================================================

HEALTH CARE EQUIPMENT-1.26%

Cytyc Corp.(a)                                    28,500        743,850
-----------------------------------------------------------------------
Varian Medical Systems, Inc.(a)                   11,200        798,112
=======================================================================
                                                              1,541,962
=======================================================================

HEALTH CARE FACILITIES-2.48%

Community Health Systems, Inc.(a)                 34,200        872,100
-----------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)     55,000      1,012,000
-----------------------------------------------------------------------
LifePoint Hospitals, Inc.(a)                      16,700        568,468
-----------------------------------------------------------------------
Province Healthcare Co.(a)                        18,550        572,453
=======================================================================
                                                              3,025,021
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

INDUSTRIAL MACHINERY-0.47%

Danaher Corp.                                      9,600   $    578,976
=======================================================================

INSURANCE BROKERS-0.85%

Arthur J. Gallagher & Co.                         14,900        513,901
-----------------------------------------------------------------------
Brown & Brown, Inc.                               19,000        518,700
=======================================================================
                                                              1,032,601
=======================================================================

INTERNET SOFTWARE & SERVICES-1.18%

SmartForce PLC-ADR (Ireland)(a)                   13,300        329,175
-----------------------------------------------------------------------
SonicWALL, Inc.(a)                                56,900      1,106,136
=======================================================================
                                                              1,435,311
=======================================================================

IT CONSULTING & SERVICES-3.68%

Investment Technology Group, Inc.(a)              42,750      1,670,243
-----------------------------------------------------------------------
Keane, Inc.(a)                                    34,200        616,626
-----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      75,900      2,195,787
=======================================================================
                                                              4,482,656
=======================================================================

LIFE & HEALTH INSURANCE-0.26%

Nationwide Financial Services, Inc.-Class A        7,600        315,096
=======================================================================

MANAGED HEALTH CARE-1.86%

Caremark Rx, Inc.(a)                              56,300        918,253
-----------------------------------------------------------------------
First Health Group Corp.(a)                       54,300      1,343,382
=======================================================================
                                                              2,261,635
=======================================================================

MOVIES & ENTERTAINMENT-0.30%

Macrovision Corp.(a)                              10,300        362,766
=======================================================================

MULTI-LINE INSURANCE-1.07%

HCC Insurance Holdings, Inc.                      47,500      1,308,625
=======================================================================

NETWORKING EQUIPMENT-0.36%

Brocade Communications Systems, Inc.(a)           13,300        440,496
=======================================================================

OIL & GAS DRILLING-2.77%

Cooper Cameron Corp.(a)                           19,000        766,840
-----------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                     56,900      1,326,339
-----------------------------------------------------------------------
Pride International, Inc.(a)                      85,400      1,289,540
=======================================================================
                                                              3,382,719
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-3.28%

Cal Dive International, Inc.(a)                   37,200        918,096
-----------------------------------------------------------------------
Core Laboratories N.V. (Netherlands)(a)           34,200        479,484
-----------------------------------------------------------------------
Hanover Compressor Co.(a)                         49,400      1,247,844
-----------------------------------------------------------------------
National-Oilwell, Inc.(a)                         38,000        783,180
-----------------------------------------------------------------------
Varco International, Inc.(a)                      38,000        569,240
=======================================================================
                                                              3,997,844
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.55%

Newfield Exploration Co.(a)                       19,000        674,690
=======================================================================

PHARMACEUTICALS-0.93%

CIMA Labs Inc.(a)                                  5,900        213,285
-----------------------------------------------------------------------

                        AIM V.I. AGGRESSIVE GROWTH FUND

                                                              MARKET
                                                SHARES        VALUE
PHARMACEUTICALS-(CONTINUED)

Medicis Pharmaceutical Corp.-Class A(a)           14,200   $    917,178
=======================================================================
                                                              1,130,463
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.52%

ACE Ltd. (Bermuda)                                15,800        634,370
=======================================================================

RESTAURANTS-2.81%

CBRL Group, Inc.                                  30,700        903,808
-----------------------------------------------------------------------
CEC Entertainment Inc.(a)                          7,550        327,595
-----------------------------------------------------------------------
Cheesecake Factory (The)(a)                        5,400        187,758
-----------------------------------------------------------------------
Sonic Corp.(a)                                    24,200        871,200
-----------------------------------------------------------------------
Starbucks Corp.(a)                                59,400      1,131,570
=======================================================================
                                                              3,421,931
=======================================================================

SEMICONDUCTOR EQUIPMENT-1.33%

Axcelis Technologies, Inc.(a)                     27,900        359,631
-----------------------------------------------------------------------
Lam Research Corp.(a)                             15,200        352,944
-----------------------------------------------------------------------
LTX Corp.(a)                                      24,700        517,218
-----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         11,400        394,326
=======================================================================
                                                              1,624,119
=======================================================================

SEMICONDUCTORS-6.27%

Alpha Industries, Inc.(a)                         41,800        911,240
-----------------------------------------------------------------------
Applied Micro Circuits Corp.(a)                   41,800        473,176
-----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         25,600      1,049,088
-----------------------------------------------------------------------
Cree, Inc.(a)                                     15,200        447,792
-----------------------------------------------------------------------
Intersil Corp.-Class A(a)                         19,000        612,750
-----------------------------------------------------------------------
Micrel, Inc.(a)                                   19,000        498,370
-----------------------------------------------------------------------
Microchip Technology Inc.(a)                      38,000      1,472,120
-----------------------------------------------------------------------
QLogic Corp.(a)                                   19,000        845,690
-----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         23,700        455,751
-----------------------------------------------------------------------
Semtech Corp.(a)                                  24,700        881,543
=======================================================================
                                                              7,647,520
=======================================================================

SPECIALTY CHEMICALS-1.24%

OM Group, Inc.                                    22,800      1,509,132
=======================================================================

                                                              MARKET
                                                SHARES        VALUE

SPECIALTY STORES-3.57%

AutoZone, Inc.(a)                                  7,600   $    545,680
-----------------------------------------------------------------------
Barnes & Noble, Inc.(a)                           20,900        618,640
-----------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         32,300      1,094,970
-----------------------------------------------------------------------
Foot Locker, Inc.(a)                             113,900      1,782,535
-----------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           7,300        313,170
=======================================================================
                                                              4,354,995
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-4.19%

Anaren Microwave, Inc.(a)                         34,200        592,344
-----------------------------------------------------------------------
CommScope, Inc.(a)                                28,500        606,195
-----------------------------------------------------------------------
Comverse Technology, Inc.(a)                      18,200        407,134
-----------------------------------------------------------------------
Polycom, Inc.(a)                                  38,000      1,307,200
-----------------------------------------------------------------------
Scientific-Atlanta, Inc.                          37,500        897,750
-----------------------------------------------------------------------
UTStarcom, Inc.(a)                                45,600      1,299,600
=======================================================================
                                                              5,110,223
=======================================================================

TRADING COMPANIES & DISTRIBUTORS-0.62%

Fastenal Co.                                      11,400        757,302
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.71%

AirGate PCS, Inc.(a)                              19,000        865,450
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $105,014,438)                         113,308,891
=======================================================================

MONEY MARKET FUNDS-6.85%

STIC Liquid Assets Portfolio(b)                4,175,935      4,175,935
-----------------------------------------------------------------------
STIC Prime Portfolio(b)                        4,175,935      4,175,935
=======================================================================
    Total Money Market Funds (Cost
      $8,351,870)                                             8,351,870
=======================================================================
TOTAL INVESTMENTS-99.81% (Cost $113,366,308)                121,660,761
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.19%                             227,993
=======================================================================
NET ASSETS-100.00%                                         $121,888,754
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                         AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $113,366,308)                                 $121,660,761
------------------------------------------------------------
Receivables for:
  Investments sold                                    79,913
------------------------------------------------------------
  Fund shares sold                                   252,487
------------------------------------------------------------
  Dividends                                           25,110
------------------------------------------------------------
Investment for deferred compensation plan             22,037
============================================================
    Total assets                                 122,040,308
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                              24,986
------------------------------------------------------------
  Deferred compensation plan                          22,037
------------------------------------------------------------
Accrued administrative services fees                  60,952
------------------------------------------------------------
Accrued trustees' fees                                   432
------------------------------------------------------------
Accrued transfer agent fees                            1,172
------------------------------------------------------------
Accrued operating expenses                            41,975
============================================================
    Total liabilities                                151,554
============================================================
Net assets applicable to shares outstanding     $121,888,754
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $121,888,754
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          11,272,364
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      10.81
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends                                       $    115,593
------------------------------------------------------------
Dividends from affiliated money market funds         247,035
------------------------------------------------------------
Interest                                                 140
============================================================
    Total investment income                          362,768
============================================================

EXPENSES:

Advisory fees                                        871,609
------------------------------------------------------------
Administrative services fees                         322,166
------------------------------------------------------------
Custodian fees                                        72,168
------------------------------------------------------------
Transfer agent fees                                    5,787
------------------------------------------------------------
Trustees' fees                                         9,310
------------------------------------------------------------
Other                                                 42,742
============================================================
    Total expenses                                 1,323,782
============================================================
Less: Fees waived                                       (436)
------------------------------------------------------------
    Expenses paid indirectly                             (89)
============================================================
    Net expenses                                   1,323,257
============================================================
Net investment income (loss)                        (960,489)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from:
  Investment securities                          (37,314,213)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            6,249,715
============================================================
Net gain (loss) from investment securities       (31,064,498)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(32,024,987)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (960,489)   $   (299,748)
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (37,314,213)     (6,658,190)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                        6,249,715      (3,147,103)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (32,024,987)    (10,105,041)
==========================================================================================
Share transactions-net:
  Series I                                                      50,732,875      95,960,063
==========================================================================================
    Net increase in net assets                                  18,707,888      85,855,022
==========================================================================================

NET ASSETS:

  Beginning of year                                            103,180,866      17,325,844
==========================================================================================
  End of year                                                 $121,888,754    $103,180,866
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $157,998,386    $108,218,541
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (22,457)        (14,998)
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (44,381,628)     (7,067,415)
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               8,294,453       2,044,738
==========================================================================================
                                                              $121,888,754    $103,180,866
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                         AIM V.I. AGGRESSIVE GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Aggressive Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $953,030 and shares of beneficial interest decreased by $953,030 as a result of net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                        AIM V.I. AGGRESSIVE GROWTH FUND

      The Fund's capital loss carryforward of $37,302,537 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
    $  354,222    December 31, 2006
   --------------------------------
        44,406    December 31, 2007
   ================================
     1,780,366    December 31, 2008
   ================================
    35,123,543    December 31, 2009
   ================================
    $37,302,537
   ________________________________
   ================================

      As of December 31, 2001 the fund has a post-October capital loss deferral of $3,642,820 which will be recognized in the following tax year.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $436.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $322,166 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $900 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,049 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $89 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $89.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                   $ (37,302,537)
---------------------------------------------------------
Unrealized appreciation                         1,192,905
=========================================================
                                            $ (36,109,632)
_________________________________________________________
=========================================================

  The difference between the book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

                        AIM V.I. AGGRESSIVE GROWTH FUND

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $141,412,752 and $93,368,644, respectively.

The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $12,104,007
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (7,246,428)
===========================================================================
Net unrealized appreciation of investment securities            $ 4,857,579
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $116,803,182.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                         2000
                                                              --------------------------    -------------------------
                                                                SHARES         AMOUNT        SHARES         AMOUNT
                                                              ----------    ------------    ---------    ------------
Sold:
  Series I                                                    10,120,399    $120,647,678    6,160,739    $101,301,215
=====================================================================================================================
Reacquired:
  Series I                                                    (5,904,160)    (69,914,803)    (320,145)     (5,341,152)
=====================================================================================================================
                                                               4,216,239    $ 50,732,875    5,840,594    $ 95,960,063
_____________________________________________________________________________________________________________________
=====================================================================================================================


NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                                              ---------------------------------------------------
                                                                                                   MAY 1, 1998,
                                                                                                 (DATE OPERATIONS
                                                                  YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                              -------------------------------      DECEMBER 31,
                                                              2001(a)     2000(a)     1999(a)          1998
                                                              --------    --------    -------    ----------------
Net asset value, beginning of period                          $  14.62    $  14.25    $  9.85         $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.10)      (0.10)     (0.04)          0.04
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (3.71)       0.47       4.44          (0.14)
=================================================================================================================
    Total from investment operations                             (3.81)       0.37       4.40          (0.10)
=================================================================================================================
Less distributions from net investment income                       --          --         --          (0.05)
=================================================================================================================
Net asset value, end of period                                $  10.81    $  14.62    $ 14.25         $ 9.85
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                 (26.06)%      2.60%     44.67%         (0.94)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $121,889    $103,181    $17,326         $4,399
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.21%(c)    1.16%      1.19%          1.16%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.21%(c)    1.26%      2.42%          4.62%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.88)%(c)  (0.59)%    (0.41)%         0.96%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                             90%         65%        89%            30%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $108,951,084.
(d)  Annualized.

                        AIM V.I. AGGRESSIVE GROWTH FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Balanced Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Balanced Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                             AIM V.I. BALANCED FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BONDS & NOTES-26.32%

ALTERNATIVE CARRIERS-0.32%

Intermedia Communications Inc.,
  Series B, Sr. Unsec. Notes, 9.50%, 03/01/09  $  150,000   $    160,125
------------------------------------------------------------------------
  Sr. Unsec. Notes, 8.60%, 06/01/08               175,000        178,062
========================================================================
                                                                 338,187
========================================================================

AUTOMOBILE MANUFACTURERS-0.12%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                 120,000        131,089
========================================================================

BANKS-3.12%

Bank of America Corp., Sub. Notes, 9.38%,
  09/15/09                                        250,000        292,700
------------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                 175,000        188,491
------------------------------------------------------------------------
BankBoston N.A., Unsec. Sub. Notes, 7.00%,
  09/15/07                                        250,000        266,625
------------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05      185,000        190,478
------------------------------------------------------------------------
Dresdner Bank New York, Unsec. Sub. Deb.,
  7.25%, 09/15/15                                 250,000        261,400
------------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                        200,000        209,578
------------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec.
  Putable Sub. Yankee Notes, 7.65%, 05/01/25      100,000        105,736
------------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/24                           300,000        345,741
------------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                                 200,000        208,480
------------------------------------------------------------------------
Southtrust Bank, N.A., Sub. Notes, 6.13%,
  01/09/28                                        200,000        194,554
------------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                           75,000         78,229
------------------------------------------------------------------------
Suntrust Bank, Sub. Notes, 6.38%, 04/01/11        135,000        136,181
------------------------------------------------------------------------
Swiss Bank Corp.-NY, Sub. Notes, 7.38%,
  06/15/17                                        125,000        132,084
------------------------------------------------------------------------
U.S. Bancorp, Unsec. Putable Sub. Deb.,
  7.50%, 06/01/26                                 250,000        269,237
------------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/35                                 185,000        193,144
------------------------------------------------------------------------
  7.50%, 04/15/35                                 200,000        213,444
========================================================================
                                                               3,286,102
========================================================================

BROADCASTING & CABLE TV-2.48%

AT&T Corp.-Liberty Media Corp., Sr. Unsec.
  Notes, 7.88%, 07/15/09                          175,000        178,512
------------------------------------------------------------------------
Comcast Cable Communications, Unsec. Notes,
  8.88%, 05/01/17                                 150,000        170,973
------------------------------------------------------------------------
Continental Cablevision, Inc., Sr. Deb.,
  9.50%, 08/01/13                                 400,000        456,676
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 02/16/00-03/23/00; Cost
  $149,379)(a)                                 $  150,000   $    161,376
------------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                          150,000        158,938
------------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes, 8.25%, 04/11/10            100,000        105,837
------------------------------------------------------------------------
TCA Cable TV, Inc., Sr. Unsec. Deb., 6.53%,
  02/01/28                                        150,000        153,177
------------------------------------------------------------------------
Tele-Communications, Inc., Sr. Deb., 9.80%,
  02/01/12                                        250,000        299,315
------------------------------------------------------------------------
Time Warner Inc.,
  Notes, 8.18%, 08/15/07                          100,000        111,939
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Deb., 7.57%, 02/01/24           100,000        101,918
------------------------------------------------------------------------
  Unsec. Deb., 8.05%, 01/15/16                    400,000        452,692
------------------------------------------------------------------------
  Unsec. Deb., 9.15%, 02/01/23                    100,000        119,068
------------------------------------------------------------------------
Turner Broadcasting System, Inc. Class A Sr.
  Notes, 8.38%, 07/01/13                          125,000        139,051
========================================================================
                                                               2,609,472
========================================================================

CASINOS & GAMING-0.49%

MGM Mirage Inc., Sr. Unsec. Gtd. Notes,
  8.50%, 09/15/10                                 500,000        513,965
========================================================================

COMPUTER HARDWARE-0.04%

Candescent Technologies Corp.,
  Sr. Conv. Unsec. Gtd. Sub. Deb., 8.00%,
    05/01/03 (Acquired 03/07/00-04/19/01;
    Cost $93,500)(a)(b)(c)                        175,000         14,875
------------------------------------------------------------------------
  Sr. Conv. Unsec. Gtd. Sub. Deb., 8.00%,
    05/01/03 (Acquired 11/06/98-04/19/01;
    Cost $260,150)(a)(b)(c)                       373,000         31,705
========================================================================
                                                                  46,580
========================================================================

CONSUMER FINANCE-1.67%

Capital One Financial Corp., Unsec. Notes,
  7.25%, 05/01/06                                 165,000        160,030
------------------------------------------------------------------------
CitiFinancial Credit Co., Unsec. Putable
  Notes, 7.88%, 02/01/25                          200,000        217,440
------------------------------------------------------------------------
Ford Motor Credit Co.,
  Notes, 7.88%, 06/15/10                          250,000        254,772
------------------------------------------------------------------------
  Unsec. Notes, 6.88%, 02/01/06                   100,000         99,933
------------------------------------------------------------------------
  Unsec. Notes, 7.38%, 10/28/09                   160,000        158,322
------------------------------------------------------------------------
General Motors Acceptance Corp.,
  Bonds, 8.00%, 11/01/31                          300,000        303,225
------------------------------------------------------------------------
  Putable Notes, 9.00%, 10/15/02                  100,000        104,035
------------------------------------------------------------------------
Household Finance Corp., Unsec. Notes, 8.00%,
  07/15/10                                        425,000        461,150
========================================================================
                                                               1,758,907
========================================================================

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

DIVERSIFIED FINANCIAL SERVICES-3.86%

AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired 05/02/01-
  05/24/01; Cost $198,839)(a)                  $  200,000   $    203,928
------------------------------------------------------------------------
AIG SunAmerica Global Financing VII, Notes,
  5.85%, 08/01/08 (Acquired 08/21/01-
  08/22/01; Cost $340,709)(a)                     340,000        343,947
------------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                                 500,000        519,735
------------------------------------------------------------------------
Auburn Hills Trust, Gtd. Deb., 12.00%,
  05/01/20                                        150,000        208,881
------------------------------------------------------------------------
Bear Stearns Cos., Inc., Notes, 7.80%,
  08/15/07                                        150,000        161,251
------------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Notes, 7.25%,
  10/01/10                                        150,000        160,111
------------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  04/10/01-09/28/01; Cost $236,636)(a)            225,000        243,101
------------------------------------------------------------------------
General Electric Capital Corp., Gtd. Sub.
  Notes, 8.13%, 05/15/12                          140,000        160,681
------------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        700,000        766,892
------------------------------------------------------------------------
Lehman Brothers Holdings Inc., Sr. Bonds,
  7.88%, 08/15/10                                 125,000        136,481
------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec.
  Unsub. Bonds, 6.75%, 04/15/11                   225,000        232,542
------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06               150,000        152,665
------------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
  (Acquired 08/02/00; Cost $300,000)(a)           300,000        306,882
------------------------------------------------------------------------
Qwest Capital Funding Inc., Gtd. Unsec.
  Notes, 7.63%, 08/03/21                          175,000        164,686
------------------------------------------------------------------------
Tyco Capital Corp. (The) (Bermuda),
  Notes, 6.50%, 02/07/06                          100,000        103,528
------------------------------------------------------------------------
  Sr. Medium Term Notes, 5.91%, 11/23/05          200,000        203,084
========================================================================
                                                               4,068,395
========================================================================

ELECTRIC UTILITIES-3.27%

CE Generation LLC, Sr. Sec. Sub. Notes,
  7.42%, 12/15/18                                 188,500        166,451
------------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                        150,000        148,325
------------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           100,000        100,108
------------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17           200,000        205,526
------------------------------------------------------------------------
CMS Panhandle Holding Co., Sr. Notes, 6.13%,
  03/15/04                                        200,000        201,914
------------------------------------------------------------------------
Commonwealth Edison Co.,
  Series 92, First Mortgage Bonds, 7.63%,
    04/15/13                                      100,000        105,580
------------------------------------------------------------------------
  Series 94, First Mortgage Notes, 7.50%,
    07/01/13                                      200,000        210,172
------------------------------------------------------------------------
El Paso Electric Co.,
  Series D, Sec. First Mortgage Bonds, 8.90%,
    02/01/06                                      280,000        303,321
------------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
    05/01/11                                      200,000        212,100
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
ELECTRIC UTILITIES-(CONTINUED)

Empire District Electric Co. (The), Sr.
  Notes, 7.70%, 11/15/04                       $  150,000   $    160,163
------------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06                   500,000        496,300
------------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 07/21/99; Cost $175,819)(a)           175,000        156,188
------------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                          100,000        106,920
------------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(d)          300,000        274,587
------------------------------------------------------------------------
NRG Energy, Inc., Sr. Unsec. Notes, 7.75%,
  04/01/11                                        250,000        240,520
------------------------------------------------------------------------
Public Service Company of New Mexico- Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            130,000        133,687
------------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                 250,000        226,388
========================================================================
                                                               3,448,250
========================================================================

GAS UTILITIES-0.62%

National Fuel Gas Co.-Series D, Medium Term
  Notes, 6.30%, 05/27/08                          100,000         97,741
------------------------------------------------------------------------
Northern Border Partners, L.P., Sr. Unsec.
  Gtd. Notes, 7.10%, 03/15/11                     100,000         97,392
------------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee
  Deb., 8.50%, 12/15/12                           150,000        167,718
------------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06        100,000        107,140
------------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 200,000        188,034
========================================================================
                                                                 658,025
========================================================================

INDUSTRIAL CONGLOMERATES-0.01%

Vodafone Finance B.V. (Netherlands), Unsec.
  Unsub. Gtd. Euro Bonds, 4.75%, 05/27/09(e)
                   EUR                             10,000          8,468
========================================================================

INTEGRATED OIL & GAS-0.78%

El Paso CGP Co., Sr. Putable Unsec. Deb.,
  6.70%, 02/15/27                                 250,000        249,083
------------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 210,000        218,385
------------------------------------------------------------------------
  7.65%, 02/15/06                                 110,000        117,192
------------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb., 9.25%,
  10/15/21                                        200,000        239,854
========================================================================
                                                                 824,514
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.80%

AT&T Canada Inc. (Canada),
  Sr. Disc. Yankee Notes, 9.95%, 06/15/08(d)      200,000         98,500
------------------------------------------------------------------------
  Sr. Unsec. Sub. Yankee Notes, 7.63%,
    03/15/05                                      200,000        129,250
------------------------------------------------------------------------
  Sr. Unsec. Yankee Notes, 7.65%, 09/15/06        100,000         63,625
------------------------------------------------------------------------
MCI Communications Corp., Sr. Unsec. Putable
  Deb., 7.13%, 06/15/27                           200,000        207,830
------------------------------------------------------------------------

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Olivetti International Finance N.V.
  (Netherlands)-Series E, Gtd. Medium Term
  Euro Notes, 6.13%, 07/30/09(e)        EUR        30,000   $     26,049
------------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19            $  200,000        213,870
------------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 8.00%,
  06/01/11                                        100,000        105,751
========================================================================
                                                                 844,875
========================================================================

LIFE & HEALTH INSURANCE-1.00%

American General Corp.,
  Sr. Notes, 6.63%, 02/15/29                      185,000        182,671
------------------------------------------------------------------------
  Unsec. Notes, 7.50%, 07/15/25                   110,000        120,261
------------------------------------------------------------------------
American General Finance Corp.,
  Sr. Putable Notes, 8.45%, 10/15/09              280,000        316,445
------------------------------------------------------------------------
  Sr. Unsec. Putable Notes, 8.13%, 08/15/09       125,000        138,581
------------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $49,942)(a)                                      50,000         50,790
------------------------------------------------------------------------
Sun Canada Financial Co., Gtd. Sub. Bonds,
  6.63%, 12/15/07 (Acquired 03/15/00; Cost
  $91,980)(a)                                     100,000         98,186
------------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23           145,000        144,143
========================================================================
                                                               1,051,077
========================================================================

MULTI-UTILITIES-0.51%

Dynegy-Roseton Danskamme, Gtd. Pass Through
  Ctfs., 7.67%, 11/08/16                          250,000        204,375
------------------------------------------------------------------------
UtiliCorp United Inc., Sr. Unsec. Putable
  Notes, 6.70%, 10/15/06                          150,000        150,774
------------------------------------------------------------------------
Williams Cos., Inc. (The), Sr. Unsec. PATS,
  6.75%, 01/15/06                                  75,000         75,071
------------------------------------------------------------------------
Williams Gas Pipeline Central Inc., Sr.
  Notes, 7.38%, 11/15/06 (Acquired 02/15/01;
  Cost $103,280)(a)                               100,000        103,168
========================================================================
                                                                 533,388
========================================================================

OIL & GAS-0.14%

Canadian Oil Sands Ltd., (Canada) Sr. Notes,
  7.90%, 09/01/21 (Acquired 08/17/01; Cost
  $149,742)(a)                                    150,000        149,927
========================================================================

OIL & GAS DRILLING-0.15%

Global Marine Inc., Sr. Unsec. Notes, 7.13%,
  09/01/07                                        150,000        154,596
========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.75%

Dynegy Holdings Inc., Sr. Unsec. Unsub.
  Notes, 6.88%, 04/01/11                          175,000        145,688
------------------------------------------------------------------------
Kinder Morgan Energy Partners, L.P., Sr.
  Unsec. Notes, 6.30%, 02/01/09                   200,000        195,962
------------------------------------------------------------------------
Kinder Morgan, Inc., Unsec. Putable Deb.,
  7.35%, 08/01/26                                 200,000        213,286
------------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                        250,000        243,273
========================================================================
                                                                 798,209
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

OIL & GAS EXPLORATION & PRODUCTION-1.64%

Anadarko Petroleum Corp., Unsec. Putable
  Deb., 7.73%, 09/15/26                        $  150,000   $    158,295
------------------------------------------------------------------------
Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11              250,000        242,078
------------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Unsec. Yankee Notes, 6.70%, 07/15/11            275,000        268,821
------------------------------------------------------------------------
Devon Financing Corp., Unsec. Gtd. Deb.,
  7.88%, 09/30/31 (Acquired 09/28/01-
  11/01/01; Cost $600,784)(a)                     600,000        608,994
------------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          200,000        203,348
------------------------------------------------------------------------
Nexen Inc. (Canada), Unsec. Unsub. Yankee
  Notes, 7.40%, 05/01/28                          170,000        158,149
------------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                                 100,000         85,106
========================================================================
                                                               1,724,791
========================================================================

OIL & GAS REFINING & MARKETING-0.36%

Petroleos Mexicanos (Mexico),
  Series P, Unsec. Putable Unsub. Yankee
    Notes, 9.50%, 09/15/27                        250,000        270,188
------------------------------------------------------------------------
  Sr. Unsec. Gtd. Yankee Bonds, 9.38%,
    12/02/08                                      100,000        106,700
========================================================================
                                                                 376,888
========================================================================

PACKAGED FOODS-0.25%

ConAgra, Inc., Sr. Unsec. Putable Notes,
  7.13%, 10/01/26                                 250,000        267,878
========================================================================

PHARMACEUTICALS-0.41%

Johnson & Johnson, Unsec. Deb., 6.95%,
  09/01/29                                        150,000        159,870
------------------------------------------------------------------------
Merck & Co., Inc., Unsec. Deb.,
  5.95%, 12/01/28                                 125,000        118,185
------------------------------------------------------------------------
  6.40%, 03/01/28                                 150,000        150,437
========================================================================
                                                                 428,492
========================================================================

PROPERTY & CASUALTY INSURANCE-0.74%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $274,579)(a)                                    275,000        278,927
------------------------------------------------------------------------
Florida Windstorm Underwriting Association-
  Series 1999A, Sr. Sec. Notes, 7.13%,
  02/25/19 (Acquired 04/25/01-05/03/01; Cost
  $300,362)(a)                                    300,000        306,882
------------------------------------------------------------------------
Terra Nova Insurance (United Kingdom)
  Holding, Sr. Unsec. Gtd. Yankee Notes,
  7.00%, 05/15/08                                 150,000        133,353
------------------------------------------------------------------------
  7.20%, 08/15/07                                  70,000         64,618
========================================================================
                                                                 783,780
========================================================================

                             AIM V.I. BALANCED FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

PUBLISHING & PRINTING-0.61%

News America Holdings, Inc.,
  Notes, 8.45%, 08/01/34                       $  200,000   $    215,466
------------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                  200,000        230,268
------------------------------------------------------------------------
  Unsec. Deb., 7.75%, 01/20/24                    200,000        196,894
========================================================================
                                                                 642,628
========================================================================

RAILROADS-0.44%

Consolidated Rail Corp., Deb., 9.75%,
  06/15/20                                        200,000        247,484
------------------------------------------------------------------------
Norfolk Southern Corp., Notes, 7.05%,
  05/01/37                                        200,000        211,646
========================================================================
                                                                 459,130
========================================================================

REAL ESTATE INVESTMENT TRUSTS-0.31%

ERP Operating L.P., Unsec. Notes, 7.13%,
  10/15/17                                         70,000         65,640
------------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%,
  10/01/27                                        175,000        168,044
------------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 100,000         96,514
========================================================================
                                                                 330,198
========================================================================

REINSURANCE-0.31%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                          290,000        325,948
========================================================================

SOVEREIGN DEBT-0.57%

British Columbia (Province of) (Canada),
  Unsec. Unsub. Yankee Notes, 5.38%, 10/29/08      50,000         49,819
------------------------------------------------------------------------
Hydro-Quebec-Series B (Canada), Gtd. Medium
  Term Yankee Notes, 8.62%, 12/15/11              200,000        237,934
------------------------------------------------------------------------
Ontario (Province of) (Canada), Sr. Unsec.
  Unsub. Notes, 5.50%, 10/01/08                   200,000        200,790
------------------------------------------------------------------------
Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                 100,000        110,686
========================================================================
                                                                 599,229
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.55%

Nortel Networks Corp., Sr. Unsec. Gtd. Conv.
  Notes, 4.25%, 09/01/08 (Acquired 08/09/01-
  08/15/01; Cost $603,868)(a)                     600,000        580,500
========================================================================
    Total Bonds & Notes (Cost $28,033,182)                    27,743,488
========================================================================

                                                 SHARES
STOCKS & OTHER EQUITY INTERESTS-55.12%

ADVERTISING-2.50%

Interpublic Group of Cos., Inc. (The)              21,400        632,156
------------------------------------------------------------------------
Lamar Advertising Co.(f)                           24,000      1,016,160
------------------------------------------------------------------------
Omnicom Group Inc.                                 11,000        982,850
========================================================================
                                                               2,631,166
========================================================================

AEROSPACE & DEFENSE-0.61%

United Technologies Corp.                          10,000        646,300
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

BANKS-1.72%

Bank of New York Co., Inc. (The)                   15,900   $    648,720
------------------------------------------------------------------------
Mellon Financial Corp.                             10,500        395,010
------------------------------------------------------------------------
PNC Financial Services Group                       13,700        769,940
========================================================================
                                                               1,813,670
========================================================================

BIOTECHNOLOGY-0.99%

Genzyme Corp.(f)                                   17,500      1,047,550
========================================================================

BROADCASTING & CABLE TV-1.82%

Clear Channel Communications, Inc.(f)              11,900        605,829
------------------------------------------------------------------------
Hispanic Broadcasting Corp.(f)                     16,300        415,650
------------------------------------------------------------------------
Univision Communications Inc.-Class A(f)           22,100        894,166
========================================================================
                                                               1,915,645
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.27%

EMC Corp.(f)                                       20,900        280,896
========================================================================

CONSTRUCTION & ENGINEERING-0.47%

Quanta Services, Inc.(f)                           32,000        493,760
========================================================================

DATA PROCESSING SERVICES-1.02%

Concord EFS, Inc.(f)                               16,600        544,148
------------------------------------------------------------------------
DST Systems, Inc.(f)                               10,600        528,410
========================================================================
                                                               1,072,558
========================================================================

DIVERSIFIED FINANCIAL SERVICES-6.29%

American Express Co.                                7,800        278,382
------------------------------------------------------------------------
Citigroup Inc.                                     37,600      1,898,048
------------------------------------------------------------------------
Fannie Mae                                          6,700        532,650
------------------------------------------------------------------------
Freddie Mac                                         8,600        562,440
------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                     6,100        565,775
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            11,100        403,485
------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          17,300        901,676
------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   11,800        660,092
------------------------------------------------------------------------
State Street Corp.                                  7,900        412,775
------------------------------------------------------------------------
Waddell & Reed Financial, Inc.-Class A             12,700        408,940
========================================================================
                                                               6,624,263
========================================================================

ELECTRIC UTILITIES-1.05%

AES Corp. (The)(f)                                 13,700        223,995
------------------------------------------------------------------------
Calpine Corp.(f)                                   22,100        371,059
------------------------------------------------------------------------
Duke Energy Corp.                                   9,500        372,970
------------------------------------------------------------------------
Mirant Corp.(f)                                     8,580        137,452
========================================================================
                                                               1,105,476
========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.41%

Sanmina-SCI Corp.(f)                               21,900        435,810
========================================================================

FOOD RETAIL-0.50%

Safeway Inc.(f)                                    12,500        521,875
========================================================================

GAS UTILITIES-0.34%

El Paso Corp.                                       8,000        356,880
========================================================================

                             AIM V.I. BALANCED FUND

                                                               MARKET
                                                 SHARES        VALUE

GENERAL MERCHANDISE STORES-2.48%

BJ's Wholesale Club, Inc.(f)                       11,200   $    493,920
------------------------------------------------------------------------
Target Corp.                                       26,700      1,096,035
------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              17,700      1,018,635
========================================================================
                                                               2,608,590
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.52%

Cardinal Health, Inc.                               8,450        546,377
========================================================================

HEALTH CARE EQUIPMENT-0.82%

Baxter International Inc.                          16,200        868,806
========================================================================

HEALTH CARE FACILITIES-1.12%

HCA Inc.                                           15,200        585,808
------------------------------------------------------------------------
Tenet Healthcare Corp.(f)                          10,100        593,072
========================================================================
                                                               1,178,880
========================================================================

HOME IMPROVEMENT RETAIL-1.55%

Home Depot, Inc. (The)                             19,300        984,493
------------------------------------------------------------------------
Lowe's Cos., Inc.                                  13,900        645,099
========================================================================
                                                               1,629,592
========================================================================

INDUSTRIAL CONGLOMERATES-2.97%

General Electric Co.                               48,100      1,927,848
------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                  20,500      1,207,450
========================================================================
                                                               3,135,298
========================================================================

INSURANCE BROKERS-0.83%

Marsh & McLennan Cos., Inc.                         8,100        870,345
========================================================================

INTEGRATED OIL & GAS-1.64%

ChevronTexaco Corp.                                 7,500        672,075
------------------------------------------------------------------------
Exxon Mobil Corp.                                  18,200        715,260
------------------------------------------------------------------------
TotalFinaElf S.A. (France)                          2,400        343,288
========================================================================
                                                               1,730,623
========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-3.11%

BellSouth Corp.                                    18,900        721,035
------------------------------------------------------------------------
Qwest Communications International Inc.            15,800        223,254
------------------------------------------------------------------------
SBC Communications Inc.                            21,800        853,906
------------------------------------------------------------------------
Telecom Italia S.p.A. (Italy)                      67,800        362,764
------------------------------------------------------------------------
Telefonica S.A. (Spain)(f)                         33,235        445,449
------------------------------------------------------------------------
Verizon Communications Inc.                        14,200        673,932
========================================================================
                                                               3,280,340
========================================================================

INTERNET SOFTWARE & SERVICES-0.84%

Check Point Software Technologies Ltd.
  (Israel)(f)                                      15,650        624,278
------------------------------------------------------------------------
VeriSign, Inc.(f)                                   7,000        266,280
========================================================================
                                                                 890,558
========================================================================

IT CONSULTING & SERVICES-0.65%

SunGard Data Systems Inc.(f)                       23,700        685,641
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

LIFE & HEALTH INSURANCE-0.95%

AFLAC, Inc.                                        13,900   $    341,384
------------------------------------------------------------------------
Prudential Financial, Inc.(f)                       7,100        235,649
------------------------------------------------------------------------
Sun Life Financial Services of Canada
  (Canada)                                         20,000        426,615
========================================================================
                                                               1,003,648
========================================================================

MANAGED HEALTH CARE-0.31%

Anthem, Inc.(f)                                     6,500        321,750
========================================================================

MOVIES & ENTERTAINMENT-1.41%

AOL Time Warner Inc.(f)                            17,900        574,590
------------------------------------------------------------------------
Viacom Inc.-Class B(f)                             20,745        915,892
========================================================================
                                                               1,490,482
========================================================================

MULTI-LINE INSURANCE-1.80%

American International Group, Inc.                 14,700      1,167,180
------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      11,600        728,828
========================================================================
                                                               1,896,008
========================================================================

MULTI-UTILITIES-0.55%

Dynegy Inc.-Class A                                 8,000        204,000
------------------------------------------------------------------------
Williams Cos., Inc. (The)                          14,600        372,592
========================================================================
                                                                 576,592
========================================================================

NETWORKING EQUIPMENT-0.76%

Cisco Systems, Inc.(f)                             44,200        800,462
========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.29%

Anadarko Petroleum Corp.                            4,800        272,880
------------------------------------------------------------------------
Apache Corp.                                        6,050        301,774
------------------------------------------------------------------------
EOG Resources, Inc.                                 7,700        301,147
------------------------------------------------------------------------
Kerr-McGee Corp.                                    3,900        213,720
------------------------------------------------------------------------
Kerr-McGee Corp.-$1.83 Pfd. DECS                    7,300        271,012
========================================================================
                                                               1,360,533
========================================================================

PACKAGED FOODS-0.41%

Kraft Foods, Inc.-Class A                          12,700        432,181
========================================================================

PHARMACEUTICALS-6.34%

Abbott Laboratories                                14,900        830,675
------------------------------------------------------------------------
Allergan, Inc.                                      8,600        645,430
------------------------------------------------------------------------
American Home Products Corp.                        8,100        497,016
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                            9,700        494,700
------------------------------------------------------------------------
Johnson & Johnson                                  15,800        933,780
------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(f)            10,600        684,654
------------------------------------------------------------------------
Merck & Co., Inc.                                  10,800        635,040
------------------------------------------------------------------------
Pfizer Inc.                                        28,000      1,115,800
------------------------------------------------------------------------
Pharmacia Corp.                                    19,700        840,205
========================================================================
                                                               6,677,300
========================================================================

PROPERTY & CASUALTY INSURANCE-0.50%

MGIC Investment Corp.                               8,500        524,620
========================================================================

                             AIM V.I. BALANCED FUND

                                                               MARKET
                                                 SHARES        VALUE

SEMICONDUCTOR EQUIPMENT-0.27%

Applied Materials, Inc.(f)                          7,100   $    284,710
========================================================================

SEMICONDUCTORS-2.20%

Analog Devices, Inc.(f)                            18,200        807,898
------------------------------------------------------------------------
Intel Corp.                                        30,300        952,935
------------------------------------------------------------------------
Texas Instruments Inc.                             20,100        562,800
========================================================================
                                                               2,323,633
========================================================================

SPECIALTY STORES-0.85%

Bed Bath & Beyond Inc.(f)                          26,500        898,350
========================================================================

SYSTEMS SOFTWARE-1.52%

Microsoft Corp.(f)                                 16,000      1,060,320
------------------------------------------------------------------------
Oracle Corp.(f)                                    39,400        544,114
========================================================================
                                                               1,604,434
========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.88%

Comverse Technology, Inc.(f)                       16,200        362,394
------------------------------------------------------------------------
JDS Uniphase Corp.(f)                              17,060        148,934
------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                            17,100        419,463
========================================================================
                                                                 930,791
========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.56%

NTT DoCoMo, Inc. (Japan) (Acquired
  06/14/00-12/01/00; Cost $472,614)(a)                 17        198,830
------------------------------------------------------------------------
Vodafone Group PLC (United Kingdom)               151,530        396,578
========================================================================
                                                                 595,408
========================================================================
    Total Stocks & Other Equity Interests
      (Cost $59,082,526)                                      58,091,801
========================================================================

                                               PRINCIPAL
                                                 AMOUNT
ASSET-BACKED SECURITIES-1.18%

AIRLINES-0.30%

American Airlines, Inc.-Class A2, Series
  2001-01, Pass Through Ctfs., 6.82%,
  05/23/11 (Acquired 06/28/01; Cost
  $110,705)(a)                                 $  108,923        101,409
------------------------------------------------------------------------
United Air Lines, Inc.-Series 002-Class A2,
  Sec. Pass Through Ctfs., 7.19%, 04/01/11        255,000        213,305
========================================================================
                                                                 314,714
========================================================================

BANKS-0.21%

Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $219,710)(a)                               220,000        224,260
========================================================================

DIVERSIFIED FINANCIAL SERVICES-0.46%

Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-01/25/01; Cost $454,103)(a)            450,000        483,804
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

ELECTRIC UTILITIES-0.21%

Beaver Valley II Funding Corp., SLOBS, 9.00%,
  06/01/17                                     $  200,000   $    221,614
========================================================================
    Total Asset-Backed Securities (Cost
      $1,244,111)                                              1,244,392
========================================================================

U.S. GOVERNMENT AGENCY SECURITIES-2.63%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.78%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                                 200,000        198,272
------------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.00%, 02/01/31(g)                               50,000         50,109
------------------------------------------------------------------------
Unsec. Notes,
  5.50%, 09/15/11                                 240,000        235,447
------------------------------------------------------------------------
Unsec. Sub. Notes,
  6.38%, 08/01/11                                 335,000        333,469
========================================================================
                                                                 817,297
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.64%

Pass Through Ctfs.,
  6.50%, 04/01/14 to 11/01/28                     682,652        693,870
------------------------------------------------------------------------
  8.00%, 12/01/23                                 212,446        225,391
------------------------------------------------------------------------
  7.00%, 10/01/29 to 12/01/30                     294,870        300,995
------------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(g)                              200,000        200,250
------------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                 300,000        307,500
========================================================================
                                                               1,728,006
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.21%

Pass Through Ctfs.,
  6.50%, 03/15/29                                 146,559        147,337
------------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(g)                               75,000         75,352
========================================================================
                                                                 222,689
========================================================================
    Total U.S. Government Agency Securities
      (Cost $2,741,817)                                        2,767,992
========================================================================

U.S. TREASURY SECURITIES-9.36%

U.S. TREASURY NOTES-8.45%

6.75%, 05/15/05(h)                              1,400,000      1,523,074
------------------------------------------------------------------------
6.50%, 08/15/05 to 10/15/06                     1,900,000      2,063,240
------------------------------------------------------------------------
6.88%, 05/15/06                                 1,000,000      1,102,320
------------------------------------------------------------------------
6.13%, 08/15/07                                 1,850,000      1,990,859
------------------------------------------------------------------------
5.75%, 08/15/10                                 1,750,000      1,837,885
------------------------------------------------------------------------
5.00%, 08/15/11                                   390,000        389,099
========================================================================
                                                               8,906,477
========================================================================

U.S. TREASURY BONDS-0.91%

6.13%, 11/15/27 to 08/15/29                       905,000        958,586
========================================================================
    Total U.S. Treasury Securities (Cost
      $9,560,839)                                              9,865,063
========================================================================

                             AIM V.I. BALANCED FUND

                                                               MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-6.06%

STIC Liquid Assets Portfolio(i)                 3,192,758   $  3,192,758
------------------------------------------------------------------------
STIC Prime Portfolio(i)                         3,192,758      3,192,758
========================================================================
    Total Money Market Funds (Cost
      $6,385,516)                                              6,385,516
========================================================================
TOTAL INVESTMENTS-100.67% (Cost $107,047,991)                106,098,252
========================================================================
OTHER ASSETS LESS LIABILITIES-(0.67%)                           (703,495)
========================================================================
NET ASSETS-100.00%                                          $105,394,757
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
DECS    - Dividend Enhanced Convertible Stock
Disc.   - Discounted
EUR     - Euro
Gtd.    - Guaranteed
PATS    - Putable Asset Term Securities
Pfd.    - Preferred
RAPS    - Redeemable and Putable Securities
Sec.    - Secured
SLOBS   - Secured Lease Obligation Securities
Sr.     - Senior
Sub.    - Subordinated
TBA     - To Be Announced
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $4,647,679, which represented 4.41% of the Fund's net assets.
(b) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e) Foreign denominated security. Par value is denominated in currency indicated.
(f)  Non-income producing security.
(g) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(h) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $107,047,991)                                 $106,098,252
------------------------------------------------------------
Receivables for:
  Investments sold                                    44,495
------------------------------------------------------------
  Fund shares sold                                   143,377
------------------------------------------------------------
  Dividends and interest                             775,746
------------------------------------------------------------
Investment for deferred compensation plan             22,115
============================================================
    Total assets                                 107,083,985
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,532,103
------------------------------------------------------------
  Fund shares reacquired                               3,622
------------------------------------------------------------
  Deferred compensation plan                          22,115
------------------------------------------------------------
  Variation margin                                    35,350
------------------------------------------------------------
Accrued administrative services fees                  51,515
------------------------------------------------------------
Accrued transfer agent fees                              541
------------------------------------------------------------
Accrued operating expenses                            43,982
============================================================
    Total liabilities                              1,689,228
============================================================
Net assets applicable to shares outstanding     $105,394,757
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $105,394,757
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           9,719,072
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      10.84
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Interest                                        $  2,586,362
------------------------------------------------------------
Dividends (net of foreign withholding tax of
  $3,645)                                            417,010
------------------------------------------------------------
Dividends from affiliated money market funds         349,994
============================================================
    Total investment income                        3,353,366
============================================================

EXPENSES:

Advisory fees                                        712,273
------------------------------------------------------------
Administrative services fees                         284,667
------------------------------------------------------------
Custodian fees                                        27,114
------------------------------------------------------------
Transfer agent fees                                    2,538
------------------------------------------------------------
Trustees' fees                                         8,828
------------------------------------------------------------
Other                                                 27,572
============================================================
    Total expenses                                 1,062,992
============================================================
Less: Fees waived                                       (685)
------------------------------------------------------------
    Net expenses                                   1,062,307
============================================================
Net investment income                              2,291,059
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (6,640,628)
------------------------------------------------------------
  Foreign currencies                                   3,093
------------------------------------------------------------
  Foreign currency contracts                           1,491
------------------------------------------------------------
  Futures contracts                               (2,698,551)
------------------------------------------------------------
  Option contracts written                            52,162
============================================================
                                                  (9,282,433)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (4,482,389)
------------------------------------------------------------
  Foreign currencies                                   1,030
------------------------------------------------------------
  Foreign currency contracts                           3,347
------------------------------------------------------------
  Futures contracts                                  223,201
============================================================
                                                  (4,254,811)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                      (13,537,244)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(11,246,185)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                             AIM V.I. BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $  2,291,059    $ 1,945,473
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                              (9,282,433)    (3,150,697)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, foreign
    currency contracts and futures contracts                    (4,254,811)    (3,018,396)
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (11,246,185)    (4,223,620)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (1,807,108)      (132,329)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                              --        (22,166)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      32,754,770     41,764,325
=========================================================================================
    Net increase in net assets                                  19,701,477     37,386,210
=========================================================================================

NET ASSETS:

  Beginning of year                                             85,693,280     48,307,070
=========================================================================================
  End of year                                                 $105,394,757    $85,693,280
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $116,517,075    $83,762,305
-----------------------------------------------------------------------------------------
  Undistributed net investment income                            2,226,310      1,791,617
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, foreign currency
    contracts, futures contracts and option contracts          (12,398,106)    (3,120,050)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies, foreign currency
    contracts and futures contracts                               (950,522)     3,259,408
=========================================================================================
                                                              $105,394,757    $85,693,280
_________________________________________________________________________________________
=========================================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Balanced Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve as high a total return to investors as possible, consistent with preservation of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day,

                             AIM V.I. BALANCED FUND
   the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income (loss) was decreased by $4,377 and undistributed net realized gains increased by $4,377 as a result of foreign currency reclassifications, paydown reclassifications and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

   The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $11,352,978 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 2,283,751   December 31, 2008
   -------------------------------
     9,069,227   December 31, 2009
   ===============================
   $11,352,978
   _______________________________
   ===============================

   As of December 31, 2001 the Fund has a post-October capital loss deferral of $813,904 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from

                             AIM V.I. BALANCED FUND
   changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

H. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

I. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $44,881 reduction in the cost of securities and a corresponding $44,881 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
  The effect of this change in 2001 was to decrease net investment income by $104,143, increase net unrealized gains and losses by $97,757, increase net realized gains and losses by $6,386. As a result, the net investment income per share decreased by $0.02, the net realized and unrealized gains and losses per share increased by $0.02, and the ratio of net investment income to average net assets decreased by 0.15%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $150 million of the Fund's average daily net assets, plus 0.50% of the Fund's average daily net assets in excess of $150 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $685.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $284,667 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15,

                             AIM V.I. BALANCED FUND

2001 through December 31, 2001, AFS was paid $662 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of up to 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,022 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of year                      --       $     --
--------------------------------------------------------
Written                               269         62,644
--------------------------------------------------------
Closed                                (96)       (23,478)
--------------------------------------------------------
Exercised                             (30)        (4,860)
--------------------------------------------------------
Expired                              (143)       (34,306)
========================================================
End of year                            --       $     --
________________________________________________________
========================================================


NOTE 7-FUTURES CONTRACTS

On December 31, 2001, $1,396,600 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                                                                 UNREALIZED
                        NO. OF        MONTH/        MARKET      APPRECIATION
CONTRACT               CONTRACTS    COMMITMENT      VALUE      (DEPRECIATION)
--------               ---------   ------------   ----------   --------------
S&P 500 Index             14       Mar.-02/Long   $4,022,200      $(736)
_____________________________________________________________________________
=============================================================================


NOTE 8-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                         2001        2000
                                      ----------   --------
Distributions paid from:
  Ordinary income                     $1,807,108   $132,691
-----------------------------------------------------------
  Long-term capital gain                      --     21,804
===========================================================
                                      $1,807,108   $154,495
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                $  2,285,314
---------------------------------------------------------
Capital loss carryforward                     (11,352,978)
---------------------------------------------------------
Unrealized appreciation (depreciation)         (2,054,654)
=========================================================
                                             $(11,122,318)
_________________________________________________________
=========================================================

  The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts and other deferrals.

NOTE 9-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $81,705,184 and $48,050,519, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 5,904,639
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (7,122,653)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(1,218,014)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $107,316,266.

                             AIM V.I. BALANCED FUND

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                        2000
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------    -----------    ---------    -----------
Sold:
  Series I                                                    3,315,299    $38,177,054    3,449,849    $45,353,531
==================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                      170,643      1,807,109       12,061        154,495
==================================================================================================================
Reacquired:
  Series I                                                     (646,498)    (7,229,393)    (285,543)    (3,743,701)
==================================================================================================================
                                                              2,839,444    $32,754,770    3,176,367    $41,764,325
__________________________________________________________________________________________________________________
==================================================================================================================

NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                              ------------------------------------------------------
                                                                                                      MAY 1, 1998
                                                                   YEAR ENDED DECEMBER 31,          (DATE OPERATIONS
                                                              ----------------------------------     COMMENCED) TO
                                                                                                      DECEMBER 31,
                                                              2001(a)         2000(a)    1999(a)          1998
                                                              --------        -------    -------    ----------------
Net asset value, beginning of period                          $  12.46        $ 13.04    $ 11.14        $ 10.00
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.27(b)        0.37       0.31           0.12
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (1.70)         (0.93)      1.83           1.18
====================================================================================================================
    Total from investment operations                             (1.43)         (0.56)      2.14           1.30
====================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.19)         (0.02)     (0.17)         (0.14)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --             --      (0.07)         (0.02)
====================================================================================================================
    Total distributions                                          (0.19)         (0.02)     (0.24)         (0.16)
====================================================================================================================
Net asset value, end of period                                $  10.84        $ 12.46    $ 13.04        $ 11.14
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                 (11.43)%        (4.28)%    19.31%         13.02%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $105,395        $85,693    $48,307        $10,343
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                1.12%(d)       1.10%      1.21%          1.18%(e)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                             1.12%(d)       1.10%      1.31%          2.83%(e)
====================================================================================================================
Ratio of net investment income to average net assets              2.37%(b)(d)    2.80%      2.66%          3.71%(e)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                             55%            49%        57%             9%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.29 and the ratio of net investment income to average net assets would have been 2.52%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $94,969,782.
(e)  Annualized.

                             AIM V.I. BALANCED FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Basic Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Basic Value Fund, as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002



                             V.I. BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                           MARKET
                                               SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.95%

ADVERTISING-2.61%

Interpublic Group of Cos., Inc. (The)           17,800   $   525,812
====================================================================

ALUMINUM-1.52%

Alcoa Inc.                                       8,600       305,730
====================================================================

APPAREL RETAIL-2.64%

Gap, Inc. (The)                                 38,150       531,811
====================================================================

BANKS-7.31%

Bank of America Corp.                            9,750       613,762
--------------------------------------------------------------------
Bank One Corp.                                  10,100       394,405
--------------------------------------------------------------------
FleetBoston Financial Corp.                     12,750       465,375
====================================================================
                                                           1,473,542
====================================================================

BUILDING PRODUCTS-3.99%

American Standard Cos. Inc.(a)                   5,850       399,145
--------------------------------------------------------------------
Masco Corp.                                     16,500       404,250
====================================================================
                                                             803,395
====================================================================

CONSUMER ELECTRONICS-1.70%

Koninklijke (Royal) Phillips Electronics
  N.V.-ADR (Netherlands)                        11,750       342,042
====================================================================

DATA PROCESSING SERVICES-5.70%

Ceridian Corp.(a)                               25,800       483,750
--------------------------------------------------------------------
Certegy Inc.(a)                                  7,150       244,673
--------------------------------------------------------------------
First Data Corp.                                 5,350       419,707
====================================================================
                                                           1,148,130
====================================================================

DIVERSIFIED COMMERCIAL SERVICES-5.44%

Equifax Inc.                                     2,950        71,242
--------------------------------------------------------------------
H&R Block, Inc.                                 16,500       737,550
--------------------------------------------------------------------
IMS Health Inc.                                 14,700       286,797
====================================================================
                                                           1,095,589
====================================================================

DIVERSIFIED FINANCIAL SERVICES-7.63%

Citigroup Inc.                                   8,400       424,032
--------------------------------------------------------------------
Freddie Mac                                      7,200       470,880
--------------------------------------------------------------------
J.P. Morgan Chase & Co.                         13,600       494,360
--------------------------------------------------------------------
Stilwell Financial, Inc.                         5,450       148,349
====================================================================
                                                           1,537,621
====================================================================

ELECTRIC UTILITIES-2.56%

Edison International(a)                          5,700        86,070
--------------------------------------------------------------------
Orion Power Holdings, Inc.(a)                    4,550       118,755
--------------------------------------------------------------------
PG&E Corp.(a)                                   16,150       310,726
====================================================================
                                                             515,551
====================================================================

                                                           MARKET
                                               SHARES       VALUE

EMPLOYMENT SERVICES-1.26%

Robert Half International Inc.(a)                9,550   $   254,985
====================================================================

ENVIRONMENTAL SERVICES-3.63%

Waste Management, Inc.                          22,900       730,739
====================================================================

FOOD RETAIL-2.62%

Kroger Co. (The)(a)                             25,300       528,011
====================================================================

GENERAL MERCHANDISE STORES-2.17%

Target Corp.                                    10,650       437,182
====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.04%

McKesson Corp.                                   5,600       209,440
====================================================================

HEALTH CARE FACILITIES-0.73%

Health Management Associates, Inc.-Class A(a)    8,050       148,120
====================================================================

HOTELS-1.24%

Starwood Hotels & Resorts Worldwide, Inc.        8,350       249,247
====================================================================

INDUSTRIAL CONGLOMERATES-2.85%

Tyco International Ltd. (Bermuda)                9,750       574,275
====================================================================

INDUSTRIAL GASES-1.28%

Air Products & Chemicals, Inc.                   5,500       258,005
====================================================================

INDUSTRIAL MACHINERY-1.55%

Parker-Hannifin Corp.                            6,800       312,188
====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.95%

AT&T Corp.                                      10,550       191,377
====================================================================

LEISURE PRODUCTS-1.67%

Mattel, Inc.                                    19,550       336,260
====================================================================

LIFE & HEALTH INSURANCE-2.34%

Prudential Financial, Inc.(a)                    3,250       107,867
--------------------------------------------------------------------
UnumProvident Corp.                             13,750       364,513
====================================================================
                                                             472,380
====================================================================

MANAGED HEALTH CARE-4.02%

Anthem, Inc.(a)                                  4,650       230,175
--------------------------------------------------------------------
CIGNA Corp.                                      3,550       328,908
--------------------------------------------------------------------
UnitedHealth Group Inc.                          3,550       251,234
====================================================================
                                                             810,317
====================================================================

MOVIES & ENTERTAINMENT-1.72%

Walt Disney Co. (The)                           16,750       347,060
====================================================================

OIL & GAS DRILLING-5.86%

ENSCO International Inc.                        18,450       458,483
--------------------------------------------------------------------
Nabors Industries, Inc.(a)                       7,050       242,027
--------------------------------------------------------------------
Transocean Sedco Forex Inc.                     14,200       480,244
====================================================================
                                                           1,180,754
====================================================================

                             V.I. BASIC VALUE FUND

                                                           MARKET
                                               SHARES       VALUE

OIL & GAS EQUIPMENT & SERVICES-2.26%

Weatherford International, Inc.(a)              12,200   $   454,572
====================================================================

PAPER PRODUCTS-1.59%

International Paper Co.                          7,950       320,783
====================================================================

PROPERTY & CASUALTY INSURANCE-5.87%

ACE Ltd. (Bermuda)                               8,300       333,245
--------------------------------------------------------------------
MGIC Investment Corp.                            3,500       216,020
--------------------------------------------------------------------
Radian Group Inc.                                7,500       322,125
--------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                3,400       310,624
====================================================================
                                                           1,182,014
====================================================================

RESTAURANTS-1.70%

Tricon Global Restaurants, Inc.(a)               6,950       341,940
====================================================================

SEMICONDUCTOR EQUIPMENT-0.85%

Novellus Systems, Inc.(a)                        4,350       171,608
====================================================================

SEMICONDUCTORS-0.74%

Altera Corp.(a)                                  7,050       149,601
====================================================================

                                                           MARKET
                                               SHARES       VALUE

SYSTEMS SOFTWARE-3.58%

BMC Software, Inc.(a)                           11,750   $   192,348
--------------------------------------------------------------------
Computer Associates International, Inc.         15,350       529,422
====================================================================
                                                             721,770
====================================================================

TELECOMMUNICATIONS EQUIPMENT-1.33%

Motorola, Inc.                                  17,900       268,858
====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $17,893,619)                        18,930,709
====================================================================

MONEY MARKET FUNDS-9.12%

STIC Liquid Assets Portfolio(b)                919,315       919,315
--------------------------------------------------------------------
STIC Prime Portfolio(b)                        919,315       919,315
====================================================================
    Total Money Market Funds (Cost
      $1,838,630)                                          1,838,630
====================================================================
TOTAL INVESTMENTS-103.07% (Cost $19,732,249)              20,769,339
====================================================================
OTHER ASSETS LESS LIABILITIES-(3.07%)                       (618,489)
====================================================================
NET ASSETS-100.00%                                       $20,150,850
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                             V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost $19,732,249)  $20,769,339
------------------------------------------------------------
Receivables for:
  Investments sold                                    38,849
------------------------------------------------------------
  Fund shares sold                                   533,494
------------------------------------------------------------
  Dividends                                           17,758
------------------------------------------------------------
Investment for deferred compensation plan              1,093
============================================================
    Total assets                                  21,360,533
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,185,785
------------------------------------------------------------
  Fund shares reacquired                               7,919
------------------------------------------------------------
  Deferred compensation plan                           1,093
------------------------------------------------------------
Accrued administrative services fees                   3,778
------------------------------------------------------------
Accrued distribution fees                                225
------------------------------------------------------------
Accrued transfer agent fees                              266
------------------------------------------------------------
Accrued operating expenses                            10,617
============================================================
    Total liabilities                              1,209,683
============================================================
Net assets applicable to shares outstanding      $20,150,850
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $19,637,830
____________________________________________________________
============================================================
Series II                                        $   513,020
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           1,915,667
____________________________________________________________
============================================================
Series II                                             50,040
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     10.25
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     10.25
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the period September 10, 2001
(Date operations commenced) to December 31, 2001


INVESTMENT INCOME:

Dividends                                         $   31,023
------------------------------------------------------------
Dividends from affiliated money market funds           5,821
------------------------------------------------------------
Interest                                               3,180
============================================================
    Total investment income                           40,024
============================================================

EXPENSES:

Advisory fees                                         18,656
------------------------------------------------------------
Administrative services fees                          19,397
------------------------------------------------------------
Custodian fees                                         9,460
------------------------------------------------------------
Distribution fees -- Series II                           375
------------------------------------------------------------
Transfer agent fees                                      921
------------------------------------------------------------
Trustees' fees                                         1,977
------------------------------------------------------------
Printing                                               7,411
------------------------------------------------------------
Professional fees                                      9,386
============================================================
    Total expenses                                    67,583
============================================================
Less: Fees waived & expenses reimbursed              (34,607)
============================================================
    Net expenses                                      32,976
============================================================
Net investment income                                  7,048
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (112,647)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            1,037,090
------------------------------------------------------------
Net gain from investment securities                  924,443
============================================================
Net increase in net assets resulting from
  operations                                      $  931,491
____________________________________________________________
============================================================

See Notes to Financial Statements.

                             V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period September 10, 2001 (Date operations commenced) to December 31,
2001

                                                                   2001
                                                                -----------
OPERATIONS:

  Net investment income                                         $     7,048
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (112,647)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    1,037,090
===========================================================================
    Net increase in net assets resulting from operations            931,491
===========================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (18,751)
---------------------------------------------------------------------------
  Series II                                                            (380)
---------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       18,738,090
---------------------------------------------------------------------------
  Series II                                                         500,400
===========================================================================
    Net increase in net assets                                   20,150,850
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $20,150,850
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $19,227,129
---------------------------------------------------------------------------
  Undistributed net investment income                                  (722)
---------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (112,647)
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                1,037,090
===========================================================================
                                                                $20,150,850
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

                             V.I. BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. The Fund commenced operations on September 10, 2001.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $11,361 and shares of beneficial interest decreased by $11,361 due to differing book/tax treatments of organizational expenses. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had a capital loss carryforward of $4,100 which expires December 31, 2009. As of December 31, 2001 the Fund has a post-October capital loss deferral of $105,400 which will be recognized in the following tax year.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the

                             V.I. BASIC VALUE FUND

Fund's average daily net assets, plus $0.70% of the next $500 million of the Fund's average daily net assets, plus 0.675% of the next $500 million of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $18,656 and reimbursed fees of $15,801.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid AIM $19,397 of which AIM retained $15,616 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $630 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of up to 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributions has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Series II shares paid AIM Distributors $225 as compensation under the Plan. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $150.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

Distributions paid from
  Ordinary income                                $19,131
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $    371
--------------------------------------------------------
Capital loss carryforward                         (4,100)
--------------------------------------------------------
Unrealized appreciation                          927,450
========================================================
                                                $923,721
________________________________________________________
========================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, and other deferrals.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 10, 2001 (date operations commenced) through December 31, 2001 was $18,281,408 and $275,142, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                        $1,229,103
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (195,160)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,033,943
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $19,735,396.

                             V.I. BASIC VALUE FUND

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                        2001
                                                              ------------------------
                                                               SHARES        AMOUNT
                                                              ---------    -----------
Sold:
  Series I                                                    1,956,344    $19,139,289
--------------------------------------------------------------------------------------
  Series II                                                      50,002        500,020
======================================================================================
Issued as reinvestment of dividends:
  Series I                                                        1,886         18,751
--------------------------------------------------------------------------------------
  Series II                                                          38            380
======================================================================================
Reacquired:
  Series I                                                      (42,563)      (419,950)
======================================================================================
                                                              1,965,707    $19,238,490
______________________________________________________________________________________
======================================================================================

                             V.I. BASIC VALUE FUND

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                   SERIES I
                                                              SEPTEMBER 10, 2001
                                                               (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2001
                                                              ------------------
Net asset value, beginning of period                               $ 10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.01
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.25
================================================================================
    Total from investment operations                                  0.26
================================================================================
Less distributions from net investment income                        (0.01)
================================================================================
Net asset value, end of period                                     $ 10.25
________________________________________________________________________________
================================================================================
Total return(a)                                                       2.63%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $19,638
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.27%(b)
--------------------------------------------------------------------------------
  Without fee waivers                                                 2.61%(b)
================================================================================
Ratio of net investment income to average net assets                  0.28%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                  4%
________________________________________________________________________________
================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $7,827,093.

                             V.I. BASIC VALUE FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Blue Chip Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Blue Chip Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                            AIM V.I. BLUE CHIP FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.63%

ADVERTISING-0.59%

Interpublic Group of Cos., Inc. (The)             12,000   $   354,480
======================================================================

AEROSPACE & DEFENSE-1.35%

General Dynamics Corp.                             3,700       294,668
----------------------------------------------------------------------
United Technologies Corp.                          8,000       517,040
======================================================================
                                                               811,708
======================================================================

ALUMINUM-0.64%

Alcoa Inc.                                        10,800       383,940
======================================================================

BANKS-2.24%

Fifth Third Bancorp                               12,300       757,434
----------------------------------------------------------------------
Wells Fargo & Co.                                 13,600       590,920
======================================================================
                                                             1,348,354
======================================================================

BIOTECHNOLOGY-1.18%

Amgen Inc.(a)                                     12,600       711,144
======================================================================

COMPUTER HARDWARE-2.48%

Dell Computer Corp.(a)                            11,900       323,442
----------------------------------------------------------------------
International Business Machines Corp.              5,700       689,472
----------------------------------------------------------------------
Sun Microsystems, Inc.(a)                         38,900       480,026
======================================================================
                                                             1,492,940
======================================================================

COMPUTER STORAGE & PERIPHERALS-0.25%

EMC Corp.(a)                                      11,400       153,216
======================================================================

DATA PROCESSING SERVICES-2.19%

First Data Corp.                                  10,400       815,880
----------------------------------------------------------------------
Fiserv, Inc.(a)                                   11,800       499,376
======================================================================
                                                             1,315,256
======================================================================

DEPARTMENT STORES-0.59%

Kohl's Corp.(a)                                    5,000       352,200
======================================================================

DIVERSIFIED FINANCIAL SERVICES-12.05%

Citigroup Inc.                                    42,600     2,150,448
----------------------------------------------------------------------
Fannie Mae                                        12,800     1,017,600
----------------------------------------------------------------------
Freddie Mac                                       13,600       889,440
----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    3,700       343,175
----------------------------------------------------------------------
J.P. Morgan Chase & Co.                           23,200       843,320
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         19,800     1,031,976
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  17,300       967,762
======================================================================
                                                             7,243,721
======================================================================

DRUG RETAIL-0.45%

Walgreen Co.                                       8,000       269,280
======================================================================

ELECTRIC UTILITIES-0.89%

Duke Energy Corp.                                 13,600       533,936
======================================================================

                                                             MARKET
                                                SHARES        VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.93%

Sanmina-SCI Corp.(a)                              28,000   $   557,200
======================================================================

FOOD DISTRIBUTORS-1.05%

Sysco Corp.                                       24,100       631,902
======================================================================

FOOD RETAIL-0.78%

Safeway Inc.(a)                                   11,200       467,600
======================================================================

GAS UTILITIES-0.68%

El Paso Corp.                                      9,200       410,412
======================================================================

GENERAL MERCHANDISE STORES-4.19%

Costco Wholesale Corp.(a)                          6,000       266,280
----------------------------------------------------------------------
Target Corp.                                      17,700       726,585
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                             26,500     1,525,075
======================================================================
                                                             2,517,940
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.06%

Cardinal Health, Inc.                              9,900       640,134
======================================================================

HEALTH CARE EQUIPMENT-2.99%

Baxter International Inc.                         11,100       595,293
----------------------------------------------------------------------
Medtronic, Inc.                                   16,600       850,086
----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          1,900       147,535
----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           6,800       207,672
======================================================================
                                                             1,800,586
======================================================================

HEALTH CARE FACILITIES-1.11%

HCA Inc.                                          17,300       666,742
======================================================================

HOME IMPROVEMENT RETAIL-2.51%

Home Depot, Inc. (The)                            29,600     1,509,896
======================================================================

HOUSEHOLD PRODUCTS-1.04%

Colgate-Palmolive Co.                             10,800       623,700
======================================================================

INDUSTRIAL CONGLOMERATES-7.85%

General Electric Co.                              71,000     2,845,680
----------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 31,800     1,873,020
======================================================================
                                                             4,718,700
======================================================================

INDUSTRIAL GASES-0.65%

Air Products & Chemicals, Inc.                     8,300       389,353
======================================================================

INTEGRATED OIL & GAS-2.86%

Exxon Mobil Corp.                                 43,800     1,721,340
======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.78%

BellSouth Corp.                                    7,700       293,755
----------------------------------------------------------------------
SBC Communications Inc.                           19,800       775,566
======================================================================
                                                             1,069,321
======================================================================

LIFE & HEALTH INSURANCE-0.55%

Prudential Financial, Inc.(a)                      9,900       328,581
======================================================================

                            AIM V.I. BLUE CHIP FUND

                                                             MARKET
                                                SHARES        VALUE

MANAGED HEALTH CARE-0.79%

UnitedHealth Group Inc.                            6,700   $   474,159
======================================================================

MOVIES & ENTERTAINMENT-3.09%

AOL Time Warner Inc.(a)                           35,800     1,149,180
----------------------------------------------------------------------
Viacom Inc.- Class B(a)                           16,100       710,815
======================================================================
                                                             1,859,995
======================================================================

MULTI-LINE INSURANCE-2.73%

American International Group, Inc.                20,700     1,643,580
======================================================================

MULTI-UTILITIES-0.49%

Dynegy Inc.-Class A                               11,600       295,800
======================================================================

NETWORKING EQUIPMENT-2.50%

Cisco Systems, Inc.(a)                            82,900     1,501,319
======================================================================

OIL & GAS DRILLING-0.26%

ENSCO International Inc.                           6,300       156,555
======================================================================

OIL & GAS EQUIPMENT & SERVICES-0.58%

Schlumberger Ltd.                                  6,400       351,680
======================================================================

PHARMACEUTICALS-11.61%

Abbott Laboratories                                7,800       434,850
----------------------------------------------------------------------
Allergan, Inc.                                    13,000       975,650
----------------------------------------------------------------------
American Home Products Corp.                       8,000       490,880
----------------------------------------------------------------------
Bristol-Myers Squibb Co.                          17,600       897,600
----------------------------------------------------------------------
Johnson & Johnson                                 24,700     1,459,770
----------------------------------------------------------------------
Pfizer Inc.                                       49,400     1,968,590
----------------------------------------------------------------------
Pharmacia Corp.                                    7,400       315,610
----------------------------------------------------------------------
Schering-Plough Corp.                             12,300       440,463
======================================================================
                                                             6,983,413
======================================================================

PROPERTY & CASUALTY INSURANCE-0.47%

ACE Ltd. (Bermuda)                                 4,100       164,615
----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  1,300       118,768
======================================================================
                                                               283,383
======================================================================

RAILROADS-0.42%

Canadian National Railway Co. (Canada)             5,200       251,056
======================================================================

SEMICONDUCTOR EQUIPMENT-2.39%

Applied Materials, Inc.(a)                        19,100       765,910
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                               13,600       674,016
======================================================================
                                                             1,439,926
======================================================================

SEMICONDUCTORS-4.13%

Altera Corp.(a)                                   15,000       318,300
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Analog Devices, Inc.(a)                            9,400   $   417,266
----------------------------------------------------------------------
Intel Corp.                                       18,500       581,825
----------------------------------------------------------------------
Linear Technology Corp.                            3,700       144,448
----------------------------------------------------------------------
Texas Instruments Inc.                            18,300       512,400
----------------------------------------------------------------------
Xilinx, Inc.(a)                                   13,000       507,650
======================================================================
                                                             2,481,889
======================================================================

SOFT DRINKS-1.17%

PepsiCo, Inc.                                     14,500       706,005
======================================================================

SPECIALTY STORES-0.55%

Bed Bath & Beyond Inc.(a)                          9,700       328,830
======================================================================

SYSTEMS SOFTWARE-5.44%

Microsoft Corp.(a)                                30,300     2,007,981
----------------------------------------------------------------------
Oracle Corp.(a)                                   41,000       566,210
----------------------------------------------------------------------
VERITAS Software Corp.(a)                         15,500       694,710
======================================================================
                                                             3,268,901
======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.12%

Nokia Oyj-ADR (Finland)                           22,200       544,566
----------------------------------------------------------------------
QUALCOMM Inc.(a)                                   2,500       126,250
======================================================================
                                                               670,816
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.96%

Vodafone Group PLC-ADR (United Kingdom)           22,500       577,800
======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $61,072,450)                          56,298,689
======================================================================

                                               PRINCIPAL
                                                AMOUNT
U.S. TREASURY BILLS-0.83%

  1.73%, 03/21/02 (Cost $498,212)(b)           $ 500,000(c)     498,315
======================================================================

                                                SHARES
MONEY MARKET FUNDS-5.08%

STIC Liquid Assets Portfolio(d)                1,526,899     1,526,899
----------------------------------------------------------------------
STIC Prime Portfolio(d)                        1,526,899     1,526,899
======================================================================
    Total Money Market Funds (Cost
      $3,053,798)                                            3,053,798
======================================================================
TOTAL INVESTMENTS-99.54% (COST $64,624,460)                 59,850,802
======================================================================
OTHER ASSETS LESS LIABILITIES-0.46%                            277,930
======================================================================
NET ASSETS-100.00%                                         $60,128,732
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS:

(a)  Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount at issue.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 8.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $64,624,460)  $59,850,802
------------------------------------------------------------
Receivables for:
  Investments sold                                    63,453
------------------------------------------------------------
  Fund shares sold                                   252,284
------------------------------------------------------------
  Dividends                                           38,999
------------------------------------------------------------
Investment for deferred compensation plan             12,380
============================================================
    Total assets                                  60,217,918
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               1,242
------------------------------------------------------------
  Deferred compensation plan                          12,380
------------------------------------------------------------
  Variation margin                                    12,625
------------------------------------------------------------
Accrued administrative services fees                  28,511
------------------------------------------------------------
Accrued transfer agent fees                              548
------------------------------------------------------------
Accrued operating expenses                            33,880
============================================================
    Total liabilities                                 89,186
============================================================
Net assets applicable to shares outstanding      $60,128,732
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           8,462,400
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      7.11
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,141)                                        $   347,615
------------------------------------------------------------
Dividends from affiliated money market funds         117,779
------------------------------------------------------------
Interest                                              10,959
============================================================
    Total investment income                          476,353
============================================================

EXPENSES:

Advisory fees                                        328,003
------------------------------------------------------------
Administrative services fees                         132,857
------------------------------------------------------------
Custodian fees                                        37,145
------------------------------------------------------------
Transfer agent fees                                    3,615
------------------------------------------------------------
Other                                                 49,293
============================================================
    Total expenses                                   550,913
============================================================
Less: Fees waived                                       (205)
------------------------------------------------------------
    Expenses paid indirectly                             (29)
============================================================
    Net expenses                                     550,679
============================================================
Net investment income (loss)                         (74,326)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (6,822,520)
------------------------------------------------------------
  Futures contracts                                 (797,011)
============================================================
                                                  (7,619,531)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           (2,915,115)
------------------------------------------------------------
  Futures contracts                                  785,623
============================================================
                                                  (2,129,492)
============================================================
Net gain (loss) from investment securities and
  futures contracts                               (9,749,023)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(9,823,349)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                 2001           2000
                                                              -----------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (74,326)   $     7,449
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    futures contracts                                          (7,619,531)      (931,863)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and futures contracts                (2,129,492)    (1,903,560)
========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (9,823,349)    (2,827,974)
========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                         (8,180)        (5,295)
----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                     40,173,563     31,620,363
========================================================================================
    Net increase in net assets                                 30,342,034     28,787,094
========================================================================================

NET ASSETS:

  Beginning of year                                            29,786,698        999,604
========================================================================================
  End of year                                                 $60,128,732    $29,786,698
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $72,726,131    $32,620,351
----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (12,379)         2,344
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and futures contracts                           (8,551,394)      (931,863)
----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                           (4,033,626)    (1,904,134)
========================================================================================
                                                              $60,128,732    $29,786,698
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

                            AIM V.I. BLUE CHIP FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Blue Chip Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital, with a secondary objective of current income.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $67,783 and shares of beneficial interest was decreased by $67,783 as a result of net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $5,819,749 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
    $  427,121    December 31, 2008
   ------------------------------------
     5,392,628    December 31, 2009
   ------------------------------------
    $5,819,749
   ____________________________________
   ====================================

                            AIM V.I. BLUE CHIP FUND

   As of December 31, 2001 the fund has a post-October capital loss deferral of $897,262 which will be recognized in the following tax year.

E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $205.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $132,857 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $728 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,104 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $29 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $29.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                            AIM V.I. BLUE CHIP FUND

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                          2001      2000
                                         ------    ------
Distributions paid from ordinary income  $8,180    $5,295
_________________________________________________________
=========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                    $ (5,819,749)
---------------------------------------------------------
Unrealized appreciation (depreciation)         (6,777,650)
=========================================================
                                             $(12,597,399)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $47,245,678 and $7,812,012, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                       $ 1,900,778
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (7,768,788)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(5,868,010)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $65,718,812.


NOTE 8-FUTURES CONTRACTS

On December 31, 2001, $100,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                        NO. OF       MONTH/        MARKET      UNREALIZED
CONTRACT               CONTRACTS   COMMITMENT      VALUE      APPRECIATION
--------               ---------   -----------   ----------   ------------
S&P 500 Mini               5       Mar-02/Long   $1,436,500     $740,032
__________________________________________________________________________
==========================================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                         2000
                                                              -------------------------    ------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------    -----------    ---------    -----------
Sold:
  Series I                                                     6,509,601    $49,761,632    3,269,461    $32,869,874
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                         1,178          8,180          556          5,295
===================================================================================================================
Reacquired:
  Series I                                                    (1,292,618)    (9,596,249)    (125,779)    (1,254,806)
===================================================================================================================
                                                               5,218,161    $40,173,563    3,144,238    $31,620,363
___________________________________________________________________________________________________________________
===================================================================================================================

                            AIM V.I. BLUE CHIP FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                             SERIES I
                                                              ---------------------------------------
                                                                                    DECEMBER 29, 1999
                                                                  YEAR ENDED        (DATE OPERATIONS
                                                                 DECEMBER 31,         COMMENCED) TO
                                                              ------------------      DECEMBER 31,
                                                               2001      2000(a)          1999
                                                              -------    -------    -----------------
Net asset value, beginning of period                          $  9.18    $ 10.00         $10.00
-----------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.01)      0.02             --
-----------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.06)     (0.84)            --
=====================================================================================================
    Total from investment operations                            (2.07)     (0.82)            --
=====================================================================================================
Less distributions from net investment income                      --         --             --
=====================================================================================================
Net asset value, end of period                                $  7.11    $  9.18         $10.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(b)                                                (22.54)%    (8.18)%           --
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $60,129    $29,787         $1,000
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.26%(c)   1.31%          1.30%(d)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.26%(c)   2.13%         12.49%(d)
=====================================================================================================
Ratio of net investment income (loss) to average net assets     (0.17)%(c)  0.07%          3.07%(d)
_____________________________________________________________________________________________________
=====================================================================================================
Portfolio turnover rate                                            19%        15%            --
_____________________________________________________________________________________________________
=====================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total return is not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $43,733,761.
(d)  Annualized.

                            AIM V.I. BLUE CHIP FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS AND OTHER EQUITY
  INTERESTS-98.09%

ADVERTISING-3.92%

Interpublic Group of Cos., Inc. (The)             192,900   $    5,698,266
--------------------------------------------------------------------------
Lamar Advertising Co.(a)                          434,000       18,375,560
--------------------------------------------------------------------------
Omnicom Group Inc.                                241,100       21,542,285
==========================================================================
                                                                45,616,111
==========================================================================

AEROSPACE & DEFENSE-2.35%

General Dynamics Corp.                             74,200        5,909,288
--------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               87,800        7,902,000
--------------------------------------------------------------------------
Lockheed Martin Corp.                             289,400       13,506,298
==========================================================================
                                                                27,317,586
==========================================================================

AIR FREIGHT & COURIERS-0.43%

FedEx Corp.(a)                                     96,200        4,990,856
==========================================================================

APPAREL RETAIL-1.80%

Ross Stores, Inc.                                 144,700        4,641,976
--------------------------------------------------------------------------
Talbots, Inc. (The)                               128,600        4,661,750
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                              292,200       11,647,092
==========================================================================
                                                                20,950,818
==========================================================================

APPLICATION SOFTWARE-3.17%

Cadence Design Systems, Inc.(a)                   144,700        3,171,824
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                           192,900        4,371,114
--------------------------------------------------------------------------
Electronic Arts Inc.(a)                           144,700        8,674,765
--------------------------------------------------------------------------
Intuit Inc.(a)                                    482,300       20,623,148
==========================================================================
                                                                36,840,851
==========================================================================

BROADCASTING & CABLE TV-3.22%

Clear Channel Communications, Inc.(a)             120,600        6,139,746
--------------------------------------------------------------------------
Comcast Corp.-Class A(a)                          385,800       13,888,800
--------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    197,600        5,038,800
--------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          306,800       12,413,128
==========================================================================
                                                                37,480,474
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.29%

CDW Computer Centers, Inc.(a)                     186,100        9,995,431
--------------------------------------------------------------------------
Circuit City Stores-Circuit City Group            191,100        4,959,045
==========================================================================
                                                                14,954,476
==========================================================================

COMPUTER HARDWARE-3.43%

Dell Computer Corp.(a)                            385,800       10,486,044
--------------------------------------------------------------------------
International Business Machines Corp.             144,700       17,502,912
--------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                         964,500       11,901,930
==========================================================================
                                                                39,890,886
==========================================================================

CONSUMER FINANCE-1.79%

Capital One Financial Corp.                       168,800        9,106,760
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
CONSUMER FINANCE-(CONTINUED)

Countrywide Credit Industries, Inc.               120,600   $    4,940,982
--------------------------------------------------------------------------
MBNA Corp.                                        192,900        6,790,080
==========================================================================
                                                                20,837,822
==========================================================================

DATA PROCESSING SERVICES-3.96%

Concord EFS, Inc.(a)                              104,300        3,418,954
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   868,112       36,738,500
--------------------------------------------------------------------------
Paychex, Inc.                                     170,418        5,971,447
==========================================================================
                                                                46,128,901
==========================================================================

DEPARTMENT STORES-2.01%

Kohl's Corp.(a)                                   332,700       23,435,388
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-10.80%

American Express Co.                              144,700        5,164,343
--------------------------------------------------------------------------
Citigroup Inc.                                    385,800       19,475,184
--------------------------------------------------------------------------
Fannie Mae                                         72,300        5,747,850
--------------------------------------------------------------------------
Freddie Mac                                       144,900        9,476,460
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   286,700       26,591,425
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           139,300        5,063,555
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         397,400       20,712,488
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  385,800       21,581,652
--------------------------------------------------------------------------
Principal Financial Group, Inc. (The)(a)           74,700        1,792,800
--------------------------------------------------------------------------
State Street Corp.                                192,900       10,079,025
==========================================================================
                                                               125,684,782
==========================================================================

DRUG RETAIL-0.56%

Walgreen Co.                                      192,900        6,493,014
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.09%

Celestica Inc. (Canada)(a)                        459,800       18,571,322
--------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                              289,400        5,759,060
==========================================================================
                                                                24,330,382
==========================================================================

ENVIRONMENTAL SERVICES-0.40%

Waste Management, Inc.                            144,700        4,617,377
==========================================================================

FOOD RETAIL-0.43%

Safeway Inc.(a)                                   120,600        5,035,050
==========================================================================

FOOTWEAR-0.71%

NIKE, Inc.-Class B                                146,600        8,244,784
==========================================================================

GENERAL MERCHANDISE STORES-1.33%

Family Dollar Stores, Inc.                        144,700        4,338,106
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             192,900       11,101,395
==========================================================================
                                                                15,439,501
==========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                MARKET
                                                 SHARES         VALUE

HEALTH CARE DISTRIBUTORS & SERVICES-0.67%

Cardinal Health, Inc.                             120,600   $    7,797,996
==========================================================================

HEALTH CARE EQUIPMENT-2.09%

Biomet, Inc.(a)                                   385,825       11,921,992
--------------------------------------------------------------------------
Medtronic, Inc.                                   241,100       12,346,731
==========================================================================
                                                                24,268,723
==========================================================================

HEALTH CARE FACILITIES-1.92%

HCA Inc.                                          289,400       11,153,476
--------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)     301,600        5,549,440
--------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          96,500        5,666,480
==========================================================================
                                                                22,369,396
==========================================================================

HOME IMPROVEMENT RETAIL-3.34%

Home Depot, Inc. (The)                            289,400       14,762,294
--------------------------------------------------------------------------
Lowe's Cos., Inc.                                 518,200       24,049,662
==========================================================================
                                                                38,811,956
==========================================================================

INDUSTRIAL CONGLOMERATES-1.16%

General Electric Co.                              337,600       13,531,008
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.76%

WorldCom, Inc.-WorldCom Group(a)                  626,900        8,826,752
==========================================================================

INVESTMENTS-0.97%

Nasdaq-100 Index Tracking Stock(a)                289,400       11,315,540
==========================================================================

IT CONSULTING & SERVICES-3.57%

Accenture Ltd.-Class A (Bermuda)(a)               289,400        7,790,648
--------------------------------------------------------------------------
Electronic Data Systems Corp.                     289,400       19,838,370
--------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      482,300       13,952,939
==========================================================================
                                                                41,581,957
==========================================================================

LIFE & HEALTH INSURANCE-0.81%

AFLAC, Inc.                                       383,800        9,426,128
==========================================================================

MANAGED HEALTH CARE-3.02%

Caremark Rx, Inc.(a)                              482,300        7,866,313
--------------------------------------------------------------------------
First Health Group Corp.(a)                       144,700        3,579,878
--------------------------------------------------------------------------
UnitedHealth Group Inc.                            96,500        6,829,305
--------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                 144,700       16,908,195
==========================================================================
                                                                35,183,691
==========================================================================

MOTORCYCLE MANUFACTURERS-1.24%

Harley-Davidson, Inc.                             265,200       14,403,012
==========================================================================

MOVIES & ENTERTAINMENT-2.60%

AOL Time Warner Inc.(a)                           578,700       18,576,270
--------------------------------------------------------------------------
Viacom Inc.-Class B(a)                            265,200       11,708,580
==========================================================================
                                                                30,284,850
==========================================================================

MULTI-LINE INSURANCE-2.18%

American International Group, Inc.                319,500       25,368,300
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

NETWORKING EQUIPMENT-1.82%

Cisco Systems, Inc.(a)                            964,500   $   17,467,095
--------------------------------------------------------------------------
McDATA Corp.-Class A(a)                           150,910        3,697,295
==========================================================================
                                                                21,164,390
==========================================================================

OIL & GAS DRILLING-0.41%

Noble Drilling Corp.(a)                           138,900        4,728,156
==========================================================================

PHARMACEUTICALS-6.19%

Elan Corp. PLC-ADR (Ireland)(a)                   289,400       13,040,364
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      144,700       11,858,165
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           192,900       12,459,411
--------------------------------------------------------------------------
Pfizer Inc.                                       578,700       23,061,195
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                      75,100        2,748,660
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        144,700        8,917,861
==========================================================================
                                                                72,085,656
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.40%

ACE Ltd. (Bermuda)                                242,100        9,720,315
--------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  72,300        6,605,328
==========================================================================
                                                                16,325,643
==========================================================================

RESTAURANTS-1.95%

Brinker International, Inc.(a)                    289,400        8,612,544
--------------------------------------------------------------------------
Darden Restaurants, Inc.                          135,700        4,803,780
--------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       113,900        3,901,075
--------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                 96,500        4,747,800
--------------------------------------------------------------------------
Wendy's International, Inc.                        23,500          685,495
==========================================================================
                                                                22,750,694
==========================================================================

SEMICONDUCTOR EQUIPMENT-3.60%

Applied Materials, Inc.(a)                        289,400       11,604,940
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                95,300        4,723,068
--------------------------------------------------------------------------
Lam Research Corp.(a)                             237,900        5,524,038
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         289,400       11,416,830
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                 285,900        8,617,026
==========================================================================
                                                                41,885,902
==========================================================================

SEMICONDUCTORS-5.54%

Altera Corp.(a)                                   285,700        6,062,554
--------------------------------------------------------------------------
Analog Devices, Inc.(a)                           449,300       19,944,427
--------------------------------------------------------------------------
Intel Corp.                                        96,500        3,034,925
--------------------------------------------------------------------------
Linear Technology Corp.                           240,300        9,381,312
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                138,700        7,283,137
--------------------------------------------------------------------------
Microchip Technology Inc.(a)                      483,950       18,748,223
==========================================================================
                                                                64,454,578
==========================================================================

SPECIALTY STORES-3.83%

AutoZone, Inc.(a)                                  58,400        4,193,120
--------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         675,200       22,889,280
--------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                MARKET
                                                 SHARES         VALUE
SPECIALTY STORES-(CONTINUED)

Borders Group, Inc.(a)                            385,800   $    7,654,272
--------------------------------------------------------------------------
Office Depot, Inc.(a)                             385,800        7,152,732
--------------------------------------------------------------------------
Staples, Inc.(a)                                  143,400        2,681,580
==========================================================================
                                                                44,570,984
==========================================================================

SYSTEMS SOFTWARE-4.12%

Microsoft Corp.(a)                                723,400       47,939,718
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.30%

Nokia Oyj-ADR (Finland)                           144,700        3,549,491
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.91%

Sprint Corp. (PCS Group)(a)                       434,000       10,593,940
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,057,880,868)                        1,141,507,520
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

MONEY MARKET FUNDS-2.42%

STIC Liquid Assets Portfolio(b)                14,119,780   $   14,119,780
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        14,119,780       14,119,780
==========================================================================
    Total Money Market Funds (Cost
      $28,239,560)                                              28,239,560
==========================================================================
TOTAL INVESTMENTS-100.51% (COST
  $1,086,120,428)                                            1,169,747,080
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.51%)                           (5,983,257)
==========================================================================
NET ASSETS-100.00%                                          $1,163,763,823
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $1,086,120,428)                              $1,169,747,080
-------------------------------------------------------------
Foreign currencies, at value (cost $377)                  369
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,736,502
-------------------------------------------------------------
  Fund shares sold                                    449,212
-------------------------------------------------------------
  Dividends and interest                              324,717
-------------------------------------------------------------
Investment for deferred compensation plan              53,367
-------------------------------------------------------------
Other assets                                              193
=============================================================
    Total assets                                1,172,311,440
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             5,077,734
-------------------------------------------------------------
  Fund shares reacquired                            2,707,585
-------------------------------------------------------------
  Deferred compensation plan                           53,367
-------------------------------------------------------------
Accrued administrative services fees                  625,460
-------------------------------------------------------------
Accrued distribution fees                               1,319
-------------------------------------------------------------
Accrued transfer agent fees                             5,758
-------------------------------------------------------------
Accrued operating expenses                             76,394
=============================================================
    Total liabilities                               8,547,617
=============================================================
Net assets applicable to shares outstanding    $1,163,763,823
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,160,236,348
_____________________________________________________________
=============================================================
Series II                                      $    3,527,475
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           53,423,743
_____________________________________________________________
=============================================================
Series II                                             162,574
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        21.72
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        21.70
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,813)                                      $   4,801,722
------------------------------------------------------------
Dividends from affiliated money market funds       3,018,922
------------------------------------------------------------
Interest                                              11,208
============================================================
    Total investment income                        7,831,852
============================================================

EXPENSES:

Advisory fees                                      7,575,407
------------------------------------------------------------
Administrative services fees                       2,530,998
------------------------------------------------------------
Custodian fees                                       154,090
------------------------------------------------------------
Distribution fees -- Series II                         1,319
------------------------------------------------------------
Transfer agent fees                                   52,390
------------------------------------------------------------
Trustees' fees                                        10,904
------------------------------------------------------------
Other                                                216,859
============================================================
    Total expenses                                10,541,967
============================================================
Less: Fees waived                                     (4,991)
------------------------------------------------------------
    Expenses paid indirectly                          (3,606)
============================================================
    Net expenses                                  10,533,370
============================================================
Net investment income (loss)                      (2,701,518)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (228,295,519)
------------------------------------------------------------
  Foreign currencies                                     (82)
============================================================
                                                (228,295,601)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (130,556,623)
------------------------------------------------------------
  Foreign currencies                                      62
============================================================
                                                (130,556,561)
============================================================
Net gain (loss) from investment securities
  and foreign currencies                        (358,852,162)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(361,553,680)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------

OPERATIONS:

  Net investment income (loss)                                $   (2,701,518)   $   (2,573,770)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (228,295,601)       58,471,948
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (130,556,561)     (276,571,433)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (361,553,680)     (220,673,255)
==============================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                       (93,353,689)      (41,744,897)
----------------------------------------------------------------------------------------------
  Series II                                                         (235,797)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        81,141,922       665,409,393
----------------------------------------------------------------------------------------------
  Series II                                                        3,556,366                --
==============================================================================================
    Net increase (decrease) in net assets                       (370,444,878)      402,991,241
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,534,208,701     1,131,217,460
==============================================================================================
  End of year                                                 $1,163,763,823    $1,534,208,701
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,344,898,013    $1,262,896,014
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (73,633)          (64,088)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (264,687,201)       57,193,570
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            83,626,644       214,183,205
==============================================================================================
                                                              $1,163,763,823    $1,534,208,701
==============================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $2,691,973, undistributed net realized gains increased by $4,316 and shares of beneficial interest decreased by $2,696,289 as a result of net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $254,717,808 as of December 31, 2001 which may be carried forward to offset future gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $6,972,349 which will be recognized in the following tax year.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an

                       AIM V.I. CAPITAL APPRECIATION FUND
   amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $4,991.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $2,530,998 of which AIM retained $148,044 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $6,586 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $1,319 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $7,073 services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $3,606 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,606.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001           2000
                                 -----------    -----------
Distributions paid from:
  Ordinary income                $        --    $10,248,473
-----------------------------------------------------------
  Long-term capital gain          93,589,486     31,496,424
===========================================================
                                 $93,589,486    $41,744,897
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                   $(254,717,808)
---------------------------------------------------------
Unrealized appreciation                        73,583,618
=========================================================
                                            $(181,134,190)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $893,313,476 and $769,736,300, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $176,549,884
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (95,920,274)
============================================================
Net unrealized appreciation of investment
  securities                                    $ 80,629,610
____________________________________________________________
============================================================
Cost of investments for tax purposes is $1,089,117,470.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------    ---------
Beginning of year                         --      $      --
-----------------------------------------------------------
Written                                1,306        582,457
-----------------------------------------------------------
Expired                               (1,306)      (582,457)
===========================================================
End of year                               --      $      --
___________________________________________________________
===========================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                          2001                           2000
                                               ---------------------------    --------------------------
                                                 SHARES          AMOUNT         SHARES         AMOUNT
                                               -----------    ------------    ----------    ------------
Sold:
  Series I                                      11,408,354    $289,501,205    20,934,800    $781,849,779
--------------------------------------------------------------------------------------------------------
  Series II*                                       154,482       3,376,463            --              --
========================================================================================================
Issued as reinvestment of distributions:
  Series I                                       4,384,861      93,353,689     1,298,442      41,744,897
--------------------------------------------------------------------------------------------------------
  Series II*                                        11,086         235,797            --              --
========================================================================================================
Reacquired:
  Series I                                     (12,117,352)   (301,712,972)   (4,279,024)   (158,185,283)
--------------------------------------------------------------------------------------------------------
  Series II*                                        (2,994)        (55,894)           --              --
========================================================================================================
                                                 3,838,437    $ 84,698,288    17,954,218    $665,409,393
________________________________________________________________________________________________________
========================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                               2001(a)           2000          1999         1998        1997
                                                              ----------      ----------    ----------    --------    --------
Net asset value, beginning of period                          $    30.84      $    35.58    $    25.20    $  21.75    $  19.43
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)          (0.05)        (0.02)       0.02        0.03
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (7.17)          (3.79)        11.17        4.12        2.58
==============================================================================================================================
    Total from investment operations                               (7.22)          (3.84)        11.15        4.14        2.61
==============================================================================================================================
Less distributions:
  Dividends from net investment income                                --              --         (0.02)      (0.04)      (0.02)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (1.90)          (0.90)        (0.75)      (0.65)      (0.27)
==============================================================================================================================
    Total distributions                                            (1.90)          (0.90)        (0.77)      (0.69)      (0.29)
==============================================================================================================================
Net asset value, end of period                                $    21.72      $    30.84    $    35.58    $  25.20    $  21.75
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                                   (23.28)%        (10.91)%       44.61%      19.30%      13.51%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,160,236      $1,534,209    $1,131,217    $647,248    $522,642
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                             0.85%(c)        0.82%         0.73%       0.67%       0.68%
==============================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.22)%(c)      (0.17)%       (0.06)%      0.11%       0.18%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                               65%             98%           65%         83%         65%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $1,241,207,062.

                       AIM V.I. CAPITAL APPRECIATION FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Development Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Development Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
COMMON STOCKS-96.52%

ADVERTISING-1.23%

Lamar Advertising Co.(a)                          27,650   $ 1,170,701
======================================================================

AEROSPACE & DEFENSE-0.53%

Goodrich Corp.                                    18,900       503,118
======================================================================

AGRICULTURAL PRODUCTS-0.41%

Bunge Ltd.                                        16,800       391,104
======================================================================

APPAREL RETAIL-2.11%

Abercrombie & Fitch Co.-Class A(a)                40,200     1,066,506
----------------------------------------------------------------------
Ross Stores, Inc.                                 29,500       946,360
======================================================================
                                                             2,012,866
======================================================================

APPLICATION SOFTWARE-2.47%

Cadence Design Systems, Inc.(a)                   40,000       876,800
----------------------------------------------------------------------
Intuit Inc.(a)                                    21,600       923,616
----------------------------------------------------------------------
Secure Computing Corp.(a)                         27,400       563,070
======================================================================
                                                             2,363,486
======================================================================

AUTO PARTS & EQUIPMENT-1.25%

Gentex Corp.(a)                                   26,700       713,691
----------------------------------------------------------------------
Lear Corp.(a)                                     12,500       476,750
======================================================================
                                                             1,190,441
======================================================================

BANKS-3.70%

Compass Bancshares, Inc.                          37,300     1,055,590
----------------------------------------------------------------------
Huntington Bancshares Inc.                        57,900       995,301
----------------------------------------------------------------------
Sovereign Bancorp, Inc.                           38,400       470,016
----------------------------------------------------------------------
Zions Bancorp                                     19,300     1,014,794
======================================================================
                                                             3,535,701
======================================================================

BROADCASTING & CABLE TV-4.11%

Cablevision Systems Corp.-Class A(a)              20,600       977,470
----------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                        24,700       629,356
----------------------------------------------------------------------
Entercom Communications Corp.(a)                   8,200       410,000
----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    31,300       798,150
----------------------------------------------------------------------
Mediacom Communications Corp.(a)                  60,900     1,112,034
======================================================================
                                                             3,927,010
======================================================================

BUILDING PRODUCTS-1.21%

American Standard Cos. Inc.(a)                    17,000     1,159,910
======================================================================

CASINOS & GAMING-1.05%

Harrah's Entertainment, Inc.(a)                   27,100     1,002,971
======================================================================

CATALOG RETAIL-0.52%

Insight Enterprises, Inc.(a)                      20,112       494,755
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.55%

Best Buy Co., Inc.(a)                              6,800       506,464
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
COMPUTER & ELECTRONICS RETAIL-(CONTINUED)

CDW Computer Centers, Inc.(a)                     18,100   $   972,151
======================================================================
                                                             1,478,615
======================================================================

COMPUTER HARDWARE-0.66%

Apple Computer, Inc.(a)                           28,900       632,910
======================================================================

CONSUMER FINANCE-2.48%

AmeriCredit Corp.(a)                              30,300       955,965
----------------------------------------------------------------------
Metris Cos. Inc.                                  46,600     1,198,086
----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $212,100)(a)(b)                  21,000       212,625
======================================================================
                                                             2,366,676
======================================================================

DATA PROCESSING SERVICES-5.08%

Alliance Data Systems Corp.(a)                    61,300     1,173,895
----------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        11,200       716,688
----------------------------------------------------------------------
Ceridian Corp.(a)                                 51,100       958,125
----------------------------------------------------------------------
Certegy Inc.(a)                                   30,150     1,031,733
----------------------------------------------------------------------
DST Systems, Inc.(a)                              19,500       972,075
======================================================================
                                                             4,852,516
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.25%

Edison Schools Inc.(a)                            45,800       899,970
----------------------------------------------------------------------
Iron Mountain Inc.(a)                             19,350       847,530
----------------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)                  18,200       398,580
======================================================================
                                                             2,146,080
======================================================================

DIVERSIFIED FINANCIAL SERVICES-5.17%

Affiliated Managers Group, Inc.(a)                12,200       859,856
----------------------------------------------------------------------
Allied Capital Corp.                              16,400       426,400
----------------------------------------------------------------------
Ambac Financial Group, Inc.                        8,450       488,917
----------------------------------------------------------------------
American Capital Strategies, Ltd.                 30,000       850,500
----------------------------------------------------------------------
Legg Mason, Inc.                                  11,100       554,778
----------------------------------------------------------------------
SEI Investments Co.                               19,900       897,689
----------------------------------------------------------------------
USA Education Inc.                                10,200       857,004
======================================================================
                                                             4,935,144
======================================================================

DIVERSIFIED METALS & MINING-0.36%

Massey Energy Co.                                 16,600       344,118
======================================================================

DRUG RETAIL-0.81%

Duane Reade Inc.(a)                               25,500       773,925
======================================================================

ELECTRIC UTILITIES-1.84%

Constellation Energy Group, Inc.                  33,800       897,390
----------------------------------------------------------------------
Reliant Resources, Inc.(a)                        51,800       855,218
======================================================================
                                                             1,752,608
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-0.48%

Cooper Industries, Inc.                           13,200   $   460,944
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.80%

Celestica Inc. (Canada)(a)                        18,900       763,371
----------------------------------------------------------------------
Garmin Ltd. (Cayman Islands)(a)                   38,900       829,348
----------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                23,000     1,192,550
----------------------------------------------------------------------
Symbol Technologies, Inc.                         53,200       844,816
----------------------------------------------------------------------
Tektronix, Inc.(a)                                40,400     1,041,512
----------------------------------------------------------------------
Varian Inc.(a)                                    26,700       866,148
======================================================================
                                                             5,537,745
======================================================================

ENVIRONMENTAL SERVICES-1.06%

Republic Services, Inc.(a)                        50,800     1,014,476
======================================================================

GAS UTILITIES-0.85%

Kinder Morgan, Inc.                               14,600       813,074
======================================================================

GENERAL MERCHANDISE STORES-1.22%

Dollar Tree Stores, Inc.(a)                       37,700     1,165,307
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.55%

Apria Healthcare Group Inc.(a)                    35,100       877,149
----------------------------------------------------------------------
Express Scripts, Inc.(a)                          10,800       505,008
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           13,300     1,075,305
----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          32,400       928,260
======================================================================
                                                             3,385,722
======================================================================

HEALTH CARE FACILITIES-0.98%

LifePoint Hospitals, Inc.(a)                      13,400       456,136
----------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          16,500       484,275
======================================================================
                                                               940,411
======================================================================

HOUSEHOLD APPLIANCES-1.76%

Black & Decker Corp. (The)                        25,500       962,115
----------------------------------------------------------------------
Snap-on Inc.                                      21,400       720,324
======================================================================
                                                             1,682,439
======================================================================

INDUSTRIAL MACHINERY-1.52%

Flowserve Corp.(a)                                18,400       489,624
----------------------------------------------------------------------
SPX Corp.(a)                                       7,000       958,300
======================================================================
                                                             1,447,924
======================================================================

INSURANCE BROKERS-0.86%

Aon Corp.                                         23,000       816,960
======================================================================

IT CONSULTING & SERVICES-4.05%

Affiliated Computer Services, Inc.-Class A(a)      9,400       997,622
----------------------------------------------------------------------
Perot Systems Corp.-Class A(a)                    47,400       967,908
----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      31,200       902,616
----------------------------------------------------------------------
Titan Corp. (The)(a)                              40,000       998,000
======================================================================
                                                             3,866,146
======================================================================

                                                             MARKET
                                                SHARES        VALUE

LEISURE PRODUCTS-0.97%

Mattel, Inc.                                      53,600   $   921,920
======================================================================

LIFE & HEALTH INSURANCE-1.46%

Nationwide Financial Services, Inc.-Class A       16,300       675,798
----------------------------------------------------------------------
Phoenix Cos., Inc. (The)(a)                       39,100       723,350
======================================================================
                                                             1,399,148
======================================================================

MANAGED HEALTH CARE-3.15%

Anthem, Inc.(a)                                   25,700     1,272,150
----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              30,300       494,193
----------------------------------------------------------------------
First Health Group Corp.(a)                       12,200       301,828
----------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)           30,800       939,400
======================================================================
                                                             3,007,571
======================================================================

MULTI-UTILITIES-1.03%

UtiliCorp United Inc.                             39,100       984,147
======================================================================

NETWORKING EQUIPMENT-0.26%

Lantronix, Inc.(a)                                39,000       246,480
======================================================================

OIL & GAS DRILLING-2.30%

GlobalSantaFe Corp.                               44,800     1,277,696
----------------------------------------------------------------------
Pride International, Inc.(a)                      60,700       916,570
======================================================================
                                                             2,194,266
======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.24%

BJ Services Co.(a)                                25,400       824,230
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      38,900       357,880
======================================================================
                                                             1,182,110
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.00%

Devon Energy Corp.                                12,900       498,585
----------------------------------------------------------------------
Kerr-McGee Corp.                                  12,000       657,600
----------------------------------------------------------------------
Murphy Oil Corp.                                   9,000       756,360
======================================================================
                                                             1,912,545
======================================================================

OIL & GAS REFINING & MARKETING-0.52%

Valero Energy Corp.                               13,100       499,372
======================================================================

PACKAGED FOODS-0.46%

Hershey Foods Corp.                                6,500       440,050
======================================================================

PAPER PRODUCTS-1.00%

Bowater Inc.                                      20,100       958,770
======================================================================

PHARMACEUTICALS-3.38%

Altana A.G. (Germany)                             19,700       982,022
----------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         20,400     1,147,500
----------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         32,800     1,098,800
======================================================================
                                                             3,228,322
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE

PROPERTY & CASUALTY INSURANCE-1.91%

ACE Ltd. (Bermuda)                                24,807   $   996,001
----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  9,100       831,376
======================================================================
                                                             1,827,377
======================================================================

REAL ESTATE INVESTMENT TRUSTS-3.18%

Apartment Investment & Management Co.-Class A     12,800       585,344
----------------------------------------------------------------------
CarrAmerica Realty Corp.                          41,900     1,261,190
----------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       42,100     1,193,535
======================================================================
                                                             3,040,069
======================================================================

REINSURANCE-1.03%

Everest Re Group, Ltd. (Bermuda)                  13,900       982,730
======================================================================

RESTAURANTS-1.87%

Brinker International, Inc.(a)                    35,300     1,050,528
----------------------------------------------------------------------
CEC Entertainment Inc.(a)                          6,125       265,764
----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       13,600       465,800
======================================================================
                                                             1,782,092
======================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

Novellus Systems, Inc.(a)                         11,500       453,675
----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         13,600       470,424
======================================================================
                                                               924,099
======================================================================

SEMICONDUCTORS-3.07%

Alpha Industries, Inc.(a)                         21,300       464,340
----------------------------------------------------------------------
International Rectifier Corp.(a)                  19,000       662,720
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      25,400       983,996
----------------------------------------------------------------------
Semtech Corp.(a)                                  23,000       820,870
======================================================================
                                                             2,931,926
======================================================================

                                                             MARKET
                                                SHARES        VALUE

SPECIALTY CHEMICALS-0.94%

International Flavors & Fragrances Inc.           30,300   $   900,213
======================================================================

SPECIALTY STORES-1.45%

Foot Locker, Inc.(a)                              43,400       679,210
----------------------------------------------------------------------
United Rentals, Inc.(a)                           31,000       703,700
======================================================================
                                                             1,382,910
======================================================================

SYSTEMS SOFTWARE-1.58%

Adobe Systems Inc.                                34,500     1,071,225
----------------------------------------------------------------------
Legato Systems, Inc.(a)                           33,600       435,792
======================================================================
                                                             1,507,017
======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.61%

Comverse Technology, Inc.(a)                      26,100       583,857
======================================================================

TRUCKING-0.51%

C.H. Robinson Worldwide, Inc.                     16,900       488,663
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.71%

Telephone and Data Systems, Inc.                   7,600       682,100
======================================================================
    Total Common Stocks (Cost $79,273,293)                  92,173,557
======================================================================

MONEY MARKET FUNDS-3.94%

STIC Liquid Assets Portfolio(c)                1,883,379     1,883,379
----------------------------------------------------------------------
STIC Prime Portfolio(c)                        1,883,379     1,883,379
======================================================================
    Total Money Market Funds (Cost
      $3,766,758)                                            3,766,758
======================================================================
TOTAL INVESTMENTS-100.46% (Cost $83,040,051)                95,940,315
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.46%)                         (441,558)
======================================================================
NET ASSETS-100.00%                                         $95,498,757
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 12/31/01 represented 0.22% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $83,040,051)  $95,940,315
------------------------------------------------------------
Cash                                                  23,416
------------------------------------------------------------
Receivables for:
  Investments sold                                   604,885
------------------------------------------------------------
  Fund shares sold                                   120,789
------------------------------------------------------------
  Dividends                                           67,156
------------------------------------------------------------
Investment for deferred compensation plan             21,940
============================================================
    Total assets                                  96,778,501
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,069,737
------------------------------------------------------------
  Fund shares reacquired                              62,599
------------------------------------------------------------
  Deferred compensation plan                          21,940
------------------------------------------------------------
Accrued administrative services fees                  95,549
------------------------------------------------------------
Accrued distribution fees                              1,074
------------------------------------------------------------
Accrued transfer agent fees                            1,171
------------------------------------------------------------
Accrued operating expenses                            27,674
============================================================
    Total liabilities                              1,279,744
============================================================
Net assets applicable to shares outstanding      $95,498,757
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $92,732,109
____________________________________________________________
============================================================
Series II                                        $ 2,766,648
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,765,135
____________________________________________________________
============================================================
Series II                                            231,795
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     11.94
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     11.94
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends                                       $    578,702
------------------------------------------------------------
Dividends from affiliated money market funds         275,405
------------------------------------------------------------
Interest                                                 140
============================================================
    Total investment income                          854,247
============================================================

EXPENSES:

Advisory fees                                        640,839
------------------------------------------------------------
Administrative services fees                         257,051
------------------------------------------------------------
Custodian fees                                        44,944
------------------------------------------------------------
Distribution fees -- Series II                         1,074
------------------------------------------------------------
Transfer agent fees                                    7,376
------------------------------------------------------------
Trustees' fees                                         8,790
------------------------------------------------------------
Other                                                 35,047
============================================================
    Total expenses                                   995,121
============================================================
Less: Fees waived                                       (488)
------------------------------------------------------------
    Expenses paid indirectly                          (1,599)
============================================================
    Net expenses                                     993,034
============================================================
Net investment income (loss)                        (138,787)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (11,838,372)
------------------------------------------------------------
  Foreign currencies                                  (7,593)
------------------------------------------------------------
  Option contracts written                           (18,057)
============================================================
                                                 (11,864,022)
============================================================
Change in net unrealized appreciation of
  investment securities                            5,254,554
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (6,609,468)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $ (6,748,255)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (138,787)   $   (26,461)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (11,864,022)    (5,388,012)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   5,254,554      5,336,054
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (6,748,255)       (78,419)
=========================================================================================
Share transactions-net:
  Series I                                                      24,793,289     63,917,546
-----------------------------------------------------------------------------------------
  Series II                                                      2,579,665             --
=========================================================================================
    Net increase in net assets                                  20,624,699     63,839,127
=========================================================================================

NET ASSETS:

  Beginning of year                                             74,874,058     11,034,931
=========================================================================================
  End of year                                                 $ 95,498,757    $74,874,058
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $100,111,093    $72,877,180
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (22,264)       (14,925)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (17,490,336)    (5,633,907)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              12,900,264      7,645,710
=========================================================================================
                                                              $ 95,498,757    $74,874,058
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $131,448, undistributed net realized gains (losses) increased by $7,593 and shares of beneficial interest decreased by $139,041 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

   The Fund's capital loss carryforward of $16,909,778 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $  204,323   December 31, 2006
   -------------------------------
        82,869   December 31, 2007
   -------------------------------
     2,661,143   December 31, 2008
   -------------------------------
    13,961,443   December 31, 2009
   ===============================
   $16,909,778
   _______________________________
   ===============================


E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $488.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $257,051 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,272 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $1,074 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,152 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $1,599 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,599.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed

                       AIM V.I. CAPITAL DEVELOPMENT FUND
line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                    $(16,909,778)
---------------------------------------------------------
Unrealized appreciation                        12,297,442
=========================================================
                                             $ (4,612,336)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $127,562,696 and $99,310,253, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                       $13,764,204
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,444,496)
=========================================================
Net unrealized appreciation of investment
  securities                                  $12,319,708
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $83,620,607.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      --       $      --
---------------------------------------------------------
Written                               481         201,251
---------------------------------------------------------
Closed                               (293)       (133,357)
---------------------------------------------------------
Expired                              (188)        (67,894)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                        2000
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------    -----------    ---------    -----------
Sold:
  Series I                                                    2,664,233    $32,507,353    5,063,336    $67,018,133
------------------------------------------------------------------------------------------------------------------
  Series II*                                                    241,623      2,682,821           --             --
==================================================================================================================
Reacquired:
  Series I                                                     (661,439)    (7,714,064)    (229,233)    (3,100,587)
------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (9,828)      (103,156)          --             --
==================================================================================================================
                                                              2,234,589    $27,372,954    4,834,103    $63,917,546
__________________________________________________________________________________________________________________
==================================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                   SERIES I
                                                              ---------------------------------------------------
                                                                                                   MAY 1, 1998
                                                                                                 (DATE OPERATIONS
                                                                  YEAR ENDED DECEMBER 31,         COMMENCED) TO
                                                              -------------------------------      DECEMBER 31,
                                                               2001        2000(a)    1999(a)        1998(a)
                                                              -------      -------    -------    ----------------
Net asset value, beginning of period                          $ 12.99      $ 11.89    $  9.21         $10.00
-----------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.02)       (0.01)     (0.03)          0.03
-----------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.03)        1.11       2.71          (0.78)
=================================================================================================================
    Total from investment operations                            (1.05)        1.10       2.68          (0.75)
=================================================================================================================
Less dividends from net investment income                          --           --         --          (0.04)
=================================================================================================================
Net asset value, end of period                                $ 11.94      $ 12.99    $ 11.89         $ 9.21
_________________________________________________________________________________________________________________
=================================================================================================================
Total return(b)                                                 (8.08)%       9.25%     29.10%         (7.51)%
_________________________________________________________________________________________________________________
=================================================================================================================
Ratios/supplemental data:
Net assets, end of period (omitted)                      $92,732      $74,874    $11,035         $3,172
_________________________________________________________________________________________________________________
=================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.16%(c)     1.19%      1.23%          1.21%(d)
-----------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.16%(c)     1.38%      3.42%          5.80%(d)
=================================================================================================================
Ratio of net investment income (loss) to average net assets     (0.16)%(c)   (0.07)%    (0.32)%         0.62%(d)
_________________________________________________________________________________________________________________
=================================================================================================================
Portfolio turnover rate                                           125%         110%       132%            45%
_________________________________________________________________________________________________________________
=================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $85,015,487.
(d)  Annualized.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Dent Demographic Trends Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Dent Demographic Trends Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 29, 1999 (commencement of operations) through December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-84.39%

ADVERTISING-1.84%

Interpublic Group of Cos., Inc. (The)              8,000   $   236,320
----------------------------------------------------------------------
Lamar Advertising Co.(a)                          13,000       550,420
======================================================================
                                                               786,740
======================================================================

APPAREL RETAIL-1.46%

Abercrombie & Fitch Co.-Class A(a)                15,000       397,950
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          6,500       227,500
======================================================================
                                                               625,450
======================================================================

APPLICATION SOFTWARE-2.40%

Cadence Design Systems, Inc.(a)                    8,000       175,360
----------------------------------------------------------------------
Electronic Arts Inc.(a)                            6,500       389,675
----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               11,500       462,300
======================================================================
                                                             1,027,335
======================================================================

BIOTECHNOLOGY-7.65%

Affymetrix, Inc.(a)                                8,000       302,000
----------------------------------------------------------------------
Amgen Inc.(a)                                      6,000       338,640
----------------------------------------------------------------------
BioMarin Pharmaceuticals Inc.(a)                   8,000       107,520
----------------------------------------------------------------------
Cell Therapeutics, Inc.(a)                         5,500       132,770
----------------------------------------------------------------------
Cephalon, Inc.(a)                                  4,500       340,132
----------------------------------------------------------------------
Chiron Corp.(a)                                    5,000       219,200
----------------------------------------------------------------------
Enzon, Inc.(a)                                     2,250       126,630
----------------------------------------------------------------------
Genentech, Inc.(a)                                 5,500       298,375
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      5,500       379,115
----------------------------------------------------------------------
ILEX Oncology, Inc.(a)                             5,000       135,200
----------------------------------------------------------------------
Invitrogen Corp.(a)                                6,000       371,580
----------------------------------------------------------------------
Protein Design Labs, Inc.(a)                      10,000       329,300
----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                   4,500       192,600
======================================================================
                                                             3,273,062
======================================================================

BROADCASTING & CABLE TV-2.91%

Hispanic Broadcasting Corp.(a)                    17,000       433,500
----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          20,000       809,200
======================================================================
                                                             1,242,700
======================================================================

CASINOS & GAMING-0.56%

International Game Technology(a)                   3,500       239,050
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.57%

Best Buy Co., Inc.(a)                              4,500       335,160
----------------------------------------------------------------------
Circuit City Stores-Circuit City Group            13,000       337,350
======================================================================
                                                               672,510
======================================================================

COMPUTER HARDWARE-2.70%

Compaq Computer Corp.                             20,500       200,080
----------------------------------------------------------------------
Dell Computer Corp.(a)                            17,000       462,060
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
COMPUTER HARDWARE-(CONTINUED)

Sun Microsystems, Inc.(a)                         40,000   $   493,600
======================================================================
                                                             1,155,740
======================================================================

COMPUTER STORAGE & PERIPHERALS-0.51%

Network Appliance, Inc.(a)                        10,000       218,700
======================================================================

DEPARTMENT STORES-0.49%

Kohl's Corp.(a)                                    3,000       211,320
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.51%

Cendant Corp.(a)                                  11,000       215,710
======================================================================

DIVERSIFIED FINANCIAL SERVICES-11.50%

Citigroup Inc.                                    19,500       984,360
----------------------------------------------------------------------
Freddie Mac                                        6,000       392,400
----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    7,000       649,250
----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      4,000       267,200
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         16,000       833,920
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  10,500       587,370
----------------------------------------------------------------------
Stilwell Financial, Inc.                          35,000       952,700
----------------------------------------------------------------------
USA Education Inc.                                 3,000       252,060
======================================================================
                                                             4,919,260
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.50%

Waters Corp.(a)                                    5,500       213,125
======================================================================

GENERAL MERCHANDISE STORES-2.56%

Family Dollar Stores, Inc.                         7,500       224,850
----------------------------------------------------------------------
Target Corp.                                      10,000       410,500
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                              8,000       460,400
======================================================================
                                                             1,095,750
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.77%

AmerisourceBergen Corp.                            2,000       127,100
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            2,500       202,125
======================================================================
                                                               329,225
======================================================================

HEALTH CARE EQUIPMENT-2.59%

Baxter International Inc.                          8,000       429,040
----------------------------------------------------------------------
Guidant Corp.(a)                                   5,000       249,000
----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          3,000       232,950
----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           6,500       198,510
======================================================================
                                                             1,109,500
======================================================================

HEALTH CARE FACILITIES-0.36%

HCA Inc.                                           4,000       154,160
======================================================================

HOME IMPROVEMENT RETAIL-1.49%

Home Depot, Inc. (The)                            12,500       637,625
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE

HOTELS-1.74%

Royal Caribbean Cruises Ltd.                      27,500   $   445,500
----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         10,000       298,500
======================================================================
                                                               744,000
======================================================================

INTERNET RETAIL-0.55%

eBay Inc.(a)                                       3,500       234,150
======================================================================

INTERNET SOFTWARE & SERVICES-0.29%

Yahoo! Inc.(a)                                     7,000       124,180
======================================================================

IT CONSULTING & SERVICES-0.81%

SunGard Data Systems Inc.(a)                      12,000       347,160
======================================================================

MOTORCYCLE MANUFACTURERS-0.95%

Harley-Davidson, Inc.                              7,500       407,325
======================================================================

MOVIES & ENTERTAINMENT-1.31%

AOL Time Warner Inc.(a)                           17,500       561,750
======================================================================

MULTI-LINE INSURANCE-3.11%

American International Group, Inc.                12,000       952,800
----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      6,000       376,980
======================================================================
                                                             1,329,780
======================================================================

NETWORKING EQUIPMENT-4.06%

Brocade Communications Systems, Inc.(a)           11,000       364,320
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            65,000     1,177,150
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                            8,000       196,000
======================================================================
                                                             1,737,470
======================================================================

PHARMACEUTICALS-6.42%

Abbott Laboratories                                9,000       501,750
----------------------------------------------------------------------
Allergan, Inc.                                     6,000       450,300
----------------------------------------------------------------------
Andrx Group(a)                                     2,500       176,025
----------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                          6,500       217,750
----------------------------------------------------------------------
ImClone Systems Inc.(a)                            4,000       185,840
----------------------------------------------------------------------
Johnson & Johnson                                 17,000     1,004,700
----------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      5,000       210,650
======================================================================
                                                             2,747,015
======================================================================

RESTAURANTS-0.70%

Brinker International, Inc.(a)                    10,000       297,600
======================================================================

SEMICONDUCTOR EQUIPMENT-5.60%

Applied Materials, Inc.(a)                        15,000       601,500
----------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                     30,000       386,700
----------------------------------------------------------------------
Brooks Automation, Inc.(a)                        10,000       406,700
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                8,500       421,260
----------------------------------------------------------------------
Lam Research Corp.(a)                             25,000       580,500
======================================================================
                                                             2,396,660
======================================================================

SEMICONDUCTORS-8.79%

Altera Corp.(a)                                   22,500       477,450
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

ANADIGICS, Inc.(a)                                12,500   $   190,625
----------------------------------------------------------------------
Analog Devices, Inc.(a)                            5,000       221,950
----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          6,000       245,880
----------------------------------------------------------------------
Conexant Systems, Inc.(a)                         25,000       359,000
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                7,000       158,130
----------------------------------------------------------------------
Intel Corp.                                       26,500       833,425
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      13,000       503,620
----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         21,000       403,830
----------------------------------------------------------------------
Texas Instruments Inc.                            13,000       364,000
======================================================================
                                                             3,757,910
======================================================================

SOFT DRINKS-0.40%

Coca-Cola Enterprises, Inc.                        9,000       170,460
======================================================================

SPECIALTY STORES-0.75%

Bed Bath & Beyond Inc.(a)                          9,500       322,050
======================================================================

SYSTEMS SOFTWARE-4.20%

Microsoft Corp.(a)                                17,500     1,159,725
----------------------------------------------------------------------
Oracle Corp.(a)                                   30,000       414,300
----------------------------------------------------------------------
VERITAS Software Corp.(a)                          5,000       224,100
======================================================================
                                                             1,798,125
======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.88%

JDS Uniphase Corp.(a)                             25,000       218,250
----------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                    9,000       155,520
----------------------------------------------------------------------
QUALCOMM Inc.(a)                                   8,500       429,250
======================================================================
                                                               803,020
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.46%

Sprint Corp. (PCS Group)(a)                        8,000       195,280
======================================================================
    Total Domestic Common Stocks (Cost
      $35,286,793)                                          36,100,897
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.48%

BERMUDA-1.98%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                    10,500       282,660
----------------------------------------------------------------------
ACE Ltd. (Property & Casualty Insurance)          14,000       562,100
======================================================================
                                                               844,760
======================================================================

CANADA-2.80%

Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 21,500       868,385
----------------------------------------------------------------------
Genesis Microchip Inc. (Semiconductors)(a)         5,000       330,600
======================================================================
                                                             1,198,985
======================================================================

FINLAND-0.77%

Nokia Oyj-ADR (Telecommunications Equipment)      13,500       331,155
======================================================================

HONG KONG-0.94%

Dah Sing Financial Group (Banks)                  85,000       402,193
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE

ISRAEL-1.12%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                6,500   $   259,285
----------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                             5,500       219,725
======================================================================
                                                               479,010
======================================================================

TAIWAN-2.33%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       30,000       515,100
----------------------------------------------------------------------
United Microelectronics-ADR (Semiconductors)      50,000       480,000
======================================================================
                                                               995,100
======================================================================

UNITED KINGDOM-0.54%

Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      9,000       231,120
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $3,987,520)                            4,482,323
======================================================================

                                                             MARKET
                                                SHARES        VALUE

MONEY MARKET FUNDS-4.99%

STIC Liquid Assets Portfolio(b)                1,068,608   $ 1,068,608
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,068,608     1,068,608
======================================================================
    Total Money Market Funds (Cost
      $2,137,216)                                            2,137,216
======================================================================
TOTAL INVESTMENTS-99.86% (Cost $41,411,529)                 42,720,436
======================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                             57,867
======================================================================
NET ASSETS-100.00%                                         $42,778,303
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $41,411,529)  $42,720,436
------------------------------------------------------------
Receivables for:
  Investments sold                                   724,601
------------------------------------------------------------
  Fund shares sold                                   187,839
------------------------------------------------------------
  Dividends                                           15,229
------------------------------------------------------------
Investment for deferred compensation plan             12,444
============================================================
    Total assets                                  43,660,549
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              667,298
------------------------------------------------------------
  Fund shares reacquired                             146,553
------------------------------------------------------------
  Deferred compensation plan                          12,444
------------------------------------------------------------
Accrued administrative services fees                  19,890
------------------------------------------------------------
Accrued distribution fees                                261
------------------------------------------------------------
Accrued transfer agent fees                            1,446
------------------------------------------------------------
Accrued operating expenses                            34,354
============================================================
    Total liabilities                                882,246
============================================================
Net assets applicable to shares outstanding      $42,778,303
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $39,226,139
____________________________________________________________
============================================================
Series II                                        $ 3,552,164
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,017,409
____________________________________________________________
============================================================
Series II                                            636,125
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      5.59
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      5.58
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,194)                                       $    161,424
------------------------------------------------------------
Dividends from affiliated money market funds          63,132
------------------------------------------------------------
Interest                                               3,178
============================================================
    Total investment income                          227,734
============================================================

EXPENSES:

Advisory fees                                        324,199
------------------------------------------------------------
Administrative services fees                         128,232
------------------------------------------------------------
Custodian fees                                        39,337
------------------------------------------------------------
Distribution fees -- Series II                           435
------------------------------------------------------------
Transfer agent fees                                    8,608
------------------------------------------------------------
Trustees' fees                                         8,537
------------------------------------------------------------
Other                                                 40,925
============================================================
    Total expenses                                   550,273
============================================================
Less: Fees waived                                    (21,988)
------------------------------------------------------------
    Expenses paid indirectly                             (51)
============================================================
    Net expenses                                     528,234
============================================================
Net investment income (loss)                        (300,500)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (19,644,348)
------------------------------------------------------------
  Foreign currencies                                   1,936
------------------------------------------------------------
  Option contracts written                            22,626
============================================================
                                                 (19,619,786)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            4,541,212
------------------------------------------------------------
  Option contracts written                            (6,347)
============================================================
                                                   4,534,865
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (15,084,921)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(15,385,421)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (300,500)   $  (142,711)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (19,619,786)    (6,304,292)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    4,534,865     (3,225,384)
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (15,385,421)    (9,672,387)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --           (477)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      13,305,828     49,972,853
-----------------------------------------------------------------------------------------
  Series II                                                      3,558,308             --
=========================================================================================
    Net increase in net assets                                   1,478,715     40,299,989
=========================================================================================

NET ASSETS:

  Beginning of year                                             41,299,588        999,599
=========================================================================================
  End of year                                                 $ 42,778,303    $41,299,588
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 67,407,808    $50,835,171
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (12,478)        (5,413)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (25,925,934)    (6,304,212)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, futures contracts and option contracts           1,308,907     (3,225,958)
=========================================================================================
                                                              $ 42,778,303    $41,299,588
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $293,435, undistributed net realized gains were decreased by $1,936 and shares of beneficial interest was decreased by $291,499 as a result of book/tax differences due to foreign currency gain/loss and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

     The Fund's capital loss carryforward of $24,127,497 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 3,120,883   December 31, 2008
   -------------------------------
    21,006,614   December 31, 2009
   ===============================
   $24,127,497
   _______________________________
   ===============================

     As of December 31, 2001, the fund has a post-October capital loss deferral of $594,044, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $21,814.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $128,232, of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,514 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $261 as compensation under the Plan. For the year ended December 31, 2001, AIM waived fees of $174.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

  During the year ended December 31, 2001, the Fund paid legal fees of $3,101 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $51 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $51.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                            2001     2000
                                           ------    ----
Distributions paid from:
  Ordinary income                          $  --     $477
_________________________________________________________
=========================================================


As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                     (24,127,497)
---------------------------------------------------------
Unrealized appreciation (depreciation)           (502,008)
=========================================================
                                             $(24,629,505)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $68,614,085 and $53,364,267, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 3,223,279
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,118,765)
=========================================================
Net unrealized appreciation of investment
  securities                                  $   104,514
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $42,615,922.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of year                      30       $ 13,472
--------------------------------------------------------
Written                               140         47,321
--------------------------------------------------------
Closed                                (80)       (33,464)
--------------------------------------------------------
Exercised                             (90)       (27,329)
========================================================
End of year                            --       $     --
________________________________________________________
========================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                         2000
                                                              -------------------------    ------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------    -----------    ---------    -----------
Sold:
  Series I                                                     3,450,817    $22,216,215    5,158,240    $52,212,162
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     652,411      3,648,439           --
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --           54            477
===================================================================================================================
Reacquired:
  Series I                                                    (1,465,801)    (8,910,387)    (225,902)    (2,239,786)
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (16,286)       (90,131)          --             --
===================================================================================================================
                                                               2,621,141    $16,864,136    4,932,392    $49,972,853
___________________________________________________________________________________________________________________
===================================================================================================================

* Series II shares commenced sales on November 7, 2001.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              SERIES I
                                                              -----------------------------------------
                                                                                      DECEMBER 29, 1999
                                                                   YEAR ENDED         (DATE OPERATIONS
                                                                  DECEMBER 31,          COMMENCED) TO
                                                              --------------------      DECEMBER 31,
                                                              2001(a)      2000(a)          1999
                                                              -------      -------    -----------------
Net asset value, beginning of period                          $  8.21      $ 10.00         $10.00
-------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.05)       (0.07)            --
-------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (2.57)       (1.72)            --
=======================================================================================================
    Total from investment operations                            (2.62)       (1.79)            --
=======================================================================================================
Net asset value, end of period                                $  5.59      $  8.21         $10.00
_______________________________________________________________________________________________________
=======================================================================================================
Total return(b)                                                (31.91)%     (17.90)%           --
_______________________________________________________________________________________________________
=======================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $39,226      $41,300         $1,000
_______________________________________________________________________________________________________
=======================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.38%(c)     1.40%          1.40%(d)
-------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.44%(c)     1.63%         12.58%(d)
=======================================================================================================
Ratio of net investment income (loss) to average net assets     (0.79)%(c)   (0.69)%         2.96%(d)
_______________________________________________________________________________________________________
=======================================================================================================
Portfolio turnover rate                                           144%          92%            --
_______________________________________________________________________________________________________
=======================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $37,966,871.
(d)  Annualized.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Diversified Income Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Diversified Income Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                        AIM V.I. DIVERSIFIED INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
U.S. DOLLAR DENOMINATED BONDS & NOTES-80.59%

AEROSPACE & DEFENSE-0.37%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $  290,000   $   294,350
=======================================================================

AIRLINES-0.66%

Air 2 US-Series C, Equipment Trust Ctfs.,
  10.13%, 10/01/20 (Acquired 10/28/99; Cost
  $550,000)(a)                                    550,000       527,906
=======================================================================

ALTERNATIVE CARRIERS-1.31%

Intermedia Communications Inc.-Series B, Sr.
  Sub. Disc. Notes, 12.25%, 03/01/09(b)           160,000       142,800
-----------------------------------------------------------------------
Intermedia Communications Inc.-Series B, Sr.
  Unsec. Notes, 9.50%, 03/01/09                   850,000       907,375
=======================================================================
                                                              1,050,175
=======================================================================

APPAREL RETAIL-0.25%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                200,000       198,000
=======================================================================

AUTOMOBILE MANUFACTURERS-0.25%

Ford Holdings, Inc., Unsec. Gtd. Unsub. Deb.,
  9.30%, 03/01/30                                 180,000       196,634
=======================================================================

BANKS-7.14%

Bank of America Corp., Sub. Notes, 9.38%,
  09/15/09                                        500,000       585,400
-----------------------------------------------------------------------
Bank United-Series A, Medium Term Notes,
  8.00%, 03/15/09                                 300,000       323,127
-----------------------------------------------------------------------
BB&T Corp., RAPS Sub. Notes, 6.38%, 06/30/05      300,000       308,883
-----------------------------------------------------------------------
Dresdner Bank New York, Unsec. Sub. Deb.,
  7.25%, 09/15/15                                 400,000       418,240
-----------------------------------------------------------------------
Firstar Bank N.A., Unsec. Sub. Notes, 7.13%,
  12/01/09                                        600,000       628,734
-----------------------------------------------------------------------
Midland Bank PLC (United Kingdom), Unsec.
  Putable Sub. Yankee Notes, 7.65%, 05/01/25      345,000       364,789
-----------------------------------------------------------------------
NBD Bank N.A. Michigan, Unsec. Putable Sub.
  Deb., 8.25%, 11/01/24                           435,000       501,324
-----------------------------------------------------------------------
Regions Financial Corp., Putable Sub. Notes,
  7.75%, 09/15/24                                 500,000       521,200
-----------------------------------------------------------------------
St. Paul Bancorp, Inc., Sr. Unsec. Unsub.
  Notes, 7.13%, 02/15/04                          245,000       255,550
-----------------------------------------------------------------------
Suntrust Bank, Sub. Notes, 6.38%, 04/01/11        230,000       232,012
-----------------------------------------------------------------------
Swiss Bank Corp-NY, Sub. Notes, 7.38%,
  06/15/17                                        180,000       190,201
-----------------------------------------------------------------------
Wachovia Corp., Unsec. Putable Sub. Deb.,
  6.55%, 10/15/35                                 100,000       104,402
-----------------------------------------------------------------------
  7.50%, 04/15/35                                 800,000       853,776
-----------------------------------------------------------------------
Washington Mutual, Inc., Jr. Unsec. Sub.
  Notes, 8.25%, 04/01/10                          375,000       414,877
=======================================================================
                                                              5,702,515
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

BROADCASTING & CABLE TV-12.11%

Adelphia Communications Corp., Sr. Unsec.
  Notes, 10.88%, 10/01/10                      $  350,000   $   360,500
-----------------------------------------------------------------------
AT&T Corp.-Liberty Media Corp., Sr. Unsec.
  Notes, 7.88%, 07/15/09                          440,000       448,831
-----------------------------------------------------------------------
British Sky Broadcasting Group PLC (United
  Kingdom), Sr. Unsec. Gtd. Yankee Notes,
  8.20%, 07/15/09                                 550,000       567,149
-----------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10           280,000       180,600
-----------------------------------------------------------------------
Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Sub. Notes,
  9.63%, 11/15/09                                 200,000       203,000
-----------------------------------------------------------------------
  10.75%, 10/01/09                                290,000       306,675
-----------------------------------------------------------------------
  11.13%, 01/15/11                                150,000       159,375
-----------------------------------------------------------------------
Cox Enterprises, Inc., Notes, 8.00%, 02/15/07
  (Acquired 02/16/00; Cost $496,265)(a)           500,000       537,920
-----------------------------------------------------------------------
CSC Holdings Inc.,
  Series B, Sr. Unsec. Notes,
  7.63%, 04/01/11                                 400,000       403,004
-----------------------------------------------------------------------
  8.13%, 07/15/09                                 350,000       362,852
-----------------------------------------------------------------------
  Sr. Unsec. Deb.,
  7.63%, 07/15/18                                 550,000       519,376
-----------------------------------------------------------------------
  7.88%, 02/15/18                                 500,000       483,475
-----------------------------------------------------------------------
  Sr. Unsec. Notes,
  7.25%, 07/15/08                               1,430,000     1,431,716
-----------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Notes,
  10.25%, 11/01/07                                600,000       600,372
-----------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(b)                      270,000       123,525
-----------------------------------------------------------------------
Lenfest Communications, Inc., Sr. Unsec. Sub.
  Notes, 8.25%, 02/15/08                          800,000       847,672
-----------------------------------------------------------------------
Shaw Communications Inc. (Canada), Sr. Unsec.
  Unsub. Yankee Notes,
  7.25%, 04/06/11                                 250,000       248,365
-----------------------------------------------------------------------
  8.25%, 04/11/10                                 150,000       158,755
-----------------------------------------------------------------------
Shaw Group Inc. (The), Sr. Unsec. Conv.
  LYONS, 3.21%, 05/01/21(c)                       250,000       128,125
-----------------------------------------------------------------------
Telewest Communications PLC (United Kingdom),
  Sr. Unsec. Yankee Deb., 9.63%, 10/01/06         145,000       100,775
-----------------------------------------------------------------------
Time Warner Inc., Sr. Unsec. Gtd. Deb.,
  7.57%, 02/01/24                                 200,000       203,836
-----------------------------------------------------------------------
Time Warner Inc., Unsec. Deb.,
  8.05%, 01/15/16                                 125,000       141,466
-----------------------------------------------------------------------
  9.15%, 02/01/23                                 600,000       714,408
-----------------------------------------------------------------------
Turner Broadcasting System, Inc.-Class A, Sr.
  Notes, 8.38%, 07/01/13                          400,000       444,964
=======================================================================
                                                              9,676,736
=======================================================================

BUILDING PRODUCTS-0.24%

MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         210,000       194,775
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

CASINOS & GAMING-1.26%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                      $  270,000   $   292,950
-----------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                         125,000       136,562
-----------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub.
  Notes, 8.75%, 04/15/09                           85,000        81,812
-----------------------------------------------------------------------
MGM Mirage Inc., Sr. Unsec. Gtd. Notes,
  8.50%, 09/15/10                                 375,000       385,474
-----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          110,000       107,004
=======================================================================
                                                              1,003,802
=======================================================================

CONSUMER FINANCE-1.97%

Ford Motor Credit Co., Notes, 7.88%, 06/15/10     200,000       203,818
-----------------------------------------------------------------------
Ford Motor Credit Co., Unsec. GLOBALS, 7.38%,
  10/28/09                                        530,000       524,440
-----------------------------------------------------------------------
General Motors Acceptance Corp., Bonds,
  8.00%, 11/01/31                                  85,000        85,914
-----------------------------------------------------------------------
Household Finance Corp., Unsec. Notes, 8.00%,
  07/15/10                                        700,000       759,542
=======================================================================
                                                              1,573,714
=======================================================================

DISTRIBUTORS-0.50%

Ferrellgas Partners L.P.,-Series B, Sr. Sec.
  Gtd. Notes, 9.38%, 06/15/06                     390,000       395,850
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.16%

Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                    125,000       123,750
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-6.20%

AIG SunAmerica Global Financing VI, Sr. Sec.
  Notes, 6.30%, 05/10/11 (Acquired 05/24/01;
  Cost $98,986)(a)                                100,000       101,964
-----------------------------------------------------------------------
AIG SunAmerica Global Financing VII, Notes,
  5.85%, 08/01/08 (Acquired
  08/21/01-08/22/01; Cost $626,541)(a)            625,000       632,256
-----------------------------------------------------------------------
Associates Corp. of North America, Sr. Deb.,
  6.95%, 11/01/18                                 855,000       888,747
-----------------------------------------------------------------------
Auburn Hills Trust, Gtd. Deb., 12.00%,
  05/01/20                                        200,000       278,508
-----------------------------------------------------------------------
Citigroup Inc., Unsec. Sub. Notes, 7.25%,
  10/01/10                                        225,000       240,167
-----------------------------------------------------------------------
FMR Corp., Bonds, 7.57%, 06/15/29 (Acquired
  04/10/01-05/09/01; Cost $448,433)(a)            430,000       464,593
-----------------------------------------------------------------------
Heller Financial, Inc., Unsec. Notes, 7.38%,
  11/01/09                                        200,000       219,112
-----------------------------------------------------------------------
Lehman Brothers Holdings Inc.-Series E,
  Medium Term Disc. Notes, 9.56%, 02/10/28(c)   1,300,000       168,324
-----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co., Unsec.
  Unsub. Bonds, 6.75%, 04/15/11                   200,000       206,704
-----------------------------------------------------------------------
National Rural Utilities Cooperative Finance
  Corp., Sr. Notes, 6.00%, 05/15/06               250,000       254,442
-----------------------------------------------------------------------
Pinnacle Partners, Sr. Notes, 8.83%, 08/15/04
  (Acquired 08/02/00; Cost $500,000)(a)           500,000       511,470
-----------------------------------------------------------------------
Qwest Capital Funding Inc., Gtd. Unsec.
  Notes, 7.63%, 08/03/21                          300,000       282,318
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Salomon Smith Barney Holdings Inc., Unsec.
  Notes, 7.13%, 10/01/06                       $  550,000   $   596,909
-----------------------------------------------------------------------
Tyco Capital Corp. (The), Notes, 6.50%,
  02/07/06                                        100,000       103,528
=======================================================================
                                                              4,949,042
=======================================================================

DIVERSIFIED METALS & MINING-0.50%

Centaur Mining and Exploration Ltd.
  (Australia), Sr. Gtd. Yankee Notes, 11.00%,
  12/01/07(d)(e)                                  380,000        19,950
-----------------------------------------------------------------------
Rio Algom Ltd. (Canada), Unsec. Yankee Deb.,
  7.05%, 11/01/05                                 370,000       378,499
=======================================================================
                                                                398,449
=======================================================================

ELECTRIC UTILITIES-10.07%

AES Corp. (The), Sr. Unsec. Notes,
  8.75%, 12/15/02                                 700,000       693,000
-----------------------------------------------------------------------
  9.50%, 06/01/09                                 400,000       358,000
-----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        570,000       518,700
-----------------------------------------------------------------------
CILCORP, Inc., Sr. Unsec. Bonds, 9.38%,
  10/15/29                                        450,000       444,974
-----------------------------------------------------------------------
Cleveland Electric Illuminating Co. (The),
  First Mortgage Bonds, 6.86%, 10/01/08           270,000       270,292
-----------------------------------------------------------------------
  Series D, Sec. Notes, 7.88%, 11/01/17           500,000       513,815
-----------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 350,000       357,000
-----------------------------------------------------------------------
Cogentrix Energy, Inc., Sr. Unsec. Gtd.
  Notes, 8.75%, 10/15/08                          400,000       392,488
-----------------------------------------------------------------------
Commonwealth Edison Co.-Series 92, First
  Mortgage Bonds, 7.63%, 04/15/13                 400,000       422,320
-----------------------------------------------------------------------
El Paso Electric Co.-Series D, Sec. First
  Mortgage Bonds, 8.90%, 02/01/06                 400,000       433,316
-----------------------------------------------------------------------
  Series E, Sec. First Mortgage Bonds, 9.40%,
    05/01/11                                      150,000       159,075
-----------------------------------------------------------------------
Indiana Michigan Power Co.-Series C, Sr.
  Unsec. Notes, 6.13%, 12/15/06                   400,000       397,040
-----------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 12/03/99; Cost $980,670)(a)         1,000,000       892,500
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                120,000       131,400
-----------------------------------------------------------------------
Niagara Mohawk Holdings Inc., First Mortgage
  Notes, 7.75%, 05/15/06                          500,000       534,600
-----------------------------------------------------------------------
Niagara Mohawk Power Corp.-Series H, Sr.
  Unsec. Disc. Notes, 8.50%, 07/01/10(b)          900,000       823,761
-----------------------------------------------------------------------
Public Service Company of New Mexico-Series
  A, Sr. Unsec. Notes, 7.10%, 08/01/05            140,000       143,970
-----------------------------------------------------------------------
Texas-New Mexico Power Co., Sr. Sec. Notes,
  6.25%, 01/15/09                                 615,000       556,913
=======================================================================
                                                              8,043,164
=======================================================================

EMPLOYMENT SERVICES-0.20%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                         200,000       161,000
=======================================================================

ENVIRONMENTAL SERVICES-2.09%

Allied Waste North America Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 10.00%, 08/01/09        195,000       201,825
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
ENVIRONMENTAL SERVICES-(CONTINUED)

Browning-Ferris Industries, Inc., Deb.,
  9.25%, 05/01/21                              $  350,000   $   320,774
-----------------------------------------------------------------------
Waste Management, Inc., Putable Unsec. Notes,
  7.10%, 08/01/26                               1,100,000     1,146,695
=======================================================================
                                                              1,669,294
=======================================================================

GAS UTILITIES-2.84%

Northern Border Partners, L.P., Sr. Unsec.
  Gtd. Notes, 7.10%, 03/15/11                     340,000       331,133
-----------------------------------------------------------------------
Nova Gas Transmission Ltd. (Canada), Yankee
  Deb., 8.50%, 12/15/12                           500,000       559,060
-----------------------------------------------------------------------
ONEOK, Inc., Unsec. Notes, 7.75%, 08/15/06        400,000       428,560
-----------------------------------------------------------------------
Tennessee Gas Pipeline Co., Unsec. Deb.,
  7.63%, 04/01/37                                 500,000       470,085
-----------------------------------------------------------------------
TransCanada Pipelines Ltd. (Canada), Yankee
  Deb., 8.63%, 05/15/12                           430,000       479,489
=======================================================================
                                                              2,268,327
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.13%

Fresenius Medical Care Capital Trust IV, Sec.
  Gtd. Notes, 7.88%, 06/15/11                     105,000       105,000
=======================================================================

HOME FURNISHINGS-0.00%

Glenoit Corp., Sr. Unsec. Gtd. Sub. Notes,
  11.00%, 04/15/07(d)                             340,000             3
=======================================================================

HOMEBUILDING-0.27%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    210,000       219,450
=======================================================================

INTEGRATED OIL & GAS-2.54%

El Paso CGP Co., Sr. Unsec. Putable Deb.,
  6.70%, 02/15/27                                 450,000       448,348
-----------------------------------------------------------------------
Husky Oil Ltd. (Canada), Sr. Unsec. Yankee
  Notes, 7.13%, 11/15/06                          300,000       311,715
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Putable Deb.,
  9.25%, 08/01/19                                 350,000       414,914
-----------------------------------------------------------------------
Occidental Petroleum Corp., Sr. Unsec. Notes,
  7.38%, 11/15/08                                 250,000       259,983
-----------------------------------------------------------------------
  7.65%, 02/15/06                                 160,000       170,461
-----------------------------------------------------------------------
Petro-Canada (Canada), Yankee Deb., 9.25%,
  10/15/21                                        350,000       419,745
=======================================================================
                                                              2,025,166
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-2.97%

AT&T Canada Inc. (Canada), Sr. Unsec. Yankee
  Notes, 7.65%, 09/15/06                          330,000       209,963
-----------------------------------------------------------------------
MCI Communications Corp., Sr. Unsec. Putable
  Deb., 7.13%, 06/15/27                           500,000       519,575
-----------------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc. Notes, 11.50%,
  02/01/06(b)                                     650,000       224,250
-----------------------------------------------------------------------
Sprint Corp., Deb., 9.00%, 10/15/19               320,000       342,192
-----------------------------------------------------------------------
TELUS Corp. (Canada), Yankee Notes, 8.00%,
  06/01/11                                        540,000       571,055
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

Verizon Global Funding Corp.,-Series REGS,
  Conv. Sr. Euro Notes, 4.25%, 09/15/05        $  500,000   $   505,476
=======================================================================
                                                              2,372,511
=======================================================================

INTERNET RETAIL-0.31%

Amazon.com, Inc., Conv. Unsec. Sub. Notes,
  4.75%, 02/01/09 (Acquired 01/29/99; Cost
  $501,875)(a)                                    500,000       249,375
=======================================================================

LIFE & HEALTH INSURANCE-1.56%

American General Finance Corp.,
  Sr. Putable Notes, 8.45%, 10/15/09              450,000       508,572
-----------------------------------------------------------------------
  Sr. Unsec. Putable Notes, 8.13%, 08/15/09       200,000       221,730
-----------------------------------------------------------------------
Americo Life, Inc., Sr. Sub. Notes, 9.25%,
  06/01/05                                         75,000        75,375
-----------------------------------------------------------------------
Conseco, Inc., Sr. Unsec. Notes, 8.75%,
  02/09/04                                         80,000        38,000
-----------------------------------------------------------------------
Prudential Funding, LLC, Medium Term Notes,
  6.60%, 05/15/08 (Acquired 05/09/01; Cost
  $199,768)(a)                                    200,000       203,160
-----------------------------------------------------------------------
Torchmark Corp., Notes, 7.88%, 05/15/23           200,000       198,818
=======================================================================
                                                              1,245,655
=======================================================================

MOVIES & ENTERTAINMENT-0.08%

Tribune Co., Unsec. Sub. PHONES, 2.00%,
  05/15/29                                            700        60,550
=======================================================================

MULTI-UTILITIES-1.40%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18     600,000       470,250
-----------------------------------------------------------------------
Williams Cos., Inc. (The), Sr. Unsec. PATS,
  6.75%, 01/15/06                                 340,000       340,320
-----------------------------------------------------------------------
Williams Gas Pipeline Central Inc., Sr.
  Notes, 7.38%, 11/15/06 (Acquired 02/15/01;
  Cost $309,840)(a)                               300,000       309,504
=======================================================================
                                                              1,120,074
=======================================================================

OIL & GAS-0.28%

Canadian Oil Sands Ltd. (Canada), Sr. Notes,
  7.90%, 09/01/21 (Acquired 08/17/01; Cost
  $224,613)(a)                                    225,000       224,890
=======================================================================

OIL & GAS DRILLING-1.55%

Global Marine Inc., Sr. Unsec. Notes, 7.13%,
  09/01/07                                        600,000       618,384
-----------------------------------------------------------------------
R & B Falcon Corp.-Series B, Sr. Unsec.
  Notes, 6.95%, 04/15/08                          620,000       622,970
=======================================================================
                                                              1,241,354
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.78%

Petroleum Geo-Services A.S.A. (Norway), Sr.
  Unsec. Yankee Notes, 7.13%, 03/30/28            650,000       474,221
-----------------------------------------------------------------------
  Yankee Notes, 7.50%, 03/31/07                   500,000       463,535
-----------------------------------------------------------------------
Smith International, Inc., Notes, 6.75%,
  02/15/11                                        500,000       486,545
=======================================================================
                                                              1,424,301
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-6.00%

Anadarko Petroleum Corp.,
  Unsec. Notes, 6.75%, 5/15/08                    250,000       256,728
-----------------------------------------------------------------------
  Unsec. Putable Deb., 7.73%, 09/15/26            200,000       211,060
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
OIL & GAS EXPLORATION & PRODUCTION-(CONTINUED)

Anderson Exploration Ltd. (Canada), Unsec.
  Sub. Yankee Notes, 6.75%, 03/15/11           $  250,000   $   242,078
-----------------------------------------------------------------------
Canadian Natural Resources Ltd. (Canada),
  Unsec. Yankee Notes, 6.70%, 07/15/11            300,000       293,259
-----------------------------------------------------------------------
Canadian Occidental Petroleum (Canada),
  Unsec. Unsub. Yankee Notes, 7.40%, 05/01/28     470,000       437,236
-----------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08(e)                       160,000       159,200
-----------------------------------------------------------------------
Devon Financing Corp., Unsec. Gtd. Deb.,
  7.88%, 09/30/31 (Acquired 09/28/01; Cost
  $279,384)(a)                                    280,000       284,197
-----------------------------------------------------------------------
Louis Dreyfus Natural Gas Corp., Unsec.
  Notes, 6.88%, 12/01/07                          500,000       508,370
-----------------------------------------------------------------------
Newfield Exploration Co., Sr. Unsec. Unsub.
  Notes, 7.63%, 03/01/11                          765,000       771,694
-----------------------------------------------------------------------
Noble Affiliates Inc., Sr. Unsec. Deb.,
  7.25%, 08/01/97                                 500,000       425,530
-----------------------------------------------------------------------
Pioneer Natural Resources Co., Sr. Unsec.
  Notes, 8.25%, 08/15/07                          670,000       689,497
-----------------------------------------------------------------------
Talisman Energy Inc. (Canada), Unsec. Unsub.
  Yankee Deb., 7.13%, 06/01/07                    500,000       513,315
=======================================================================
                                                              4,792,164
=======================================================================

OIL & GAS REFINING & MARKETING-1.18%

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd.
  Yankee Bonds, 9.38%, 12/02/08                   325,000       346,775
-----------------------------------------------------------------------
  Series P, Unsec. Putable Unsub. Yankee
    Notes, 9.50%, 09/15/27                        550,000       594,413
=======================================================================
                                                                941,188
=======================================================================

PAPER PRODUCTS-0.14%

Appleton Papers Inc., Sr. Sub. Notes, 12.50%,
  12/15/08(e)                                     120,000       113,400
=======================================================================

PHARMACEUTICALS-0.71%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                    500,000       567,500
=======================================================================

PROPERTY & CASUALTY INSURANCE-0.86%

Allstate Financial Global Funding, Notes,
  6.50%, 06/14/11 (Acquired 06/07/01; Cost
  $399,388)(a)                                    400,000       405,712
-----------------------------------------------------------------------
Florida Windstorm Underwriting Association-
  Series 1999A, Sr. Sec. Notes,
  7.13%, 02/25/19 (Acquired
    04/25/01-05/03/01;
  Cost $273,574)(a)                               275,000       281,309
=======================================================================
                                                                687,021
=======================================================================

PUBLISHING & PRINTING-3.04%

News America Holdings, Inc.,
  Notes, 8.45%, 08/01/34                          700,000       754,131
-----------------------------------------------------------------------
  Sr. Gtd. Deb., 9.25%, 02/01/13                1,000,000     1,151,340
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Putable Bonds, 7.43%,
    10/01/26                                      500,000       521,755
=======================================================================
                                                              2,427,226
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

RAILROADS-1.98%

Consolidated Rail Corp., Deb., 9.75%,
  06/15/20                                     $  250,000   $   309,355
-----------------------------------------------------------------------
CSX Corp., Sr. Unsec. Putable Deb., 7.25%,
  05/01/27                                      1,000,000     1,066,640
-----------------------------------------------------------------------
Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10               200,000       207,000
=======================================================================
                                                              1,582,995
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-2.14%

ERP Operating L.P., Unsec. Notes, 7.13%,
  10/15/17                                        400,000       375,088
-----------------------------------------------------------------------
HealthCare REIT, Inc., Sr. Unsec. Notes,
  7.50%, 08/15/07                                 500,000       499,025
-----------------------------------------------------------------------
Host Marriott L.P., Sr. Notes, 9.50%,
  01/15/07(e)                                     200,000       201,500
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 100,000       101,000
-----------------------------------------------------------------------
Spieker Properties LP, Unsec. Deb., 7.50%,
  10/01/27                                        150,000       144,038
-----------------------------------------------------------------------
Spieker Properties, Inc., Unsec. Unsub. Deb.,
  7.35%, 12/01/17                                 400,000       386,056
=======================================================================
                                                              1,706,707
=======================================================================

REINSURANCE-0.63%

GE Global Insurance Holdings Corp., Unsec.
  Notes, 7.75%, 06/15/30                          450,000       505,782
=======================================================================

SOVEREIGN DEBT-0.69%

Quebec (Province of) (Canada), Yankee Deb.,
  7.50%, 07/15/23                                 500,000       553,430
=======================================================================

SPECIALTY CHEMICALS-0.10%

OM Group, Inc., Sr. Sub. Notes, 9.25%,
  12/15/11(e)                                      80,000        81,200
=======================================================================

SPECIALTY STORES-0.52%

CSK Auto Corp., Sr. Unsec. Gtd. Notes,
  12.00%, 06/15/06(e)                             200,000       203,000
-----------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                    200,000       213,000
=======================================================================
                                                                416,000
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.33%

SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                300,000       259,500
=======================================================================

TRUCKING-0.40%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                    300,000       318,750
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.88%

Crown Castle International Corp., Sr. Unsec.
  Notes, 10.75%, 08/01/11                         300,000       294,000
-----------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                          300,000       234,000
-----------------------------------------------------------------------

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Triton PCS Inc., Sr. Sub. Notes, 8.75%,
  11/15/11 (Acquired 11/07/01; Cost
  $170,000)(a)                                 $  170,000   $   170,850
=======================================================================
                                                                698,850
=======================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $65,662,555)                               64,367,525
=======================================================================

                                               PRINCIPAL
                                               AMOUNT(f)

NON-U.S. DOLLAR DENOMINATED BONDS &
  NOTES-5.62%

CANADA-2.71%

AT&T Canada Inc. (Integrated
  Telecommunication Services), Sr. Unsec.
  Unsub. Notes,
  7.15%, 09/23/04                     CAD         700,000       286,975
-----------------------------------------------------------------------
Bell Mobility Cellular Inc. (Wireless
  Telecommunication Services), Unsec. Deb.,
  6.55%, 06/02/08                     CAD         750,000       484,748
-----------------------------------------------------------------------
Microcell Telecommunications Inc. (Wireless
  Telecommunication Services)-Series B,
  Sr. Unsec. Disc. Notes,
  11.13%, 10/15/07(b)                   CAD     1,000,000       384,833
-----------------------------------------------------------------------
Ontario (Province of) (Sovereign Debt),
  Unsec. Unsub. Notes, 6.25%, 12/03/08    NZD     700,000       277,282
-----------------------------------------------------------------------
Rogers Cablesystems Ltd. (Broadcasting &
  Cable TV), Sr. Sec. Second Priority Deb.,
  9.65%, 01/15/14                     CAD         600,000       396,770
-----------------------------------------------------------------------
Westcoast Energy Inc. (Gas Utilities)-Series
  V, Unsec. Deb., 6.45%, 12/18/06         CAD     500,000       331,186
=======================================================================
                                                              2,161,794
=======================================================================

FRANCE-0.46%

Vivendi Environnement (Environmental
  Services), Sr. Conv. Gtd. Bonds, 1.50%,
  01/01/05   EUR                                  150,000       368,556
=======================================================================

GERMANY-0.12%

Bundesrepublik Deutschland (Sovereign Debt),
  Bonds, 6.50%, 10/14/05               EUR        100,000        95,860
=======================================================================

NETHERLANDS-0.86%

KPNQwest N.V. (Alternative Carriers), Sr.
  Unsec. Notes, 8.88%, 02/01/08           EUR     750,000       452,384
-----------------------------------------------------------------------
Olivetti International Finance N.V.
  (Integrated Telecommunication
  Services)-Series E, Gtd. Medium Term Euro
  Notes,
  6.13%, 07/30/09                     EUR         270,000       234,443
=======================================================================
                                                                686,827
=======================================================================

UNITED KINGDOM-1.47%

British Sky Broadcasting Group PLC
  (Broadcasting & Cable TV), Sr. Gtd. Unsec.
  Unsub. Euro Bonds, 7.75%, 07/09/09     GBP      270,000       367,780
-----------------------------------------------------------------------
Jazztel PLC (Integrated Telecommunication
  Services), Sr. Unsec. Euro Notes, 13.25%,
  12/15/09                     EUR                310,000       110,742
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                               AMOUNT(f)       VALUE
UNITED KINGDOM-(CONTINUED)

Sutton Bridge Financing Ltd. (Electric
  Utilities), Gtd. Euro Bonds, 8.63%,
  06/30/22(e)     GBP                             450,000       697,359
=======================================================================
                                                              1,175,881
=======================================================================
    Total Non-U.S. Dollar Denominated Bonds &
      Notes (Cost $5,901,864)                                 4,488,918
=======================================================================

                                                 SHARES
DOMESTIC STOCKS & OTHER EQUITY INTEREST-0.95%

BROADCASTING & CABLE TV-0.00%

Knology Inc.-Wts., expiring 10/22/07
  (Acquired 03/12/98; Cost $0)(a)(g)                1,000   $        10
=======================================================================

INTERNET SOFTWARE & SERVICES-0.02%

Equinix, Inc.-Wts., expiring 12/01/07
  (Acquired 05/30/00; Cost $0)(a)(g)                  300        14,817
=======================================================================

RAILROADS-0.01%

Railamerica Inc.-Wts., expiring 08/15/10(g)           200        10,050
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-0.92%

First Republic Capital Corp.-Series A-Pfd.
  (Acquired 05/26/99; Cost $750,000)(a)               750       731,250
=======================================================================
    Total Domestic Stocks & Other Equity
      Interests (Cost $750,000)                                 756,127
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
ASSET-BACKED SECURITIES-2.73%

AIRLINES-1.21%

American Airlines, Inc.-Class A2, Series
  2001-01, Pass Through Ctfs., 6.82%,
  05/23/11 (Acquired 06/28/01; Cost
  $304,908)(a)                                 $  300,000       279,303
-----------------------------------------------------------------------
United Air Lines, Inc., Pass Through Ctfs.,
  7.73%, 07/01/10                                 400,000       353,480
-----------------------------------------------------------------------
  Series 95A2, Pass Through Ctfs., 9.56%,
    10/19/18                                      425,000       331,385
=======================================================================
                                                                964,168
=======================================================================

BANKS-0.30%

Premium Asset Trust-Series 2001-6, Sec.
  Notes, 5.25%, 07/19/04 (Acquired 07/11/01;
  Cost $239,683)(a)                               240,000       244,648
=======================================================================

DIVERSIFIED FINANCIAL SERVICES-0.87%

Citicorp Lease-Class A2, Series 1999-1, Pass
  Through Ctfs., 8.04%, 12/15/19 (Acquired
  06/01/00-07/14/00; Cost $646,875)(a)            650,000       698,828
=======================================================================

ELECTRIC UTILITIES-0.35%

Beaver Valley II Funding Corp., SLOBS Deb.,
  9.00%, 06/01/17                                 250,000       277,017
=======================================================================
    Total Asset-Backed Securities (Cost
      $2,316,012)                                             2,184,661
=======================================================================

                        AIM V.I. DIVERSIFIED INCOME FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

U.S. GOVERNMENT AGENCY SECURITIES-2.98%

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.64%

Jr. Unsec. Sub. Notes,
  5.88%, 03/21/11                              $  125,000   $   123,920
-----------------------------------------------------------------------
Pass Through Ctfs.,
  8.50%, 03/01/10                                  14,762        15,620
-----------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.00%, 02/01/31(h)                               50,000        50,109
-----------------------------------------------------------------------
Unsec. Notes,
  5.50%, 09/15/11                                 325,000       318,835
=======================================================================
                                                                508,484
=======================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-2.28%

Pass Through Ctfs.,
  7.50%, 04/01/29 to 10/01/29                     625,947       649,294
-----------------------------------------------------------------------
Pass Through Ctfs.,
  6.50%, 05/01/16                                  50,005        51,036
-----------------------------------------------------------------------
  7.00%, 11/01/31                                 100,009       102,040
-----------------------------------------------------------------------
Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(h)                              150,000       150,188
-----------------------------------------------------------------------
Unsec. Sub. Notes,
  5.50%, 05/02/06                                 250,000       256,250
-----------------------------------------------------------------------
  6.25%, 02/01/11                                 600,000       610,896
=======================================================================
                                                              1,819,704
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-0.06%

Pass Through Ctfs.-TBA,
  6.50%, 02/01/32(h)                           $   50,000   $    50,234
=======================================================================
    Total U.S. Government Agency Securities
      (Cost $2,341,374)                                       2,378,422
=======================================================================

U.S. TREASURY NOTES-5.23%

5.00%, 08/15/11                                 3,400,000     3,392,146
-----------------------------------------------------------------------
5.75%, 08/15/10                                   750,000       787,665
=======================================================================
    Total U.S. Treasury Notes (Cost
      $4,306,207)                                             4,179,811
=======================================================================

                                                 SHARES
MONEY MARKET FUNDS-0.13%

STIC Liquid Assets Portfolio(i)                    53,657        53,657
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                            53,657        53,657
=======================================================================
    Total Money Market Funds (Cost $107,314)                    107,314
=======================================================================
TOTAL INVESTMENTS-98.23% (COST $81,385,326)                  78,462,778
=======================================================================
OTHER ASSETS LESS LIABILITIES-1.77%                           1,412,021
=======================================================================
NET ASSETS-100.00%                                          $79,874,799
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

CAD      - Canadian Dollars
Conv.    - Convertible
Ctfs.    - Certificates
Deb.     - Debentures
EUR      - Euro
Disc.    - Discounted
GBP      - British Pound Sterling
GLOBALS  - Global Landmark Securities
Gtd.     - Guaranteed
Jr.      - Junior
LYONS    - Liquid Yield Option Notes
NZD      - New Zealand Dollar
PATS     - Putable Asset Term Securities
Pfd.     - Preferred
PHONES   - Participation Hybrid Option Notes
RAPS     - Redeemable and Putable Securities
Sec.     - Secured
SLOBS    - Secured Lease Obligation Bonds
Sr.      - Senior
Sub.     - Subordinated
TBA      - To Be Announced
Unsec.   - Unsecured
Unsub.   - Unsubordinated
Wts.     - Warrants

Notes to Schedule of Investments:

(a) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $7,766,462, which represented 9.72% of the Fund's net assets.
(b) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(c) Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(h) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1, Section B.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $81,385,326)  $78,462,778
------------------------------------------------------------
Foreign currencies, at value (cost $9,057)             9,118
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   112,291
------------------------------------------------------------
  Dividends and interest                           1,623,126
------------------------------------------------------------
  Foreign currency contracts outstanding              23,121
------------------------------------------------------------
Investment for deferred compensation plan             41,371
============================================================
    Total assets                                  80,271,805
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              248,308
------------------------------------------------------------
  Fund shares reacquired                              31,122
------------------------------------------------------------
  Foreign currency contracts                           4,370
------------------------------------------------------------
  Deferred compensation plan                          41,371
------------------------------------------------------------
Accrued administrative services fees                  30,937
------------------------------------------------------------
Accrued transfer agent fees                              906
------------------------------------------------------------
Accrued operating expenses                            39,992
============================================================
    Total liabilities                                397,006
============================================================
Net assets applicable to shares outstanding      $79,874,799
____________________________________________________________
============================================================

NET ASSETS:

  Series I                                       $79,874,799
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

  Series I                                         8,750,535
============================================================

SERIES I:

  Net asset value per share                      $      9.13
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends                                        $    78,365
------------------------------------------------------------
Dividends from affiliated money market funds          59,375
------------------------------------------------------------
Interest                                           6,454,658
============================================================
    Total investment income                        6,592,398
============================================================

EXPENSES:

Advisory fees                                        495,418
------------------------------------------------------------
Administrative services fees                         162,513
------------------------------------------------------------
Custodian fees                                        35,342
------------------------------------------------------------
Transfer agent fees                                    6,385
------------------------------------------------------------
Trustees' fees                                         8,159
------------------------------------------------------------
Other                                                 57,239
============================================================
    Total expenses                                   765,056
============================================================
Less: Fees waived                                       (100)
------------------------------------------------------------
    Expenses paid indirectly                            (156)
============================================================
    Net expenses                                     764,800
============================================================
Net investment income                              5,827,598
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES,
  FOREIGN CURRENCIES AND FOREIGN CURRENCY CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (5,452,916)
------------------------------------------------------------
  Foreign currencies                                 (17,532)
------------------------------------------------------------
  Foreign currency contracts                         (15,420)
============================================================
                                                  (5,485,868)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            2,387,283
------------------------------------------------------------
  Foreign currencies                                  (4,354)
------------------------------------------------------------
  Foreign currency contracts                         193,684
============================================================
                                                   2,576,613
============================================================
Net gain (loss) from investment securities,
  foreign currencies and foreign currency
  contracts                                       (2,909,255)
============================================================
Net increase in net assets resulting from
  operations                                     $ 2,918,343
____________________________________________________________
============================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  5,827,598    $  7,140,703
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and foreign currency contracts           (5,485,868)     (5,608,138)
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and foreign
    currency contracts                                           2,576,613        (917,780)
==========================================================================================
    Net increase in net assets resulting from operations         2,918,343         614,785
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (5,585,065)     (5,315,891)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      (1,180,566)    (11,085,385)
==========================================================================================
    Net increase (decrease) in net assets                       (3,847,288)    (15,786,491)
==========================================================================================

NET ASSETS:

  Beginning of year                                             83,722,087      99,508,578
==========================================================================================
  End of year                                                 $ 79,874,799    $ 83,722,087
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 93,666,892    $ 94,877,967
------------------------------------------------------------------------------------------
  Undistributed net investment income                            5,424,619       5,514,469
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and foreign currency
    contracts                                                  (16,317,168)    (11,040,299)
------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, foreign currencies and foreign currency
    contracts                                                   (2,899,544)     (5,630,050)
==========================================================================================
                                                              $ 79,874,799    $ 83,722,087
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Diversified Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to achieve a high level of current income. The Fund will seek to achieve its objective by investing primarily in a diversified portfolio of foreign and U.S. government and corporate debt securities, including lower rated high yield debt securities (commonly known as "junk bonds"). These high yield bonds may involve special risks in addition to the risks associated with investment in higher rated debt securities. High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. Also, the secondary market in which high yield bonds are traded may be less liquid than the market for higher grade bonds.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was decreased by $178,490, undistributed net realized gains increased by $208,999 and shares of beneficial interest decreased by $30,509 as a result of differing book/tax treatment of foreign currency transactions, paydown reclassifications and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

   The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and

                        AIM V.I. DIVERSIFIED INCOME FUND

   FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $16,093,464 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $  353,306   December 31, 2001
   -------------------------------
       190,054   December 31, 2002
   -------------------------------
       972,722   December 31, 2005
   -------------------------------
     1,451,891   December 31, 2006
   -------------------------------
     2,582,661   December 31, 2007
   -------------------------------
     4,437,762   December 31, 2008
   -------------------------------
     6,105,068   December 31, 2009
   ===============================
   $16,093,464
   _______________________________
   ===============================

   As of December 31, 2001, the fund has a post-October capital loss deferral of $200,583 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   Outstanding foreign currency contracts at December 31, 2001 were as follows:

                               CONTRACT TO
   SETTLEMENT             ----------------------                 UNREALIZED
      DATE     CURRENCY    DELIVER     RECEIVE       VALUE      APPRECIATION
   ----------  --------   ---------   ----------   ----------   ------------
    03/11/02    CAD       1,200,000   $  762,026   $  753,635     $ 8,391
   -------------------------------------------------------------------------
    01/07/02    EUR         450,000      415,899      401,169      14,730
   =========================================================================
                                      $1,177,925   $1,154,804     $23,121
   _________________________________________________________________________
   =========================================================================

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $153,893 reduction in the cost of securities and a corresponding $153,893 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
  The effect of this change in 2001 was to decrease net investment income by $112,334, increase net unrealized gains and losses by $99,867, increase net realized gains and losses by $12,467. As a result, the net investment income per share decreased by $0.03, the net realized and unrealized gains and losses per share increased by $0.03, and the ratio of net investment income to average net assets decreased by 0.32%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.60% of the first $250 million of the Fund's average daily net assets, plus 0.55% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any,

                        AIM V.I. DIVERSIFIED INCOME FUND
interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $100.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $162,513 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,066 such services.
  The Trust has entered into a master distribution agreement with AIM Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,143 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $156 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $156.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001          2000
                                   ----------    ----------
Distributions paid from ordinary
  income                           $5,585,065    $5,315,891
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                $  5,543,800
---------------------------------------------------------
Capital loss carryforward                     (16,093,464)
---------------------------------------------------------
Unrealized appreciation (depreciation)         (3,242,429)
=========================================================
                                             $(13,792,093)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $64,146,088 and $62,817,700, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 1,702,192
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (4,699,364)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(2,997,172)
_________________________________________________________
=========================================================
Cost of investment for tax purposes is $81,459,950.

                        AIM V.I. DIVERSIFIED INCOME FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                     1,522,060    $ 14,801,914     1,240,619    $ 12,355,336
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       617,134       5,585,065       564,919       5,315,891
======================================================================================================================
Reacquired:
  Series I                                                    (2,215,322)    (21,567,545)   (2,871,198)    (28,756,612)
======================================================================================================================
                                                                 (76,128)   $ (1,180,566)   (1,065,660)   $(11,085,385)
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                              2001(a)       2000(a)     1999       1998       1997
                                                              -------       -------    -------    -------    -------
Net asset value, beginning of period                          $ 9.49        $10.06     $ 10.94    $ 11.29    $ 10.33
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.67(b)       0.76        0.64       0.75       0.73
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.35)        (0.69)      (0.85)     (0.35)      0.24
====================================================================================================================
    Total from investment operations                            0.32          0.07       (0.21)      0.40       0.97
====================================================================================================================
Less distributions:
  Dividends from net investment income                         (0.68)        (0.64)      (0.67)     (0.57)     (0.01)
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                           --            --          --      (0.18)        --
====================================================================================================================
    Total distributions                                        (0.68)        (0.64)      (0.67)     (0.75)     (0.01)
====================================================================================================================
Net asset value, end of period                                $ 9.13        $ 9.49     $ 10.06    $ 10.94    $ 11.29
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(c)                                                 3.48%         0.80%      (1.92)%     3.58%      9.39%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $79,875       $83,722    $99,509    $96,445    $89,319
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets                         0.93%(d)      0.90%       0.83%      0.77%      0.80%
====================================================================================================================
Ratio of net investment income to average net assets            6.87%(b)(d)   7.84%       7.20%      6.99%      6.90%
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           79%           74%         83%        50%        52%
____________________________________________________________________________________________________________________
====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortizing premiums on debt securities. Had the fund not amortized premiums on debt securities, the net investment income per share would have been $0.70 and the ratio of net investment income to average net assets would have been 7.19%. In accordance with the AICPA Audit and Accounting Guide for Investment Companies, per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $82,569,746.

                        AIM V.I. DIVERSIFIED INCOME FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Global Utilities Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Global Utilities Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                         AIM V.I. GLOBAL UTILITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                 SHARES        VALUE
DOMESTIC STOCKS-72.56%

BROADCASTING & CABLE TV-1.22%

Univision Communications Inc.-Class A(a)           11,100   $   449,106
=======================================================================

CONSTRUCTION & ENGINEERING-0.98%

Quanta Services, Inc.(a)                           23,300       359,519
=======================================================================

DIVERSIFIED METALS & MINING-0.63%

Peabody Energy Corp.                                8,200       231,158
=======================================================================

ELECTRIC UTILITIES-35.64%

AES Corp. (The)(a)                                  8,300       135,705
-----------------------------------------------------------------------
Allegheny Energy, Inc.                             38,500     1,394,470
-----------------------------------------------------------------------
Calpine Corp.(a)                                   17,500       293,825
-----------------------------------------------------------------------
Constellation Energy Group, Inc.                   15,000       398,250
-----------------------------------------------------------------------
DTE Energy Co.                                     23,100       968,814
-----------------------------------------------------------------------
Duke Energy Corp.                                  25,800     1,012,908
-----------------------------------------------------------------------
Edison International(a)                             6,600        99,660
-----------------------------------------------------------------------
Exelon Corp.                                        9,100       435,708
-----------------------------------------------------------------------
FirstEnergy Corp.                                  13,500       472,230
-----------------------------------------------------------------------
FPL Group, Inc.                                    23,500     1,325,400
-----------------------------------------------------------------------
Mirant Corp.(a)                                    26,064       417,545
-----------------------------------------------------------------------
Mirant Trust I-Series A, $3.13 Conv. Pfd.           3,200       130,080
-----------------------------------------------------------------------
Niagara Mohawk Holdings Inc.(a)                    68,600     1,216,278
-----------------------------------------------------------------------
NRG Energy, Inc.(a)                                24,800       384,400
-----------------------------------------------------------------------
PG&E Corp.(a)                                       9,500       182,780
-----------------------------------------------------------------------
Pinnacle West Capital Corp.                        36,800     1,540,080
-----------------------------------------------------------------------
PPL Corp.                                          11,000       383,350
-----------------------------------------------------------------------
Public Service Enterprise Group Inc.                8,800       371,272
-----------------------------------------------------------------------
Reliant Energy, Inc.                               21,900       580,788
-----------------------------------------------------------------------
Reliant Resources, Inc.(a)                          7,500       123,825
-----------------------------------------------------------------------
Southern Co. (The)                                 16,400       415,740
-----------------------------------------------------------------------
Xcel Energy, Inc.                                  30,400       843,296
=======================================================================
                                                             13,126,404
=======================================================================

GAS UTILITIES-8.19%

El Paso Corp.                                      11,000       490,710
-----------------------------------------------------------------------
El Paso Energy Cap Trust I-$2.38 Conv. Pfd.         8,000       447,000
-----------------------------------------------------------------------
KeySpan Corp.                                      10,100       349,965
-----------------------------------------------------------------------
NiSource Inc.                                      58,000     1,337,480
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
GAS UTILITIES-(CONTINUED)

Sempra Energy                                      16,000   $   392,800
=======================================================================
                                                              3,017,955
=======================================================================

HEAVY ELECTRICAL EQUIPMENT-0.51%

Active Power, Inc.(a)                               8,100        55,080
-----------------------------------------------------------------------
Global Power Equipment Group Inc.(a)                8,900       133,945
=======================================================================
                                                                189,025
=======================================================================

INDUSTRIAL CONGLOMERATES-1.89%

General Electric Co.                               17,400       697,392
=======================================================================

INTEGRATED OIL & GAS-1.12%

ChevronTexaco Corp.                                 4,600       412,206
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-11.04%

BellSouth Corp.                                    28,400     1,083,460
-----------------------------------------------------------------------
Qwest Communications International Inc.            22,900       323,577
-----------------------------------------------------------------------
SBC Communications Inc.                            48,597     1,903,545
-----------------------------------------------------------------------
Verizon Communications Inc.                        15,886       753,950
=======================================================================
                                                              4,064,532
=======================================================================

MOVIES & ENTERTAINMENT-0.61%

Viacom Inc.-Class B(a)                              5,100       225,165
=======================================================================

MULTI-UTILITIES-8.33%

Aquila, Inc.(a)                                    14,000       239,400
-----------------------------------------------------------------------
Dynegy Inc.-Class A                                36,600       933,300
-----------------------------------------------------------------------
Energy East Corp.                                  63,900     1,213,461
-----------------------------------------------------------------------
Williams Cos., Inc. (The)                          26,700       681,384
=======================================================================
                                                              3,067,545
=======================================================================

NETWORKING EQUIPMENT-0.51%

Cisco Systems, Inc.(a)                             10,300       186,533
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.13%

Anadarko Petroleum Corp.                            2,600       147,810
-----------------------------------------------------------------------
Apache Corp.                                        5,390       268,853
=======================================================================
                                                                416,663
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.54%

Comverse Technology, Inc.(a)                        4,500       100,665
-----------------------------------------------------------------------
JDS Uniphase Corp.(a)                              11,100        96,903
=======================================================================
                                                                197,568
=======================================================================

                         AIM V.I. GLOBAL UTILITIES FUND

                                                              MARKET
                                                 SHARES        VALUE

WIRELESS TELECOMMUNICATION SERVICES-0.22%

MediaOne Group, Inc.-$3.04 Conv. Pfd.               3,000   $    81,450
=======================================================================
    Total Domestic Stocks (Cost $26,707,492)                 26,722,221
=======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-13.40%

BRAZIL-0.99%

Companhia Paranaense de Energia-Copel-ADR
  (Electric Utilities)                             46,600       365,810
=======================================================================

CANADA-0.44%

Westcoast Energy Inc. (Gas Utilities)               6,100       161,223
=======================================================================

FINLAND-0.67%

Nokia Oyj-ADR (Telecommunications Equipment)       10,100       247,753
=======================================================================

FRANCE-1.65%

Suez S.A. (Multi-Utilities)                        16,700       506,335
=======================================================================
Total FinaElf S.A. (Integrated Oil & Gas)             700       100,126
=======================================================================
                                                                606,461
=======================================================================

GERMANY-0.97%

E.On A.G. (Electric Utilities)                      6,820       355,173
=======================================================================

GREECE-0.31%

Public Power Corp.-GDR (Electric Utilities)
  (Acquired 12/10/01; Cost $120,786)(a)(b)         10,700       114,501
=======================================================================

ITALY-1.90%

ACEA S.p.A. (Multi-Utilities)(c)                   50,000       339,757
-----------------------------------------------------------------------
Snam Rete Gas S.p.A. (Gas Utilities)(a)(c)         27,400        72,569
-----------------------------------------------------------------------
Telecom Italia S.p.A. (Integrated
  Telecommunication Services)                      53,800       287,857
=======================================================================
                                                                700,183
=======================================================================

JAPAN-0.73%

NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                            23       269,006
=======================================================================

SPAIN-3.04%

Endesa, S.A. (Electric Utilities)                  30,500       477,875
-----------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                   47,864       641,521
=======================================================================
                                                              1,119,396
=======================================================================

UNITED KINGDOM-2.70%

Kelda Group PLC (Water Utilities)                  72,374       374,087
-----------------------------------------------------------------------

                                                              MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

National Grid Group PLC (Electric Utilities)       17,713   $   110,382
-----------------------------------------------------------------------
United Utilities PLC (Multi-Utilities)             20,400       182,818
-----------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                     125,196       327,658
=======================================================================
                                                                994,945
=======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $5,640,967)                             4,934,451
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. DOLLAR DENOMINATED BONDS & NOTES-3.58%

COMPUTER HARDWARE-0.12%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $440,425)(b)(d)(e)                           $  527,000        44,795
=======================================================================

ELECTRIC UTILITIES-0.86%

Arizona Public Service Co., SLOBS, 8.00%,
  12/30/15                                         75,000        74,884
-----------------------------------------------------------------------
Mirant Corp., Sr. Notes, 7.90%, 07/15/09
  (Acquired 10/16/00; Cost $255,496)(b)           270,000       240,975
=======================================================================
                                                                315,859
=======================================================================

GAS UTILITIES-1.24%

Limestone Electron Trust, Sr. Notes, 8.63%,
  03/15/03 (Acquired 03/15/00; Cost
  $450,000)(b)                                    450,000       458,199
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.43%

AT&T Corp., Unsec. Notes, 7.75%, 03/01/07         150,000       157,713
=======================================================================

MULTI-UTILITIES-0.21%

Dynegy Inc., Sr. Unsec. Deb., 7.13%, 05/15/18     100,000        78,375
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.72%

Nortel Networks Corp. (Canada), Sr. Conv.
  Unsec. Gtd. Yankee Notes, 4.25%, 09/01/08
  (Acquired 08/09/01-08/15/01; Cost
  $276,211)(b)                                    275,000       266,063
=======================================================================
    Total U.S. Dollar Denominated Bonds &
      Notes (Cost $1,754,137)                                 1,321,004
=======================================================================


                         AIM V.I. GLOBAL UTILITIES FUND

                                               PRINCIPAL      MARKET
                                               AMOUNT(f)       VALUE
NON-U.S. DOLLAR DENOMINATED CONVERTIBLE BONDS
  & NOTES-1.42%

CANADA-0.16%

Teleglobe Canada Inc. (Integrated
  Telecommunication Services), Unsec. Deb.,
  8.35%, 06/20/03                    CAD          100,000        57,587
=======================================================================

UNITED KINGDOM-1.26%

National Grid Co. PLC (Electric Utilities),
  Conv. Bonds, 4.25%, 02/17/08 (Acquired
  02/05/98; Cost $397,800)(b)             GBP     240,000       411,240
-----------------------------------------------------------------------
National Grid Co. PLC-Series RG (Electric
  Utilities), Conv. Bonds, 4.25%, 02/17/08GBP      32,000        54,832
=======================================================================
                                                                466,072
=======================================================================
    Total Non-U.S. Dollar Denominated
      Convertible Bonds & Notes (Cost
      $529,506)                                                 523,659
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE
MONEY MARKET FUNDS-9.69%

STIC Liquid Assets Portfolio(g)                 1,783,898   $ 1,783,898
-----------------------------------------------------------------------
STIC Prime Portfolio(g)                         1,783,898     1,783,898
=======================================================================
    Total Money Market Funds (Cost
      $3,567,796)                                             3,567,796
=======================================================================
TOTAL INVESTMENTS-100.65% (Cost $38,199,898)                 37,069,131
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.65%)                          (239,818)
=======================================================================
NET ASSETS-100.00%                                          $36,829,313
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt
CAD    - Canadian Dollars
Conv.  - Convertible
Deb.   - Debentures
GBP    - British Pound Sterling
GDR    - Global Depositary Receipt
Gtd.   - Guaranteed
Pfd.   - Preferred
SLOBS  - Secured Lease Obligation
Sr.    - Senior
Sub.   - Subordinated
Unsec. - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $1,535,773, which represented 4.17% of the Fund's net assets.
(c) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(d) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(e) Security fair valued in accordance with the procedures established by the Board of Trustees.
(f) Foreign denominated security. Par value is denominated in currency indicated.
(g) The money market fund and the Fund are affiliated by having the same investment advisor.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $38,199,898)  $37,069,131
------------------------------------------------------------
Foreign currencies, at value (cost $3,827)             3,049
------------------------------------------------------------
Cash                                                   1,122
------------------------------------------------------------
Receivables for:
  Fund shares sold                                    25,398
------------------------------------------------------------
  Dividends and interest                             100,912
------------------------------------------------------------
Investment for deferred compensation plan             37,293
============================================================
  Total assets                                    37,236,905
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              317,415
------------------------------------------------------------
  Fund shares reacquired                               8,333
------------------------------------------------------------
  Deferred compensation plan                          37,293
------------------------------------------------------------
Accrued administrative services fees                  14,684
------------------------------------------------------------
Accrued transfer agent fees                            1,253
------------------------------------------------------------
Accrued operating expenses                            28,614
============================================================
    Total liabilities                                407,592
============================================================
Net assets applicable to shares outstanding      $36,829,313
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           2,717,718
____________________________________________________________
============================================================
Series I
  Net asset value per share                      $     13.55
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $16,403)                                      $    852,853
------------------------------------------------------------
Dividends from affiliated money market funds         197,232
------------------------------------------------------------
Interest                                             146,938
============================================================
    Total investment income                        1,197,023
============================================================

EXPENSES:

Advisory fees                                        290,385
------------------------------------------------------------
Administrative services fees                         118,666
------------------------------------------------------------
Custodian fees                                        33,161
------------------------------------------------------------
Transfer agent fees                                    5,382
------------------------------------------------------------
Trustees' fees                                         8,230
------------------------------------------------------------
Other                                                 20,964
============================================================
    Total expenses                                   476,788
============================================================
Less: Fees waived                                       (357)
------------------------------------------------------------
    Expenses paid indirectly                             (21)
============================================================
    Net expenses                                     476,410
============================================================
Net investment income                                720,613
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                           (4,770,390)
------------------------------------------------------------
  Foreign currencies                                  12,648
------------------------------------------------------------
  Option contracts written                            24,934
============================================================
                                                  (4,732,808)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (10,682,244)
------------------------------------------------------------
  Foreign currencies                                 (32,110)
============================================================
                                                 (10,714,354)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (15,447,162)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(14,726,549)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $    720,613    $   582,538
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (4,732,808)     3,402,734
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (10,714,354)    (5,695,594)
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (14,726,549)    (1,710,322)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (529,849)      (500,978)
-----------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                      (3,464,881)    (1,969,536)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       6,014,370     13,944,792
=========================================================================================
    Net increase (decrease) in net assets                      (12,706,909)     9,763,956
=========================================================================================

NET ASSETS:

  Beginning of year                                             49,536,222     39,772,266
=========================================================================================
  End of year                                                 $ 36,829,313    $49,536,222
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 42,018,070    $36,003,702
-----------------------------------------------------------------------------------------
  Undistributed net investment income                              694,877        496,709
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (4,752,311)     3,463,156
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and foreign currencies                           (1,131,323)     9,572,655
=========================================================================================
                                                              $ 36,829,313    $49,536,222
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Global Utilities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high total return.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $17,780, undistributed net realized gains decreased by $17,778 and shares of beneficial interest decreased by $2 as a result of differing book/tax treatment of foreign currency transactions, bond premium amortization and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund had a capital loss carryforward of $3,082,903 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund

                         AIM V.I. GLOBAL UTILITIES FUND
   has a post-October capital loss deferral of $1,616,261 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $10,376 reduction in the cost of securities and a corresponding $10,376 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
  The effect of this change in 2001 was to decrease net investment income by $3,487, increase net unrealized gains and losses by $1,343, increase net realized gains and losses by $2,144. As a result, the net investment income per share decreased by $0.01, the net realized and unrealized gains and losses per share increased by $0.01 and the ratio of net investment income to average net assets decreased by 0.04%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $357.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $118,666 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $764 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,107 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $21 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $21.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001          2000
                                   ----------    ----------
Distributions paid from:
  Ordinary income                  $2,521,868    $1,267,991
-----------------------------------------------------------
  Long-term capital gain            1,472,862     1,202,523
===========================================================
                                   $3,994,730    $2,470,514
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                 $   737,116
---------------------------------------------------------
Capital loss carryforward                      (3,082,903)
---------------------------------------------------------
Unrealized appreciation (depreciation)         (2,842,970)
=========================================================
                                              $(5,188,757)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $15,539,311 and $12,594,790, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 2,852,614
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (4,040,557)
---------------------------------------------------------
Net unrealized appreciation (depreciation)
  of investment securities                    $(1,187,943)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $38,257,074.


NOTE 9-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of year                      --       $     --
--------------------------------------------------------
Written                                37         24,935
--------------------------------------------------------
Expired                               (37)       (24,935)
========================================================
End of year                            --       $     --
________________________________________________________
========================================================

                         AIM V.I. GLOBAL UTILITIES FUND

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                       2000
                                                              ------------------------    -----------------------
                                                               SHARES        AMOUNT        SHARES       AMOUNT
                                                              --------    ------------    --------    -----------
Sold:
  Series I                                                     732,845    $ 13,569,191     794,317    $18,939,179
=================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                     304,477       3,994,730     115,824      2,470,514
=================================================================================================================
Reacquired:
  Series I                                                    (660,993)    (11,549,551)   (313,018)    (7,464,901)
=================================================================================================================
                                                               376,329    $  6,014,370     597,123    $13,944,792
_________________________________________________________________________________________________________________
=================================================================================================================


NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      SERIES I
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2001(a)        2000(a)    1999(a)      1998       1997
                                                              -------        -------    --------    -------    -------
Net asset value, beginning of period                          $ 21.16        $ 22.80    $ 17.36     $ 15.26    $ 12.55
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.29(b)        0.29       0.32        0.35       0.32
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (6.25)         (0.80)      5.49        2.15       2.40
======================================================================================================================
    Total from investment operations                            (5.96)         (0.51)      5.81        2.50       2.72
======================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.22)         (0.23)     (0.37)      (0.28)        --
----------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (1.43)         (0.90)        --       (0.12)     (0.01)
======================================================================================================================
    Total distributions                                         (1.65)         (1.13)     (0.37)      (0.40)     (0.01)
======================================================================================================================
Net asset value, end of period                                $ 13.55        $ 21.16    $ 22.80     $ 17.36    $ 15.26
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                (27.93)%        (2.28)%    33.56%      16.49%     21.63%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $36,829        $49,536    $39,772     $28,134    $22,079
======================================================================================================================
Ratio of expenses to average net assets                          1.07%(d)       1.10%      1.14%       1.11%      1.28%
======================================================================================================================
Ratio of net investment income to average net assets             1.59%(b)(d)    1.23%      1.72%       2.46%      2.81%
======================================================================================================================
Portfolio turnover rate                                            32%            50%        45%         32%        28%
______________________________________________________________________________________________________________________
======================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.30 and the ratio of net investment income to average net assets would have been 1.63%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $44,674,539.

                         AIM V.I. GLOBAL UTILITIES FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
U.S. GOVERNMENT AGENCY SECURITIES-78.59%

FEDERAL FARM CREDIT BANK-6.63%

Bonds,
  6.00%, 06/11/08 to 03/07/11                  $5,600,000   $  5,740,306
------------------------------------------------------------------------
  5.75%, 01/18/11                               2,000,000      1,978,980
------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                               2,500,000      2,330,050
========================================================================
                                                              10,049,336
========================================================================

FEDERAL HOME LOAN BANK-14.78%

Bonds,
  3.88%, 12/15/04                              12,100,000     12,006,830
------------------------------------------------------------------------
  6.50%, 11/15/05                                 275,000        294,176
------------------------------------------------------------------------
  5.38%, 05/15/06                               1,600,000      1,636,752
------------------------------------------------------------------------
  7.25%, 02/15/07                                 895,000        981,904
------------------------------------------------------------------------
  5.75%, 05/15/08                               1,305,000      1,335,171
------------------------------------------------------------------------
  6.88%, 09/10/12                               1,000,000      1,022,130
------------------------------------------------------------------------
Medium Term Notes,
  8.17%, 12/16/04                                 400,000        447,596
------------------------------------------------------------------------
Unsec. Bonds,
  8.00%, 05/24/05                               1,860,000      1,899,525
------------------------------------------------------------------------
  8.10%, 05/24/05                               2,720,000      2,778,861
========================================================================
                                                              22,402,945
========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-18.66%

Debentures,
  7.21%, 03/19/07                               1,400,000      1,413,874
------------------------------------------------------------------------
Pass Through Ctfs.,
  6.00%, 11/01/08 to 09/01/13                     764,038        775,448
------------------------------------------------------------------------
  6.50%, 12/01/08 to 08/01/31                   6,951,257      7,052,268
------------------------------------------------------------------------
  7.00%, 11/01/10 to 10/01/31                  12,060,738     12,309,823
------------------------------------------------------------------------
  10.50%, 08/01/19                                 65,275         72,924
------------------------------------------------------------------------
  8.50%, 09/01/20 to 10/01/29                   3,420,199      3,676,145
------------------------------------------------------------------------
  10.00%, 03/01/21                              1,450,545      1,613,267
------------------------------------------------------------------------
  7.50%, 09/01/30                               1,331,795      1,375,078
========================================================================
                                                              28,288,827
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-26.91%

Medium Term Notes,
  7.38%, 03/28/05                                 300,000        325,485
------------------------------------------------------------------------
  6.88%, 09/24/12                               2,500,000      2,555,425
------------------------------------------------------------------------
  6.47%, 09/25/12                               1,625,000      1,680,949
------------------------------------------------------------------------
Notes,
  7.55%, 04/22/02                                 400,000        406,324
------------------------------------------------------------------------
  6.15%, 03/15/11                               1,865,000      1,852,933
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs.,
  7.00%, 03/01/04 to 01/01/28                  $1,546,214   $  1,588,941
------------------------------------------------------------------------
  7.50%, 11/01/09 to 07/01/31                   2,701,358      2,800,616
------------------------------------------------------------------------
  6.50%, 10/01/10 to 11/01/31                   5,968,281      6,001,685
------------------------------------------------------------------------
  10.00%, 03/01/16                                399,033        443,050
------------------------------------------------------------------------
  8.00%, 09/01/22 to 07/01/31                   3,010,487      3,168,005
------------------------------------------------------------------------
  8.50%, 09/01/24 to 02/01/25                   1,447,194      1,561,212
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 02/01/32(a)                           17,800,000     17,852,598
------------------------------------------------------------------------
STRIPS,(b)
  6.74%, 10/09/19                               1,000,000        310,540
------------------------------------------------------------------------
  7.37%, 10/09/19                                 800,000        248,432
========================================================================
                                                              40,796,195
========================================================================

FINANCIAL ASSISTANCE CORP.-0.05%

Gtd. Bonds,
  9.38%, 07/21/03                                  75,000         82,036
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.66%

Pass Through Ctfs.,
  9.50%, 08/15/03 to 09/15/16                      22,859         25,285
------------------------------------------------------------------------
  7.50%, 03/15/08 to 08/15/28                   1,277,378      1,327,769
------------------------------------------------------------------------
  9.00%, 09/15/08 to 10/15/16                      56,287         61,472
------------------------------------------------------------------------
  11.00%, 10/15/15                                 17,146         19,862
------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                     15,587         17,902
------------------------------------------------------------------------
  10.00%, 06/15/19                                374,786        423,273
------------------------------------------------------------------------
  6.50%, 12/15/23                                 262,371        265,567
------------------------------------------------------------------------
  8.00%, 07/15/24 to 07/15/26                   2,444,694      2,591,319
------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/28                   2,280,893      2,334,335
========================================================================
                                                               7,066,784
========================================================================

PRIVATE EXPORT FUNDING COMPANY-2.36%

Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                               1,000,000      1,100,610
------------------------------------------------------------------------
Series NN, Debentures,
  7.30%, 01/31/02                                 300,000        301,167
------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                               2,000,000      2,179,000
========================================================================
                                                               3,580,777
========================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.10%

Medium Term Notes,
  6.50%, 08/01/02                                 150,000        153,581
========================================================================

TENNESSEE VALLEY AUTHORITY-4.44%

Series A, Bonds,
  5.63%, 01/18/11                               4,800,000      4,734,000
------------------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
TENNESSEE VALLEY AUTHORITY-(CONTINUED)

Series G, Bonds,
  5.38%, 11/13/08                              $2,000,000   $  2,000,800
========================================================================
                                                               6,734,800
========================================================================
    Total U.S. Government Agency Securities
      (Cost $118,363,390)                                    119,155,281
========================================================================

U.S. TREASURY SECURITIES-16.69%

U.S. TREASURY NOTES-11.83%

3.00%, 11/30/03(c)                              5,500,000      5,498,240
------------------------------------------------------------------------
6.75%, 05/15/05                                 5,665,000      6,163,010
------------------------------------------------------------------------
4.63%, 05/15/06(c)                              5,000,000      5,070,950
------------------------------------------------------------------------
7.88%, 11/15/07                                 1,150,000      1,203,510
========================================================================
                                                              17,935,710
========================================================================

U.S. TREASURY BONDS-4.23%

9.25%, 02/15/16                                   550,000        743,974
------------------------------------------------------------------------
7.50%, 11/15/24                                   500,000        609,550
------------------------------------------------------------------------
7.63%, 02/15/25                                   550,000        679,608
------------------------------------------------------------------------
6.88%, 08/15/25                                   500,000        570,400
------------------------------------------------------------------------
6.25%, 05/15/30                                 3,520,000      3,812,054
========================================================================
                                                               6,415,586
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

U.S. TREASURY STRIPS-0.63%(B)

5.38%, 05/15/06                                $  750,000   $    621,052
------------------------------------------------------------------------
6.79%, 11/15/18                                   905,000        330,660
========================================================================
                                                                 951,712
========================================================================
    Total U.S. Treasury Securities (Cost
      $24,758,418)                                            25,303,008
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-22.48%

STIT Government & Agency Portfolio (Cost
  $34,074,810)(d)                              34,074,810     34,074,810
========================================================================
TOTAL INVESTMENTS--117.76% (Cost
  $177,196,618)                                              178,533,099
========================================================================
OTHER ASSETS LESS LIABILITIES-(17.76%)                       (26,927,206)
========================================================================
NET ASSETS-100.00%                                          $151,605,893
________________________________________________________________________
========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at 12/31/01.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $177,196,618)                                 $178,533,099
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   492,916
------------------------------------------------------------
  Dividends and interest                           1,212,872
------------------------------------------------------------
  Principal paydowns                                  36,089
------------------------------------------------------------
Investment for deferred compensation plan             40,959
------------------------------------------------------------
Other assets                                           3,774
============================================================
    Total assets                                 180,319,709
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           17,768,468
------------------------------------------------------------
  Fund shares reacquired                             204,671
------------------------------------------------------------
  Interest expense                                     2,753
------------------------------------------------------------
  Deferred compensation plan                          40,959
------------------------------------------------------------
  Reverse repurchase agreements                   10,586,250
------------------------------------------------------------
Accrued administrative services fees                  83,194
------------------------------------------------------------
Accrued distribution fees                                232
------------------------------------------------------------
Accrued operating expenses                            27,289
============================================================
    Total liabilities                             28,713,816
============================================================
Net assets applicable to shares outstanding     $151,605,893
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $150,660,361
____________________________________________________________
============================================================
Series II                                       $    945,532
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          13,067,096
____________________________________________________________
============================================================
Series II                                             82,080
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      11.53
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      11.52
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Interest                                          $7,823,932
------------------------------------------------------------
Dividends from affiliated money market funds       1,191,603
============================================================
    Total investment income                        9,015,535
============================================================

EXPENSES:

Advisory fees                                        731,079
------------------------------------------------------------
Administrative services fees                         350,090
------------------------------------------------------------
Custodian fees                                        32,141
------------------------------------------------------------
Distribution fees -- Series II                           232
------------------------------------------------------------
Interest                                             407,756
------------------------------------------------------------
Transfer agent fees                                    7,230
------------------------------------------------------------
Trustees' fees                                         9,000
------------------------------------------------------------
Other                                                 35,132
============================================================
    Total expenses                                 1,572,660
============================================================
Less: Fees waived                                     (1,957)
============================================================
    Net expenses                                   1,570,703
============================================================
Net investment income                              7,444,832
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities       1,717,730
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities           (200,646)
============================================================
Net gain from investment securities                1,517,084
============================================================
Net increase in net assets resulting from
  operations                                      $8,961,916
____________________________________________________________
============================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $  7,444,832    $ 4,322,052
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            1,717,730       (921,238)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (200,646)     3,668,816
=========================================================================================
    Net increase in net assets resulting from operations         8,961,916      7,069,630
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (4,304,055)    (3,633,258)
-----------------------------------------------------------------------------------------
  Series II                                                        (21,360)            --
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      61,991,992      9,804,480
-----------------------------------------------------------------------------------------
  Series II                                                        975,326             --
=========================================================================================
    Net increase in net assets                                  67,603,819     13,240,852
=========================================================================================

NET ASSETS:

  Beginning of year                                             84,002,074     70,761,222
=========================================================================================
  End of year                                                 $151,605,893    $84,002,074
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $143,636,616    $80,669,298
-----------------------------------------------------------------------------------------
  Undistributed net investment income                            7,860,269      4,287,354
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (1,227,473)    (2,491,705)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               1,336,481      1,537,127
=========================================================================================
                                                              $151,605,893    $84,002,074
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

   Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $453,498 and undistributed net realized gains decreased by $453,498 as a result of differing book/tax treatment of principal paydown gains/(losses). Net assets of the Fund were unaffected by the above reclassifications.

   As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to January 1, 2001 the Fund recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. This accounting change resulted in a decrease of the net investment income per share of $0.03 and a decrease of the ratio of investment income to average net assets of 0.31% for the year ended December 31, 2001.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

                      AIM V.I. GOVERNMENT SECURITIES FUND

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $496,743 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009. As of December 31, 2001, the fund has a post-October capital loss deferral of $730,731, which will be recognized in the following tax year.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $1,957.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $350,090 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,840 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $232 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,128 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
  The maximum amount outstanding during the year ended December 31, 2001 was $24,751,875 while borrowings averaged $10,592,414 per day with a weighted average interest rate of 3.85%.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 5-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001          2000
                                   ----------    ----------
Distributions paid from ordinary
  income                           $4,325,415    $3,633,258
===========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $7,902,796
---------------------------------------------------------
Capital loss carryforward                        (496,743)
---------------------------------------------------------
Unrealized appreciation                           563,224
=========================================================
                                               $7,969,277
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $292,283,709 and $239,013,957, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $1,830,206
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (493,725)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,336,481
_________________________________________________________
=========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                    11,782,921    $135,803,545     2,420,711    $ 26,835,386
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      83,825         996,647            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       374,266       4,304,055       327,911       3,633,258
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                       1,859          21,360            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (6,614,320)    (78,115,608)   (1,884,206)    (20,664,164)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (3,604)        (42,681)           --              --
======================================================================================================================
                                                               5,624,947    $ 62,967,318       864,416    $  9,804,480
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      SERIES I
                                                              --------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                              --------------------------------------------------------
                                                              2001(a)         2000(a)    1999(a)    1998(a)     1997
                                                              --------        -------    -------    -------    -------
Net asset value, beginning of period                          $  11.16        $ 10.63    $ 11.18    $ 10.67    $  9.87
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.59(b)        0.66       0.63       0.63       0.59
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   0.12           0.41      (0.78)      0.20       0.22
======================================================================================================================
    Total from investment operations                              0.71           1.07      (0.15)      0.83       0.81
======================================================================================================================
Less dividends from net investment income                        (0.34)         (0.54)     (0.40)     (0.32)     (0.01)
======================================================================================================================
Net asset value, end of period                                $  11.53        $ 11.16    $ 10.63    $ 11.18    $ 10.67
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(c)                                                   6.41%         10.12%     (1.32)%     7.73%      8.16%
______________________________________________________________________________________________________________________
======================================================================================================================

Ratios/supplemental data:

Net assets, end of period (000s omitted)                      $150,660        $84,002    $70,761    $58,185    $33,800
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                        1.08%(d)       0.97%      0.90%      0.76%      0.87%
======================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                        0.80%(d)       0.85%      0.80%      0.76%      0.87%
======================================================================================================================
Ratio of net investment income to average net assets              5.09%(b)(d)    6.03%      5.75%      5.70%      5.85%
======================================================================================================================
Ratio of interest expense to average net assets                   0.28%(d)       0.12%      0.10%        --         --
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                            199%            87%        41%        78%        66%
______________________________________________________________________________________________________________________
======================================================================================================================


(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses as adjustments to interest income. Had the Fund not recorded paydown gains and losses as adjustments to interest income, the net investment income per share would have been $0.62 and the ratio of net investment income to average net assets would have been 5.40%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns do not reflect charges at the separate account level and those charges would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $146,122,949.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.97%

AEROSPACE & DEFENSE-2.05%

Lockheed Martin Corp.                             264,200   $ 12,330,214
========================================================================

APPLICATION SOFTWARE-1.34%

Intuit Inc.(a)                                    189,400      8,098,744
========================================================================

BANKS-1.55%

Bank of America Corp.                             148,200      9,329,190
========================================================================

BIOTECHNOLOGY-0.72%

Chiron Corp.(a)                                    98,900      4,335,776
========================================================================

CASINOS & GAMING-1.61%

International Game Technology(a)                  141,600      9,671,280
========================================================================

COMPUTER & ELECTRONICS RETAIL-3.38%

Best Buy Co., Inc.(a)                             166,500     12,400,920
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                      30,900      1,659,639
------------------------------------------------------------------------
Circuit City Stores-Circuit City Group            242,300      6,287,685
========================================================================
                                                              20,348,244
========================================================================

COMPUTER HARDWARE-0.93%

International Business Machines Corp.              46,100      5,576,256
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.79%

Network Appliance, Inc.(a)                        216,600      4,737,042
========================================================================

CONSUMER ELECTRONICS-1.09%

Koninklijke (Royal) Philips Electronics
  N.V.-ADR (Netherlands)                          225,500      6,564,305
========================================================================

CONSUMER FINANCE-0.23%

Countrywide Credit Industries, Inc.                33,900      1,388,883
========================================================================

DATA PROCESSING SERVICES-2.86%

Concord EFS, Inc.(a)                               49,400      1,619,332
------------------------------------------------------------------------
First Data Corp.                                  162,100     12,716,745
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    68,800      2,911,616
========================================================================
                                                              17,247,693
========================================================================

DEPARTMENT STORES-0.70%

Kohl's Corp.(a)                                    59,500      4,191,180
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.30%

H&R Block, Inc.                                   175,000      7,822,500
========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.13%

Fannie Mae                                        119,700      9,516,150
------------------------------------------------------------------------
Freddie Mac                                       142,300      9,306,420
========================================================================
                                                              18,822,570
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.96%

Celestica Inc. (Canada)(a)                        151,700   $  6,127,163
------------------------------------------------------------------------
Waters Corp.(a)                                   146,000      5,657,500
========================================================================
                                                              11,784,663
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.59%

AdvancePCS(a)                                      89,800      2,635,630
------------------------------------------------------------------------
AmerisourceBergen Corp.                           193,300     12,284,215
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            74,500      6,023,325
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          93,800      6,726,398
========================================================================
                                                              27,669,568
========================================================================

HEALTH CARE EQUIPMENT-7.36%

Baxter International Inc.                         292,900     15,708,227
------------------------------------------------------------------------
Biomet, Inc.(a)                                   156,300      4,829,670
------------------------------------------------------------------------
Guidant Corp.(a)                                  201,000     10,009,800
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         101,000      7,842,650
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          195,300      5,964,462
========================================================================
                                                              44,354,809
========================================================================

HEALTH CARE FACILITIES-2.79%

Tenet Healthcare Corp.(a)                         254,000     14,914,880
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         44,400      1,899,432
========================================================================
                                                              16,814,312
========================================================================

HOME IMPROVEMENT RETAIL-3.89%

Home Depot, Inc. (The)                            193,300      9,860,233
------------------------------------------------------------------------
Lowe's Cos., Inc.                                 291,700     13,537,797
========================================================================
                                                              23,398,030
========================================================================

INDUSTRIAL CONGLOMERATES-2.02%

Tyco International Ltd. (Bermuda)                 206,400     12,156,960
========================================================================

IT CONSULTING & SERVICES-3.21%

Accenture Ltd.-Class A (Bermuda)(a)               129,000      3,472,680
------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      94,200      9,997,446
------------------------------------------------------------------------
Electronic Data Systems Corp.                      85,600      5,867,880
========================================================================
                                                              19,338,006
========================================================================

LEISURE PRODUCTS-1.08%

Hasbro, Inc.                                      202,400      3,284,952
------------------------------------------------------------------------
Mattel, Inc.                                      188,500      3,242,200
========================================================================
                                                               6,527,152
========================================================================

MANAGED HEALTH CARE-2.49%

Caremark Rx, Inc.(a)                              374,000      6,099,940
------------------------------------------------------------------------
UnitedHealth Group Inc.                           126,000      8,917,020
========================================================================
                                                              15,016,960
========================================================================

                              AIM V.I. GROWTH FUND

                                                               MARKET
                                                 SHARES        VALUE

NETWORKING EQUIPMENT-3.53%

Cisco Systems, Inc.(a)                          1,173,000   $ 21,243,030
========================================================================

PHARMACEUTICALS-10.69%

Biovail Corp. (Canada)(a)                         168,300      9,466,875
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          175,000      8,925,000
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       96,500      7,908,175
------------------------------------------------------------------------
Johnson & Johnson                                 342,700     20,253,570
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     145,933      6,148,157
------------------------------------------------------------------------
Mylan Laboratories Inc.                           162,200      6,082,500
------------------------------------------------------------------------
Pfizer Inc.                                       141,000      5,618,850
========================================================================
                                                              64,403,127
========================================================================

PROPERTY & CASUALTY INSURANCE-0.35%

Radian Group Inc.                                  49,400      2,121,730
========================================================================

RESTAURANTS-2.28%

Darden Restaurants, Inc.                          126,600      4,481,640
------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                 63,600      3,129,120
------------------------------------------------------------------------
Wendy's International, Inc.                       209,700      6,116,949
========================================================================
                                                              13,727,709
========================================================================

SEMICONDUCTOR EQUIPMENT-4.20%

Applied Materials, Inc.(a)                        269,700     10,814,970
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                86,200      4,272,072
------------------------------------------------------------------------
Lam Research Corp.(a)                             114,300      2,654,046
------------------------------------------------------------------------
Teradyne, Inc.(a)                                 251,100      7,568,154
========================================================================
                                                              25,309,242
========================================================================

SEMICONDUCTORS-7.98%

Analog Devices, Inc.(a)                            99,800      4,430,122
------------------------------------------------------------------------
Intel Corp.                                       358,400     11,271,680
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                         119,600      3,857,100
------------------------------------------------------------------------
Microchip Technology Inc.(a)                      122,100      4,730,154
------------------------------------------------------------------------
NVIDIA Corp.(a)                                   109,200      7,305,480
------------------------------------------------------------------------
Semtech Corp.(a)                                  111,800      3,990,142
------------------------------------------------------------------------
STMicroelectronics N.V. (Switzerland)(a)           87,590      2,815,807
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               562,900   $  9,664,993
========================================================================
                                                              48,065,478
========================================================================

SOFT DRINKS-1.49%

Pepsi Bottling Group, Inc. (The)                  381,800      8,972,300
========================================================================

SPECIALTY STORES-4.73%

AutoZone, Inc.(a)                                  77,600      5,571,680
------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         169,300      5,739,270
------------------------------------------------------------------------
Blockbuster Inc.-Class A                          318,400      8,023,680
------------------------------------------------------------------------
Office Depot, Inc.(a)                             494,900      9,175,446
========================================================================
                                                              28,510,076
========================================================================

SYSTEMS SOFTWARE-6.16%

Computer Associates International, Inc.           357,400     12,326,726
------------------------------------------------------------------------
Microsoft Corp.(a)                                281,600     18,661,632
------------------------------------------------------------------------
Symantec Corp.(a)                                  92,100      6,108,993
========================================================================
                                                              37,097,351
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.49%

Nokia Oyj-ADR (Finland)                           125,900      3,088,327
------------------------------------------------------------------------
Polycom, Inc.(a)                                  170,900      5,878,960
========================================================================
                                                               8,967,287
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $502,840,649)                          565,941,667
========================================================================

MONEY MARKET FUNDS-5.80%

STIC Liquid Assets Portfolio(b)                17,449,753     17,449,753
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        17,449,753     17,449,753
========================================================================
    Total Money Market Funds (Cost
      $34,899,506)                                            34,899,506
========================================================================
TOTAL INVESTMENTS-99.77% (Cost $537,740,155)                 600,841,173
========================================================================
OTHER ASSETS LESS LIABILITIES-0.23%                            1,410,739
========================================================================
NET ASSETS-100.00%                                          $602,251,912
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $537,740,155)                                 $600,841,173
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,376,148
------------------------------------------------------------
  Fund shares sold                                   556,399
------------------------------------------------------------
  Dividends                                          312,786
------------------------------------------------------------
Investment for deferred compensation plan             47,522
------------------------------------------------------------
Other assets                                             247
============================================================
    Total assets                                 604,134,275
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              936,141
------------------------------------------------------------
  Fund shares reacquired                             541,123
------------------------------------------------------------
  Deferred compensation plan                          47,522
------------------------------------------------------------
Accrued administrative services fees                 301,559
------------------------------------------------------------
Accrued distribution fees                                257
------------------------------------------------------------
Accrued transfer agent fees                            1,628
------------------------------------------------------------
Accrued operating expenses                            54,133
============================================================
    Total liabilities                              1,882,363
============================================================
Net assets applicable to shares outstanding     $602,251,912
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $601,648,280
____________________________________________________________
============================================================
Series II                                       $    603,632
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          36,758,505
____________________________________________________________
============================================================
Series II                                             36,906
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      16.37
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      16.36
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,011)                                     $   2,798,763
------------------------------------------------------------
Dividends from affiliated money market funds       1,860,762
------------------------------------------------------------
Interest                                             115,177
============================================================
    Total investment income                        4,774,702
============================================================

EXPENSES:

Advisory fees                                      4,174,059
------------------------------------------------------------
Administrative services fees                       1,488,780
------------------------------------------------------------
Custodian fees                                       120,083
------------------------------------------------------------
Distribution fees -- Series II                           257
------------------------------------------------------------
Transfer agent fees                                   30,074
------------------------------------------------------------
Trustees' fees                                        11,127
------------------------------------------------------------
Other                                                131,754
============================================================
    Total expenses                                 5,956,134
============================================================
Less: Fees waived                                     (3,371)
------------------------------------------------------------
    Expenses paid indirectly                            (564)
============================================================
    Net expenses                                   5,952,199
============================================================
Net investment income (loss)                      (1,177,497)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (321,507,474)
------------------------------------------------------------
  Foreign currencies                                  (8,188)
------------------------------------------------------------
  Futures contracts                               (3,041,152)
============================================================
                                                (324,556,814)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           16,460,399
------------------------------------------------------------
  Foreign currencies                                    (391)
============================================================
                                                  16,460,008
============================================================
Net gain (loss) from investment securities,
  foreign currencies and futures contracts      (308,096,806)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(309,274,303)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $  (1,177,497)   $     967,648
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (324,556,814)     (22,352,060)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and option contracts                               16,460,008     (210,744,517)
============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (309,274,303)    (232,128,929)
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                       (1,436,399)         (84,187)
--------------------------------------------------------------------------------------------
  Series II                                                          (1,390)              --
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                               --      (29,175,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       33,201,050      436,475,542
--------------------------------------------------------------------------------------------
  Series II                                                         580,648               --
============================================================================================
    Net increase (decrease) in net assets                      (276,930,394)     175,086,626
============================================================================================

NET ASSETS:

  Beginning of year                                             879,182,306      704,095,680
============================================================================================
  End of year                                                 $ 602,251,912    $ 879,182,306
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 890,606,504    $ 858,004,800
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (59,125)       1,384,355
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (351,394,541)     (26,845,915)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           63,099,074       46,639,066
============================================================================================
                                                              $ 602,251,912    $ 879,182,306
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development /event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $1,171,806, undistributed net realized gains (losses) increased by $8,188 and shares of beneficial interest decreased by $1,179,994 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and return of capital reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                              AIM V.I. GROWTH FUND

   The Fund's capital loss carryforward of $329,073,114 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
   $ 4,002,102    December 31, 2008
   --------------------------------
   325,071,012    December 31, 2009
   ================================
   $329,073,114
   ________________________________
   ================================

     The Fund has a post-October capital loss deferral of $15,497,253 as of December 31, 2001 which will be recognized in the next succeeding tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the extent necessary to limit the expenses to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $3,371.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $1,488,780 of which AIM retained $112,079 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $3,820 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $257 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $5,992 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

                              AIM V.I. GROWTH FUND

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $564 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $564.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                     2001          2000
                                  ----------    -----------
Distributions paid from:
  Ordinary income                 $1,437,789    $    87,092
-----------------------------------------------------------
  Long-term capital gain                  --     29,172,895
===========================================================
                                  $ 1437,789    $29,259,987
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Components of distributable earnings
  Capital loss carryforward                 $(329,073,114)
---------------------------------------------------------
  Unrealized appreciation                      40,718,522
=========================================================
                                            $(288,354,592)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,542,837,360 and $1,514,256,426, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 71,642,643
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (15,365,800)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 56,276,843
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $544,564,330.

                              AIM V.I. GROWTH FUND

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                     8,864,865    $166,073,915    15,512,849    $504,462,673
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      38,052         599,422            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        89,663       1,436,399     1,115,941      29,259,987
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                          87           1,390            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (7,625,551)   (134,309,264)   (3,030,650)    (97,247,118)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,233)        (20,164)           --              --
======================================================================================================================
                                                               1,365,883    $ 33,781,698    13,598,140    $436,475,542
______________________________________________________________________________________________________________________
======================================================================================================================

*  Series II shares commenced sales on September 19, 2001.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                              2001(a)         2000      1999(a)       1998        1997
                                                              --------      --------    --------    --------    --------
Net asset value, beginning of period                          $  24.81      $  32.25    $  24.80    $  19.83    $  16.25
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.03)         0.03        0.01        0.08        0.08
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (8.37)        (6.60)       8.63        6.57        4.27
========================================================================================================================
    Total from investment operations                             (8.40)        (6.57)       8.64        6.65        4.35
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.04)         0.00       (0.06)      (0.09)      (0.09)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             --         (0.87)      (1.13)      (1.59)      (0.68)
========================================================================================================================
    Total distributions                                          (0.04)        (0.87)      (1.19)      (1.68)      (0.77)
========================================================================================================================
Net asset value, end of period                                $  16.37      $  24.81    $  32.25    $  24.80    $  19.83
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 (33.86)%      (20.49)%     35.24%      34.12%      26.87%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $601,648      $879,182    $704,096    $371,915    $258,852
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           0.88%(c)      0.83%       0.73%       0.72%       0.73%
========================================================================================================================
Ratio of net investment income (loss) to average net assets      (0.17)%(c)     0.11%       0.04%       0.41%       0.54%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                            239%          162%        101%        133%        132%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $674,740,256.

                              AIM V.I. GROWTH FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                 MARKET
                                                 SHARES          VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.58%

ADVERTISING-1.54%

Interpublic Group of Cos., Inc. (The)              425,000   $   12,554,500
---------------------------------------------------------------------------
Lamar Advertising Co.(a)                           115,000        4,869,100
---------------------------------------------------------------------------
Omnicom Group Inc.                                 135,000       12,062,250
===========================================================================
                                                                 29,485,850
===========================================================================

AEROSPACE & DEFENSE-1.99%

Boeing Co. (The)                                   175,000        6,786,500
---------------------------------------------------------------------------
General Dynamics Corp.                             120,000        9,556,800
---------------------------------------------------------------------------
Lockheed Martin Corp.                              105,000        4,900,350
---------------------------------------------------------------------------
Northrop Grumman Corp.                              55,000        5,544,550
---------------------------------------------------------------------------
United Technologies Corp.                          175,000       11,310,250
===========================================================================
                                                                 38,098,450
===========================================================================

AIRLINES-0.30%

Southwest Airlines Co.                             310,000        5,728,800
===========================================================================

ALUMINUM-0.30%

Alcoa Inc.                                         160,000        5,688,000
===========================================================================

APPAREL RETAIL-0.13%

Gap, Inc. (The)                                    175,000        2,439,500
===========================================================================

AUTO PARTS & EQUIPMENT-0.27%

Johnson Controls, Inc.                              65,000        5,248,750
===========================================================================

BANKS-3.31%

Bank of America Corp.                              315,000       19,829,250
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   500,000       20,400,000
---------------------------------------------------------------------------
Fifth Third Bancorp                                105,000        6,465,900
---------------------------------------------------------------------------
Washington Mutual, Inc.                            180,000        5,886,000
---------------------------------------------------------------------------
Wells Fargo & Co.                                  250,000       10,862,500
===========================================================================
                                                                 63,443,650
===========================================================================

BIOTECHNOLOGY-0.62%

Amgen Inc.(a)                                      210,000       11,852,400
===========================================================================

BREWERS-0.41%

Anheuser-Busch Cos., Inc.                          175,000        7,911,750
===========================================================================

BROADCASTING & CABLE TV-0.69%

Clear Channel Communications, Inc.(a)              190,000        9,672,900
---------------------------------------------------------------------------
Comcast Corp.-Class A(a)                           100,000        3,600,000
===========================================================================
                                                                 13,272,900
===========================================================================

BUILDING PRODUCTS-0.36%

Masco Corp.                                        280,000        6,860,000
===========================================================================

CASINOS & GAMING-0.12%

International Game Technology(a)                    35,000        2,390,500
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.66%

Best Buy Co., Inc.(a)                               70,000        5,213,600
---------------------------------------------------------------------------
Circuit City Stores-Circuit City Group             285,000        7,395,750
===========================================================================
                                                                 12,609,350
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

COMPUTER HARDWARE-3.53%

Compaq Computer Corp.                              950,000   $    9,272,000
---------------------------------------------------------------------------
Dell Computer Corp.(a)                             515,000       13,997,700
---------------------------------------------------------------------------
International Business Machines Corp.              225,000       27,216,000
---------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        1,400,000       17,276,000
===========================================================================
                                                                 67,761,700
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.30%

EMC Corp.(a)                                       425,000        5,712,000
===========================================================================

CONSUMER FINANCE-0.91%

Capital One Financial Corp.                        210,000       11,329,500
---------------------------------------------------------------------------
MBNA Corp.                                         175,000        6,160,000
===========================================================================
                                                                 17,489,500
===========================================================================

DATA PROCESSING SERVICES-0.27%

Paychex, Inc.                                      145,000        5,080,800
===========================================================================

DEPARTMENT STORES-0.79%

Kohl's Corp.(a)                                    215,000       15,144,600
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.78%

Cendant Corp.(a)                                   760,000       14,903,600
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-13.94%

American Express Co.                               275,000        9,814,750
---------------------------------------------------------------------------
Citigroup Inc.                                   1,400,000       70,672,000
---------------------------------------------------------------------------
Fannie Mae                                         190,000       15,105,000
---------------------------------------------------------------------------
Freddie Mac                                        350,000       22,890,000
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    210,000       19,477,500
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            800,000       29,080,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          575,000       29,969,000
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   700,000       39,158,000
---------------------------------------------------------------------------
State Street Corp.                                 140,000        7,315,000
---------------------------------------------------------------------------
Stilwell Financial, Inc.                           875,000       23,817,500
===========================================================================
                                                                267,298,750
===========================================================================

DRUG RETAIL-0.70%

Walgreen Co.                                       400,000       13,464,000
===========================================================================

ELECTRIC UTILITIES-1.05%

Duke Energy Corp.                                  140,000        5,496,400
---------------------------------------------------------------------------
Edison International(a)                            100,000        1,510,000
---------------------------------------------------------------------------
Mirant Corp.(a)                                    700,000       11,214,000
---------------------------------------------------------------------------
PG&E Corp.(a)                                      100,000        1,924,000
===========================================================================
                                                                 20,144,400
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.65%

Celestica Inc. (Canada)(a)                         600,000       24,234,000
---------------------------------------------------------------------------
Jabil Circuit, Inc.(a)                             150,000        3,408,000
---------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                               200,000        3,980,000
===========================================================================
                                                                 31,622,000
===========================================================================

EMPLOYMENT SERVICES-0.10%

Robert Half International Inc.(a)                   70,000        1,869,000
===========================================================================

                        AIM V.I. GROWTH AND INCOME FUND

                                                                 MARKET
                                                 SHARES          VALUE

ENVIRONMENTAL SERVICES-0.30%

Waste Management, Inc.                             180,000   $    5,743,800
===========================================================================

FOOD DISTRIBUTORS-0.31%

Sysco Corp.                                        225,000        5,899,500
===========================================================================

FOOD RETAIL-0.62%

Kroger Co. (The)(a)                                350,000        7,304,500
---------------------------------------------------------------------------
Safeway Inc.(a)                                    110,000        4,592,500
===========================================================================
                                                                 11,897,000
===========================================================================

GENERAL MERCHANDISE STORES-3.86%

Family Dollar Stores, Inc.                         110,000        3,297,800
---------------------------------------------------------------------------
Target Corp.                                     1,230,000       50,491,500
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              350,000       20,142,500
===========================================================================
                                                                 73,931,800
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.47%

Cardinal Health, Inc.                              140,000        9,052,400
===========================================================================

HEALTH CARE EQUIPMENT-1.86%

Baxter International Inc.                          300,000       16,089,000
---------------------------------------------------------------------------
Becton, Dickinson & Co.                             75,000        2,486,250
---------------------------------------------------------------------------
Medtronic, Inc.                                    260,000       13,314,600
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           125,000        3,817,500
===========================================================================
                                                                 35,707,350
===========================================================================

HOME IMPROVEMENT RETAIL-2.31%

Home Depot, Inc. (The)                             550,000       28,055,500
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                  350,000       16,243,500
===========================================================================
                                                                 44,299,000
===========================================================================

HOTELS-0.96%

Carnival Corp.                                     200,000        5,616,000
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                       600,000        9,720,000
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          100,000        2,985,000
===========================================================================
                                                                 18,321,000
===========================================================================

HOUSEHOLD PRODUCTS-0.30%

Colgate-Palmolive Co.                              100,000        5,775,000
===========================================================================

INDUSTRIAL CONGLOMERATES-7.09%

General Electric Co.                             1,850,000       74,148,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                1,050,000       61,845,000
===========================================================================
                                                                135,993,000
===========================================================================

INDUSTRIAL MACHINERY-0.44%

Danaher Corp.                                      140,000        8,443,400
===========================================================================

INSURANCE BROKERS-0.50%

Marsh & McLennan Cos., Inc.                         90,000        9,670,500
===========================================================================

INTEGRATED OIL & GAS-1.77%

ChevronTexaco Corp.                                225,000       20,162,250
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  350,000       13,755,000
===========================================================================
                                                                 33,917,250
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.23%

SBC Communications Inc.                            350,000       13,709,500
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

WorldCom, Inc.-WorldCom Group(a)                   700,000   $    9,856,000
===========================================================================
                                                                 23,565,500
===========================================================================

IT CONSULTING & SERVICES-0.07%

Accenture Ltd.-Class A (Bermuda)(a)                 50,000        1,346,000
===========================================================================

LEISURE PRODUCTS-0.12%

Mattel, Inc.                                       130,000        2,236,000
===========================================================================

MANAGED HEALTH CARE-0.46%

UnitedHealth Group Inc.                            125,000        8,846,250
===========================================================================

MOTORCYCLE MANUFACTURERS-0.50%

Harley-Davidson, Inc.                              175,000        9,504,250
===========================================================================

MOVIES & ENTERTAINMENT-2.54%

AOL Time Warner Inc.(a)                          1,035,000       33,223,500
---------------------------------------------------------------------------
Viacom Inc.-Class B(a)                             350,000       15,452,500
===========================================================================
                                                                 48,676,000
===========================================================================

MULTI-LINE INSURANCE-2.48%

American International Group, Inc.                 600,000       47,640,000
===========================================================================

MULTI-UTILITIES-0.83%

Dynegy Inc.-Class A                                625,000       15,937,500
===========================================================================

NETWORKING EQUIPMENT-1.51%

Cisco Systems, Inc.(a)                           1,600,000       28,976,000
===========================================================================

OIL & GAS DRILLING-0.44%

Transocean Sedco Forex Inc.                        250,000        8,455,000
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.27%

Baker Hughes Inc.                                  140,000        5,105,800
===========================================================================

PERSONAL PRODUCTS-0.33%

Gillette Co.                                       190,000        6,346,000
===========================================================================

PHARMACEUTICALS-12.03%

Abbott Laboratories                                260,000       14,495,000
---------------------------------------------------------------------------
Allergan, Inc.                                     200,000       15,010,000
---------------------------------------------------------------------------
American Home Products Corp.                       250,000       15,340,000
---------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                          100,000        5,625,000
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           575,000       29,325,000
---------------------------------------------------------------------------
Johnson & Johnson                                  870,000       51,417,000
---------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      250,000       10,532,500
---------------------------------------------------------------------------
Merck & Co., Inc.                                  250,000       14,700,000
---------------------------------------------------------------------------
Pfizer Inc.                                      1,210,000       48,218,500
---------------------------------------------------------------------------
Pharmacia Corp.                                    275,000       11,728,750
---------------------------------------------------------------------------
Schering-Plough Corp.                              400,000       14,324,000
===========================================================================
                                                                230,715,750
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.96%

ACE Ltd. (Bermuda)                                 150,000        6,022,500
---------------------------------------------------------------------------
MGIC Investment Corp.                               55,000        3,394,600
---------------------------------------------------------------------------
St. Paul Co., Inc. (The)                            60,000        2,638,200
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   70,000        6,395,200
===========================================================================
                                                                 18,450,500
===========================================================================

                        AIM V.I. GROWTH AND INCOME FUND

                                                                 MARKET
                                                 SHARES          VALUE

SEMICONDUCTOR EQUIPMENT-2.53%

Applied Materials, Inc.(a)                         675,000   $   27,067,500
---------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                350,000       17,346,000
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          105,000        4,142,250
===========================================================================
                                                                 48,555,750
===========================================================================

SEMICONDUCTORS-5.51%

Altera Corp.(a)                                    425,000        9,018,500
---------------------------------------------------------------------------
Analog Devices, Inc.(a)                            430,000       19,087,700
---------------------------------------------------------------------------
Intel Corp.                                      1,025,000       32,236,250
---------------------------------------------------------------------------
Linear Technology Corp.                            275,000       10,736,000
---------------------------------------------------------------------------
Texas Instruments Inc.                             850,000       23,800,000
---------------------------------------------------------------------------
Xilinx, Inc.(a)                                    275,000       10,738,750
===========================================================================
                                                                105,617,200
===========================================================================

SOFT DRINKS-1.73%

Coca-Cola Co. (The)                                140,000        6,601,000
---------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                        150,000        2,841,000
---------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                   110,000        2,585,000
---------------------------------------------------------------------------
PepsiCo, Inc.                                      435,000       21,180,150
===========================================================================
                                                                 33,207,150
===========================================================================

SPECIALTY CHEMICALS-0.02%

Ecolab, Inc.                                        10,800          434,700
===========================================================================

SPECIALTY STORES-0.75%

Bed Bath & Beyond Inc.(a)                          220,000        7,458,000
---------------------------------------------------------------------------
Office Depot, Inc.(a)                              180,000        3,337,200
---------------------------------------------------------------------------
Tiffany & Co.                                      115,000        3,619,050
===========================================================================
                                                                 14,414,250
===========================================================================

SYSTEMS SOFTWARE-4.75%

Computer Associates International, Inc.            200,000        6,898,000
---------------------------------------------------------------------------
Microsoft Corp.(a)                               1,050,000       69,583,500
---------------------------------------------------------------------------
Oracle Corp.(a)                                  1,050,000       14,500,500
===========================================================================
                                                                 90,982,000
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-2.34%

JDS Uniphase Corp.(a)                              525,000        4,583,250
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

Lucent Technologies Inc.,-$80 Conv. Pfd(b)
  (acquired 08/01/01; Cost $5,000,000)               5,000   $    5,525,000
---------------------------------------------------------------------------
Motorola, Inc.                                   1,025,000       15,395,500
---------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                            350,000        8,585,500
---------------------------------------------------------------------------
QUALCOMM Inc.(a)                                   215,000       10,857,500
===========================================================================
                                                                 44,946,750
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.67%

Sprint Corp. (PCS Group)(a)                        525,000       12,815,250
===========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,636,981,383)                         1,870,944,850
===========================================================================

                                                PRINCIPAL
                                                 AMOUNT
CONVERTIBLE BONDS & NOTES-0.60%

COMPUTER HARDWARE-0.08%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $14,364,365)(b)(c)(d)                        $18,500,000        1,572,500
===========================================================================

SYSTEMS SOFTWARE-0.52%

VERITAS Software Corp., Conv. Unsec. Notes,
  5.25%, 11/01/04                                2,100,000        9,927,750
===========================================================================
    Total Convertible Bonds & Notes (Cost
      $17,394,788)                                               11,500,250
===========================================================================

                                                 SHARES
MONEY MARKET FUNDS-1.87%

STIC Liquid Assets Portfolio(e)                 17,894,815       17,894,815
---------------------------------------------------------------------------
STIC Prime Portfolio(e)                         17,894,815       17,894,815
===========================================================================
    Total Money Market Funds (Cost
      $35,789,630)                                               35,789,630
===========================================================================
TOTAL INVESTMENTS-100.05%
  (Cost $1,690,165,801)                                       1,918,234,730
===========================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                              (959,547)
===========================================================================
NET ASSETS-100.00%                                           $1,917,275,183
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt
Conv.   - Convertible
Deb.    - Debentures
Gtd.    - Guaranteed
Pfd.    - Preferred
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $7,097,500 which represented 0.37% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $1,690,165,801)                              $1,918,234,730
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,792,916
-------------------------------------------------------------
  Fund shares sold                                     77,294
-------------------------------------------------------------
  Dividends and interest                            1,066,378
-------------------------------------------------------------
Investment for deferred compensation plan              62,935
=============================================================
    Total assets                                1,921,234,253
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,078,408
-------------------------------------------------------------
  Fund shares reacquired                            1,119,047
-------------------------------------------------------------
  Deferred compensation plan                           62,935
-------------------------------------------------------------
Accrued administrative services fees                1,267,033
-------------------------------------------------------------
Accrued distribution fees                                  68
-------------------------------------------------------------
Accrued transfer agent fees                            21,485
-------------------------------------------------------------
Accrued operating expenses                            410,094
=============================================================
    Total liabilities                               3,959,070
=============================================================
Net assets applicable to shares outstanding    $1,917,275,183
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,916,875,206
_____________________________________________________________
=============================================================
Series II                                      $      399,977
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           94,895,206
_____________________________________________________________
=============================================================
Series II                                              19,813
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        20.20
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        20.19
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $37,690)                                     $  17,003,891
------------------------------------------------------------
Dividends from affiliated money market funds       2,676,875
------------------------------------------------------------
Interest                                             104,159
============================================================
    Total investment income                       19,784,925
============================================================

EXPENSES:

Advisory fees                                     12,782,607
------------------------------------------------------------
Administrative services fees                       3,699,168
------------------------------------------------------------
Custodian fees                                       264,352
------------------------------------------------------------
Distribution fees -- Series II                            68
------------------------------------------------------------
Transfer agent fees                                   45,100
------------------------------------------------------------
Trustees' fees                                        16,465
------------------------------------------------------------
Other                                                397,985
============================================================
    Total expenses                                17,205,745
============================================================
Less: Fees waived                                     (4,952)
------------------------------------------------------------
    Expenses paid indirectly                          (2,718)
============================================================
    Net expenses                                  17,198,075
============================================================
Net investment income                              2,586,850
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (393,023,641)
------------------------------------------------------------
  Option contracts written                           643,127
============================================================
                                                (392,380,514)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (199,091,615)
------------------------------------------------------------
  Foreign currencies                                  (1,349)
============================================================
                                                (199,092,964)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (591,473,478)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(588,886,628)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    2,586,850    $      976,415
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (392,380,514)      (53,800,746)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies               (199,092,964)     (374,582,472)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (588,886,628)     (427,406,803)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (948,866)       (3,471,426)
----------------------------------------------------------------------------------------------
  Series II                                                             (176)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                                --       (74,797,641)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        (7,547,466)      576,673,911
----------------------------------------------------------------------------------------------
  Series II                                                          396,298                --
==============================================================================================
    Net increase (decrease) in net assets                       (596,986,838)       70,998,041
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,514,262,021     2,443,263,980
==============================================================================================
  End of year                                                 $1,917,275,183    $2,514,262,021
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,141,546,226    $2,148,697,394
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              2,347,997           860,530
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (454,679,922)      (62,189,938)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           228,060,882       426,894,035
==============================================================================================
                                                              $1,917,275,183    $2,514,262,021
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Growth and Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital with a secondary objective of current income.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $109,470 and undistributed net realized gains were decreased by $109,470 as a result of a difference in book/tax treatment of bond premiums. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                        AIM V.I. GROWTH AND INCOME FUND

     The Fund's capital loss carryforward of $381,066,339 is broken down by expiration date as follows:

    CAPITAL LOSS
    CARRYFORWARD       EXPIRATION
    ------------       ----------
    $ 10,413,052    December 31, 2008
   ----------------------------------
     370,653,287    December 31, 2009
   ==================================
    $381,066,339
   __________________________________
   ==================================

     As of December 31, 2001, the fund has a post-October capital loss deferral of $56,920,135, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $259,811 reduction in the cost of securities and a corresponding $259,811 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001. The effect of this change in 2001 was to decrease net investment income by $114,987, to increase net realized gains and losses by $45,436 and to increase net unrealized gains and losses by $69,551. As a result, the net investment income per share and the net realized and unrealized gains and losses per share remained unchanged and the ratio of net investment income to average net assets decreased by 0.01%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $4,952.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $3,699,168 of which AIM retained $200,301 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $2,406 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net

                        AIM V.I. GROWTH AND INCOME FUND
assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $68 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $8,696 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $2,718 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,718.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of year                      --      $        --
----------------------------------------------------------
Written                             4,500        1,161,228
----------------------------------------------------------
Closed                             (4,500)      (1,161,228)
==========================================================
End of year                            --      $        --
__________________________________________________________
==========================================================


NOTE 8-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                   2001            2000
                               ------------    -------------
Distributions paid from:
  Ordinary income              $    949,042    $  18,680,075
------------------------------------------------------------
  Long-term capital gain                 --       59,588,992
============================================================
                               $    949,042    $  78,269,067
____________________________________________________________
============================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $   2,841,749
---------------------------------------------------------
Capital loss carryforward                    (381,066,339)
---------------------------------------------------------
Unrealized appreciation                       153,953,547
=========================================================
                                            $(224,271,043)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 9-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,567,554,660 and $1,516,014,961, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 289,572,319
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (78,596,083)
=========================================================
Net unrealized appreciation of
  investment securities                     $ 210,976,236
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,707,258,494.

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                           2000
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    ------------
Sold:
  Series I                                                     7,365,570    $ 166,787,363    17,898,904    $561,469,804
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      21,324          426,369            --              --
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        48,068          948,866     2,833,782      78,269,067
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                           9              176            --              --
=======================================================================================================================
Issued in connection with acquisitions:**
  Series I                                                            --               --       786,467      26,024,265
=======================================================================================================================
Reacquired:
  Series I                                                    (8,516,539)    (175,283,695)   (2,859,510)    (89,089,225)
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,520)         (30,247)           --              --
=======================================================================================================================
                                                              (1,083,088)   $  (7,151,168)   18,659,643    $576,673,911
_______________________________________________________________________________________________________________________
=======================================================================================================================

 * Series II shares commenced sales on October 24, 2001.
** As of the close of business on September 15, 2000, the Fund acquired all the net assets of AIM V.I. Global Growth and Income Fund pursuant to a plan of reorganization approved by the Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 786,467 shares of the Fund for 2,294,201 shares of AIM V.I. Global Growth and Income Fund outstanding as of the close of business on September 15, 2000. AIM V.I. Global Growth and Income Fund's net assets at that date were $26,024,265 including $2,170,708 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,932,661,113.

NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          SERIES I
                                                              ----------------------------------------------------------------
                                                                                  YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------------
                                                                 2001        2000(a)       1999(a)       1998(a)        1997
                                                              ----------    ----------    ----------    ----------    --------
Net asset value, beginning of period                          $    26.19    $    31.59    $    23.75    $    18.87    $  15.03
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.03(b)       0.01          0.06          0.26        0.13
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.01)        (4.56)         8.05          4.95        3.74
==============================================================================================================================
    Total from investment operations                               (5.98)        (4.55)         8.11          5.21        3.87
==============================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.01)        (0.04)        (0.16)        (0.09)      (0.01)
------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                               --         (0.81)        (0.11)        (0.24)      (0.02)
==============================================================================================================================
    Total distributions                                            (0.01)        (0.85)        (0.27)        (0.33)      (0.03)
==============================================================================================================================
Net asset value, end of period                                $    20.20    $    26.19    $    31.59    $    23.75    $  18.87
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(c)                                                   (22.83)%      (14.56)%       34.25%        27.68%      25.72%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,916,875    $2,514,262    $2,443,264    $1,262,059    $639,113
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                             0.82%(d)      0.84%         0.77%         0.65%       0.69%
==============================================================================================================================
Ratio of net investment income to average net assets                0.12%(d)      0.04%         0.22%         1.34%       1.15%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                               73%           75%           93%          140%        135%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted new provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have remained unchanged and the ratio of net investment income to average net assets would have been 0.13%. Per share and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $2,109,574,038.

                        AIM V.I. GROWTH AND INCOME FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. High Yield Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. High Yield Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period May 1, 1998 (commencement of operations) through December 31, 1998 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                            AIM V.I. HIGH YIELD FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
BONDS & NOTES-95.11%

AEROSPACE & DEFENSE-0.99%

Dunlop Standard Aerospace Holdings PLC
  (United Kingdom), Sr. Unsec. Sub. Yankee
  Notes, 11.88%, 05/15/09                      $  280,000   $   284,200
=======================================================================

AIRLINES-0.67%

Air Canada (Canada), Sr. Unsec. Yankee Notes,
  10.25%, 03/15/11                                 95,000        59,375
-----------------------------------------------------------------------
Northwest Airlines Inc., Sr. Unsec. Gtd.
  Notes, 8.88%, 06/01/06                          160,000       132,947
=======================================================================
                                                                192,322
=======================================================================

ALTERNATIVE CARRIERS-2.58%

Global Crossing Holdings Ltd. (Bermuda), Sr.
  Unsec. Gtd. Yankee Notes, 8.70%, 08/01/07        90,000        10,800
-----------------------------------------------------------------------
GT Group Telecom Inc. (Canada), Sr. Unsec.
  Disc. Yankee Notes, 13.25%, 02/01/10(a)         500,000        70,000
-----------------------------------------------------------------------
Intermedia Communications Inc.,
  Series B, Sr. Sub. Disc. Notes, 12.25%,
    03/01/09(a)                                   100,000        89,250
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 8.60%, 06/01/08               170,000       172,975
-----------------------------------------------------------------------
  Series B, Sr. Unsec. Notes, 9.50%, 03/01/09     375,000       400,312
=======================================================================
                                                                743,337
=======================================================================

APPAREL & ACCESSORIES-0.22%

William Carter Co. (The), Sr. Sub. Notes,
  10.88%, 08/15/11(b)                              60,000        64,800
=======================================================================

APPAREL RETAIL-0.69%

Big 5 Corp.-Series B, Sr. Unsec. Notes,
  10.88%, 11/15/07                                200,000       198,000
=======================================================================

AUTO PARTS & EQUIPMENT-0.53%

Advance Stores Co., Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 10.25%, 04/15/08               150,000       153,750
=======================================================================

BROADCASTING & CABLE TV-15.20%

Acme Communications, Inc.-Series B, Sr.
  Unsec. Unsub. Gtd. Notes, 10.88%, 09/30/04      150,000       144,750
-----------------------------------------------------------------------
Adelphia Communications Corp.,
  Series B, Sr. Unsec. Notes, 9.88%, 03/01/07     140,000       138,600
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 10.88%, 10/01/10              195,000       200,850
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.25%, 06/15/11         130,000       130,000
-----------------------------------------------------------------------
Allbritton Communications Co.,
  Sr. Sub. Notes, 8.88%, 02/01/08                 100,000       105,500
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Deb., 9.75%, 11/30/07            50,000        53,000
-----------------------------------------------------------------------
Callahan Nordrhein Westfalen (Germany), Sr.
  Unsec. Yankee Notes, 14.00%, 07/15/10           200,000       129,000
-----------------------------------------------------------------------
CanWest Media Inc. (Canada), Sr. Unsec. Sub.
  Yankee Notes, 10.63%, 05/15/11                  200,000       213,500
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
BROADCASTING & CABLE TV-(CONTINUED)

Charter Communications Holdings, LLC/Charter
  Communications Holdings Capital Corp.,
  Sr. Unsec. Disc. Notes, 9.92%, 04/01/11(a)   $  150,000   $   108,750
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.63%, 11/15/09          120,000       121,800
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 10.75%, 10/01/09         190,000       200,925
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 11.13%, 01/15/11          60,000        63,750
-----------------------------------------------------------------------
CSC Holdings Inc.,
  Series B, Sr. Unsec. Notes, 7.63%, 04/01/11     150,000       151,126
-----------------------------------------------------------------------
  Sr. Unsec. Deb., 7.63%, 07/15/18                 60,000        56,659
-----------------------------------------------------------------------
  Sr. Unsec. Deb., 7.88%, 02/15/18                 75,000        72,521
-----------------------------------------------------------------------
Diamond Cable Communications PLC (United
  Kingdom),
  Sr. Unsec. Disc. Yankee Notes, 10.75%,
    02/15/07(a)                                   255,000        59,925
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Disc. Yankee Notes,
    13.25%, 09/30/04                              250,000        68,750
-----------------------------------------------------------------------
Echostar Broadband Corp., Sr. Unsec. Notes,
  10.38%, 10/01/07                                 95,000        99,750
-----------------------------------------------------------------------
Fox Family Worldwide, Inc., Sr. Unsec. Notes,
  10.25%, 11/01/07                                250,000       250,155
-----------------------------------------------------------------------
Insight Midwest, L.P., Sr. Unsec. Notes,
  10.50%, 11/01/10                                190,000       205,675
-----------------------------------------------------------------------
Knology Holdings, Inc., Sr. Unsub. Disc.
  Notes, 11.88%, 10/15/07(a)                      190,000        86,925
-----------------------------------------------------------------------
Mediacomm LLC, Sr. Unsec. Notes, 9.50%,
  01/15/13                                        240,000       250,800
-----------------------------------------------------------------------
NTL Communications Corp., Sr. Unsec. Disc.
  Notes, 12.38%, 10/01/08(a)                      750,000       185,625
-----------------------------------------------------------------------
ONO Finance PLC (United Kingdom), Sr. Unsec.
  Gtd. Euro Notes, 13.00%, 05/01/09               550,000       426,250
-----------------------------------------------------------------------
Pegasus Communications Corp.-Series B, Sr.
  Notes, 9.63%, 10/15/05                          320,000       289,600
-----------------------------------------------------------------------
Radio One, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 8.88%, 07/01/11                      70,000        73,150
-----------------------------------------------------------------------
Salem Communications Holding Corp.-Series B,
  Sr. Unsec. Gtd. Sub. Notes, 9.00%, 07/01/11      90,000        93,465
-----------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Sr. Sub.
  Notes, 8.75%, 12/15/11(b)                        90,000        90,450
-----------------------------------------------------------------------
Telewest Communications PLC (United Kingdom),
  Sr. Unsec. Yankee Deb., 9.63%, 10/01/06         175,000       121,625
-----------------------------------------------------------------------
United Pan-Europe Communications N.V.
  (Netherlands),
  Series B, Sr. Unsec. Yankee Notes, 11.25%,
    02/01/10                                      360,000        64,800
-----------------------------------------------------------------------
  Series B, Sr. Unsec. Yankee Notes, 11.50%,
    02/01/10                                      150,000        27,000
-----------------------------------------------------------------------
Young Broadcasting Inc., Sr. Unsec. Notes,
  8.50%, 12/15/08                                  90,000        91,350
=======================================================================
                                                              4,376,026
=======================================================================

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

BUILDING PRODUCTS-1.20%

Brand Services, Inc., Sr. Unsec. Notes,
  10.25%, 02/15/08                             $  135,000   $   127,575
-----------------------------------------------------------------------
MMI Products, Inc.-Series B, Sr. Unsec. Sub.
  Notes, 11.25%, 04/15/07                         235,000       217,962
=======================================================================
                                                                345,537
=======================================================================

CASINOS & GAMING-4.71%

Ameristar Casinos, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.75%, 02/15/09                         220,000       238,700
-----------------------------------------------------------------------
Argosy Gaming Co., Sr. Unsec. Sub. Notes,
  9.00%, 09/01/11                                  50,000        52,625
-----------------------------------------------------------------------
Boyd Gaming Corp.,
  Sr. Unsec. Notes, 9.25%, 08/01/09(b)            115,000       117,300
-----------------------------------------------------------------------
  Sr. Unsec. Sub. Notes, 9.50%, 07/15/07           40,000        40,000
-----------------------------------------------------------------------
Herbst Gaming Inc., Sr. Sec. Notes, 10.75%,
  09/01/08(b)                                     150,000       155,250
-----------------------------------------------------------------------
Hollywood Casino Corp.-Class A, Sr. Sec. Gtd.
  Notes, 11.25%, 05/01/07                         105,000       114,712
-----------------------------------------------------------------------
Hollywood Casino Corp./Shreveport Capital
  Corp., Sr. Unsec. Gtd. First Mortgage
  Notes, 13.00%, 08/01/06                         166,000       158,530
-----------------------------------------------------------------------
Isle of Capri Casinos, Inc., Unsec. Gtd. Sub.
  Notes, 8.75%, 04/15/09                          100,000        96,250
-----------------------------------------------------------------------
MGM Mirage Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.75%, 06/01/07                                 180,000       189,450
-----------------------------------------------------------------------
Park Place Entertainment Corp., Sr. Unsec.
  Notes, 7.50%, 09/01/09                          100,000        97,276
-----------------------------------------------------------------------
Resort at Summerlin LP-Series B, Sr. Sub.
  Notes, 13.00%, 12/15/07(c)                      608,000             6
-----------------------------------------------------------------------
Venetian Casino Resort LLC, Sec. Gtd.
  Mortgage Notes, 12.25%, 11/15/04                 95,000        96,425
=======================================================================
                                                              1,356,524
=======================================================================

COMMODITY CHEMICALS-1.25%

ISP Chemo Inc.-Series B, Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 07/01/11                         140,000       147,700
-----------------------------------------------------------------------
Lyondell Chemical Co., Sr. Sec. Notes, 9.50%,
  12/15/08(b)                                     160,000       159,200
-----------------------------------------------------------------------
Millennium America, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 9.25%, 06/15/08                      50,000        51,750
=======================================================================
                                                                358,650
=======================================================================

CONSTRUCTION & ENGINEERING-0.74%

Schuff Steel Co., Sr. Unsec. Gtd. Sub. Notes,
  10.50%, 06/01/08                                220,000       213,400
=======================================================================

CONSTRUCTION & FARM MACHINERY-1.29%

AGCO Corp., Sr. Unsec. Gtd. Notes, 9.50%,
  05/01/08                                        210,000       220,500
-----------------------------------------------------------------------
Terex Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.25%, 07/15/11(b)                              150,000       150,750
=======================================================================
                                                                371,250
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

DIVERSIFIED COMMERCIAL SERVICES-0.99%

Louisiana-Pacific Corp., Sr. Unsec. Sub.
  Notes, 10.88%, 11/15/08                      $  100,000   $    98,500
-----------------------------------------------------------------------
Tekni-Plex, Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Notes, 12.75%, 06/15/10                    190,000       188,100
=======================================================================
                                                                286,600
=======================================================================

DIVERSIFIED METALS & MINING-0.48%

Bulong Operations PTV Ltd. (Australia), Sr.
  Sec. Yankee Notes, 12.50%, 12/15/08(c)(d)       700,000        17,500
-----------------------------------------------------------------------
Neenah Corp.-Series D, Sr. Sub. Notes,
  11.13%, 05/01/07                                220,000       119,900
=======================================================================
                                                                137,400
=======================================================================

DRUG RETAIL-0.57%

Rite Aid Corp., Sr. Unsec. Unsub. Notes,
  7.13%, 01/15/07                                 200,000       163,000
=======================================================================

ELECTRIC UTILITIES-3.73%

AES Corp. (The), Sr. Unsec. Notes,
  Sr. Unsec. Notes, 9.50%, 06/01/09               170,000       152,150
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 8.75%, 06/15/08        190,000       168,150
-----------------------------------------------------------------------
  Sr. Unsec. Unsub. Notes, 9.38%, 09/15/10         90,000        80,100
-----------------------------------------------------------------------
Calpine Canada Energy Finance ULC (Canada),
  Sr. Unsec. Gtd. Yankee Notes, 8.50%,
  05/01/08                                        185,000       168,350
-----------------------------------------------------------------------
Calpine Corp., Sr. Unsec. Notes, 8.63%,
  08/15/10                                        200,000       179,000
-----------------------------------------------------------------------
CMS Energy Corp., Sr. Unsec. Unsub. Notes,
  8.90%, 07/15/08                                 160,000       163,200
-----------------------------------------------------------------------
Mission Energy Holding Co., Sr. Sec. Notes,
  13.50%, 07/15/08                                150,000       164,250
=======================================================================
                                                              1,075,200
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-2.25%

Cherokee International LCC-Series B, Sr.
  Unsec. Sub. Notes, 10.50%, 05/01/09             200,000       101,000
-----------------------------------------------------------------------
Dayton Superior Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 06/15/09                         220,000       223,300
-----------------------------------------------------------------------
Flextronics International Ltd. (Singapore),
  Sr. Unsec. Sub. Yankee Notes, 9.88%,
  07/01/10                                        170,000       182,750
-----------------------------------------------------------------------
Knowles Electronics Inc., Sr. Unsec. Gtd.
  Sub. Notes, 13.13%, 10/15/09                    140,000       142,100
=======================================================================
                                                                649,150
=======================================================================

EMPLOYMENT SERVICES-0.53%

MSX International, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 11.38%, 01/15/08                         190,000       152,950
=======================================================================

ENVIRONMENTAL SERVICES-1.44%

Allied Waste North America Inc.,
  Series B, Sr. Unsec. Gtd. Sub. Notes,
    10.00%, 08/01/09                              255,000       263,925
-----------------------------------------------------------------------
  Sr. Notes, 8.50%, 12/01/08                      150,000       152,250
=======================================================================
                                                                416,175
=======================================================================

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

FERTILIZERS & AGRICULTURAL CHEMICALS-0.56%

IMC Global Inc.-Series B, Sr. Unsec. Gtd.
  Notes, 11.25%, 06/01/11                      $  150,000   $   160,500
=======================================================================

FOOD DISTRIBUTORS-0.67%

Fleming Companies, Inc., Sr. Sub. Notes,
  10.63%, 07/31/07                                200,000       192,500
=======================================================================

FOREST PRODUCTS-0.85%

Millar Western Forest Products Ltd. (Canada),
  Sr. Unsec. Yankee Notes, 9.88%, 05/15/08        250,000       245,000
=======================================================================

GAS UTILITIES-0.13%

Amerigas Partners, L.P., Sr. Unsec. Notes,
  8.88%, 05/20/11(b)                               35,000        36,400
=======================================================================

GENERAL MERCHANDISE STORES-0.92%

Pantry, Inc. (The), Sr. Unsec. Gtd. Sub.
  Notes, 10.25%, 10/15/07                         160,000       158,000
-----------------------------------------------------------------------
Travelcenters of America Inc., Sr. Unsec.
  Gtd. Sub. Notes, 12.75%, 05/01/09               100,000       106,500
=======================================================================
                                                                264,500
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.46%

Fresenius Medical Care Capital Trust IV, Sec.
  Gtd. Notes, 7.88%, 06/15/11                      65,000        65,000
-----------------------------------------------------------------------
Vanguard Health Systems, Inc., Sr. Sub.
  Notes, 9.75%, 08/01/11(b)                        65,000        66,950
=======================================================================
                                                                131,950
=======================================================================

HEALTH CARE EQUIPMENT-1.79%

Alaris Medical Systems, Inc., Sr. Sec. Notes,
  11.63%, 12/01/06 (Acquired 10/11/01; Cost
  $150,000)(e)                                    150,000       162,750
-----------------------------------------------------------------------
CONMED Corp., Sr. Unsec. Gtd. Sub. Notes,
  9.00%, 03/15/08                                 200,000       203,000
-----------------------------------------------------------------------
Radiologix, Inc., Sr. Unsec. Gtd. Notes,
  10.50%, 12/15/08(b)                             150,000       150,750
=======================================================================
                                                                516,500
=======================================================================

HEALTH CARE FACILITIES-2.81%

Hanger Orthopedic Group, Inc., Sr. Sub.
  Notes, 11.25%, 06/15/09                         150,000       140,250
-----------------------------------------------------------------------
IASIS Healthcare Corp., Sr. Unsec. Gtd. Sub.
  Notes, 13.00%, 10/15/09                         140,000       152,600
-----------------------------------------------------------------------
InSight Health Services Corp., Sr. Sub.
  Notes, 9.88%, 11/01/11                           75,000        78,000
-----------------------------------------------------------------------
Magellan Health Services, Inc., Sr. Notes,
  9.38%, 11/15/07(b)                               65,000        66,300
-----------------------------------------------------------------------
Select Medical Corp., Sr. Unsec. Sub. Notes,
  9.50%, 06/15/09                                  95,000        95,000
-----------------------------------------------------------------------
Triad Hospitals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 8.75%, 05/01/09                      75,000        79,125
-----------------------------------------------------------------------
United Surgical Partners International, Inc.,
  Sr. Unsec. Sub. Notes, 10.00%, 12/15/11(b)      200,000       197,000
=======================================================================
                                                                808,275
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

HEALTH CARE SUPPLIES-0.87%

DJ Orthopedics, LLC, Sr. Unsec. Gtd. Sub.
  Notes, 12.63%, 06/15/09                      $  225,000   $   252,000
=======================================================================

HOME FURNISHINGS-1.64%

Falcon Products, Inc.-Series B, Sr. Unsec.
  Gtd. Sub. Notes, 11.38%, 06/15/09               200,000       181,000
-----------------------------------------------------------------------
O'Sullivan Industries, Inc.-Series B, Sr.
  Unsec. Gtd. Sub. Notes, 13.38%, 10/15/09         80,000        71,600
-----------------------------------------------------------------------
Sealy Mattress Co., Sr. Sub. Notes, 9.88%,
  12/15/07(b)                                     200,000       199,000
-----------------------------------------------------------------------
Winsloew Furniture, Inc.-Series B, Sr. Gtd.
  Sub. Notes, 12.75%, 08/15/07                     30,000        21,150
=======================================================================
                                                                472,750
=======================================================================

HOMEBUILDING-2.24%

K Hovnanian Enterprises, Inc., Sr. Unsec.
  Gtd. Notes, 10.50%, 10/01/07                    105,000       109,725
-----------------------------------------------------------------------
Schuler Homes, Inc.,
  Sr. Sub. Notes, 10.50%, 07/15/11(b)             115,000       120,463
-----------------------------------------------------------------------
  Sr. Unsec. Gtd. Notes, 9.00%, 04/15/08          200,000       206,000
-----------------------------------------------------------------------
WCI Communities Inc., Sr. Unsec. Gtd. Sub.
  Notes, 10.63%, 02/15/11                         200,000       208,000
=======================================================================
                                                                644,188
=======================================================================

HOTELS-1.95%

Host Marriott Corp., Sr. Sec. Gtd. Notes,
  7.88%, 08/01/08                                 200,000       185,000
-----------------------------------------------------------------------
Intrawest Corp. (Canada), Sr. Unsec. Yankee
  Notes, 10.50%, 02/01/10                         255,000       256,275
-----------------------------------------------------------------------
Sun International Hotels Ltd. (Bahamas), Sr.
  Unsec. Gtd. Sub. Yankee Notes, 8.88%,
  08/15/11                                        125,000       119,375
=======================================================================
                                                                560,650
=======================================================================

HOUSEHOLD APPLIANCES-0.34%

Salton, Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.75%, 12/15/05                                100,000        98,500
=======================================================================

INDUSTRIAL CONGLOMERATES-0.66%

Jordan Industries, Inc.-Series D, Sr. Unsec.
  Notes, 10.38%, 08/01/07                          70,000        35,350
-----------------------------------------------------------------------
Vicar Operating, Inc., Sr. Sub. Notes, 9.88%,
  12/01/09 (Acquired 11/20/01; Cost
  $150,000)(e)                                    150,000       153,750
=======================================================================
                                                                189,100
=======================================================================

INDUSTRIAL MACHINERY-0.33%

Actuant Corp., Sr. Unsec. Gtd. Sub. Notes,
  13.00%, 05/01/09                                 25,000        27,250
-----------------------------------------------------------------------
Hanover Equipment Trust 2001 A, Sr. Sec.
  Notes,
  8.50%, 09/01/08(b)                               50,000        52,250
-----------------------------------------------------------------------
  8.75%, 09/01/11(b)                               15,000        15,600
=======================================================================
                                                                 95,100
=======================================================================

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

INTEGRATED TELECOMMUNICATION SERVICES-3.90%

ICG Services, Inc., Sr. Unsec. Disc. Notes,
  10.00%, 02/15/08(c)                          $  600,000   $    36,000
-----------------------------------------------------------------------
Jazztel PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 14.00%, 04/01/09                  500,000       242,500
-----------------------------------------------------------------------
KMC Telecom Holdings, Inc., Sr. Unsec. Notes,
  13.50%, 05/15/09                              1,000,000        95,000
-----------------------------------------------------------------------
Madison River Capital LLC/Madison River
  Finance Corp., Sr. Unsec. Notes, 13.25%,
  03/01/10                                        180,000       130,500
-----------------------------------------------------------------------
NTELOS Inc., Sr. Unsec. Notes, 13.00%,
  08/15/10                                        265,000       176,225
-----------------------------------------------------------------------
NTL Inc.-Series B, Sr. Disc. Notes, 11.50%,
  02/01/06                                        150,000        51,750
-----------------------------------------------------------------------
PF.Net Communications, Inc., Sr. Unsec.
  Notes, 13.75%, 05/15/10                         300,000        61,500
-----------------------------------------------------------------------
PTC International Finance II S.A.
  (Luxembourg), Sr. Unsec. Gtd. Sub. Yankee
  Notes, 11.25%, 12/01/09                         200,000       204,000
-----------------------------------------------------------------------
Time Warner Telecom Inc., Sr. Unsec. Sub.
  Notes, 10.13%, 02/01/11                         155,000       124,775
=======================================================================
                                                              1,122,250
=======================================================================

INTERNET SOFTWARE & SERVICES-0.56%

Equinix, Inc., Sr. Unsec. Notes, 13.00%,
  12/01/07                                        310,000        99,975
-----------------------------------------------------------------------
Globix Corp., Sr. Unsec. Notes, 12.50%,
  02/01/10                                        300,000        61,500
=======================================================================
                                                                161,475
=======================================================================

LEISURE PRODUCTS-0.49%

Six Flags, Inc., Sr. Unsec. Notes, 9.75%,
  06/15/07                                        140,000       142,100
=======================================================================

LIFE & HEALTH INSURANCE-0.20%

Conseco, Inc., Sr. Unsec. Notes,
  8.75%, 02/09/04                                  30,000        14,250
-----------------------------------------------------------------------
  10.75%, 06/15/08                                100,000        44,500
=======================================================================
                                                                 58,750
=======================================================================

MEAT POULTRY & FISH-0.26%

Pilgrim's Pride Corp.-Class B, Sr. Unsec.
  Gtd. Sub. Notes, 9.63%, 09/15/11                 70,000        74,200
=======================================================================

MOVIES & ENTERTAINMENT-1.78%

Alliance Atlantis Communications Inc.
  (Canada), Sr. Unsec. Sub. Yankee Notes,
  13.00%, 12/15/09                                175,000       189,875
-----------------------------------------------------------------------
AMC Entertainment Inc., Sr. Unsec. Sub.
  Notes, 9.50%, 02/01/11                          240,000       235,200
-----------------------------------------------------------------------
Nextmedia Operating Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.75%, 07/01/11(b)                  85,000        87,763
=======================================================================
                                                                512,838
=======================================================================

OIL & GAS DRILLING-0.94%

Pride International, Inc., Sr. Unsec. Notes,
  10.00%, 06/01/09                                250,000       271,250
=======================================================================

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE

OIL & GAS EQUIPMENT & SERVICES-0.50%

SESI, LLC, Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                     $  150,000   $   144,000
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-3.33%

Abraxas Petroleum Corp.-Series B, Sr. Sec.
  Gtd. Notes, 12.88%, 03/15/03                    220,000       222,200
-----------------------------------------------------------------------
Chesapeake Energy Corp., Sr. Unsec. Gtd.
  Notes, 8.38%, 11/01/08                          100,000        99,500
-----------------------------------------------------------------------
Comstock Resources, Inc., Sr. Unsec. Gtd.
  Notes, 11.25%, 05/01/07                         200,000       197,000
-----------------------------------------------------------------------
Frontier Oil Corp., Sr. Unsec. Notes, 11.75%,
  11/15/09                                        270,000       288,900
-----------------------------------------------------------------------
Westport Resources Corp., Sr. Unsec. Sub.
  Notes, 8.25%, 11/01/11                          150,000       152,250
=======================================================================
                                                                959,850
=======================================================================

OIL & GAS REFINING & MARKETING-1.36%

Texas Petrochemical Corp., Sr. Unsec. Sub.
  Notes, 11.13%, 07/01/06                         155,000       127,875
-----------------------------------------------------------------------
Western Gas Resources, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 10.00%, 06/15/09                    250,000       263,750
=======================================================================
                                                                391,625
=======================================================================

PAPER PACKAGING-0.58%

Plastipak Holdings Inc., Sr. Notes, 10.75%,
  09/01/11(b)                                      85,000        89,675
-----------------------------------------------------------------------
Riverwood International Corp., Sr. Unsec.
  Gtd. Notes, 10.25%, 04/01/06                     75,000        77,250
=======================================================================
                                                                166,925
=======================================================================

PAPER PRODUCTS-0.66%

Appleton Papers Inc., Sr. Sub. Notes, 12.50%,
  12/15/08(b)                                     200,000       189,000
=======================================================================

PERSONAL PRODUCTS-1.53%

Armkel, LLC, Sr. Sub. Notes, 9.50%,
  08/15/09(b)                                      70,000        73,850
-----------------------------------------------------------------------
Elizabeth Arden, Inc., Sr. Sec. Notes,
  11.75%, 02/01/11                                250,000       260,000
-----------------------------------------------------------------------
Playtex Products, Inc., Sr. Unsec. Gtd. Sub.
  Notes, 9.38%, 06/01/11                          100,000       105,500
=======================================================================
                                                                439,350
=======================================================================

PHARMACEUTICALS-1.97%

Warner Chilcott, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 12.63%, 02/15/08                    500,000       567,500
=======================================================================

PHOTOGRAPHIC PRODUCTS-0.07%

Polaroid Corp., Sr. Unsec. Notes, 11.50%,
  02/15/06(c)                                     200,000        19,000
=======================================================================

PUBLISHING & PRINTING-0.53%

PRIMEDIA Inc., Sr. Unsec. Gtd. Notes, 8.88%,
  05/15/11                                        170,000       153,850
=======================================================================

RAILROADS-2.56%

Kansas City Southern Railway, Sr. Unsec. Gtd.
  Notes, 9.50%, 10/01/08                          300,000       328,500
-----------------------------------------------------------------------

                            AIM V.I. HIGH YIELD FUND

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
RAILROADS-(CONTINUED)

Railamerica Transportation Corp., Sr. Unsec.
  Gtd. Sub. Notes, 12.88%, 08/15/10            $  175,000   $   181,125
-----------------------------------------------------------------------
TFM S.A. de C.V. (Mexico), Sr. Unsec. Gtd.
  Disc. Yankee Deb., 11.75%, 06/15/09(a)          255,000       228,225
=======================================================================
                                                                737,850
=======================================================================

REAL ESTATE INVESTMENT TRUSTS-1.12%

Host Marriott LP, Sr. Gtd. Notes, 9.25%,
  10/01/07                                        175,000       175,438
-----------------------------------------------------------------------
iStar Financial Inc., Sr. Unsec. Notes,
  8.75%, 08/15/08                                 145,000       146,450
=======================================================================
                                                                321,888
=======================================================================

SPECIALTY CHEMICALS-0.46%

OM Group, Inc., Sr. Gtd. Sub. Notes, 9.25%,
  12/15/11(b)                                     130,000       131,950
=======================================================================

SPECIALTY STORES-2.03%

CSK Auto Inc.,
  Series A, Sr. Gtd. Sub. Deb., 11.00%,
    11/01/06                                      150,000       135,750
-----------------------------------------------------------------------
  Sr. Gtd. Unsec. Notes, 12.00%, 06/15/06(b)       80,000        81,200
-----------------------------------------------------------------------
PETCO Animal Supplies, Inc., Sr. Sub. Notes,
  10.75%, 11/01/11                                200,000       208,000
-----------------------------------------------------------------------
United Rentals, Inc.-Series B, Sr. Unsec.
  Gtd. Notes, 10.75%, 04/15/08                    150,000       159,750
=======================================================================
                                                                584,700
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.91%

Filtronic PLC (United Kingdom), Sr. Unsec.
  Yankee Notes, 10.00%, 12/01/05                  100,000        90,500
-----------------------------------------------------------------------
SBA Communications Corp., Sr. Unsec. Notes,
  10.25%, 02/01/09                                150,000       129,750
-----------------------------------------------------------------------
Spectrasite Holdings, Inc.,
  Series B, Sr. Unsec. Sub. Notes, 12.50%,
    11/15/10                                      275,000       147,125
-----------------------------------------------------------------------
  Sr. Disc. Notes, 12.00%, 07/15/08(a)            400,000       132,000
-----------------------------------------------------------------------
  Sr. Unsec. Disc. Notes, 11.25%, 04/15/09(a)     185,000        50,875
=======================================================================
                                                                550,250
=======================================================================

TEXTILES-0.56%

Cabot Safety Corp., Sr. Sub. Notes, 12.50%,
  07/15/05                                        160,000       160,800
=======================================================================

TRUCKING-1.74%

Avis Group Holdings, Inc., Sr. Unsec. Gtd.
  Sub. Notes, 11.00%, 05/01/09                    275,000       292,188
-----------------------------------------------------------------------
North American Van Lines Inc., Sr. Sub.
  Notes, 13.38%, 12/01/09(b)                      220,000       210,100
=======================================================================
                                                                502,288
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-9.79%

AirGate PCS, Inc., Sr. Sub. Disc. Notes,
  13.50%, 10/01/09(a)(f)                          190,000       144,400
-----------------------------------------------------------------------

                                               PRINCIPAL      MARKET
                                                 AMOUNT        VALUE
WIRELESS TELECOMMUNICATION SERVICES-(CONTINUED)

Alamosa Delaware Inc., Sr. Unsec. Gtd. Notes,
  12.50%, 02/01/11                             $  160,000   $   162,400
-----------------------------------------------------------------------
  13.63%, 08/15/11                                 30,000        31,650
-----------------------------------------------------------------------
Alamosa Holdings, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 12.88%, 02/15/10(a)                       60,000        36,900
-----------------------------------------------------------------------
American Tower Corp., Sr. Notes, 9.38%,
  02/01/09                                        115,000        92,863
-----------------------------------------------------------------------
Crown Castle International Corp.,
  Sr. Unsec. Disc. Notes, 10.63%, 11/15/07(a)     400,000       348,000
-----------------------------------------------------------------------
  Sr. Unsec. Notes, 10.75%, 08/01/11              140,000       137,200
-----------------------------------------------------------------------
Horizon PCS, Inc., Sr. Unsec. Gtd. Disc.
  Notes, 14.00%, 10/01/10(a)                      460,000       241,500
-----------------------------------------------------------------------
iPCS, Inc., Sr. Unsec. Disc. Notes, 14.00%,
  07/15/10(a)                                     200,000       134,000
-----------------------------------------------------------------------
IWO Holdings, Inc., Sr. Unsec. Gtd. Notes,
  14.00%, 01/15/11                                240,000       253,200
-----------------------------------------------------------------------
Microcell Telecommunications Inc. (Canada)-
  Series B, Sr. Disc. Yankee Notes, 14.00%,
  06/01/06                                        250,000       217,500
-----------------------------------------------------------------------
Nextel Communications, Inc., Sr. Unsec.
  Notes, 9.50%, 02/01/11                          240,000       187,200
-----------------------------------------------------------------------
Price Communications Wireless, Inc.-Series B,
  Sr. Sec. Gtd. Notes, 9.13%, 12/15/06            200,000       210,000
-----------------------------------------------------------------------
Tritel PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  10.38%, 01/15/11                                160,000       181,600
-----------------------------------------------------------------------
Triton PCS Inc., Sr. Unsec. Gtd. Sub. Notes,
  9.38%, 02/01/11                                 100,000       103,500
-----------------------------------------------------------------------
UbiquiTel Operating Co., Sr. Unsec. Gtd.
  Disc. Sub. Notes, 14.00%, 04/15/10(a)           505,000       272,700
-----------------------------------------------------------------------
US Unwired Inc.-Series B, Sr. Unsec. Gtd.
  Sub. Disc. Notes, 13.38%, 11/01/09(a)            90,000        64,800
=======================================================================
                                                              2,819,413
=======================================================================
    Total Bonds & Notes (Cost $32,744,286)                   27,389,286
=======================================================================

                                                 SHARES
DOMESTIC COMMON STOCKS-0.81%

BROADCASTING & CABLE TV-0.55%

CSC Holdings Inc., 11.125% PIK Pfd.                 1,500       158,625
=======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.00%

World Access, Inc.-Series D, Conv. Pfd.
  (Acquired 03/03/00; Cost $97,271)(e)(g)             100             0
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.26%

AirGate PCS, Inc.(g)                                  365        16,626
-----------------------------------------------------------------------
Crown Castle International Corp.(g)                   510         5,447
-----------------------------------------------------------------------
Crown Castle International Corp.-$3.13 Conv.
  Pfd.(g)                                           2,000        52,000
=======================================================================
                                                                 74,073
=======================================================================
    Total Domestic Common Stocks (Cost
      $364,088)                                                 232,698
=======================================================================

                            AIM V.I. HIGH YIELD FUND

                                                              MARKET
                                                 SHARES        VALUE

WARRANTS & OTHER INTERESTS-0.38%

ALTERNATIVE CARRIERS-0.01%

GT Group Telecom Inc. (Canada)-Wts., expiring
  02/01/10 (Acquired 09/18/00; Cost
  $52,402)(e)(h)                                      500   $     2,500
=======================================================================

BROADCASTING & CABLE TV-0.02%

ONO Finance PLC (United Kingdom)-Ctfs.,
  expiring 05/31/09(h)                                550         5,637
=======================================================================

CASINOS & GAMING-0.00%

Resort At Summerlin LP-Wts., expiring
  12/15/07(h)                                         467             5
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.01%

Dayton Superior-Wts., expiring 06/15/09
  (Acquired 08/07/00; Cost $0)(e)(h)                  220         4,455
=======================================================================

GENERAL MERCHANDISE STORES-0.01%

Travelcenters of America Inc.-Wts., expiring
  05/01/09 (Acquired 01/29/01; Cost $0)(e)(h)         300         3,075
=======================================================================

HOME FURNISHINGS-0.00%

Winsloew Escrow Corp.-Wts., expiring 08/15/07
  (Acquired 12/06/99; Cost $0)(e)(h)                   30            22
=======================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.00%

NTELOS Inc.-Wts., expiring 08/15/10 (Acquired
  11/15/00; Cost $0)(d)(e)(h)                         300             0
-----------------------------------------------------------------------
PF.Net Communications, Inc.-Wts., expiring
  05/15/10 (Acquired 07/19/00; Cost $0)(e)(h)         300             3
=======================================================================
                                                                      3
=======================================================================

INTERNET SOFTWARE & SERVICES-0.11%

Equinix, Inc.-Wts., expiring 12/01/07
  (Acquired 05/30/00; Cost $0)(e)(h)                  630        31,116
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

RAILROADS-0.03%

Railamerica Inc.-Wts., expiring 08/15/10
  (Acquired 10/05/00; Cost $0)(e)(h)                  175   $     8,794
=======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.19%

Horizon PCS, Inc.-Wts., Expiring 10/01/10
  (Acquired 05/02/01; Cost $0)(e)(h)                  500        20,125
-----------------------------------------------------------------------
iPCS, Inc.-Wts., expiring 7/15/10 (Acquired
  01/29/01; Cost $0)(e)(h)                            100         2,525
-----------------------------------------------------------------------
IWO Holdings Inc.-Wts., expiring 01/15/11
  (Acquired 08/24/01-09/04/01; Cost
  $2,600)(e)(h)                                       240        16,860
-----------------------------------------------------------------------
Ubiquitel Inc.-Wts., expiring 04/15/10
  (Acquired 08/10/00; Cost $0)(e)(h)                  300        15,000
=======================================================================
                                                                 54,510
=======================================================================
    Total Warrants & Other Interests (Cost
      $55,007)                                                  110,117
=======================================================================

MONEY MARKET FUNDS-1.24%

STIC Liquid Assets Portfolio(i)                   178,545       178,545
-----------------------------------------------------------------------
STIC Prime Portfolio(i)                           178,546       178,546
=======================================================================
    Total Money Market Funds (Cost $357,091)                    357,091
=======================================================================
TOTAL INVESTMENTS-97.54% (Cost $33,520,472)                  28,089,192
=======================================================================
OTHER ASSETS LESS LIABILITIES-2.46%                             709,512
=======================================================================
NET ASSETS-100.00%                                          $28,798,704
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

Conv.   - Convertible
Ctfs.   - Certificates
Deb.    - Debentures
Disc.   - Discounted
Gtd.    - Guaranteed
Pfd.    - Preferred
PIK     - Payment in Kind
Sec.    - Secured
Sr.     - Senior
Sub.    - Subordinated
Unsec.  - Unsecured
Unsub.  - Unsubordinated
Wts.    - Warrants

Notes to Schedule of Investments:

(a) Discounted bond at issue. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(b) Represents a security sold under Rule 144A, which is exempt from registration and may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $420,975, which represented 1.46% of the Fund's net assets.
(f) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes warrants to purchase common or preferred shares of the issuer.
(g)  Non-income producing security.
(h) Non-income producing security acquired as part of a unit with or in exchange for other securities.
(i) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $33,520,472)  $28,089,192
------------------------------------------------------------
Receivables for:
  Fund shares sold                                    23,017
------------------------------------------------------------
  Dividends and interest                             723,723
------------------------------------------------------------
Investment for deferred compensation plan             21,814
============================================================
    Total assets                                  28,857,746
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                               9,819
------------------------------------------------------------
  Deferred compensation plan                          21,814
------------------------------------------------------------
Accrued administrative services fees                  12,542
------------------------------------------------------------
Accrued trustees' fees                                   241
------------------------------------------------------------
Accrued transfer agent fees                              170
------------------------------------------------------------
Accrued operating expenses                            14,456
============================================================
    Total liabilities                                 59,042
============================================================
Net assets applicable to shares outstanding      $28,798,704
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $28,798,704
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           5,421,339
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      5.31
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Interest                                         $ 3,566,785
------------------------------------------------------------
Dividends from affiliated money market funds          80,076
------------------------------------------------------------
Dividends                                             10,686
============================================================
    Total investment income                        3,657,547
============================================================

EXPENSES:

Advisory fees                                        181,308
------------------------------------------------------------
Administrative services fees                         122,086
------------------------------------------------------------
Custodian fees                                        21,934
------------------------------------------------------------
Transfer agent fees                                    3,176
------------------------------------------------------------
Trustees' fees                                         8,824
------------------------------------------------------------
Professional fees                                     25,499
------------------------------------------------------------
Other                                                 12,806
============================================================
    Total expenses                                   375,633
============================================================
Less: Fees waived                                    (24,082)
------------------------------------------------------------
    Expenses paid indirectly                          (1,149)
============================================================
    Net expenses                                     350,402
============================================================
Net investment income                              3,307,145
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                      (6,354,746)
============================================================
Change in net unrealized appreciation of
  investment securities                            1,271,997
============================================================
Net gain (loss) from investment securities        (5,082,749)
============================================================
Net increase (decrease) in net assets resulting
  from operations                                $(1,775,604)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                 2001           2000
                                                              -----------    -----------
OPERATIONS:

  Net investment income                                       $ 3,307,145    $ 3,160,168
----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities          (6,354,746)    (2,368,962)
----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       1,271,997     (6,676,412)
========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (1,775,604)    (5,885,206)
========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                     (3,500,180)    (3,302,036)
----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      7,923,261     10,070,283
========================================================================================
    Net increase in net assets                                  2,647,477        883,041
========================================================================================

NET ASSETS:

  Beginning of year                                            26,151,227     25,268,186
========================================================================================
  End of year                                                 $28,798,704    $26,151,227
________________________________________________________________________________________
========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $44,154,693    $36,258,159
----------------------------------------------------------------------------------------
  Undistributed net investment income                            (308,871)      (141,556)
----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                 (9,615,838)    (3,259,286)
----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                 (5,431,280)    (6,706,090)
========================================================================================
                                                              $28,798,704    $26,151,227
________________________________________________________________________________________
========================================================================================

See Notes to Financial Statements.

                            AIM V.I. HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. High Yield Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income. The Fund will also consider the possibility of capital growth when it purchases and sells securities.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income (loss) was increased by $28,533, undistributed net realized gains decreased by $1,806 and shares of beneficial interest decreased by $26,727 as a result of capital loss carryforward reclassifications and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                            AIM V.I. HIGH YIELD FUND

   The Fund's capital loss carryforward of $8,645,713 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $  247,107   December 31, 2006
   -------------------------------
      545,518    December 31, 2007
   -------------------------------
     2,010,706   December 31, 2008
   -------------------------------
     5,842,382   December 31, 2009
   ===============================
    $8,645,713
   _______________________________
   ===============================

   As of December 31, 2001, the Fund has a post-October capital loss deferral of $893,056 which will be recognized in the following tax year.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $2,813 reduction in the cost of securities and a corresponding $2,813 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001.
  The effect of this change in 2001 was to decrease net investment income by $12,109, increase net unrealized gains and losses by $11,184, increase net realized gains and losses by $925. As a result the ratio of net investment income to average net assets decreased by 0.05%, the net investment income per share decreased by $0.01 and the net realized and unrealized gains and losses per share increased by $0.01.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.625% on the first $200 million of the Fund's average daily net assets, plus 0.55% on the next $300 million of the Fund's average daily net assets, plus 0.50% on the next $500 million of the Fund's average daily net assets, plus 0.45% on the Fund's average daily net assets in excess of $1 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $24,082.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $122,086 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $686 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,089 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $1,149 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,149.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                            AIM V.I. HIGH YIELD FUND

NOTE 7-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001          2000
                                   ----------    ----------
Distributions paid from:
  Ordinary income                  $3,500,180    $3,302,036
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                    $ (8,645,713)
---------------------------------------------------------
Unrealized appreciation (depreciation)         (6,710,276)
=========================================================
                                             $(15,355,989)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

NOTE 8-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $26,137,908 and $16,872,214, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                       $ 1,138,039
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (6,731,709)
=========================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $(5,593,670)
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
  $33,682,862.


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                         2000
                                                              --------------------------    ------------------------
                                                                SHARES         AMOUNT        SHARES        AMOUNT
                                                              ----------    ------------    ---------    -----------
Sold:
  Series I                                                     2,277,266    $ 14,617,884    1,470,878    $12,585,955
====================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       660,415       3,500,180      521,649      3,302,036
====================================================================================================================
Reacquired:
  Series I                                                    (1,633,796)    (10,194,803)    (675,118)    (5,817,708)
====================================================================================================================
                                                               1,303,885    $  7,923,261    1,317,409    $10,070,283
____________________________________________________________________________________________________________________
====================================================================================================================

                            AIM V.I. HIGH YIELD FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES I
                                                              -----------------------------------------------------
                                                                                                     MAY 1, 1998
                                                                                                   (DATE OPERATIONS
                                                                   YEAR ENDED DECEMBER 31,          COMMENCED) TO
                                                              ---------------------------------      DECEMBER 31,
                                                               2001           2000      1999(a)          1998
                                                              -------        -------    -------    ----------------
Net asset value, beginning of period                          $  6.35        $  9.02    $  8.84        $  10.00
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                          0.70(b)        0.91       1.03            0.39
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (1.01)         (2.64)     (0.10)          (1.15)
===================================================================================================================
    Total from investment operations                            (0.31)         (1.73)      0.93           (0.76)
===================================================================================================================
Less distributions from net investment income                   (0.73)         (0.94)     (0.75)          (0.40)
===================================================================================================================
Net asset value, end of period                                $  5.31        $  6.35    $  9.02        $   8.84
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(c)                                                 (4.85)%       (19.14)%    10.52%          (7.61)%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $28,799        $26,151    $25,268        $  7,966
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.21%(d)       1.13%      1.14%           1.13%(e)
-------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.29%(d)       1.19%      1.42%           2.50%(e)
===================================================================================================================
Ratio of net investment income to average net assets            11.39%(b)(d)   11.44%     11.07%           9.75%(e)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                            64%            72%       127%             39%
___________________________________________________________________________________________________________________
===================================================================================================================

(a)  Calculated using average shares outstanding.
(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Had the Fund not amortized premiums on debt securities, the net investment income per share would have been $0.71 and the ratio of net investment income to average net assets would have been 11.44%. Per share and ratios prior to January 1, 2001 have not been restated to reflect this change in presentation.
(c) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(d)  Ratios are based on average daily net assets of $29,009,233.
(e)  Annualized.

                            AIM V.I. HIGH YIELD FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-95.22%

AUSTRALIA-0.96%

AMP Ltd. (Multi-Line Insurance)                   176,100   $  1,658,875
------------------------------------------------------------------------
Coles Myer Ltd. (Food Retail)(a)                  393,900      1,690,280
========================================================================
                                                               3,349,155
========================================================================

BRAZIL-0.63%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                       108,400      2,199,436
========================================================================

CANADA-10.84%

Alberta Energy Co. Ltd. (Oil & Gas
  Exploration & Production)                        25,100        948,899
------------------------------------------------------------------------
Bank of Nova Scotia (Banks)                        62,000      1,907,213
------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                181,900     10,231,875
------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)          63,300      3,050,459
------------------------------------------------------------------------
Canadian Pacific Railway Ltd. (Railroads)(a)      106,000      2,137,849
------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                  69,500      2,807,105
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                    192,400      6,286,001
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-10/15/01; Cost $6,496,464)(b)            5,100        166,625
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      112,300      2,935,210
------------------------------------------------------------------------
Rogers Communications, Inc.-Class B
  (Broadcasting & Cable TV)                       117,000      1,993,617
------------------------------------------------------------------------
Shaw Communications Inc.-Class B
  (Broadcasting & Cable TV)                        82,500      1,750,974
------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                      41,200      1,566,097
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Gas Utilities)        154,000      1,922,581
========================================================================
                                                              37,704,505
========================================================================

DENMARK-2.49%

Danske Bank A.S. (Banks)                          297,700      4,778,892
------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)        95,178      3,893,775
========================================================================
                                                               8,672,667
========================================================================

FINLAND-0.84%

Nokia Oyj (Telecommunication Equipment)            72,400      1,869,736
------------------------------------------------------------------------
TietoEnator Oyj (IT Consulting & Services)(a)      40,000      1,061,183
========================================================================
                                                               2,930,919
========================================================================

FRANCE-14.79%

Altran Technologies S.A. (IT Consulting &
  Services)                                       132,539      5,998,226
------------------------------------------------------------------------
Assurances Generales de France (Multi-Line
  Insurance)                                       73,118      3,514,440
------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     52,500      3,733,646
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
FRANCE-(CONTINUED)

BNP Paribas S.A. (Banks)                           92,900   $  8,325,779
------------------------------------------------------------------------
Business Objects S.A. (Application
  Software)(a)                                     27,500        920,843
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  104,400      4,445,463
------------------------------------------------------------------------
Publicis Groupe S.A. (Advertising)                120,700      3,202,118
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          123,500      9,228,988
------------------------------------------------------------------------
Thomson Multimedia (Consumer Electronics)(a)       67,000      2,061,280
------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)           39,925      5,710,740
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            73,250      4,301,367
========================================================================
                                                              51,442,890
========================================================================

GERMANY-6.25%

Allianz A.G. (Multi-Line Insurance)                18,500      4,380,053
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                     191,410      9,541,564
------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
  Manufacturers)                                   30,016      1,058,626
------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               20,300      5,521,270
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        3,270      1,250,974
========================================================================
                                                              21,752,487
========================================================================

HONG KONG-0.90%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                    479,000      1,686,036
------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      75,500      1,457,150
========================================================================
                                                               3,143,186
========================================================================

INDIA-1.29%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                        53,079      4,484,086
========================================================================

IRELAND-1.88%

Bank of Ireland (Banks)                           445,200      4,220,185
------------------------------------------------------------------------
Elan Corp. PLC-ADR (Pharmaceuticals)(a)            51,800      2,334,108
========================================================================
                                                               6,554,293
========================================================================

ISRAEL-2.97%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                77,350      3,085,492
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               117,800      7,260,014
========================================================================
                                                              10,345,506
========================================================================

ITALY-3.44%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways & Railtracks)       762,100      5,300,901
------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                 394,400      4,952,023
------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE
ITALY-(CONTINUED)

Telecom Italia Mobile S.p.A. (Wireless
  Telecommunication Services)(a)                  308,400   $  1,724,348
========================================================================
                                                              11,977,272
========================================================================

JAPAN-10.09%

Banyu Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                83,000      1,229,209
------------------------------------------------------------------------
Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                      9,800         82,320
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                  66,000      1,634,085
------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic
  Products)                                        78,000      2,772,386
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                53,000      1,215,615
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  09/13/01; Cost $2,792,186)(b)                    86,000      1,972,507
------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         35,100      2,380,520
------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                   61,500      2,442,812
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                     70,300      4,180,519
------------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)           17,200      2,997,949
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                           238      2,783,626
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services) (Acquired 11/09/98-03/08/01, Cost
  $3,697,590)(b)                                       23        269,006
------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              152,000      2,816,739
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                55,000      2,477,026
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      87,700      2,211,316
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        153,800      3,621,022
========================================================================
                                                              35,086,657
========================================================================

MEXICO-3.19%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           151,936      2,959,713
------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)      744,000      1,670,071
------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)          74,636      2,613,753
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                  1,638,800      3,856,211
========================================================================
                                                              11,099,748
========================================================================

NETHERLANDS-2.96%

ASM Lithography Holding N.V. (Semiconductor
  Equipment)(a)                                    51,700        899,940
------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)                           63,500      1,890,180
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
NETHERLANDS-(CONTINUED)

Koninklijke Ahold N.V. (Food Retail)              151,500   $  4,415,072
------------------------------------------------------------------------
TNT Post Group N.V. (Air Freight &
  Couriers)(a)                                     49,000      1,061,807
------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)        88,300      2,015,783
========================================================================
                                                              10,282,782
========================================================================

PORTUGAL-0.77%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                     342,400      2,671,683
========================================================================

SINGAPORE-0.00%

United Overseas Bank Ltd. (Banks)                       1              7
========================================================================

SOUTH KOREA-3.17%

Kookmin Bank (Banks)(a)                            71,020      2,692,650
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                 23,500      4,991,625
------------------------------------------------------------------------
SK Telecom Co., Ltd. (Wireless
  Telecommunication Services)                      12,620      2,574,922
------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      35,000        756,700
========================================================================
                                                              11,015,897
========================================================================

SPAIN-4.47%

Banco Bilbao Vizcaya Argentaria, S.A. (Banks)     159,900      1,982,012
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                155,700      5,120,621
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                      265,800      5,074,751
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  250,543      3,358,028
========================================================================
                                                              15,535,412
========================================================================

SWEDEN-2.46%

Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(a)                                      109,700      2,278,875
------------------------------------------------------------------------
Securitas A.B.-Class B (Diversified
  Commercial Services)(a)                         329,200      6,271,437
========================================================================
                                                               8,550,312
========================================================================

SWITZERLAND-2.95%

Addecco S.A. (Employment Services)(a)              34,600      1,883,384
------------------------------------------------------------------------
Nestle S.A.-Class B (Packaged Foods)               23,000      4,910,736
------------------------------------------------------------------------
STMicroelectronics N.V. (Semiconductors)(a)        51,300      1,649,171
------------------------------------------------------------------------
UBS A.G. (Banks)                                   36,200      1,829,650
========================================================================
                                                              10,272,941
========================================================================

TAIWAN-1.39%

Far Eastern Textile Ltd.-GDR (Textiles)            30,677        118,106
------------------------------------------------------------------------
Far Eastern Textile Ltd.-GDR (Textiles)
  (Acquired 11/12/99-11/15/99; Cost
  $230,560)(b)(c)                                  18,426         70,940
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       271,364      4,659,320
========================================================================
                                                               4,848,366
========================================================================

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE

THAILAND-0.00%

Siam Commercial Bank Public Co. Ltd.
  (Banks)(a)                                       32,800   $     12,457
========================================================================

U.S.A.-0.21%

JDS Uniphase Corp. (Telecommunications
  Equipment)(a)                                    82,100        716,733
========================================================================

UNITED KINGDOM-16.28%

ARM Holdings PLC (Semiconductors)(a)              160,300        837,895
------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                     591,500      4,598,936
------------------------------------------------------------------------
Capita Group PLC (Employment Services)          1,029,600      7,349,326
------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       115,200      1,999,356
------------------------------------------------------------------------
Next PLC (Department Stores)                      307,600      4,008,397
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        448,700      6,533,072
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     1,204,200      4,839,150
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          345,400      8,408,528
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      611,800      4,204,485
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Smith & Nephew PLC (Health Care Supplies)         695,700   $  4,203,698
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                      1,068,900      3,875,233
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   1,037,600      2,715,565
------------------------------------------------------------------------
WPP Group PLC (Advertising)                       275,840      3,052,335
========================================================================
                                                              56,625,976
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $315,633,599)                          331,275,373
========================================================================

MONEY MARKET FUNDS-7.50%

STIC Liquid Assets Portfolio(d)                13,037,173     13,037,173
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        13,037,173     13,037,173
========================================================================
    Total Money Market Funds (Cost
      $26,074,346)                                            26,074,346
========================================================================
TOTAL INVESTMENTS-102.72% (Cost $341,707,945)                357,349,719
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.72%)                         (9,448,323)
========================================================================
NET ASSETS-100.00%                                          $347,901,396
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $2,479,078, which represented 0.71% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $341,707,945)                                 $357,349,719
------------------------------------------------------------
Foreign currencies, at value (cost $330,365)         331,077
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   814,648
------------------------------------------------------------
  Dividends                                          779,234
------------------------------------------------------------
Investment for deferred compensation plan             44,679
------------------------------------------------------------
Other assets                                             186
============================================================
    Total assets                                 359,319,543
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          11,107,327
------------------------------------------------------------
  Deferred compensation plan                          44,679
------------------------------------------------------------
Accrued administrative services fees                 182,652
------------------------------------------------------------
Accrued distribution fees                                 65
------------------------------------------------------------
Accrued transfer agent fees                            1,445
------------------------------------------------------------
Accrued operating expenses                            81,979
============================================================
    Total liabilities                             11,418,147
============================================================
Net assets applicable to shares outstanding     $347,901,396
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $347,527,876
____________________________________________________________
============================================================
Series II                                       $    373,520
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          23,302,524
____________________________________________________________
============================================================
Series II                                             25,061
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      14.91
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      14.90
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $566,919)                                     $  4,583,173
------------------------------------------------------------
Dividends from affiliated money market funds       1,341,174
------------------------------------------------------------
Interest                                              13,768
============================================================
    Total investment income                        5,938,115
============================================================

EXPENSES:

Advisory fees                                      2,869,778
------------------------------------------------------------
Administrative services fees                         801,767
------------------------------------------------------------
Custodian fees                                       325,277
------------------------------------------------------------
Distribution fees--Series II                              65
------------------------------------------------------------
Interest                                               1,717
------------------------------------------------------------
Transfer agent fees                                   24,781
------------------------------------------------------------
Trustees' fees                                         9,986
------------------------------------------------------------
Other                                                 98,558
============================================================
    Total expenses                                 4,131,929
============================================================
Less: Fees waived                                     (1,910)
------------------------------------------------------------
    Expenses paid indirectly                            (778)
============================================================
    Net expenses                                   4,129,241
============================================================
Net investment income                              1,808,874
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (59,780,922)
------------------------------------------------------------
  Foreign currencies                                  46,476
============================================================
                                                 (59,734,446)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (39,135,710)
------------------------------------------------------------
  Foreign currencies                                  (5,653)
============================================================
                                                 (39,141,363)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (98,875,809)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(97,066,935)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    -------------
OPERATIONS:

  Net investment income                                       $  1,808,874    $   3,869,728
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (59,734,446)      (5,585,819)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (39,141,363)    (132,037,435)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (97,066,935)    (133,753,526)
===========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (1,213,852)      (1,118,337)
-------------------------------------------------------------------------------------------
  Series II                                                           (878)              --
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                      (9,492,226)     (28,627,379)
-------------------------------------------------------------------------------------------
  Series II                                                         (6,863)              --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      17,970,375      146,775,943
-------------------------------------------------------------------------------------------
  Series II                                                        375,523               --
===========================================================================================
    Net increase (decrease) in net assets                      (89,434,856)     (16,723,299)
===========================================================================================

NET ASSETS:

  Beginning of year                                            437,336,252      454,059,551
===========================================================================================
  End of year                                                 $347,901,396    $ 437,336,252
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $411,615,557    $ 393,269,659
-------------------------------------------------------------------------------------------
  Undistributed net investment income                            1,796,978        1,149,800
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (81,133,296)     (11,846,727)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          15,622,157       54,763,520
===========================================================================================
                                                              $347,901,396    $ 437,336,252
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. International Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales

                       AIM V.I. INTERNATIONAL EQUITY FUND
   price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development /event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $53,034 and undistributed net realized gains decreased by $53,034 as a result of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the above reclassifications.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $66,959,872 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------  -----------------
   $ 4,875,195   December 31, 2005
   -------------------------------
       531,811   December 31, 2006
   -------------------------------
     1,051,669   December 31, 2007
   -------------------------------
     1,361,405   December 31, 2008
   -------------------------------
    59,139,792   December 31, 2009
   ===============================
   $66,959,872
   _______________________________
   ===============================

   As of December 31, 2001 the fund has a post-October capital loss deferral of $9,725,258, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market

                       AIM V.I. INTERNATIONAL EQUITY FUND
fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $1,910.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $801,767 of which AIM retained $81,244 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $3,108 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $65 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $5,460 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $778 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $778.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001           2000
                                 -----------    -----------
Distributions paid from:
  Ordinary income                $ 1,215,955    $ 4,137,845
-----------------------------------------------------------
  Long-term capital gain           9,497,864     25,607,871
===========================================================
                                 $10,713,819    $29,745,716
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                $  1,849,462
---------------------------------------------------------
Capital loss carryforward                     (66,959,872)
---------------------------------------------------------
Unrealized appreciation                         1,396,249
=========================================================
                                             $(63,714,161)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

                       AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $419,480,816 and $388,747,144, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of investment securities      $31,900,361
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (20,706,754)
===========================================================================
Net unrealized appreciation of investment securities            $11,193,607
___________________________________________________________________________
===========================================================================

Cost of investments for tax purposes is $346,156,112.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                           2001                            2000
                                                              ------------------------------    ---------------------------
                                                                 SHARES           AMOUNT          SHARES          AMOUNT
                                                              ------------    --------------    -----------    ------------
Sold:
  Series I                                                     102,758,144    $1,708,284,020     31,116,291    $774,633,497
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        26,232           393,590             --              --
===========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                         741,419        10,706,078      1,451,718      29,745,716
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           536             7,741             --              --
===========================================================================================================================
Reacquired:
  Series I                                                    (101,934,106)   (1,701,019,723)   (26,334,375)   (657,603,270)
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        (1,707)          (25,808)            --              --
===========================================================================================================================
                                                                 1,590,518    $   18,345,898      6,233,634    $146,775,943
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       SERIES I
                                                              ----------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------------
                                                              2001(a)         2000      1999(a)       1998        1997
                                                              --------      --------    --------    --------    --------
Net asset value, beginning of period                          $  20.12      $  29.29    $  19.62    $  17.13    $  16.36
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.08          0.18        0.08        0.15        0.10
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (4.83)        (7.88)      10.59        2.50        1.03
========================================================================================================================
    Total from investment operations                             (4.75)        (7.70)      10.67        2.65        1.13
========================================================================================================================
Less distributions:
  Dividends from net investment income                           (0.05)        (0.06)      (0.19)      (0.16)      (0.08)
------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                          (0.41)        (1.41)      (0.81)         --       (0.28)
========================================================================================================================
    Total distributions                                          (0.46)        (1.47)      (1.00)      (0.16)      (0.36)
========================================================================================================================
Net asset value, end of period                                $  14.91      $  20.12    $  29.29    $  19.62    $  17.13
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                 (23.53)%      (26.40)%     55.04%      15.49%       6.94%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $347,528      $437,336    $454,060    $240,314    $211,023
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets                           1.05%(c)      1.02%       0.97%       0.91%       0.93%
========================================================================================================================
Ratio of net investment income to average net assets              0.46%(c)      0.83%       0.38%       0.80%       0.68%
========================================================================================================================
Portfolio turnover rate                                            109%           88%         97%         76%         57%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $392,085,240.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Mid Cap Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Mid Cap Equity Fund, as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                          AIM V.I. MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-74.14%

AEROSPACE & DEFENSE-2.20%

L-3 Communications Holdings, Inc.(a)                  900   $    81,000
-----------------------------------------------------------------------
Raytheon Co.                                        4,300       139,621
=======================================================================
                                                                220,621
=======================================================================

APPLICATION SOFTWARE-0.49%

Mentor Graphics Corp.(a)                            2,100        49,497
=======================================================================

AUTO PARTS & EQUIPMENT-0.91%

Gentex Corp.(a)                                     3,400        90,882
=======================================================================

BANKS-1.96%

Marshall & Ilsley Corp.                             1,000        63,280
-----------------------------------------------------------------------
Sovereign Bancorp, Inc.                             5,400        66,096
-----------------------------------------------------------------------
TCF Financial Corp.                                 1,400        67,172
=======================================================================
                                                                196,548
=======================================================================

BREWERS-1.60%

Coors (Adolph) Co.-Class B                          3,000       160,200
=======================================================================

BUILDING PRODUCTS-0.97%

Dal-Tile International Inc.(a)                      4,200        97,650
=======================================================================

CONSTRUCTION MATERIALS-0.88%

Martin Marietta Materials, Inc.                     1,900        88,540
=======================================================================

CONSUMER ELECTRONICS-0.94%

Harman International Industries, Inc.               2,100        94,710
=======================================================================

CONSUMER FINANCE-1.02%

Capital One Financial Corp.                         1,900       102,505
=======================================================================

DATA PROCESSING SERVICES-3.07%

Ceridian Corp.(a)                                   9,700       181,875
-----------------------------------------------------------------------
Certegy Inc.(a)                                     3,700       126,614
=======================================================================
                                                                308,489
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.96%

ARAMARK Corp.-Class B(a)                            3,100        83,390
-----------------------------------------------------------------------
Convergys Corp.(a)                                  4,300       161,207
-----------------------------------------------------------------------
H&R Block, Inc.                                     3,300       147,510
-----------------------------------------------------------------------
IMS Health Inc.                                     5,400       105,354
=======================================================================
                                                                497,461
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

DIVERSIFIED FINANCIAL SERVICES-0.92%

Ambac Financial Group, Inc.                         1,600   $    92,576
=======================================================================

ELECTRIC UTILITIES-1.85%

CMS Energy Corp.                                    3,500        84,105
-----------------------------------------------------------------------
Wisconsin Energy Corp.                              4,500       101,520
=======================================================================
                                                                185,625
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.56%

Cooper Industries, Inc.(a)                          2,000        69,840
-----------------------------------------------------------------------
Molex, Inc.-Class A                                 3,200        86,560
=======================================================================
                                                                156,400
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.11%

Amphenol Corp.-Class A(a)                           2,500       120,125
-----------------------------------------------------------------------
Diebold, Inc.                                       2,100        84,924
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)               400        11,680
-----------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                  1,900        98,515
-----------------------------------------------------------------------
Millipore Corp.                                     1,600        97,120
=======================================================================
                                                                412,364
=======================================================================

ENVIRONMENTAL SERVICES-1.45%

Republic Services, Inc.(a)                          7,300       145,781
=======================================================================

FOOTWEAR-0.78%

NIKE, Inc.-Class B                                  1,400        78,736
=======================================================================

FOREST PRODUCTS-0.91%

Louisiana-Pacific Corp.(a)                         10,800        91,152
=======================================================================

GENERAL MERCHANDISE STORES-0.78%

Family Dollar Stores, Inc.                          2,600        77,948
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.15%

Laboratory Corp. of America Holdings(a)               800        64,680
-----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                           2,100       150,591
=======================================================================
                                                                215,271
=======================================================================

HEALTH CARE EQUIPMENT-2.75%

Apogent Technologies Inc.(a)                        7,100       183,180
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                           1,200        93,180
=======================================================================
                                                                276,360
=======================================================================

HOUSEHOLD APPLIANCES-0.93%

Stanley Works                                       2,000        93,140
=======================================================================

                          AIM V.I. MID CAP EQUITY FUND

                                                              MARKET
                                                 SHARES        VALUE

HOUSEHOLD PRODUCTS-2.06%

Clorox Co.                                          2,800   $   110,740
-----------------------------------------------------------------------
Dial Corp. (The)                                    5,600        96,040
=======================================================================
                                                                206,780
=======================================================================

HOUSEWARES & SPECIALTIES-0.96%

Newell Rubbermaid Inc.                              3,500        96,495
=======================================================================

INDUSTRIAL CONGLOMERATES-0.91%

ITT Industries, Inc.                                1,800        90,900
=======================================================================

INDUSTRIAL MACHINERY-5.55%

Dover Corp.                                         3,800       140,866
-----------------------------------------------------------------------
Kennametal Inc.                                     2,600       104,702
-----------------------------------------------------------------------
Parker-Hannifin Corp.                               2,300       105,593
-----------------------------------------------------------------------
SPX Corp.(a)                                        1,500       205,350
=======================================================================
                                                                556,511
=======================================================================

LEISURE PRODUCTS-1.75%

Brunswick Corp.                                     4,100        89,216
-----------------------------------------------------------------------
Mattel, Inc.                                        5,000        86,000
=======================================================================
                                                                175,216
=======================================================================

MANAGED HEALTH CARE-1.29%

First Health Group Corp.(a)                         2,400        59,376
-----------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                     600        70,110
=======================================================================
                                                                129,486
=======================================================================

METAL & GLASS CONTAINERS-0.92%

Pactiv Corp.(a)                                     5,200        92,300
=======================================================================

OFFICE ELECTRONICS-1.33%

Zebra Technologies Corp.-Class A(a)                 2,400       133,224
=======================================================================

OFFICE SERVICES & SUPPLIES-1.44%

Herman Miller, Inc.                                 6,100       144,326
=======================================================================

OIL & GAS DRILLING-1.57%

Cooper Cameron Corp.                                1,700        68,612
-----------------------------------------------------------------------
Noble Drilling Corp.(a)                             2,600        88,504
=======================================================================
                                                                157,116
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.09%

BJ Services Co.(a)                                  3,600       116,820
-----------------------------------------------------------------------
Weatherford International, Inc.(a)                  2,500        93,150
=======================================================================
                                                                209,970
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.56%

Noble Affiliates Inc.                               1,600        56,464
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

OIL & GAS REFINING & MARKETING-0.68%

Valero Energy Corp.                                 1,800   $    68,616
=======================================================================

PERSONAL PRODUCTS-0.93%

Avon Products, Inc.                                 2,000        93,000
=======================================================================

PHARMACEUTICALS-1.23%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          1,700       104,771
-----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                       600        18,834
=======================================================================
                                                                123,605
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.83%

MGIC Investment Corp.                               1,500        92,580
-----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   1,000        91,360
=======================================================================
                                                                183,940
=======================================================================

REINSURANCE-1.61%

Odyssey Re Holdings, Corp.                          9,100       161,070
=======================================================================

RESTAURANTS-1.74%

Jack in the Box Inc.(a)                             3,000        82,620
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                         2,700        92,475
=======================================================================
                                                                175,095
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.66%

FEI Co.(a)                                          2,100        66,171
=======================================================================

SEMICONDUCTORS-2.38%

Lattice Semiconductor Corp.(a)                      5,400       111,078
-----------------------------------------------------------------------
Microchip Technology Inc.(a)                        3,300       127,842
=======================================================================
                                                                238,920
=======================================================================

SPECIALTY CHEMICALS-2.57%

Cambrex Corp.                                       2,200        95,920
-----------------------------------------------------------------------
OM Group, Inc.                                      1,300        86,047
-----------------------------------------------------------------------
Rohm & Haas Co.                                     2,200        76,186
=======================================================================
                                                                258,153
=======================================================================

SPECIALTY STORES-0.53%

Barnes & Noble, Inc.(a)                             1,800        53,280
=======================================================================

SYSTEMS SOFTWARE-1.59%

BMC Software, Inc.(a)                               5,800        94,946
-----------------------------------------------------------------------
Wind River Systems, Inc.(a)                         3,600        64,476
=======================================================================
                                                                159,422
=======================================================================

                          AIM V.I. MID CAP EQUITY FUND

                                                              MARKET
                                                 SHARES        VALUE

TELECOMMUNICATIONS EQUIPMENT-0.77%

Advanced Fibre Communications, Inc.(a)              4,400   $    77,748
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $6,965,560)                             7,440,264
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENTS-2.82%(B)

Barclays Capital Inc. (United Kingdom) 1.80%,
  01/02/02 (Cost $283,000)(c)                  $  283,000       283,000
=======================================================================


                                                              MARKET
                                                 SHARES        VALUE

MONEY MARKET FUNDS-22.80%

STIC Liquid Assets Portfolio(d)                 1,144,233   $ 1,144,233
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,144,233     1,144,233
=======================================================================
    Total Money Market Funds (Cost
      $2,288,466)                                             2,288,466
=======================================================================
TOTAL INVESTMENTS-99.76% (Cost $9,537,026)                   10,011,730
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.24%                              24,034
=======================================================================
NET ASSETS-100.00%                                          $10,035,764
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/01 with a maturing value of $261,584,415 collateralized by U.S. Government obligations.
(d) The money market Fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $9,537,026)   $10,011,730
------------------------------------------------------------
Receivables for:
  Investments sold                                   153,125
------------------------------------------------------------
  Fund shares sold                                   784,810
------------------------------------------------------------
  Dividends and interest                               6,026
------------------------------------------------------------
  Due from advisor                                    22,778
------------------------------------------------------------
Investment for deferred compensation plan              1,093
============================================================
    Total assets                                  10,979,562
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              916,030
------------------------------------------------------------
  Fund shares reacquired                                 795
------------------------------------------------------------
  Deferred compensation plan                           1,093
------------------------------------------------------------
Accrued administrative services fees                   1,958
------------------------------------------------------------
Accrued distribution fees                                235
------------------------------------------------------------
Accrued transfer agent fees                              406
------------------------------------------------------------
Accrued operating expenses                            23,281
============================================================
    Total liabilities                                943,798
============================================================
Net assets applicable to shares outstanding      $10,035,764
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $ 9,499,546
____________________________________________________________
============================================================
Series II                                        $   536,218
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                             886,484
____________________________________________________________
============================================================
Series II                                             50,057
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     10.72
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     10.71
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the period September 10, 2001 (date operations commenced) through December 31, 2001


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $10)  $  7,497
-----------------------------------------------------------
Dividends from affiliated money market funds          5,300
-----------------------------------------------------------
Interest                                              3,177
===========================================================
    Total investment income                          15,974
===========================================================

EXPENSES:

Advisory fees                                         9,869
-----------------------------------------------------------
Administrative services fees                         17,576
-----------------------------------------------------------
Custodian fees                                       14,948
-----------------------------------------------------------
Distribution fees -- Series II                          392
-----------------------------------------------------------
Transfer agent fees                                   1,021
-----------------------------------------------------------
Trustees' fees                                        1,973
-----------------------------------------------------------
Other                                                24,912
===========================================================
    Total expenses                                   70,691
===========================================================
Less: Fees waived & expenses reimbursed             (53,180)
-----------------------------------------------------------
    Expenses paid indirectly                           (110)
===========================================================
    Net expenses                                     17,401
===========================================================
Net investment income (loss)                         (1,427)
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES

Net realized gain from investment securities            990
===========================================================
Change in net unrealized appreciation of
  investment securities                             474,704
===========================================================
Net gain from investment securities                 475,694
===========================================================
Net increase in net assets resulting from
  operations                                       $474,267
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period September 10, 2001 (date operations commenced) through December 31, 2001

                                                                   2001
                                                                -----------
OPERATIONS:

  Net investment income (loss)                                  $    (1,427)
---------------------------------------------------------------------------
  Net realized gain from investment securities                          990
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                      474,704
===========================================================================
    Net increase in net assets resulting from operations            474,267
===========================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (11,467)
---------------------------------------------------------------------------
  Series II                                                            (575)
---------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        9,072,944
---------------------------------------------------------------------------
  Series II                                                         500,595
===========================================================================
    Net increase in net assets                                   10,035,764
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $10,035,764
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $ 9,562,045
---------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (1,093)
---------------------------------------------------------------------------
  Undistributed net realized gain from investment securities            108
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                  474,704
===========================================================================
                                                                $10,035,764
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The Fund commenced operations on September 10, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $12,376, undistributed net realized gains decreased by $882 and shares of beneficial interest decreased by $11,494 as a result of operating expenses disallowed for tax and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to

                          AIM V.I. MID CAP EQUITY FUND

AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the next $500 million of the Fund's average daily net assets, plus 0.675% of the next $500 million of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from an affiliated money market fund of which the Fund has invested. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $9,869 and reimbursed expenses of $43,154.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid AIM $17,576 of which AIM retained $15,616 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $592 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributions has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Series II shares paid AIM Distributors $235 as compensation under the Plan. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $157.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund received reductions in custodian fees of $110 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $110.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

                                                  2001
                                                 -------
Distributions paid from ordinary income          $12,042
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $    152
--------------------------------------------------------
Unrealized appreciation                          473,567
========================================================
                                                $473,719
________________________________________________________
========================================================

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

                          AIM V.I. MID CAP EQUITY FUND

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 10, 2001 (date operations commenced) through December 31, 2001 was $7,760,147 and $795,578, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $540,366
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (65,706)
========================================================================
Net unrealized appreciation of investment securities            $474,660
________________________________________________________________________
========================================================================
Cost of investments for tax purposes is $9,537,070.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                      2001
                                                              ---------------------
                                                              SHARES       AMOUNT
                                                              -------    ----------
Sold:
  Series I                                                    957,217    $9,827,415
-----------------------------------------------------------------------------------
  Series II                                                    50,002       500,020
===================================================================================
Issued as reinvestment of dividends:
  Series I                                                      1,101        11,467
-----------------------------------------------------------------------------------
  Series II                                                        55           575
===================================================================================
Reacquired:
  Series I                                                    (71,833)     (765,938)
===================================================================================
                                                              936,542    $9,573,539
___________________________________________________________________________________
===================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                       SERIES I
                                                              ---------------------------
                                                                     SEPTEMBER 10,
                                                              (DATE OPERATIONS COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2001
                                                              ---------------------------
Net asset value, beginning of period                                    $10.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                            0.00
-----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                  0.74
=========================================================================================
    Total from investment operations                                      0.74
=========================================================================================
Less distributions from net investment income                            (0.02)
=========================================================================================
Net asset value, end of period                                          $10.72
_________________________________________________________________________________________
=========================================================================================
Total return(a)                                                           7.37%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $9,500
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        1.27%(b)
-----------------------------------------------------------------------------------------
  Without fee waivers                                                     5.16%(b)
=========================================================================================
Ratio of net investment income (loss) to average net assets              (0.08)%(b)
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate                                                     20%
_________________________________________________________________________________________
=========================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $3,890,084.

                          AIM V.I. MID CAP EQUITY FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                           AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                            PAR
                                               MATURITY    (000)       VALUE
COMMERCIAL PAPER-41.54%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-16.16%

Atlantis One Funding Corp.
  2.70%                                        03/11/02   $ 1,400   $  1,392,755
--------------------------------------------------------------------------------
  3.40%                                        02/22/02     1,664      1,655,828
--------------------------------------------------------------------------------
Centric Capital Corp.
  2.07%                                        03/28/02     3,555      3,537,421
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  1.99%                                        03/15/02     1,569      1,562,669
--------------------------------------------------------------------------------
  2.10%                                        08/20/02       640        631,376
--------------------------------------------------------------------------------
Stellar Funding Group, Inc.
  1.80%                                        05/31/02     4,000      3,970,000
--------------------------------------------------------------------------------
  2.08%                                        04/12/02       582        578,604
--------------------------------------------------------------------------------
  2.08%                                        04/18/02       506        502,872
--------------------------------------------------------------------------------
  2.52%                                        06/21/02     1,100      1,086,833
--------------------------------------------------------------------------------
Sweetwater Capital Corp.
  1.81%                                        03/19/02     4,000      3,984,514
--------------------------------------------------------------------------------
  2.35%                                        04/09/02     2,000      1,987,205
================================================================================
                                                                      20,890,077
================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-6.32%

Kitty Hawk Funding Corp.
  3.43%                                        02/15/02     3,000      2,987,138
--------------------------------------------------------------------------------
Triple-A One Funding Corp.
  2.10%                                        01/10/02     3,752      3,750,030
--------------------------------------------------------------------------------
Tulip Funding Corp.
  2.10%                                        05/15/02     1,446      1,434,697
================================================================================
                                                                       8,171,865
================================================================================

ASSET-BACKED SECURITIES-MULTI PURPOSE-13.69%

Barton Capital Corp.
  2.10%                                        01/07/02     6,000      5,997,900
--------------------------------------------------------------------------------
Charta Corp.
  2.06%                                        01/24/02     1,700      1,697,763
--------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  2.13%                                        01/07/02     6,000      5,997,870
--------------------------------------------------------------------------------
Sheffield Receivables Corp.
  2.60%                                        01/11/02     4,000      3,997,111
================================================================================
                                                                      17,690,644
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.08%

Bills Securitisation Ltd. (Germany)
  3.22%                                        02/11/02     4,000      3,985,331
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE

INDUSTRIAL CONGLOMERATES-2.29%

General Electric Capital Corp.
  2.42%                                        06/28/02   $ 3,000   $  2,964,103
================================================================================
  Total Commercial Paper (Cost $53,702,020)                           53,702,020
================================================================================

SHORT-TERM OBLIGATIONS-16.56%

BANKS-1.55%

Bank of America Corp., Sub. Notes,
  8.13%                                        02/01/02     2,000      2,007,307
================================================================================
CONSUMER FINANCE-3.87%

Household Finance Corp., Medium Term Floating
  Rate Notes,(c)
  2.21%                                        03/06/02     5,000      5,004,661
================================================================================
DIVERSIFIED FINANCIAL SERVICES-3.87%

Credit Suisse First Boston Inc.
  (Switzerland), Gtd. Medium Term Floating
  Rate Notes, Daily VRD Series,(b)
  1.98%                                        05/06/02     3,000      3,000,000
--------------------------------------------------------------------------------
  1.98%                                        08/20/02     2,000      2,000,000
================================================================================
                                                                       5,000,000
================================================================================
U.S. GOVERNMENT AGENCIES-7.27%

Overseas Private Investment Corp., Gtd.
  Floating Rate Participation Ctfs.,
  Quarterly VRD Series,(b)
  1.82%                                        12/15/14     7,900      7,900,000
--------------------------------------------------------------------------------
  1.82%                                        05/15/15     1,500      1,500,000
================================================================================
                                                                       9,400,000
================================================================================
  Total Short-Term Obligations (Cost
    $21,411,968)                                                      21,411,968
================================================================================

BANK NOTES-3.09%

La Salle Bank, N.A.
  2.01%                                        05/07/02     4,000      4,000,000
================================================================================
  Total Bank Notes (Cost $4,000,000)                                   4,000,000
================================================================================

CERTIFICATES OF DEPOSIT-3.87%

Barclays Bank PLC (United Kingdom)
  3.66%                                        05/07/02     2,000      2,000,034
--------------------------------------------------------------------------------
First Union National Bank
  2.03%(c)                                     02/06/02     3,000      3,000,000
================================================================================
  Total Certificates of Deposit (Cost
    $5,000,034)                                                        5,000,034
================================================================================

                           AIM V.I. MONEY MARKET FUND

                                                            PAR
                                               MATURITY    (000)       VALUE

MASTER NOTE AGREEMENTS-6.19%(D)

Merrill Lynch Mortgage Capital, Inc.
  2.04%(e)                                     08/19/02   $ 5,000   $  5,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  1.95%(f)                                     03/25/02     3,000      3,000,000
================================================================================
  Total Master Note Agreements (Cost
    $8,000,000)                                                        8,000,000
================================================================================
  Total Investments (excluding repurchase
    agreements) (Cost $92,114,022)                                    92,114,022
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE

REPURCHASE AGREEMENTS-27.80%(G)

Bank of Nova Scotia (Canada)
  1.80%(h)                                     01/02/02   $ 5,934   $  5,934,149
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)
  1.80%(i)                                     01/02/02    30,000     30,000,000
================================================================================
  Total Repurchase Agreements (Cost
    $35,934,149)                                                      35,934,149
================================================================================
TOTAL INVESTMENTS-99.05% (Cost $128,048,171)                         128,048,171(j)
================================================================================
OTHER ASSETS LESS LIABILITIES-0.95%                                    1,226,412
================================================================================
NET ASSETS-100.00%                                                  $129,274,583
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.  - Certificates
Gtd.   - Guaranteed
Sub.   - Subordinated
VRD    - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand securities; payable upon demand by the fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 12/31/01.
(c) Interest rates are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/01 with a maturing value of $1,000,100,000. Collateralized by $1,001,483,454 of U.S. Government
     obligations, 0.00% to 7.27% due 04/15/02 to 09/15/10 with an aggregate market value at 12/31/01 of $1,020,000,629.
(i) Joint repurchase agreement entered into 12/31/01 with a maturing value of $2,000,200,000. Collateralized by $2,029,022,432 of U.S. Government
     obligations, 0.53% to 11.11% due 05/01/02 to 07/01/39 with an aggregate market value at 12/31/01 of $2,040,000,000.
(j)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                     $ 92,114,022
------------------------------------------------------------
Repurchase agreements                             35,934,149
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 1,305,191
------------------------------------------------------------
  Interest                                           187,611
------------------------------------------------------------
Investment for deferred compensation plan             41,466
------------------------------------------------------------
Other assets                                             198
============================================================
    Total assets                                 129,582,637
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             193,161
------------------------------------------------------------
  Deferred compensation plan                          41,466
------------------------------------------------------------
Accrued administrative services fees                  55,054
------------------------------------------------------------
Accrued distribution fees                                 82
------------------------------------------------------------
Accrued operating expenses                            18,291
============================================================
    Total liabilities                                308,054
============================================================
Net assets applicable to shares outstanding     $129,274,583
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $128,277,255
____________________________________________________________
============================================================
Series II                                       $    997,328
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         128,276,950
____________________________________________________________
============================================================
Series II                                            997,328
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $       1.00
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $       1.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Interest                                          $4,434,887
============================================================

EXPENSES:

Advisory fees                                        443,514
------------------------------------------------------------
Administrative services fees                         220,311
------------------------------------------------------------
Custodian fees                                         3,883
------------------------------------------------------------
Distribution fees -- Series II                            82
------------------------------------------------------------
Transfer agent fees                                    4,171
------------------------------------------------------------
Trustees' fees                                         8,875
------------------------------------------------------------
Other                                                 31,723
============================================================
    Total expenses                                   712,559
============================================================
Net investment income                              3,722,328
============================================================
Net realized gain from investment securities             248
============================================================
Net increase in net assets resulting from
  operations                                      $3,722,576
____________________________________________________________
============================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  3,722,328    $  4,287,916
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         248              --
==========================================================================================
    Net increase in net assets resulting from operations         3,722,576       4,287,916
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (3,721,914)     (4,287,916)
------------------------------------------------------------------------------------------
  Series II                                                           (414)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      54,413,296     (21,288,458)
------------------------------------------------------------------------------------------
  Series II                                                        997,328              --
==========================================================================================
    Net increase (decrease) in net assets                       55,410,872     (21,288,458)
==========================================================================================

NET ASSETS:

  Beginning of year                                             73,863,711      95,152,169
==========================================================================================
  End of year                                                 $129,274,583    $ 73,863,711
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $129,274,278    $ 73,863,654
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities           305              57
==========================================================================================
                                                              $129,274,583    $ 73,863,711
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $761 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
       $598      December 31, 2003
   -------------------------------
        144      December 31, 2005
   -------------------------------
         19      December 31, 2006
   ===============================
       $761
   _______________________________
   ===============================

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $220,311 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $472 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1

                           AIM V.I. MONEY MARKET FUND

Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $82 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,040 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                       2001          2000
                                    ----------    ----------
Distributions paid from ordinary
  income                            $3,722,328    $4,287,916
============================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $ 49,455
--------------------------------------------------------
Capital loss carryforward                           (761)
--------------------------------------------------------
Unrealized appreciation (depreciation)           (43,470)
========================================================
                                                $  5,224
________________________________________________________
========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of certain expenses and other deferrals.


NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                          2001                             2000
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
                                                              ------------    -------------    ------------    -------------
Sold:
  Series I                                                     155,024,398    $ 155,024,398      97,361,086    $  97,361,086
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                     1,996,952        1,996,952              --               --
============================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       3,721,914        3,721,914       4,287,916        4,287,916
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           414              414              --               --
============================================================================================================================
Reacquired:
  Series I                                                    (104,333,016)    (104,333,016)   (122,937,460)    (122,937,460)
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (1,000,038)      (1,000,038)             --               --
============================================================================================================================
                                                                55,410,624    $  55,410,624     (21,288,458)   $ (21,288,458)
____________________________________________________________________________________________________________________________
============================================================================================================================

* Series II shares commenced sales on December 16, 2001.

NOTE 6-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                    SERIES I
                                                              ----------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                2001       2000       1999       1998       1997
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of period                          $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                           0.04       0.06       0.05       0.05       0.05
------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                    (0.04)     (0.06)     (0.05)     (0.05)     (0.05)
==================================================================================================================
Net asset value, end of period                                $   1.00    $  1.00    $  1.00    $  1.00    $  1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                                                   3.61%      5.83%      4.66%      5.06%      5.14%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $128,277    $73,864    $95,152    $64,090    $58,635
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average net assets                           0.64%(b)    0.71%     0.60%      0.58%      0.59%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of net investment income to average net assets              3.36%(b)    5.66%     4.59%      4.94%      5.01%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(b)  Ratios are based on average daily net assets of $110,845,645.

                           AIM V.I. MONEY MARKET FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. New Technology Fund, formerly AIM V.I. Telecommunications and Technology Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended December 31, 1998 were audited by other auditors whose report dated February 19, 1999, expressed an unqualified opinion thereon.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. New Technology Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                          AIM V.I. NEW TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                            MARKET
                                                SHARES       VALUE
DOMESTIC COMMON STOCKS-85.86%

AEROSPACE & DEFENSE-2.93%

Alliant Techsystems Inc.(a)                       3,200   $   247,040
---------------------------------------------------------------------
Engineered Support Systems, Inc.                 10,300       352,363
---------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)              4,600       414,000
=====================================================================
                                                            1,013,403
=====================================================================

APPLICATION SOFTWARE-11.92%

Activision, Inc.(a)                              11,150       290,011
---------------------------------------------------------------------
BEA Systems, Inc.(a)                             10,100       155,641
---------------------------------------------------------------------
Cadence Design Systems, Inc.(a)                  18,600       407,712
---------------------------------------------------------------------
Cerner Corp.(a)                                   4,400       219,692
---------------------------------------------------------------------
Fair, Issac and Co., Inc.                         2,900       182,758
---------------------------------------------------------------------
Intuit Inc.(a)                                   11,300       483,188
---------------------------------------------------------------------
Kronos, Inc.(a)                                  14,650       708,767
---------------------------------------------------------------------
National Instruments Corp.(a)                     2,800       104,888
---------------------------------------------------------------------
Numerical Technologies, Inc.(a)                  11,100       390,720
---------------------------------------------------------------------
PeopleSoft, Inc.(a)                              26,400     1,061,280
---------------------------------------------------------------------
SERENA Software, Inc.(a)                          5,600       121,744
=====================================================================
                                                            4,126,401
=====================================================================

BIOTECHNOLOGY-7.57%

Cephalon, Inc.(a)                                 5,200       393,042
---------------------------------------------------------------------
Genzyme Corp.(a)                                  3,000       179,580
---------------------------------------------------------------------
Gilead Sciences, Inc.(a)                          4,900       322,028
---------------------------------------------------------------------
Harvard Bioscience, Inc.(a)                      20,700       205,758
---------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                    14,400       992,592
---------------------------------------------------------------------
Invitrogen Corp.(a)                               5,500       340,615
---------------------------------------------------------------------
OraSure Technologies, Inc.(a)                     7,800        94,770
---------------------------------------------------------------------
Tanox, Inc.(a)                                    5,000        92,513
=====================================================================
                                                            2,620,898
=====================================================================

COMPUTER & ELECTRONICS RETAIL-1.20%

CDW Computer Centers, Inc.(a)                     7,700       413,567
=====================================================================

COMPUTER HARDWARE-1.04%

Dell Computer Corp.(a)                           13,300       361,494
=====================================================================

COMPUTER STORAGE & PERIPHERALS-1.39%

Network Appliance, Inc.(a)                        9,700       212,139
---------------------------------------------------------------------
Storage Technology Corp.(a)                       8,200       169,494
---------------------------------------------------------------------
Western Digital Corp.(a)                         16,100       100,947
=====================================================================
                                                              482,580
=====================================================================

DATA PROCESSING SERVICES-1.66%

Concord EFS, Inc.(a)                             17,500       573,650
=====================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.17%

Itron, Inc.(a)                                   12,400       375,720
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS-(CONTINUED)

OSI Systems, Inc.(a)                              8,400   $   153,216
---------------------------------------------------------------------
Sanmina-SCI Corp.(a)                             11,200       222,880
=====================================================================
                                                              751,816
=====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.49%

Accredo Health, Inc.(a)                           8,500       337,450
---------------------------------------------------------------------
IMPATH Inc.(a)                                    4,000       178,040
=====================================================================
                                                              515,490
=====================================================================

HEALTH CARE EQUIPMENT-4.26%

Bruker Daltonics, Inc.(a)                        11,400       186,390
---------------------------------------------------------------------
Cholestech Corp.(a)                               4,200        83,202
---------------------------------------------------------------------
Closure Medical Corp.(a)                          5,200       121,472
---------------------------------------------------------------------
Cytyc Corp.(a)                                   13,600       354,960
---------------------------------------------------------------------
Endocare, Inc.(a)                                21,000       376,530
---------------------------------------------------------------------
Integra LifeSciences Holdings(a)                  2,600        68,484
---------------------------------------------------------------------
Respironics, Inc.(a)                              5,100       176,664
---------------------------------------------------------------------
Urologix, Inc.(a)                                 5,400       108,270
=====================================================================
                                                            1,475,972
=====================================================================

HEALTH CARE SUPPLIES-0.54%

ICU Medical, Inc.(a)                              4,200       186,900
=====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.34%

Intrado Inc.(a)                                  17,300       463,640
=====================================================================

INTERNET RETAIL-1.04%

eBay Inc.(a)                                      5,400       361,260
=====================================================================

INTERNET SOFTWARE & SERVICES-8.58%

Internet Security Systems, Inc.(a)               10,400       333,424
---------------------------------------------------------------------
McAfee.com Corp.(a)                              10,400       352,664
---------------------------------------------------------------------
PEC Solutions, Inc.(a)                            5,700       214,377
---------------------------------------------------------------------
Retek Inc.(a)                                    11,000       328,570
---------------------------------------------------------------------
SonicWALL, Inc.(a)                               29,200       567,648
---------------------------------------------------------------------
VeriSign, Inc.(a)                                14,400       547,776
---------------------------------------------------------------------
WebEx Communications, Inc.(a)                    14,000       347,900
---------------------------------------------------------------------
Websense, Inc.(a)                                 8,700       279,009
=====================================================================
                                                            2,971,368
=====================================================================

IT CONSULTING & SERVICES-1.04%

Affiliated Computer Services, Inc.-Class A(a)     3,400       360,842
=====================================================================

NETWORKING EQUIPMENT-4.61%

Cisco Systems, Inc.(a)                           13,500       244,485
---------------------------------------------------------------------
Emulex Corp.(a)                                  15,900       628,209
---------------------------------------------------------------------
McDATA Corp.-Class A(a)                          21,400       524,300
---------------------------------------------------------------------

                          AIM V.I. NEW TECHNOLOGY FUND

                                                            MARKET
                                                SHARES       VALUE
NETWORKING EQUIPMENT-(CONTINUED)

NetScreen Technologies, Inc.(a)                   9,000   $   199,170
=====================================================================
                                                            1,596,164
=====================================================================

PHARMACEUTICALS-0.61%

PRAECIS Pharmaceutical Inc.(a)                   36,000       209,520
=====================================================================

SEMICONDUCTOR EQUIPMENT-1.43%

KLA-Tencor Corp.(a)                               3,300       163,548
---------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.(a)               5,500        94,325
---------------------------------------------------------------------
Novellus Systems, Inc.(a)                         6,000       236,700
=====================================================================
                                                              494,573
=====================================================================

SEMICONDUCTORS-18.21%

Alpha Industries, Inc.(a)                        15,900       346,620
---------------------------------------------------------------------
Analog Devices, Inc.(a)                          13,400       594,826
---------------------------------------------------------------------
Broadcom Corp.-Class A(a)                         5,600       229,488
---------------------------------------------------------------------
Elantec Semiconductor, Inc.(a)                   13,500       518,400
---------------------------------------------------------------------
ESS Technology, Inc.(a)                          16,500       350,790
---------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)              34,800       786,132
---------------------------------------------------------------------
Intersil Corp.-Class A(a)                         8,100       261,225
---------------------------------------------------------------------
Microchip Technology Inc.(a)                     13,000       503,620
---------------------------------------------------------------------
Microsemi Corp.(a)                               21,200       629,640
---------------------------------------------------------------------
NVIDIA Corp.(a)                                  10,800       722,520
---------------------------------------------------------------------
QLogic Corp.(a)                                   6,500       289,315
---------------------------------------------------------------------
RF Micro Devices, Inc.(a)                        24,900       478,827
---------------------------------------------------------------------
Semtech Corp.(a)                                 16,600       592,454
=====================================================================
                                                            6,303,857
=====================================================================

SPECIALTY STORES-0.59%

Blockbuster Inc.-Class A                          8,100       204,120
=====================================================================

SYSTEMS SOFTWARE-6.83%

Borland Software Corp.(a)                        16,700       261,522
---------------------------------------------------------------------
Microsoft Corp.(a)                                5,500       364,485
---------------------------------------------------------------------
Network Associates, Inc.(a)                      25,400       656,590
---------------------------------------------------------------------
Symantec Corp.(a)                                 5,400       358,182
---------------------------------------------------------------------
VERITAS Software Corp.(a)                        16,100       721,602
=====================================================================
                                                            2,362,381
=====================================================================

TELECOMMUNICATIONS EQUIPMENT-4.32%

Polycom, Inc.(a)                                 13,400       460,960
---------------------------------------------------------------------
QUALCOMM Inc.(a)                                  6,900       348,450
---------------------------------------------------------------------

                                                            MARKET
                                                SHARES       VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

UTStarcom, Inc.(a)                               24,000   $   684,000
=====================================================================
                                                            1,493,410
=====================================================================

WIRELESS TELECOMMUNICATION SERVICES-1.09%

Metro One Telecommunications, Inc.(a)            12,450       376,613
=====================================================================
    Total Domestic Common Stocks (Cost
      $26,378,466)                                         29,719,919
=====================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS-9.66%

BERMUDA-1.19%

Marvell Technology Group Ltd.
  (Semiconductors)(a)                            11,500       411,930
=====================================================================

CANADA-5.75%

Biovail Corp. (Pharmaceuticals)(a)                6,500       365,625
---------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 8,700       351,393
---------------------------------------------------------------------
Genesis Microchip Inc. (Semiconductors)(a)       14,600       965,352
---------------------------------------------------------------------
Optimal Robotics Corp.-Class A (Electronic
  Equipment & Instruments)(a)                     8,700       308,415
=====================================================================
                                                            1,990,785
=====================================================================

CHINA-0.48%

AsiaInfo Holdings, Inc. (Internet Software &
  Services)(a)                                    9,400       163,748
=====================================================================

ISRAEL-0.59%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)               5,100       203,439
=====================================================================

TAIWAN-1.65%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                      33,300       571,761
=====================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $2,466,143)                           3,341,663
=====================================================================

MONEY MARKET FUNDS-2.54%

STIC Liquid Assets Portfolio(b)                 440,197       440,197
---------------------------------------------------------------------
STIC Prime Portfolio(b)                         440,197       440,197
=====================================================================
    Total Money Market Funds (Cost $880,394)                  880,394
=====================================================================
TOTAL INVESTMENTS--98.06% (Cost $29,725,003)               33,941,976
=====================================================================
OTHER ASSETS LESS LIABILITIES--1.94%                          672,143
=====================================================================
NET ASSETS-100.00%                                        $34,614,119
_____________________________________________________________________
=====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $29,725,003)  $33,941,976
------------------------------------------------------------
Foreign currencies, at value (cost $192)                 192
------------------------------------------------------------
Receivables for:
  Investments sold                                 1,157,304
------------------------------------------------------------
  Fund shares sold                                     9,273
------------------------------------------------------------
  Dividends                                            2,266
------------------------------------------------------------
Investment for deferred compensation plan             14,378
============================================================
    Total assets                                  35,125,389
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              364,337
------------------------------------------------------------
  Fund shares reacquired                              83,499
------------------------------------------------------------
  Deferred compensation plan                          14,378
------------------------------------------------------------
Accrued administrative services fees                  18,406
------------------------------------------------------------
Accrued transfer agent fees                              870
------------------------------------------------------------
Accrued operating expenses                            29,780
============================================================
    Total liabilities                                511,270
============================================================
Net assets applicable to shares outstanding      $34,614,119
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

  Series I                                         8,217,770
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      4.21
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $2,612)                                       $      1,640
------------------------------------------------------------
Dividends from affiliated money market funds          89,542
------------------------------------------------------------
Interest                                                 372
============================================================
    Total investment income                           91,554
============================================================

EXPENSES:

Advisory fees                                        408,471
------------------------------------------------------------
Administrative services fees                         121,817
------------------------------------------------------------
Custodian fees                                        34,729
------------------------------------------------------------
Transfer agent fees                                    4,978
------------------------------------------------------------
Trustees' fees                                         8,091
------------------------------------------------------------
Other                                                 30,312
============================================================
    Total expenses                                   608,398
============================================================
Less: Fees waived                                    (51,975)
------------------------------------------------------------
    Expenses paid indirectly                              (9)
============================================================
    Net expenses                                     556,414
============================================================
Net investment income (loss)                        (464,860)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (36,553,000)
------------------------------------------------------------
  Foreign currencies                                 (11,431)
============================================================
                                                 (36,564,431)
============================================================
Change in net unrealized appreciation of:
  Investment securities                            3,697,131
------------------------------------------------------------
  Foreign currencies                                     716
============================================================
                                                   3,697,847
------------------------------------------------------------
Net gain (loss) from investment securities and
  foreign currencies                             (32,866,584)
------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(33,331,444)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income (loss)                                $   (464,860)   $    758,823
------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (36,564,431)     11,304,263
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                 3,697,847     (52,362,547)
==========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (33,331,444)    (40,299,461)
------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
  Series I                                                        (758,754)             --
------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                     (19,031,270)    (11,671,573)
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      18,425,518      12,853,339
==========================================================================================
    Net increase (decrease) in net assets                      (34,695,950)    (39,117,695)
==========================================================================================

NET ASSETS:

  Beginning of year                                             69,310,069     108,427,764
==========================================================================================
  End of year                                                 $ 34,614,119    $ 69,310,069
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 74,892,563    $ 56,936,139
------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (14,772)        751,243
------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (44,480,645)     11,103,561
------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           4,216,973         519,126
==========================================================================================
                                                              $ 34,614,119    $ 69,310,069
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. New Technology Fund (the "Fund"), formerly AIM V.I. Telecommunications and Technology Fund, is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $457,599, undistributed net realized gains increased by $11,495 and shares of beneficial interest decreased by $469,094 as a result of foreign currency reclassifications, net operating loss reclassifications, and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $43,238,949 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $29,591 which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are

                          AIM V.I. NEW TECHNOLOGY FUND
   translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the Fund's average daily net assets. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $51,975.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $121,817 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $744 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,094 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $9 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $9.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $114,352,600 and $114,144,236, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                       $ 5,401,338
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (2,396,469)
=========================================================
Net unrealized appreciation of investment
  securities                                  $ 3,004,869
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $30,937,107.

                          AIM V.I. NEW TECHNOLOGY FUND

NOTE 7-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001           2000
                                ------------    -----------
Distributions paid from:
  Ordinary income               $   758,754     $ 5,906,297
-----------------------------------------------------------
  Long-term capital gain         19,031,270       5,765,276
===========================================================
                                $19,790,024     $11,671,573
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Capital loss carryforward                   (43,238,949)
---------------------------------------------------------
  Unrealized appreciation                       2,960,505
=========================================================
                                             $(40,278,444)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                       871,432    $  9,872,754     1,092,078    $ 34,096,743
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                     4,734,455      19,790,024       433,888      11,671,573
======================================================================================================================
Reacquired:
  Series I                                                    (1,127,829)    (11,237,260)   (1,076,274)    (32,914,977)
======================================================================================================================
                                                               4,478,058    $ 18,425,518       449,692    $ 12,853,339
______________________________________________________________________________________________________________________
======================================================================================================================


NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                     SERIES I
                                                              ------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------
                                                               2001         2000        1999       1998       1997
                                                              -------      -------    --------    -------    -------
Net asset value, beginning of period                          $ 18.53      $ 32.96    $  20.66    $ 18.40    $ 18.14
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.05)        0.20       (0.14)     (0.01)     (0.02)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (8.79)      (11.05)      18.46       3.99       2.59
====================================================================================================================
    Total from investment operations                            (8.84)      (10.85)      18.32       3.98       2.57
====================================================================================================================
Less distributions:
  Dividends from net investment income                          (0.21)          --          --         --         --
--------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                         (5.27)       (3.58)      (6.02)     (1.72)     (2.31)
====================================================================================================================
    Total distributions                                         (5.48)       (3.58)      (6.02)     (1.72)     (2.31)
====================================================================================================================
Net asset value, end of period                                $  4.21      $ 18.53    $  32.96    $ 20.66    $ 18.40
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(a)                                                (47.47)%     (36.29)%    106.52%     22.11%     14.56%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $34,614      $69,310    $108,428    $69,459    $68,186
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               1.36%(b)     1.31%       1.27%      1.17%      1.11%
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            1.49%(b)     1.31%       1.27%      1.18%      1.16%
====================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.14)%(b)    0.74%      (0.62)%    (0.04)%    (0.10)%
====================================================================================================================
Ratio of interest expense to average net assets                    --           --        0.01%      0.01%        --
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                           289%         131%        124%        73%        91%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(b)  Ratios are based on average daily net assets of $40,847,069.

                          AIM V.I. NEW TECHNOLOGY FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.03%

ADVERTISING-3.04%

Omnicom Group Inc.                                870,000   $   77,734,500
==========================================================================

APPLICATION SOFTWARE-1.40%

Amdocs Ltd. (United Kingdom)(a)                   574,100       19,502,177
--------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               408,500       16,421,700
==========================================================================
                                                                35,923,877
==========================================================================

BANKS-1.57%

Bank of New York Co., Inc. (The)                  984,100       40,151,280
==========================================================================

BROADCASTING & CABLE TV-6.11%

Comcast Corp.-Class A(a)                        1,640,300       59,050,800
--------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)             2,323,700       97,386,267
==========================================================================
                                                               156,437,067
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.44%

Best Buy Co., Inc.(a)                             494,200       36,808,016
==========================================================================

COMPUTER HARDWARE-2.10%

International Business Machines Corp.             444,200       53,730,432
==========================================================================

CONSUMER FINANCE-0.26%

Household International, Inc.                     115,000        6,663,100
==========================================================================

DATA PROCESSING SERVICES-5.77%

Automatic Data Processing, Inc.                   642,400       37,837,360
--------------------------------------------------------------------------
First Data Corp.                                1,401,100      109,916,295
==========================================================================
                                                               147,753,655
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-12.15%

American Express Co.                              375,000       13,383,750
--------------------------------------------------------------------------
Citigroup Inc.                                  1,606,100       81,075,928
--------------------------------------------------------------------------
Fannie Mae                                        609,700       48,471,150
--------------------------------------------------------------------------
Freddie Mac                                       991,000       64,811,400
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                         1,366,900       49,686,815
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  956,800       53,523,392
==========================================================================
                                                               310,952,435
==========================================================================

DRUG RETAIL-1.26%

Walgreen Co.                                      956,800       32,205,888
==========================================================================

ELECTRIC UTILITIES-1.33%

Duke Energy Corp.                                 644,400       25,299,144
--------------------------------------------------------------------------
Mirant Corp.(a)                                   546,800        8,759,736
==========================================================================
                                                                34,058,880
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.82%

Celestica Inc. (Canada)(a)                      1,150,400       46,464,656
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

ENVIRONMENTAL SERVICES-0.55%

Waste Management, Inc.                            444,200   $   14,174,422
==========================================================================

FOOD RETAIL-2.33%

Kroger Co. (The)(a)                             1,011,500       21,110,005
--------------------------------------------------------------------------
Safeway Inc.(a)                                   922,600       38,518,550
==========================================================================
                                                                59,628,555
==========================================================================

FOOTWEAR-0.63%

NIKE, Inc.-Class B                                285,000       16,028,400
==========================================================================

GENERAL MERCHANDISE STORES-3.60%

Target Corp.                                    2,241,200       92,001,260
==========================================================================

HEALTH CARE EQUIPMENT-1.58%

Baxter International Inc.                         751,800       40,319,034
==========================================================================

HEALTH CARE FACILITIES-1.94%

HCA Inc.                                        1,285,900       49,558,586
==========================================================================

HOUSEHOLD PRODUCTS-0.96%

Kimberly-Clark Corp.                              410,100       24,523,980
==========================================================================

INDUSTRIAL CONGLOMERATES-5.60%

General Electric Co.                            2,118,700       84,917,496
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 993,000       58,487,700
==========================================================================
                                                               143,405,196
==========================================================================

INTEGRATED OIL & GAS-5.48%

BP Amoco PLC-ADR (United Kingdom)               1,230,200       57,216,602
--------------------------------------------------------------------------
ChevronTexaco Corp.                               372,500       33,379,725
--------------------------------------------------------------------------
Exxon Mobil Corp.                               1,264,400       49,690,920
==========================================================================
                                                               140,287,247
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.68%

AT&T Corp.                                        697,000       12,643,580
--------------------------------------------------------------------------
Qwest Communications International Inc.           330,000        4,662,900
==========================================================================
                                                                17,306,480
==========================================================================

INTERNET SOFTWARE & SERVICES-0.39%

Check Point Software Technology Ltd.
  (Israel)(a)                                     249,200        9,940,588
==========================================================================

MANAGED HEALTH CARE-3.10%

CIGNA Corp.                                       150,000       13,897,500
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           922,600       65,292,402
==========================================================================
                                                                79,189,902
==========================================================================

MOVIES & ENTERTAINMENT-2.27%

AOL Time Warner Inc.(a)                         1,811,100       58,136,310
==========================================================================

                              AIM V.I. VALUE FUND

                                                                MARKET
                                                 SHARES         VALUE

MULTI-LINE INSURANCE-4.50%

American International Group, Inc.              1,196,000   $   94,962,400
--------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     319,400       20,067,902
==========================================================================
                                                               115,030,302
==========================================================================

MULTI-UTILITIES-1.48%

Dynegy Inc.-Class A                               443,900       11,319,450
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                       1,042,200       26,596,944
==========================================================================
                                                                37,916,394
==========================================================================

NETWORKING EQUIPMENT-0.69%

Cisco Systems, Inc.()(a)                          972,900       17,619,219
==========================================================================

OIL & GAS DRILLING-0.53%

Transocean Sedco Forex Inc.                       400,000       13,528,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.66%

Baker Hughes Inc.                                 465,000       16,958,550
==========================================================================

PHARMACEUTICALS-8.38%

Abbott Laboratories                               510,000       28,432,500
--------------------------------------------------------------------------
Allergan, Inc.                                     90,000        6,754,500
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          760,000       38,760,000
--------------------------------------------------------------------------
Johnson & Johnson                                 833,800       49,277,580
--------------------------------------------------------------------------
Pfizer Inc.                                     1,879,500       74,898,075
--------------------------------------------------------------------------
Schering-Plough Corp.                             458,000       16,400,980
==========================================================================
                                                               214,523,635
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.59%

Applied Materials, Inc.(a)                        285,200       11,436,520
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                 125,000        3,767,500
==========================================================================
                                                                15,204,020
==========================================================================

SEMICONDUCTORS-1.84%

Analog Devices, Inc.(a)                         1,060,900       47,093,351
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

SOFT DRINKS-1.28%

PepsiCo, Inc.                                     669,800   $   32,612,562
==========================================================================

SYSTEMS SOFTWARE-3.29%

Microsoft Corp.(a)                              1,025,000       67,926,750
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,172,500       16,192,225
==========================================================================
                                                                84,118,975
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.82%

Nokia Oyj-ADR (Finland)                           858,300       21,054,099
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.61%

Nextel Communications, Inc.-Class A(a)          2,140,000       23,454,400
--------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     1,776,900       43,374,129
==========================================================================
                                                                66,828,529
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,303,131,207)                        2,405,871,382
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.35%
  1.73%, 03/21/02 (Cost $8,967,807)(b)         $9,000,000(c)     8,969,670
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-7.34%

STIC Liquid Assets Portfolio(d)                93,935,313       93,935,313
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        93,935,313       93,935,313
==========================================================================
    Total Money Market Funds (Cost
      $187,870,626)                                            187,870,626
==========================================================================
TOTAL INVESTMENTS-101.72% (Cost
  $2,499,969,640)                                            2,602,711,678
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.72%)                          (43,905,025)
==========================================================================
NET ASSETS-100.00%                                          $2,558,806,653
__________________________________________________________________________
==========================================================================

Investment Abbreviations:


ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the rate of discount at issue.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $2,499,969,640)                              $2,602,711,678
-------------------------------------------------------------
Receivables for:
  Investments sold                                    720,093
-------------------------------------------------------------
  Fund shares sold                                  2,297,786
-------------------------------------------------------------
  Dividends                                         1,828,655
-------------------------------------------------------------
  Foreign currency contracts outstanding               17,440
-------------------------------------------------------------
Investment for deferred compensation plan              63,944
-------------------------------------------------------------
Other assets                                              187
=============================================================
    Total assets                                2,607,639,783
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            41,944,360
-------------------------------------------------------------
  Fund shares reacquired                            4,821,908
-------------------------------------------------------------
  Deferred compensation plan                           63,944
-------------------------------------------------------------
  Variation margin                                    258,268
-------------------------------------------------------------
Accrued administrative services fees                1,565,300
-------------------------------------------------------------
Accrued distribution fees                                 117
-------------------------------------------------------------
Accrued trustees' fees                                    440
-------------------------------------------------------------
Accrued transfer agent fees                             7,399
-------------------------------------------------------------
Accrued operating expenses                            171,394
=============================================================
    Total liabilities                              48,833,130
=============================================================
Net assets applicable to shares outstanding    $2,558,806,653
=============================================================

NET ASSETS:

Series I                                       $2,558,119,515
_____________________________________________________________
=============================================================
Series II                                      $      687,138
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          109,548,724
_____________________________________________________________
=============================================================
Series II                                              29,440
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        23.35
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        23.34
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $128,764)                                    $  17,924,467
------------------------------------------------------------
Dividends from affiliated money market funds       9,982,514
------------------------------------------------------------
Interest                                             319,732
============================================================
    Total investment income                       28,226,713
============================================================

EXPENSES:

Advisory fees                                     15,665,367
------------------------------------------------------------
Administrative services fees                       5,752,971
------------------------------------------------------------
Custodian fees                                       213,382
------------------------------------------------------------
Distribution fees -- Series II                           117
------------------------------------------------------------
Transfer agent fees                                   63,068
------------------------------------------------------------
Trustees' fees                                        18,507
------------------------------------------------------------
Other                                                306,432
============================================================
    Total expenses                                22,019,844
============================================================
Less: Fees waived                                    (17,692)
============================================================
    Net expenses                                  22,002,152
============================================================
Net investment income                              6,224,561
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (254,189,659)
------------------------------------------------------------
  Foreign currency contracts                         705,530
------------------------------------------------------------
  Futures contracts                              (24,208,856)
------------------------------------------------------------
  Option contracts written                         4,912,831
============================================================
                                                (272,780,154)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (97,356,567)
------------------------------------------------------------
  Foreign currencies                                     423
------------------------------------------------------------
  Foreign currency contracts                       3,293,152
------------------------------------------------------------
  Futures contracts                                1,690,371
------------------------------------------------------------
  Option contracts written                        (4,954,658)
============================================================
                                                 (97,327,279)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                     (370,107,433)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(363,882,872)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    6,224,561    $    3,325,675
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency contracts, futures contracts and option
    contracts                                                   (272,780,154)       33,091,357
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (97,327,279)     (491,353,794)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (363,882,872)     (454,936,762)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (3,348,106)       (3,445,134)
----------------------------------------------------------------------------------------------
  Series II                                                             (548)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                       (50,823,827)     (120,019,734)
----------------------------------------------------------------------------------------------
  Series II                                                           (8,314)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       230,022,815       941,195,640
----------------------------------------------------------------------------------------------
  Series II                                                          686,924                --
==============================================================================================
    Net increase (decrease) in net assets                       (187,353,928)      362,794,010
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,746,160,581     2,383,366,571
==============================================================================================
  End of year                                                 $2,558,806,653    $2,746,160,581
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,752,433,720    $2,521,723,981
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              6,134,226         3,258,277
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities,
    foreign currency contracts, futures contracts and option
    contracts                                                   (303,043,113)       20,569,224
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               103,281,820       200,609,099
==============================================================================================
                                                              $2,558,806,653    $2,746,160,581
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $42 and undistributed net realized gains decreased by $42 as a result of reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $250,136,976 as of December 31, 2001, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $28,261,440 which will be recognized in the following tax year.

                              AIM V.I. VALUE FUND

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   Outstanding foreign currency contracts at December 31, 2001 were as follows:

                                  CONTRACT TO                          UNREALIZED
   SETTLEMENT              -------------------------                  APPRECIATION
   DATE         CURRENCY     DELIVER       RECEIVE        VALUE      (DEPRECIATION)
   ----------   --------   -----------   -----------   -----------   --------------
   02/28/02       CAD       59,385,000   $37,435,721   $37,297,641     $ 138,080
   02/28/02       EUR       19,390,000    17,130,488    17,251,128      (120,640)
                                         -----------   -----------     ---------
                                         $54,566,209   $54,548,769     $  17,440
                                         -----------   -----------     ---------

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the extent necessary to limit the expenses to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $17,692.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $5,752,971 of which AIM retained $235,436 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $7,306 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $117 as compensation under the Plan.

                              AIM V.I. VALUE FUND

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $9,578 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,224,066,958 and $942,307,511, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 303,835,390
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (225,198,267)
=========================================================
Net unrealized appreciation of investment
  securities                                $  78,637,123
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
$2,524,074,555.


NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                   2001            2000
                                -----------    ------------
Distributions paid from:
  Ordinary income               $ 3,348,613    $ 35,428,884
-----------------------------------------------------------
  Long-term capital gain         50,832,182      88,035,984
===========================================================
                                $54,180,795    $123,464,868
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $   6,231,010
---------------------------------------------------------
Capital loss carryforward                    (250,136,977)
---------------------------------------------------------
Unrealized appreciation                        50,278,900
=========================================================
                                            $(193,627,067)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-FUTURES CONTRACTS

On December 31, 2001, $2,486,392 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                 NO. OF        MONTH/        MARKET       UNREALIZED
CONTRACT        CONTRACTS    COMMITMENT       VALUE      APPRECIATION
--------        ---------   ------------   -----------   ------------
S&P 500 Index      100      Mar. 02/Long   $28,730,000     $522,343
_____________________________________________________________________
=====================================================================


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of year                   8,659      $ 7,644,639
----------------------------------------------------------
Closed                             (1,700)      (1,056,956)
----------------------------------------------------------
Exercised                          (3,120)      (2,600,636)
----------------------------------------------------------
Expired                            (3,839)      (3,987,047)
==========================================================
End of year                            --      $        --
__________________________________________________________
==========================================================

                              AIM V.I. VALUE FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    ----------    --------------
Sold:
  Series I                                                     25,530,747    $ 638,287,847    34,419,619    $1,119,217,487
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                       30,153          703,791            --
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                      2,393,801       54,171,933     4,458,825       123,464,868
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                          392            8,862            --                --
==========================================================================================================================
Reacquired:
  Series I                                                    (18,964,766)    (462,436,965)   (9,435,305)     (301,486,715)
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                       (1,105)         (25,729)           --                --
==========================================================================================================================
                                                                8,989,222    $ 230,709,739    29,443,139    $  941,195,640
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           SERIES I
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                               2001(a)          2000(a)       1999(a)         1998         1997
                                                              ----------       ----------    ----------    ----------    --------
Net asset value, beginning of period                          $    27.30       $    33.50    $    26.25    $    20.83    $  17.48
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.06             0.04          0.06          0.09        0.08
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.50)           (4.94)         7.76          6.59        4.05
=================================================================================================================================
    Total from investment operations                               (3.44)           (4.90)         7.82          6.68        4.13
=================================================================================================================================
Less distributions:
  Dividends from net investment income                             (0.03)           (0.04)        (0.09)        (0.13)      (0.19)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                            (0.48)           (1.26)        (0.48)        (1.13)      (0.59)
=================================================================================================================================
    Total distributions                                            (0.51)           (1.30)        (0.57)        (1.26)      (0.78)
=================================================================================================================================
Net asset value, end of period                                $    23.35       $    27.30    $    33.50    $    26.25    $  20.83
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (12.53)%         (14.68)%       29.90%        32.41%      23.69%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,558,120       $2,746,161    $2,383,367    $1,221,384    $690,841
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                             0.85%(c)         0.84%         0.76%         0.66%       0.70%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income to average net assets                0.24%(c)         0.12%         0.20%         0.68%       1.05%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               40%              62%           62%          100%        127%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns do not reflect charges at the separate account level and these charges would reduce total returns for all periods shown.
(c)  Ratios are based on average daily net assets of $2,590,014,174.

                              AIM V.I. VALUE FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Basic Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Basic Value Fund, as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                           AIM V.I. BASIC VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                           MARKET
                                               SHARES       VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.95%

ADVERTISING-2.61%

Interpublic Group of Cos., Inc. (The)           17,800   $   525,812
====================================================================

ALUMINUM-1.52%

Alcoa Inc.                                       8,600       305,730
====================================================================

APPAREL RETAIL-2.64%

Gap, Inc. (The)                                 38,150       531,811
====================================================================

BANKS-7.31%

Bank of America Corp.                            9,750       613,762
--------------------------------------------------------------------
Bank One Corp.                                  10,100       394,405
--------------------------------------------------------------------
FleetBoston Financial Corp.                     12,750       465,375
====================================================================
                                                           1,473,542
====================================================================

BUILDING PRODUCTS-3.99%

American Standard Cos. Inc.(a)                   5,850       399,145
--------------------------------------------------------------------
Masco Corp.                                     16,500       404,250
====================================================================
                                                             803,395
====================================================================

CONSUMER ELECTRONICS-1.70%

Koninklijke (Royal) Phillips Electronics
  N.V.-ADR (Netherlands)                        11,750       342,042
====================================================================

DATA PROCESSING SERVICES-5.70%

Ceridian Corp.(a)                               25,800       483,750
--------------------------------------------------------------------
Certegy Inc.(a)                                  7,150       244,673
--------------------------------------------------------------------
First Data Corp.                                 5,350       419,707
====================================================================
                                                           1,148,130
====================================================================

DIVERSIFIED COMMERCIAL SERVICES-5.44%

Equifax Inc.                                     2,950        71,242
--------------------------------------------------------------------
H&R Block, Inc.                                 16,500       737,550
--------------------------------------------------------------------
IMS Health Inc.                                 14,700       286,797
====================================================================
                                                           1,095,589
====================================================================

DIVERSIFIED FINANCIAL SERVICES-7.63%

Citigroup Inc.                                   8,400       424,032
--------------------------------------------------------------------
Freddie Mac                                      7,200       470,880
--------------------------------------------------------------------
J.P. Morgan Chase & Co.                         13,600       494,360
--------------------------------------------------------------------
Stilwell Financial, Inc.                         5,450       148,349
====================================================================
                                                           1,537,621
====================================================================

ELECTRIC UTILITIES-2.56%

Edison International(a)                          5,700        86,070
--------------------------------------------------------------------
Orion Power Holdings, Inc.(a)                    4,550       118,755
--------------------------------------------------------------------
PG&E Corp.(a)                                   16,150       310,726
====================================================================
                                                             515,551
====================================================================

                                                           MARKET
                                               SHARES       VALUE

EMPLOYMENT SERVICES-1.26%

Robert Half International Inc.(a)                9,550   $   254,985
====================================================================

ENVIRONMENTAL SERVICES-3.63%

Waste Management, Inc.                          22,900       730,739
====================================================================

FOOD RETAIL-2.62%

Kroger Co. (The)(a)                             25,300       528,011
====================================================================

GENERAL MERCHANDISE STORES-2.17%

Target Corp.                                    10,650       437,182
====================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.04%

McKesson Corp.                                   5,600       209,440
====================================================================

HEALTH CARE FACILITIES-0.73%

Health Management Associates, Inc.-Class A(a)    8,050       148,120
====================================================================

HOTELS-1.24%

Starwood Hotels & Resorts Worldwide, Inc.        8,350       249,247
====================================================================

INDUSTRIAL CONGLOMERATES-2.85%

Tyco International Ltd. (Bermuda)                9,750       574,275
====================================================================

INDUSTRIAL GASES-1.28%

Air Products & Chemicals, Inc.                   5,500       258,005
====================================================================

INDUSTRIAL MACHINERY-1.55%

Parker-Hannifin Corp.                            6,800       312,188
====================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.95%

AT&T Corp.                                      10,550       191,377
====================================================================

LEISURE PRODUCTS-1.67%

Mattel, Inc.                                    19,550       336,260
====================================================================

LIFE & HEALTH INSURANCE-2.34%

Prudential Financial, Inc.(a)                    3,250       107,867
--------------------------------------------------------------------
UnumProvident Corp.                             13,750       364,513
====================================================================
                                                             472,380
====================================================================

MANAGED HEALTH CARE-4.02%

Anthem, Inc.(a)                                  4,650       230,175
--------------------------------------------------------------------
CIGNA Corp.                                      3,550       328,908
--------------------------------------------------------------------
UnitedHealth Group Inc.                          3,550       251,234
====================================================================
                                                             810,317
====================================================================

MOVIES & ENTERTAINMENT-1.72%

Walt Disney Co. (The)                           16,750       347,060
====================================================================

OIL & GAS DRILLING-5.86%

ENSCO International Inc.                        18,450       458,483
--------------------------------------------------------------------
Nabors Industries, Inc.(a)                       7,050       242,027
--------------------------------------------------------------------
Transocean Sedco Forex Inc.                     14,200       480,244
====================================================================
                                                           1,180,754
====================================================================

                           AIM V.I. BASIC VALUE FUND

                                                           MARKET
                                               SHARES       VALUE

OIL & GAS EQUIPMENT & SERVICES-2.26%

Weatherford International, Inc.(a)              12,200   $   454,572
====================================================================

PAPER PRODUCTS-1.59%

International Paper Co.                          7,950       320,783
====================================================================

PROPERTY & CASUALTY INSURANCE-5.87%

ACE Ltd. (Bermuda)                               8,300       333,245
--------------------------------------------------------------------
MGIC Investment Corp.                            3,500       216,020
--------------------------------------------------------------------
Radian Group Inc.                                7,500       322,125
--------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                3,400       310,624
====================================================================
                                                           1,182,014
====================================================================

RESTAURANTS-1.70%

Tricon Global Restaurants, Inc.(a)               6,950       341,940
====================================================================

SEMICONDUCTOR EQUIPMENT-0.85%

Novellus Systems, Inc.(a)                        4,350       171,608
====================================================================

SEMICONDUCTORS-0.74%

Altera Corp.(a)                                  7,050       149,601
====================================================================

                                                           MARKET
                                               SHARES       VALUE

SYSTEMS SOFTWARE-3.58%

BMC Software, Inc.(a)                           11,750   $   192,348
--------------------------------------------------------------------
Computer Associates International, Inc.         15,350       529,422
====================================================================
                                                             721,770
====================================================================

TELECOMMUNICATIONS EQUIPMENT-1.33%

Motorola, Inc.                                  17,900       268,858
====================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $17,893,619)                        18,930,709
====================================================================

MONEY MARKET FUNDS-9.12%

STIC Liquid Assets Portfolio(b)                919,315       919,315
--------------------------------------------------------------------
STIC Prime Portfolio(b)                        919,315       919,315
====================================================================
    Total Money Market Funds (Cost
      $1,838,630)                                          1,838,630
====================================================================
TOTAL INVESTMENTS-103.07% (Cost $19,732,249)              20,769,339
====================================================================
OTHER ASSETS LESS LIABILITIES-(3.07%)                       (618,489)
====================================================================
NET ASSETS-100.00%                                       $20,150,850
____________________________________________________________________
====================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost $19,732,249)  $20,769,339
------------------------------------------------------------
Receivables for:
  Investments sold                                    38,849
------------------------------------------------------------
  Fund shares sold                                   533,494
------------------------------------------------------------
  Dividends                                           17,758
------------------------------------------------------------
Investment for deferred compensation plan              1,093
============================================================
    Total assets                                  21,360,533
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,185,785
------------------------------------------------------------
  Fund shares reacquired                               7,919
------------------------------------------------------------
  Deferred compensation plan                           1,093
------------------------------------------------------------
Accrued administrative services fees                   3,778
------------------------------------------------------------
Accrued distribution fees                                225
------------------------------------------------------------
Accrued transfer agent fees                              266
------------------------------------------------------------
Accrued operating expenses                            10,617
============================================================
    Total liabilities                              1,209,683
============================================================
Net assets applicable to shares outstanding      $20,150,850
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $19,637,830
____________________________________________________________
============================================================
Series II                                        $   513,020
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           1,915,667
____________________________________________________________
============================================================
Series II                                             50,040
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     10.25
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     10.25
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the period September 10, 2001
(Date operations commenced) to December 31, 2001


INVESTMENT INCOME:

Dividends                                         $   31,023
------------------------------------------------------------
Dividends from affiliated money market funds           5,821
------------------------------------------------------------
Interest                                               3,180
============================================================
    Total investment income                           40,024
============================================================

EXPENSES:

Advisory fees                                         18,656
------------------------------------------------------------
Administrative services fees                          19,397
------------------------------------------------------------
Custodian fees                                         9,460
------------------------------------------------------------
Distribution fees -- Series II                           375
------------------------------------------------------------
Transfer agent fees                                      921
------------------------------------------------------------
Trustees' fees                                         1,977
------------------------------------------------------------
Printing                                               7,411
------------------------------------------------------------
Professional fees                                      9,386
============================================================
    Total expenses                                    67,583
============================================================
Less: Fees waived & expenses reimbursed              (34,607)
============================================================
    Net expenses                                      32,976
============================================================
Net investment income                                  7,048
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                        (112,647)
------------------------------------------------------------
Change in net unrealized appreciation of
  investment securities                            1,037,090
------------------------------------------------------------
Net gain from investment securities                  924,443
============================================================
Net increase in net assets resulting from
  operations                                      $  931,491
____________________________________________________________
============================================================

                           AIM V.I. BASIC VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period September 10, 2001 (Date operations commenced) to December 31,
2001

                                                                   2001
                                                                -----------
OPERATIONS:

  Net investment income                                         $     7,048
---------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              (112,647)
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                    1,037,090
===========================================================================
    Net increase in net assets resulting from operations            931,491
===========================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (18,751)
---------------------------------------------------------------------------
  Series II                                                            (380)
---------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       18,738,090
---------------------------------------------------------------------------
  Series II                                                         500,400
===========================================================================
    Net increase in net assets                                   20,150,850
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $20,150,850
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $19,227,129
---------------------------------------------------------------------------
  Undistributed net investment income                                  (722)
---------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     (112,647)
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                1,037,090
===========================================================================
                                                                $20,150,850
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

                           AIM V.I. BASIC VALUE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001


NOTE 1-SIGNIFICANT ACCOUNTING POLICIES


AIM V.I. Basic Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. The Fund commenced operations on September 10, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $11,361 and shares of beneficial interest decreased by $11,361 due to differing book/tax treatments of organizational expenses. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. The Fund had a capital loss carryforward of $4,100 which expires December 31, 2009. As of December 31, 2001 the Fund has a post-October capital loss deferral of $105,400 which will be recognized in the following tax year.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% of the first $500 million of the

                           AIM V.I. BASIC VALUE FUND

Fund's average daily net assets, plus $0.70% of the next $500 million of the Fund's average daily net assets, plus 0.675% of the next $500 million of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $18,656 and reimbursed fees of $15,801.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid AIM $19,397 of which AIM retained $15,616 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $630 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of up to 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributions has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Series II shares paid AIM Distributors $225 as compensation under the Plan. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $150.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

Distributions paid from
  Ordinary income                                $19,131
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $    371
--------------------------------------------------------
Capital loss carryforward                         (4,100)
--------------------------------------------------------
Unrealized appreciation                          927,450
========================================================
                                                $923,721
________________________________________________________
========================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the deferral of capital losses incurred after October 31, and other deferrals.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 10, 2001 (date operations commenced) through December 31, 2001 was $18,281,408 and $275,142, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                        $1,229,103
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (195,160)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,033,943
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $19,735,396.

                           AIM V.I. BASIC VALUE FUND

NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                        2001
                                                              ------------------------
                                                               SHARES        AMOUNT
                                                              ---------    -----------
Sold:
  Series I                                                    1,956,344    $19,139,289
--------------------------------------------------------------------------------------
  Series II                                                      50,002        500,020
======================================================================================
Issued as reinvestment of dividends:
  Series I                                                        1,886         18,751
--------------------------------------------------------------------------------------
  Series II                                                          38            380
======================================================================================
Reacquired:
  Series I                                                      (42,563)      (419,950)
======================================================================================
                                                              1,965,707    $19,238,490
______________________________________________________________________________________
======================================================================================


NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                  SERIES II
                                                              SEPTEMBER 10, 2001
                                                               (DATE OPERATIONS
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2001
                                                              ------------------
Net asset value, beginning of period                                $10.00
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.00
--------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)              0.26
================================================================================
    Total from investment operations                                  0.26
================================================================================
Less distributions from net investment income                        (0.01)
================================================================================
Net asset value, end of period                                      $10.25
________________________________________________________________________________
================================================================================
Total return(a)                                                       2.58%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  513
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                    1.44%(b)
--------------------------------------------------------------------------------
  Without fee waivers                                                 2.88%(b)
================================================================================
Ratio of net investment income to average net assets                  0.12%(b)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                  4%
________________________________________________________________________________
================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $484,611.

                           AIM V.I. BASIC VALUE FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Appreciation Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Appreciation Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS AND OTHER EQUITY
  INTERESTS-98.09%

ADVERTISING-3.92%

Interpublic Group of Cos., Inc. (The)             192,900   $    5,698,266
--------------------------------------------------------------------------
Lamar Advertising Co.(a)                          434,000       18,375,560
--------------------------------------------------------------------------
Omnicom Group Inc.                                241,100       21,542,285
==========================================================================
                                                                45,616,111
==========================================================================

AEROSPACE & DEFENSE-2.35%

General Dynamics Corp.                             74,200        5,909,288
--------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               87,800        7,902,000
--------------------------------------------------------------------------
Lockheed Martin Corp.                             289,400       13,506,298
==========================================================================
                                                                27,317,586
==========================================================================

AIR FREIGHT & COURIERS-0.43%

FedEx Corp.(a)                                     96,200        4,990,856
==========================================================================

APPAREL RETAIL-1.80%

Ross Stores, Inc.                                 144,700        4,641,976
--------------------------------------------------------------------------
Talbots, Inc. (The)                               128,600        4,661,750
--------------------------------------------------------------------------
TJX Cos., Inc. (The)                              292,200       11,647,092
==========================================================================
                                                                20,950,818
==========================================================================

APPLICATION SOFTWARE-3.17%

Cadence Design Systems, Inc.(a)                   144,700        3,171,824
--------------------------------------------------------------------------
Citrix Systems, Inc.(a)                           192,900        4,371,114
--------------------------------------------------------------------------
Electronic Arts Inc.(a)                           144,700        8,674,765
--------------------------------------------------------------------------
Intuit Inc.(a)                                    482,300       20,623,148
==========================================================================
                                                                36,840,851
==========================================================================

BROADCASTING & CABLE TV-3.22%

Clear Channel Communications, Inc.(a)             120,600        6,139,746
--------------------------------------------------------------------------
Comcast Corp.-Class A(a)                          385,800       13,888,800
--------------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    197,600        5,038,800
--------------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          306,800       12,413,128
==========================================================================
                                                                37,480,474
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.29%

CDW Computer Centers, Inc.(a)                     186,100        9,995,431
--------------------------------------------------------------------------
Circuit City Stores-Circuit City Group            191,100        4,959,045
==========================================================================
                                                                14,954,476
==========================================================================

COMPUTER HARDWARE-3.43%

Dell Computer Corp.(a)                            385,800       10,486,044
--------------------------------------------------------------------------
International Business Machines Corp.             144,700       17,502,912
--------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                         964,500       11,901,930
==========================================================================
                                                                39,890,886
==========================================================================

CONSUMER FINANCE-1.79%

Capital One Financial Corp.                       168,800        9,106,760
--------------------------------------------------------------------------

                                                                MARKET
                                                 SHARES         VALUE
CONSUMER FINANCE-(CONTINUED)

Countrywide Credit Industries, Inc.               120,600   $    4,940,982
--------------------------------------------------------------------------
MBNA Corp.                                        192,900        6,790,080
==========================================================================
                                                                20,837,822
==========================================================================

DATA PROCESSING SERVICES-3.96%

Concord EFS, Inc.(a)                              104,300        3,418,954
--------------------------------------------------------------------------
Fiserv, Inc.(a)                                   868,112       36,738,500
--------------------------------------------------------------------------
Paychex, Inc.                                     170,418        5,971,447
==========================================================================
                                                                46,128,901
==========================================================================

DEPARTMENT STORES-2.01%

Kohl's Corp.(a)                                   332,700       23,435,388
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-10.80%

American Express Co.                              144,700        5,164,343
--------------------------------------------------------------------------
Citigroup Inc.                                    385,800       19,475,184
--------------------------------------------------------------------------
Fannie Mae                                         72,300        5,747,850
--------------------------------------------------------------------------
Freddie Mac                                       144,900        9,476,460
--------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                   286,700       26,591,425
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                           139,300        5,063,555
--------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         397,400       20,712,488
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  385,800       21,581,652
--------------------------------------------------------------------------
Principal Financial Group, Inc. (The)(a)           74,700        1,792,800
--------------------------------------------------------------------------
State Street Corp.                                192,900       10,079,025
==========================================================================
                                                               125,684,782
==========================================================================

DRUG RETAIL-0.56%

Walgreen Co.                                      192,900        6,493,014
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.09%

Celestica Inc. (Canada)(a)                        459,800       18,571,322
--------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                              289,400        5,759,060
==========================================================================
                                                                24,330,382
==========================================================================

ENVIRONMENTAL SERVICES-0.40%

Waste Management, Inc.                            144,700        4,617,377
==========================================================================

FOOD RETAIL-0.43%

Safeway Inc.(a)                                   120,600        5,035,050
==========================================================================

FOOTWEAR-0.71%

NIKE, Inc.-Class B                                146,600        8,244,784
==========================================================================

GENERAL MERCHANDISE STORES-1.33%

Family Dollar Stores, Inc.                        144,700        4,338,106
--------------------------------------------------------------------------
Wal-Mart Stores, Inc.                             192,900       11,101,395
==========================================================================
                                                                15,439,501
==========================================================================

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                MARKET
                                                 SHARES         VALUE

HEALTH CARE DISTRIBUTORS & SERVICES-0.67%

Cardinal Health, Inc.                             120,600   $    7,797,996
==========================================================================

HEALTH CARE EQUIPMENT-2.09%

Biomet, Inc.(a)                                   385,825       11,921,992
--------------------------------------------------------------------------
Medtronic, Inc.                                   241,100       12,346,731
==========================================================================
                                                                24,268,723
==========================================================================

HEALTH CARE FACILITIES-1.92%

HCA Inc.                                          289,400       11,153,476
--------------------------------------------------------------------------
Health Management Associates, Inc.-Class A(a)     301,600        5,549,440
--------------------------------------------------------------------------
Tenet Healthcare Corp.(a)                          96,500        5,666,480
==========================================================================
                                                                22,369,396
==========================================================================

HOME IMPROVEMENT RETAIL-3.34%

Home Depot, Inc. (The)                            289,400       14,762,294
--------------------------------------------------------------------------
Lowe's Cos., Inc.                                 518,200       24,049,662
==========================================================================
                                                                38,811,956
==========================================================================

INDUSTRIAL CONGLOMERATES-1.16%

General Electric Co.                              337,600       13,531,008
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.76%

WorldCom, Inc.-WorldCom Group(a)                  626,900        8,826,752
==========================================================================

INVESTMENTS-0.97%

Nasdaq-100 Index Tracking Stock(a)                289,400       11,315,540
==========================================================================

IT CONSULTING & SERVICES-3.57%

Accenture Ltd.-Class A (Bermuda)(a)               289,400        7,790,648
--------------------------------------------------------------------------
Electronic Data Systems Corp.                     289,400       19,838,370
--------------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      482,300       13,952,939
==========================================================================
                                                                41,581,957
==========================================================================

LIFE & HEALTH INSURANCE-0.81%

AFLAC, Inc.                                       383,800        9,426,128
==========================================================================

MANAGED HEALTH CARE-3.02%

Caremark Rx, Inc.(a)                              482,300        7,866,313
--------------------------------------------------------------------------
First Health Group Corp.(a)                       144,700        3,579,878
--------------------------------------------------------------------------
UnitedHealth Group Inc.                            96,500        6,829,305
--------------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                 144,700       16,908,195
==========================================================================
                                                                35,183,691
==========================================================================

MOTORCYCLE MANUFACTURERS-1.24%

Harley-Davidson, Inc.                             265,200       14,403,012
==========================================================================

MOVIES & ENTERTAINMENT-2.60%

AOL Time Warner Inc.(a)                           578,700       18,576,270
--------------------------------------------------------------------------
Viacom Inc.-Class B(a)                            265,200       11,708,580
==========================================================================
                                                                30,284,850
==========================================================================

MULTI-LINE INSURANCE-2.18%

American International Group, Inc.                319,500       25,368,300
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

NETWORKING EQUIPMENT-1.82%

Cisco Systems, Inc.(a)                            964,500   $   17,467,095
--------------------------------------------------------------------------
McDATA Corp.-Class A(a)                           150,910        3,697,295
==========================================================================
                                                                21,164,390
==========================================================================

OIL & GAS DRILLING-0.41%

Noble Drilling Corp.(a)                           138,900        4,728,156
==========================================================================

PHARMACEUTICALS-6.19%

Elan Corp. PLC-ADR (Ireland)(a)                   289,400       13,040,364
--------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                      144,700       11,858,165
--------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)           192,900       12,459,411
--------------------------------------------------------------------------
Pfizer Inc.                                       578,700       23,061,195
--------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC-ADR (United
  Kingdom)(a)                                      75,100        2,748,660
--------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                        144,700        8,917,861
==========================================================================
                                                                72,085,656
==========================================================================

PROPERTY & CASUALTY INSURANCE-1.40%

ACE Ltd. (Bermuda)                                242,100        9,720,315
--------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  72,300        6,605,328
==========================================================================
                                                                16,325,643
==========================================================================

RESTAURANTS-1.95%

Brinker International, Inc.(a)                    289,400        8,612,544
--------------------------------------------------------------------------
Darden Restaurants, Inc.                          135,700        4,803,780
--------------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       113,900        3,901,075
--------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                 96,500        4,747,800
--------------------------------------------------------------------------
Wendy's International, Inc.                        23,500          685,495
==========================================================================
                                                                22,750,694
==========================================================================

SEMICONDUCTOR EQUIPMENT-3.60%

Applied Materials, Inc.(a)                        289,400       11,604,940
--------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                95,300        4,723,068
--------------------------------------------------------------------------
Lam Research Corp.(a)                             237,900        5,524,038
--------------------------------------------------------------------------
Novellus Systems, Inc.(a)                         289,400       11,416,830
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                 285,900        8,617,026
==========================================================================
                                                                41,885,902
==========================================================================

SEMICONDUCTORS-5.54%

Altera Corp.(a)                                   285,700        6,062,554
--------------------------------------------------------------------------
Analog Devices, Inc.(a)                           449,300       19,944,427
--------------------------------------------------------------------------
Intel Corp.                                        96,500        3,034,925
--------------------------------------------------------------------------
Linear Technology Corp.                           240,300        9,381,312
--------------------------------------------------------------------------
Maxim Integrated Products, Inc.(a)                138,700        7,283,137
--------------------------------------------------------------------------
Microchip Technology Inc.(a)                      483,950       18,748,223
==========================================================================
                                                                64,454,578
==========================================================================

SPECIALTY STORES-3.83%

AutoZone, Inc.(a)                                  58,400        4,193,120
--------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         675,200       22,889,280
--------------------------------------------------------------------------

                       AIM V.I. CAPITAL APPRECIATION FUND

                                                                MARKET
                                                 SHARES         VALUE
SPECIALTY STORES-(CONTINUED)

Borders Group, Inc.(a)                            385,800   $    7,654,272
--------------------------------------------------------------------------
Office Depot, Inc.(a)                             385,800        7,152,732
--------------------------------------------------------------------------
Staples, Inc.(a)                                  143,400        2,681,580
==========================================================================
                                                                44,570,984
==========================================================================

SYSTEMS SOFTWARE-4.12%

Microsoft Corp.(a)                                723,400       47,939,718
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.30%

Nokia Oyj-ADR (Finland)                           144,700        3,549,491
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.91%

Sprint Corp. (PCS Group)(a)                       434,000       10,593,940
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,057,880,868)                        1,141,507,520
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

MONEY MARKET FUNDS-2.42%

STIC Liquid Assets Portfolio(b)                14,119,780   $   14,119,780
--------------------------------------------------------------------------
STIC Prime Portfolio(b)                        14,119,780       14,119,780
==========================================================================
    Total Money Market Funds (Cost
      $28,239,560)                                              28,239,560
==========================================================================
TOTAL INVESTMENTS-100.51% (COST
  $1,086,120,428)                                            1,169,747,080
==========================================================================
OTHER ASSETS LESS LIABILITIES-(0.51%)                           (5,983,257)
==========================================================================
NET ASSETS-100.00%                                          $1,163,763,823
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $1,086,120,428)                              $1,169,747,080
-------------------------------------------------------------
Foreign currencies, at value (cost $377)                  369
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,736,502
-------------------------------------------------------------
  Fund shares sold                                    449,212
-------------------------------------------------------------
  Dividends and interest                              324,717
-------------------------------------------------------------
Investment for deferred compensation plan              53,367
-------------------------------------------------------------
Other assets                                              193
=============================================================
    Total assets                                1,172,311,440
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             5,077,734
-------------------------------------------------------------
  Fund shares reacquired                            2,707,585
-------------------------------------------------------------
  Deferred compensation plan                           53,367
-------------------------------------------------------------
Accrued administrative services fees                  625,460
-------------------------------------------------------------
Accrued distribution fees                               1,319
-------------------------------------------------------------
Accrued transfer agent fees                             5,758
-------------------------------------------------------------
Accrued operating expenses                             76,394
=============================================================
    Total liabilities                               8,547,617
=============================================================
Net assets applicable to shares outstanding    $1,163,763,823
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,160,236,348
_____________________________________________________________
=============================================================
Series II                                      $    3,527,475
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           53,423,743
_____________________________________________________________
=============================================================
Series II                                             162,574
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        21.72
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        21.70
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $1,813)                                      $   4,801,722
------------------------------------------------------------
Dividends from affiliated money market funds       3,018,922
------------------------------------------------------------
Interest                                              11,208
============================================================
    Total investment income                        7,831,852
============================================================

EXPENSES:

Advisory fees                                      7,575,407
------------------------------------------------------------
Administrative services fees                       2,530,998
------------------------------------------------------------
Custodian fees                                       154,090
------------------------------------------------------------
Distribution fees -- Series II                         1,319
------------------------------------------------------------
Transfer agent fees                                   52,390
------------------------------------------------------------
Trustees' fees                                        10,904
------------------------------------------------------------
Other                                                216,859
============================================================
    Total expenses                                10,541,967
============================================================
Less: Fees waived                                     (4,991)
------------------------------------------------------------
    Expenses paid indirectly                          (3,606)
============================================================
    Net expenses                                  10,533,370
============================================================
Net investment income (loss)                      (2,701,518)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                         (228,295,519)
------------------------------------------------------------
  Foreign currencies                                     (82)
============================================================
                                                (228,295,601)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (130,556,623)
------------------------------------------------------------
  Foreign currencies                                      62
============================================================
                                                (130,556,561)
============================================================
Net gain (loss) from investment securities
  and foreign currencies                        (358,852,162)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(361,553,680)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------

OPERATIONS:

  Net investment income (loss)                                $   (2,701,518)   $   (2,573,770)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                          (228,295,601)       58,471,948
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies                (130,556,561)     (276,571,433)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (361,553,680)     (220,673,255)
==============================================================================================
Distributions to shareholders from net realized gains:
  Series I                                                       (93,353,689)      (41,744,897)
----------------------------------------------------------------------------------------------
  Series II                                                         (235,797)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        81,141,922       665,409,393
----------------------------------------------------------------------------------------------
  Series II                                                        3,556,366                --
==============================================================================================
    Net increase (decrease) in net assets                       (370,444,878)      402,991,241
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,534,208,701     1,131,217,460
==============================================================================================
  End of year                                                 $1,163,763,823    $1,534,208,701
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,344,898,013    $1,262,896,014
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (73,633)          (64,088)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                           (264,687,201)       57,193,570
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                            83,626,644       214,183,205
==============================================================================================
                                                              $1,163,763,823    $1,534,208,701
==============================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Appreciation Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $2,691,973, undistributed net realized gains increased by $4,316 and shares of beneficial interest decreased by $2,696,289 as a result of net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $254,717,808 as of December 31, 2001 which may be carried forward to offset future gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $6,972,349 which will be recognized in the following tax year.

E. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an

                       AIM V.I. CAPITAL APPRECIATION FUND
   amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

F. Put Options -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $4,991.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $2,530,998 of which AIM retained $148,044 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $6,586 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $1,319 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $7,073 services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $3,606 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $3,606.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001           2000
                                 -----------    -----------
Distributions paid from:
  Ordinary income                $        --    $10,248,473
-----------------------------------------------------------
  Long-term capital gain          93,589,486     31,496,424
===========================================================
                                 $93,589,486    $41,744,897
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                   $(254,717,808)
---------------------------------------------------------
Unrealized appreciation                        73,583,618
=========================================================
                                            $(181,134,190)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $893,313,476 and $769,736,300, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $176,549,884
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (95,920,274)
============================================================
Net unrealized appreciation of investment
  securities                                    $ 80,629,610
____________________________________________________________
============================================================
Cost of investments for tax purposes is $1,089,117,470.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                     CALL OPTION CONTRACTS
                                     ----------------------
                                     NUMBER OF    PREMIUMS
                                     CONTRACTS    RECEIVED
                                     ---------    ---------
Beginning of year                         --      $      --
-----------------------------------------------------------
Written                                1,306        582,457
-----------------------------------------------------------
Expired                               (1,306)      (582,457)
===========================================================
End of year                               --      $      --
___________________________________________________________
===========================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                          2001                           2000
                                               ---------------------------    --------------------------
                                                 SHARES          AMOUNT         SHARES         AMOUNT
                                               -----------    ------------    ----------    ------------
Sold:
  Series I                                      11,408,354    $289,501,205    20,934,800    $781,849,779
--------------------------------------------------------------------------------------------------------
  Series II*                                       154,482       3,376,463            --              --
========================================================================================================
Issued as reinvestment of distributions:
  Series I                                       4,384,861      93,353,689     1,298,442      41,744,897
--------------------------------------------------------------------------------------------------------
  Series II*                                        11,086         235,797            --              --
========================================================================================================
Reacquired:
  Series I                                     (12,117,352)   (301,712,972)   (4,279,024)   (158,185,283)
--------------------------------------------------------------------------------------------------------
  Series II*                                        (2,994)        (55,894)           --              --
========================================================================================================
                                                 3,838,437    $ 84,698,288    17,954,218    $665,409,393
________________________________________________________________________________________________________
========================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL APPRECIATION FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                 SERIES II
                                                              ---------------
                                                              AUGUST 21, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                               DECEMBER 31,
                                                                  2001(a)
                                                              ---------------
Net asset value, beginning of period                              $23.19
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.45
=============================================================================
    Total from investment operations                                0.41
=============================================================================
Less distributions from net realized gains                         (1.90)
=============================================================================
Net asset value, end of period                                    $21.70
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     1.94%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $3,527
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                             1.09%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets        (0.46)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                               65%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $1,458,450.

                       AIM V.I. CAPITAL APPRECIATION FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Capital Development Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Capital Development Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period August 21, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. CAPITAL DEVELOPMENT FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
COMMON STOCKS-96.52%

ADVERTISING-1.23%

Lamar Advertising Co.(a)                          27,650   $ 1,170,701
======================================================================

AEROSPACE & DEFENSE-0.53%

Goodrich Corp.                                    18,900       503,118
======================================================================

AGRICULTURAL PRODUCTS-0.41%

Bunge Ltd.                                        16,800       391,104
======================================================================

APPAREL RETAIL-2.11%

Abercrombie & Fitch Co.-Class A(a)                40,200     1,066,506
----------------------------------------------------------------------
Ross Stores, Inc.                                 29,500       946,360
======================================================================
                                                             2,012,866
======================================================================

APPLICATION SOFTWARE-2.47%

Cadence Design Systems, Inc.(a)                   40,000       876,800
----------------------------------------------------------------------
Intuit Inc.(a)                                    21,600       923,616
----------------------------------------------------------------------
Secure Computing Corp.(a)                         27,400       563,070
======================================================================
                                                             2,363,486
======================================================================

AUTO PARTS & EQUIPMENT-1.25%

Gentex Corp.(a)                                   26,700       713,691
----------------------------------------------------------------------
Lear Corp.(a)                                     12,500       476,750
======================================================================
                                                             1,190,441
======================================================================

BANKS-3.70%

Compass Bancshares, Inc.                          37,300     1,055,590
----------------------------------------------------------------------
Huntington Bancshares Inc.                        57,900       995,301
----------------------------------------------------------------------
Sovereign Bancorp, Inc.                           38,400       470,016
----------------------------------------------------------------------
Zions Bancorp                                     19,300     1,014,794
======================================================================
                                                             3,535,701
======================================================================

BROADCASTING & CABLE TV-4.11%

Cablevision Systems Corp.-Class A(a)              20,600       977,470
----------------------------------------------------------------------
Cox Radio, Inc.-Class A(a)                        24,700       629,356
----------------------------------------------------------------------
Entercom Communications Corp.(a)                   8,200       410,000
----------------------------------------------------------------------
Hispanic Broadcasting Corp.(a)                    31,300       798,150
----------------------------------------------------------------------
Mediacom Communications Corp.(a)                  60,900     1,112,034
======================================================================
                                                             3,927,010
======================================================================

BUILDING PRODUCTS-1.21%

American Standard Cos. Inc.(a)                    17,000     1,159,910
======================================================================

CASINOS & GAMING-1.05%

Harrah's Entertainment, Inc.(a)                   27,100     1,002,971
======================================================================

CATALOG RETAIL-0.52%

Insight Enterprises, Inc.(a)                      20,112       494,755
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.55%

Best Buy Co., Inc.(a)                              6,800       506,464
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
COMPUTER & ELECTRONICS RETAIL-(CONTINUED)

CDW Computer Centers, Inc.(a)                     18,100   $   972,151
======================================================================
                                                             1,478,615
======================================================================

COMPUTER HARDWARE-0.66%

Apple Computer, Inc.(a)                           28,900       632,910
======================================================================

CONSUMER FINANCE-2.48%

AmeriCredit Corp.(a)                              30,300       955,965
----------------------------------------------------------------------
Metris Cos. Inc.                                  46,600     1,198,086
----------------------------------------------------------------------
Saxon Capital Acquisition Corp. (Acquired
  07/27/01; Cost $212,100)(a)(b)                  21,000       212,625
======================================================================
                                                             2,366,676
======================================================================

DATA PROCESSING SERVICES-5.08%

Alliance Data Systems Corp.(a)                    61,300     1,173,895
----------------------------------------------------------------------
BISYS Group, Inc. (The)(a)                        11,200       716,688
----------------------------------------------------------------------
Ceridian Corp.(a)                                 51,100       958,125
----------------------------------------------------------------------
Certegy Inc.(a)                                   30,150     1,031,733
----------------------------------------------------------------------
DST Systems, Inc.(a)                              19,500       972,075
======================================================================
                                                             4,852,516
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-2.25%

Edison Schools Inc.(a)                            45,800       899,970
----------------------------------------------------------------------
Iron Mountain Inc.(a)                             19,350       847,530
----------------------------------------------------------------------
Pre-Paid Legal Services, Inc.(a)                  18,200       398,580
======================================================================
                                                             2,146,080
======================================================================

DIVERSIFIED FINANCIAL SERVICES-5.17%

Affiliated Managers Group, Inc.(a)                12,200       859,856
----------------------------------------------------------------------
Allied Capital Corp.                              16,400       426,400
----------------------------------------------------------------------
Ambac Financial Group, Inc.                        8,450       488,917
----------------------------------------------------------------------
American Capital Strategies, Ltd.                 30,000       850,500
----------------------------------------------------------------------
Legg Mason, Inc.                                  11,100       554,778
----------------------------------------------------------------------
SEI Investments Co.                               19,900       897,689
----------------------------------------------------------------------
USA Education Inc.                                10,200       857,004
======================================================================
                                                             4,935,144
======================================================================

DIVERSIFIED METALS & MINING-0.36%

Massey Energy Co.                                 16,600       344,118
======================================================================

DRUG RETAIL-0.81%

Duane Reade Inc.(a)                               25,500       773,925
======================================================================

ELECTRIC UTILITIES-1.84%

Constellation Energy Group, Inc.                  33,800       897,390
----------------------------------------------------------------------
Reliant Resources, Inc.(a)                        51,800       855,218
======================================================================
                                                             1,752,608
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE

ELECTRICAL COMPONENTS & EQUIPMENT-0.48%

Cooper Industries, Inc.                           13,200   $   460,944
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-5.80%

Celestica Inc. (Canada)(a)                        18,900       763,371
----------------------------------------------------------------------
Garmin Ltd. (Cayman Islands)(a)                   38,900       829,348
----------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                23,000     1,192,550
----------------------------------------------------------------------
Symbol Technologies, Inc.                         53,200       844,816
----------------------------------------------------------------------
Tektronix, Inc.(a)                                40,400     1,041,512
----------------------------------------------------------------------
Varian Inc.(a)                                    26,700       866,148
======================================================================
                                                             5,537,745
======================================================================

ENVIRONMENTAL SERVICES-1.06%

Republic Services, Inc.(a)                        50,800     1,014,476
======================================================================

GAS UTILITIES-0.85%

Kinder Morgan, Inc.                               14,600       813,074
======================================================================

GENERAL MERCHANDISE STORES-1.22%

Dollar Tree Stores, Inc.(a)                       37,700     1,165,307
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.55%

Apria Healthcare Group Inc.(a)                    35,100       877,149
----------------------------------------------------------------------
Express Scripts, Inc.(a)                          10,800       505,008
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)           13,300     1,075,305
----------------------------------------------------------------------
Lincare Holdings Inc.(a)                          32,400       928,260
======================================================================
                                                             3,385,722
======================================================================

HEALTH CARE FACILITIES-0.98%

LifePoint Hospitals, Inc.(a)                      13,400       456,136
----------------------------------------------------------------------
Triad Hospitals, Inc.(a)                          16,500       484,275
======================================================================
                                                               940,411
======================================================================

HOUSEHOLD APPLIANCES-1.76%

Black & Decker Corp. (The)                        25,500       962,115
----------------------------------------------------------------------
Snap-on Inc.                                      21,400       720,324
======================================================================
                                                             1,682,439
======================================================================

INDUSTRIAL MACHINERY-1.52%

Flowserve Corp.(a)                                18,400       489,624
----------------------------------------------------------------------
SPX Corp.(a)                                       7,000       958,300
======================================================================
                                                             1,447,924
======================================================================

INSURANCE BROKERS-0.86%

Aon Corp.                                         23,000       816,960
======================================================================

IT CONSULTING & SERVICES-4.05%

Affiliated Computer Services, Inc.-Class A(a)      9,400       997,622
----------------------------------------------------------------------
Perot Systems Corp.-Class A(a)                    47,400       967,908
----------------------------------------------------------------------
SunGard Data Systems Inc.(a)                      31,200       902,616
----------------------------------------------------------------------
Titan Corp. (The)(a)                              40,000       998,000
======================================================================
                                                             3,866,146
======================================================================

                                                             MARKET
                                                SHARES        VALUE

LEISURE PRODUCTS-0.97%

Mattel, Inc.                                      53,600   $   921,920
======================================================================

LIFE & HEALTH INSURANCE-1.46%

Nationwide Financial Services, Inc.-Class A       16,300       675,798
----------------------------------------------------------------------
Phoenix Cos., Inc. (The)(a)                       39,100       723,350
======================================================================
                                                             1,399,148
======================================================================

MANAGED HEALTH CARE-3.15%

Anthem, Inc.(a)                                   25,700     1,272,150
----------------------------------------------------------------------
Caremark Rx, Inc.(a)                              30,300       494,193
----------------------------------------------------------------------
First Health Group Corp.(a)                       12,200       301,828
----------------------------------------------------------------------
Orthodontic Centers of America, Inc.(a)           30,800       939,400
======================================================================
                                                             3,007,571
======================================================================

MULTI-UTILITIES-1.03%

UtiliCorp United Inc.                             39,100       984,147
======================================================================

NETWORKING EQUIPMENT-0.26%

Lantronix, Inc.(a)                                39,000       246,480
======================================================================

OIL & GAS DRILLING-2.30%

GlobalSantaFe Corp.                               44,800     1,277,696
----------------------------------------------------------------------
Pride International, Inc.(a)                      60,700       916,570
======================================================================
                                                             2,194,266
======================================================================

OIL & GAS EQUIPMENT & SERVICES-1.24%

BJ Services Co.(a)                                25,400       824,230
----------------------------------------------------------------------
Key Energy Services, Inc.(a)                      38,900       357,880
======================================================================
                                                             1,182,110
======================================================================

OIL & GAS EXPLORATION & PRODUCTION-2.00%

Devon Energy Corp.                                12,900       498,585
----------------------------------------------------------------------
Kerr-McGee Corp.                                  12,000       657,600
----------------------------------------------------------------------
Murphy Oil Corp.                                   9,000       756,360
======================================================================
                                                             1,912,545
======================================================================

OIL & GAS REFINING & MARKETING-0.52%

Valero Energy Corp.                               13,100       499,372
======================================================================

PACKAGED FOODS-0.46%

Hershey Foods Corp.                                6,500       440,050
======================================================================

PAPER PRODUCTS-1.00%

Bowater Inc.                                      20,100       958,770
======================================================================

PHARMACEUTICALS-3.38%

Altana A.G. (Germany)                             19,700       982,022
----------------------------------------------------------------------
Biovail Corp. (Canada)(a)                         20,400     1,147,500
----------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                         32,800     1,098,800
======================================================================
                                                             3,228,322
======================================================================

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                                                             MARKET
                                                SHARES        VALUE

PROPERTY & CASUALTY INSURANCE-1.91%

ACE Ltd. (Bermuda)                                24,807   $   996,001
----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                  9,100       831,376
======================================================================
                                                             1,827,377
======================================================================

REAL ESTATE INVESTMENT TRUSTS-3.18%

Apartment Investment & Management Co.-Class A     12,800       585,344
----------------------------------------------------------------------
CarrAmerica Realty Corp.                          41,900     1,261,190
----------------------------------------------------------------------
Plum Creek Timber Co., Inc.                       42,100     1,193,535
======================================================================
                                                             3,040,069
======================================================================

REINSURANCE-1.03%

Everest Re Group, Ltd. (Bermuda)                  13,900       982,730
======================================================================

RESTAURANTS-1.87%

Brinker International, Inc.(a)                    35,300     1,050,528
----------------------------------------------------------------------
CEC Entertainment Inc.(a)                          6,125       265,764
----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                       13,600       465,800
======================================================================
                                                             1,782,092
======================================================================

SEMICONDUCTOR EQUIPMENT-0.97%

Novellus Systems, Inc.(a)                         11,500       453,675
----------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                         13,600       470,424
======================================================================
                                                               924,099
======================================================================

SEMICONDUCTORS-3.07%

Alpha Industries, Inc.(a)                         21,300       464,340
----------------------------------------------------------------------
International Rectifier Corp.(a)                  19,000       662,720
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      25,400       983,996
----------------------------------------------------------------------
Semtech Corp.(a)                                  23,000       820,870
======================================================================
                                                             2,931,926
======================================================================

                                                             MARKET
                                                SHARES        VALUE

SPECIALTY CHEMICALS-0.94%

International Flavors & Fragrances Inc.           30,300   $   900,213
======================================================================

SPECIALTY STORES-1.45%

Foot Locker, Inc.(a)                              43,400       679,210
----------------------------------------------------------------------
United Rentals, Inc.(a)                           31,000       703,700
======================================================================
                                                             1,382,910
======================================================================

SYSTEMS SOFTWARE-1.58%

Adobe Systems Inc.                                34,500     1,071,225
----------------------------------------------------------------------
Legato Systems, Inc.(a)                           33,600       435,792
======================================================================
                                                             1,507,017
======================================================================

TELECOMMUNICATIONS EQUIPMENT-0.61%

Comverse Technology, Inc.(a)                      26,100       583,857
======================================================================

TRUCKING-0.51%

C.H. Robinson Worldwide, Inc.                     16,900       488,663
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.71%

Telephone and Data Systems, Inc.                   7,600       682,100
======================================================================
    Total Common Stocks (Cost $79,273,293)                  92,173,557
======================================================================

MONEY MARKET FUNDS-3.94%

STIC Liquid Assets Portfolio(c)                1,883,379     1,883,379
----------------------------------------------------------------------
STIC Prime Portfolio(c)                        1,883,379     1,883,379
======================================================================
    Total Money Market Funds (Cost
      $3,766,758)                                            3,766,758
======================================================================
TOTAL INVESTMENTS-100.46% (Cost $83,040,051)                95,940,315
======================================================================
OTHER ASSETS LESS LIABILITIES-(0.46%)                         (441,558)
======================================================================
NET ASSETS-100.00%                                         $95,498,757
______________________________________________________________________
======================================================================

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The market value of this security at 12/31/01 represented 0.22% of the Fund's net assets.
(c) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost $83,040,051)  $95,940,315
------------------------------------------------------------
Cash                                                  23,416
------------------------------------------------------------
Receivables for:
  Investments sold                                   604,885
------------------------------------------------------------
  Fund shares sold                                   120,789
------------------------------------------------------------
  Dividends                                           67,156
------------------------------------------------------------
Investment for deferred compensation plan             21,940
============================================================
    Total assets                                  96,778,501
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            1,069,737
------------------------------------------------------------
  Fund shares reacquired                              62,599
------------------------------------------------------------
  Deferred compensation plan                          21,940
------------------------------------------------------------
Accrued administrative services fees                  95,549
------------------------------------------------------------
Accrued distribution fees                              1,074
------------------------------------------------------------
Accrued transfer agent fees                            1,171
------------------------------------------------------------
Accrued operating expenses                            27,674
============================================================
    Total liabilities                              1,279,744
============================================================
Net assets applicable to shares outstanding      $95,498,757
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $92,732,109
____________________________________________________________
============================================================
Series II                                        $ 2,766,648
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,765,135
____________________________________________________________
============================================================
Series II                                            231,795
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     11.94
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     11.94
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Dividends                                       $    578,702
------------------------------------------------------------
Dividends from affiliated money market funds         275,405
------------------------------------------------------------
Interest                                                 140
============================================================
    Total investment income                          854,247
============================================================

EXPENSES:

Advisory fees                                        640,839
------------------------------------------------------------
Administrative services fees                         257,051
------------------------------------------------------------
Custodian fees                                        44,944
------------------------------------------------------------
Distribution fees -- Series II                         1,074
------------------------------------------------------------
Transfer agent fees                                    7,376
------------------------------------------------------------
Trustees' fees                                         8,790
------------------------------------------------------------
Other                                                 35,047
============================================================
    Total expenses                                   995,121
============================================================
Less: Fees waived                                       (488)
------------------------------------------------------------
    Expenses paid indirectly                          (1,599)
============================================================
    Net expenses                                     993,034
============================================================
Net investment income (loss)                        (138,787)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (11,838,372)
------------------------------------------------------------
  Foreign currencies                                  (7,593)
------------------------------------------------------------
  Option contracts written                           (18,057)
============================================================
                                                 (11,864,022)
============================================================
Change in net unrealized appreciation of
  investment securities                            5,254,554
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts         (6,609,468)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $ (6,748,255)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (138,787)   $   (26,461)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                    (11,864,022)    (5,388,012)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                   5,254,554      5,336,054
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (6,748,255)       (78,419)
=========================================================================================
Share transactions-net:
  Series I                                                      24,793,289     63,917,546
-----------------------------------------------------------------------------------------
  Series II                                                      2,579,665             --
=========================================================================================
    Net increase in net assets                                  20,624,699     63,839,127
=========================================================================================

NET ASSETS:

  Beginning of year                                             74,874,058     11,034,931
=========================================================================================
  End of year                                                 $ 95,498,757    $74,874,058
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $100,111,093    $72,877,180
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (22,264)       (14,925)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts        (17,490,336)    (5,633,907)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities              12,900,264      7,645,710
=========================================================================================
                                                              $ 95,498,757    $74,874,058
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Capital Development Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $131,448, undistributed net realized gains (losses) increased by $7,593 and shares of beneficial interest decreased by $139,041 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

   The Fund's capital loss carryforward of $16,909,778 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
    $  204,323   December 31, 2006
   -------------------------------
        82,869   December 31, 2007
   -------------------------------
     2,661,143   December 31, 2008
   -------------------------------
    13,961,443   December 31, 2009
   ===============================
   $16,909,778
    ______________________________
   ===============================

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $350 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $350 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $488.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $257,051 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,272 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $1,074 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $3,152 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $1,599 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $1,599.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed

                       AIM V.I. CAPITAL DEVELOPMENT FUND
line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-TAX COMPONENTS OF CAPITAL

As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                    $(16,909,778)
---------------------------------------------------------
Unrealized appreciation                        12,297,442
=========================================================
                                             $ (4,612,336)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $127,562,696 and $99,310,253, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of
  investment securities                       $13,764,204
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (1,444,496)
=========================================================
Net unrealized appreciation of investment
  securities                                  $12,319,708
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $83,620,607.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ----------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    ---------
Beginning of year                      --       $      --
---------------------------------------------------------
Written                               481         201,251
---------------------------------------------------------
Closed                               (293)       (133,357)
---------------------------------------------------------
Expired                              (188)        (67,894)
=========================================================
End of year                            --       $      --
_________________________________________________________
=========================================================


NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                        2000
                                                              ------------------------    ------------------------
                                                               SHARES        AMOUNT        SHARES        AMOUNT
                                                              ---------    -----------    ---------    -----------
Sold:
  Series I                                                    2,664,233    $32,507,353    5,063,336    $67,018,133
------------------------------------------------------------------------------------------------------------------
  Series II*                                                    241,623      2,682,821           --             --
==================================================================================================================
Reacquired:
  Series I                                                     (661,439)    (7,714,064)    (229,233)    (3,100,587)
------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (9,828)      (103,156)          --             --
==================================================================================================================
                                                              2,234,589    $27,372,954    4,834,103    $63,917,546
__________________________________________________________________________________________________________________
==================================================================================================================

* Series II shares commenced sales on August 21, 2001.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                 SERIES II
                                                              ---------------
                                                              AUGUST 21, 2001
                                                                (DATE SALES
                                                               COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2001
                                                              ---------------
Net asset value, beginning of period                              $11.88
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.01)
-----------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.07
=============================================================================
    Total from investment operations                                0.06
=============================================================================
Net asset value, end of period                                    $11.94
_____________________________________________________________________________
=============================================================================
Total return(a)                                                     0.50%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $2,767
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                             1.41%(b)
=============================================================================
Ratio of net investment income (loss) to average net assets        (0.41)%(b)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                              125%
_____________________________________________________________________________
=============================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $1,188,334.

                       AIM V.I. CAPITAL DEVELOPMENT FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Dent Demographic Trends Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period November 7, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Dent Demographic Trends Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period November 7, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                             MARKET
                                                SHARES        VALUE
DOMESTIC COMMON STOCKS-84.39%

ADVERTISING-1.84%

Interpublic Group of Cos., Inc. (The)              8,000   $   236,320
----------------------------------------------------------------------
Lamar Advertising Co.(a)                          13,000       550,420
======================================================================
                                                               786,740
======================================================================

APPAREL RETAIL-1.46%

Abercrombie & Fitch Co.-Class A(a)                15,000       397,950
----------------------------------------------------------------------
AnnTaylor Stores Corp.(a)                          6,500       227,500
======================================================================
                                                               625,450
======================================================================

APPLICATION SOFTWARE-2.40%

Cadence Design Systems, Inc.(a)                    8,000       175,360
----------------------------------------------------------------------
Electronic Arts Inc.(a)                            6,500       389,675
----------------------------------------------------------------------
PeopleSoft, Inc.(a)                               11,500       462,300
======================================================================
                                                             1,027,335
======================================================================

BIOTECHNOLOGY-7.65%

Affymetrix, Inc.(a)                                8,000       302,000
----------------------------------------------------------------------
Amgen Inc.(a)                                      6,000       338,640
----------------------------------------------------------------------
BioMarin Pharmaceuticals Inc.(a)                   8,000       107,520
----------------------------------------------------------------------
Cell Therapeutics, Inc.(a)                         5,500       132,770
----------------------------------------------------------------------
Cephalon, Inc.(a)                                  4,500       340,132
----------------------------------------------------------------------
Chiron Corp.(a)                                    5,000       219,200
----------------------------------------------------------------------
Enzon, Inc.(a)                                     2,250       126,630
----------------------------------------------------------------------
Genentech, Inc.(a)                                 5,500       298,375
----------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                      5,500       379,115
----------------------------------------------------------------------
ILEX Oncology, Inc.(a)                             5,000       135,200
----------------------------------------------------------------------
Invitrogen Corp.(a)                                6,000       371,580
----------------------------------------------------------------------
Protein Design Labs, Inc.(a)                      10,000       329,300
----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(a)                   4,500       192,600
======================================================================
                                                             3,273,062
======================================================================

BROADCASTING & CABLE TV-2.91%

Hispanic Broadcasting Corp.(a)                    17,000       433,500
----------------------------------------------------------------------
Univision Communications Inc.-Class A(a)          20,000       809,200
======================================================================
                                                             1,242,700
======================================================================

CASINOS & GAMING-0.56%

International Game Technology(a)                   3,500       239,050
======================================================================

COMPUTER & ELECTRONICS RETAIL-1.57%

Best Buy Co., Inc.(a)                              4,500       335,160
----------------------------------------------------------------------
Circuit City Stores-Circuit City Group            13,000       337,350
======================================================================
                                                               672,510
======================================================================

COMPUTER HARDWARE-2.70%

Compaq Computer Corp.                             20,500       200,080
----------------------------------------------------------------------
Dell Computer Corp.(a)                            17,000       462,060
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
COMPUTER HARDWARE-(CONTINUED)

Sun Microsystems, Inc.(a)                         40,000   $   493,600
======================================================================
                                                             1,155,740
======================================================================

COMPUTER STORAGE & PERIPHERALS-0.51%

Network Appliance, Inc.(a)                        10,000       218,700
======================================================================

DEPARTMENT STORES-0.49%

Kohl's Corp.(a)                                    3,000       211,320
======================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.51%

Cendant Corp.(a)                                  11,000       215,710
======================================================================

DIVERSIFIED FINANCIAL SERVICES-11.50%

Citigroup Inc.                                    19,500       984,360
----------------------------------------------------------------------
Freddie Mac                                        6,000       392,400
----------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    7,000       649,250
----------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      4,000       267,200
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         16,000       833,920
----------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  10,500       587,370
----------------------------------------------------------------------
Stilwell Financial, Inc.                          35,000       952,700
----------------------------------------------------------------------
USA Education Inc.                                 3,000       252,060
======================================================================
                                                             4,919,260
======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-0.50%

Waters Corp.(a)                                    5,500       213,125
======================================================================

GENERAL MERCHANDISE STORES-2.56%

Family Dollar Stores, Inc.                         7,500       224,850
----------------------------------------------------------------------
Target Corp.                                      10,000       410,500
----------------------------------------------------------------------
Wal-Mart Stores, Inc.                              8,000       460,400
======================================================================
                                                             1,095,750
======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.77%

AmerisourceBergen Corp.                            2,000       127,100
----------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            2,500       202,125
======================================================================
                                                               329,225
======================================================================

HEALTH CARE EQUIPMENT-2.59%

Baxter International Inc.                          8,000       429,040
----------------------------------------------------------------------
Guidant Corp.(a)                                   5,000       249,000
----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          3,000       232,950
----------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           6,500       198,510
======================================================================
                                                             1,109,500
======================================================================

HEALTH CARE FACILITIES-0.36%

HCA Inc.                                           4,000       154,160
======================================================================

HOME IMPROVEMENT RETAIL-1.49%

Home Depot, Inc. (The)                            12,500       637,625
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE

HOTELS-1.74%

Royal Caribbean Cruises Ltd.                      27,500   $   445,500
----------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.         10,000       298,500
======================================================================
                                                               744,000
======================================================================

INTERNET RETAIL-0.55%

eBay Inc.(a)                                       3,500       234,150
======================================================================

INTERNET SOFTWARE & SERVICES-0.29%

Yahoo! Inc.(a)                                     7,000       124,180
======================================================================

IT CONSULTING & SERVICES-0.81%

SunGard Data Systems Inc.(a)                      12,000       347,160
======================================================================

MOTORCYCLE MANUFACTURERS-0.95%

Harley-Davidson, Inc.                              7,500       407,325
======================================================================

MOVIES & ENTERTAINMENT-1.31%

AOL Time Warner Inc.(a)                           17,500       561,750
======================================================================

MULTI-LINE INSURANCE-3.11%

American International Group, Inc.                12,000       952,800
----------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)      6,000       376,980
======================================================================
                                                             1,329,780
======================================================================

NETWORKING EQUIPMENT-4.06%

Brocade Communications Systems, Inc.(a)           11,000       364,320
----------------------------------------------------------------------
Cisco Systems, Inc.(a)                            65,000     1,177,150
----------------------------------------------------------------------
McDATA Corp.-Class A(a)                            8,000       196,000
======================================================================
                                                             1,737,470
======================================================================

PHARMACEUTICALS-6.42%

Abbott Laboratories                                9,000       501,750
----------------------------------------------------------------------
Allergan, Inc.                                     6,000       450,300
----------------------------------------------------------------------
Andrx Group(a)                                     2,500       176,025
----------------------------------------------------------------------
ICN Pharmaceuticals, Inc.                          6,500       217,750
----------------------------------------------------------------------
ImClone Systems Inc.(a)                            4,000       185,840
----------------------------------------------------------------------
Johnson & Johnson                                 17,000     1,004,700
----------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      5,000       210,650
======================================================================
                                                             2,747,015
======================================================================

RESTAURANTS-0.70%

Brinker International, Inc.(a)                    10,000       297,600
======================================================================

SEMICONDUCTOR EQUIPMENT-5.60%

Applied Materials, Inc.(a)                        15,000       601,500
----------------------------------------------------------------------
Axcelis Technologies, Inc.(a)                     30,000       386,700
----------------------------------------------------------------------
Brooks Automation, Inc.(a)                        10,000       406,700
----------------------------------------------------------------------
KLA-Tencor Corp.(a)                                8,500       421,260
----------------------------------------------------------------------
Lam Research Corp.(a)                             25,000       580,500
======================================================================
                                                             2,396,660
======================================================================

SEMICONDUCTORS-8.79%

Altera Corp.(a)                                   22,500       477,450
----------------------------------------------------------------------

                                                             MARKET
                                                SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

ANADIGICS, Inc.(a)                                12,500   $   190,625
----------------------------------------------------------------------
Analog Devices, Inc.(a)                            5,000       221,950
----------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          6,000       245,880
----------------------------------------------------------------------
Conexant Systems, Inc.(a)                         25,000       359,000
----------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                7,000       158,130
----------------------------------------------------------------------
Intel Corp.                                       26,500       833,425
----------------------------------------------------------------------
Microchip Technology Inc.(a)                      13,000       503,620
----------------------------------------------------------------------
RF Micro Devices, Inc.(a)                         21,000       403,830
----------------------------------------------------------------------
Texas Instruments Inc.                            13,000       364,000
======================================================================
                                                             3,757,910
======================================================================

SOFT DRINKS-0.40%

Coca-Cola Enterprises, Inc.                        9,000       170,460
======================================================================

SPECIALTY STORES-0.75%

Bed Bath & Beyond Inc.(a)                          9,500       322,050
======================================================================

SYSTEMS SOFTWARE-4.20%

Microsoft Corp.(a)                                17,500     1,159,725
----------------------------------------------------------------------
Oracle Corp.(a)                                   30,000       414,300
----------------------------------------------------------------------
VERITAS Software Corp.(a)                          5,000       224,100
======================================================================
                                                             1,798,125
======================================================================

TELECOMMUNICATIONS EQUIPMENT-1.88%

JDS Uniphase Corp.(a)                             25,000       218,250
----------------------------------------------------------------------
Powerwave Technologies, Inc.(a)                    9,000       155,520
----------------------------------------------------------------------
QUALCOMM Inc.(a)                                   8,500       429,250
======================================================================
                                                               803,020
======================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.46%

Sprint Corp. (PCS Group)(a)                        8,000       195,280
======================================================================
    Total Domestic Common Stocks (Cost
      $35,286,793)                                          36,100,897
======================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.48%

BERMUDA-1.98%

Accenture Ltd.-Class A (IT Consulting &
  Services)(a)                                    10,500       282,660
----------------------------------------------------------------------
ACE Ltd. (Property & Casualty Insurance)          14,000       562,100
======================================================================
                                                               844,760
======================================================================

CANADA-2.80%

Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                 21,500       868,385
----------------------------------------------------------------------
Genesis Microchip Inc. (Semiconductors)(a)         5,000       330,600
======================================================================
                                                             1,198,985
======================================================================

FINLAND-0.77%

Nokia Oyj-ADR (Telecommunications Equipment)      13,500       331,155
======================================================================

HONG KONG-0.94%

Dah Sing Financial Group (Banks)                  85,000       402,193
======================================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                                                             MARKET
                                                SHARES        VALUE

ISRAEL-1.12%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                6,500   $   259,285
----------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Pharmaceuticals)(a)                             5,500       219,725
======================================================================
                                                               479,010
======================================================================

TAIWAN-2.33%

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       30,000       515,100
----------------------------------------------------------------------
United Microelectronics-ADR (Semiconductors)      50,000       480,000
======================================================================
                                                               995,100
======================================================================

UNITED KINGDOM-0.54%

Vodafone Group PLC-ADR (Wireless
  Telecommunication Services)                      9,000       231,120
======================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $3,987,520)                            4,482,323
======================================================================

                                                             MARKET
                                                SHARES        VALUE

MONEY MARKET FUNDS-4.99%

STIC Liquid Assets Portfolio(b)                1,068,608   $ 1,068,608
----------------------------------------------------------------------
STIC Prime Portfolio(b)                        1,068,608     1,068,608
======================================================================
    Total Money Market Funds (Cost
      $2,137,216)                                            2,137,216
======================================================================
TOTAL INVESTMENTS-99.86% (Cost $41,411,529)                 42,720,436
======================================================================
OTHER ASSETS LESS LIABILITIES-0.14%                             57,867
======================================================================
NET ASSETS-100.00%                                         $42,778,303
______________________________________________________________________
======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $41,411,529)  $42,720,436
------------------------------------------------------------
Receivables for:
  Investments sold                                   724,601
------------------------------------------------------------
  Fund shares sold                                   187,839
------------------------------------------------------------
  Dividends                                           15,229
------------------------------------------------------------
Investment for deferred compensation plan             12,444
============================================================
    Total assets                                  43,660,549
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              667,298
------------------------------------------------------------
  Fund shares reacquired                             146,553
------------------------------------------------------------
  Deferred compensation plan                          12,444
------------------------------------------------------------
Accrued administrative services fees                  19,890
------------------------------------------------------------
Accrued distribution fees                                261
------------------------------------------------------------
Accrued transfer agent fees                            1,446
------------------------------------------------------------
Accrued operating expenses                            34,354
============================================================
    Total liabilities                                882,246
============================================================
Net assets applicable to shares outstanding      $42,778,303
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $39,226,139
____________________________________________________________
============================================================
Series II                                        $ 3,552,164
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                           7,017,409
____________________________________________________________
============================================================
Series II                                            636,125
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $      5.59
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $      5.58
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $3,194)                                       $    161,424
------------------------------------------------------------
Dividends from affiliated money market funds          63,132
------------------------------------------------------------
Interest                                               3,178
============================================================
    Total investment income                          227,734
============================================================

EXPENSES:

Advisory fees                                        324,199
------------------------------------------------------------
Administrative services fees                         128,232
------------------------------------------------------------
Custodian fees                                        39,337
------------------------------------------------------------
Distribution fees -- Series II                           435
------------------------------------------------------------
Transfer agent fees                                    8,608
------------------------------------------------------------
Trustees' fees                                         8,537
------------------------------------------------------------
Other                                                 40,925
============================================================
    Total expenses                                   550,273
============================================================
Less: Fees waived                                    (21,988)
------------------------------------------------------------
    Expenses paid indirectly                             (51)
============================================================
    Net expenses                                     528,234
============================================================
Net investment income (loss)                        (300,500)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                          (19,644,348)
------------------------------------------------------------
  Foreign currencies                                   1,936
------------------------------------------------------------
  Option contracts written                            22,626
============================================================
                                                 (19,619,786)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                            4,541,212
------------------------------------------------------------
  Option contracts written                            (6,347)
============================================================
                                                   4,534,865
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts        (15,084,921)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(15,385,421)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $   (300,500)   $  (142,711)
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (19,619,786)    (6,304,292)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, futures contracts and option
    contracts                                                    4,534,865     (3,225,384)
=========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (15,385,421)    (9,672,387)
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                              --           (477)
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      13,305,828     49,972,853
-----------------------------------------------------------------------------------------
  Series II                                                      3,558,308             --
=========================================================================================
    Net increase in net assets                                   1,478,715     40,299,989
=========================================================================================

NET ASSETS:

  Beginning of year                                             41,299,588        999,599
=========================================================================================
  End of year                                                 $ 42,778,303    $41,299,588
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 67,407,808    $50,835,171
-----------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (12,478)        (5,413)
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (25,925,934)    (6,304,212)
-----------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, futures contracts and option contracts           1,308,907     (3,225,958)
=========================================================================================
                                                              $ 42,778,303    $41,299,588
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Dent Demographic Trends Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $293,435, undistributed net realized gains were decreased by $1,936 and shares of beneficial interest was decreased by $291,499 as a result of book/tax differences due to foreign currency gain/loss and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

   The Fund's capital loss carryforward of $24,127,497 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
   $ 3,120,883   December 31, 2008
   -------------------------------
    21,006,614   December 31, 2009
   ===============================
   $24,127,497
   _______________________________
   ===============================

   As of December 31, 2001, the fund has a post-October capital loss deferral of $594,044, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). H.S. Dent Advisors, Inc. ("H.S. Dent") is the Fund's subadvisor. Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.85% of the first $2 billion of the Fund's average daily net assets, plus 0.80% of the Fund's average daily net assets in excess of $2 billion. Under the terms of a subadvisory agreement between AIM and H.S. Dent, AIM pays H.S. Dent at the annual rate of 0.13% of the first $1 billion of the Fund's average daily net assets, plus 0.10% of the next $1 billion of the Fund's average daily net assets, plus 0.07% of the Fund's average daily net assets exceeding $2 billion. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $21,814.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $128,232, of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,514 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $261 as compensation under the Plan. For the year ended December 31, 2001, AIM waived fees of $174.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

  During the year ended December 31, 2001, the Fund paid legal fees of $3,101 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $51 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $51.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                            2001     2000
                                           ------    ----
Distributions paid from:
  Ordinary income                          $  --     $477
_________________________________________________________
=========================================================


As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforward                     (24,127,497)
---------------------------------------------------------
Unrealized appreciation (depreciation)           (502,008)
=========================================================
                                             $(24,629,505)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $68,614,085 and $53,364,267, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $ 3,223,279
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                        (3,118,765)
=========================================================
Net unrealized appreciation of investment
  securities                                  $   104,514
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $42,615,922.


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                   ---------------------
                                   NUMBER OF    PREMIUMS
                                   CONTRACTS    RECEIVED
                                   ---------    --------
Beginning of year                      30       $ 13,472
--------------------------------------------------------
Written                               140         47,321
--------------------------------------------------------
Closed                                (80)       (33,464)
--------------------------------------------------------
Exercised                             (90)       (27,329)
========================================================
End of year                            --       $     --
________________________________________________________
========================================================

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                        2001                         2000
                                                              -------------------------    ------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------    -----------    ---------    -----------
Sold:
  Series I                                                     3,450,817    $22,216,215    5,158,240    $52,212,162
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     652,411      3,648,439           --
===================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                            --             --           54            477
===================================================================================================================
Reacquired:
  Series I                                                    (1,465,801)    (8,910,387)    (225,902)    (2,239,786)
-------------------------------------------------------------------------------------------------------------------
  Series II*                                                     (16,286)       (90,131)          --             --
===================================================================================================================
                                                               2,621,141    $16,864,136    4,932,392    $49,972,853
___________________________________________________________________________________________________________________
===================================================================================================================

* Series II shares commenced sales on November 7, 2001.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                        SERIES II
                                                                                                     ----------------
                                                                                                     NOVEMBER 7, 2001
                                                                                                       (DATE SALES
                                                                                                      COMMENCED) TO
                                                                                                       DECEMBER 31,
                                                                                                         2001(a)
                                                                                                     ----------------
Net asset value, beginning of period                                                                      $ 5.33
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                             (0.01)
---------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                    0.26
=====================================================================================================================
    Total from investment operations                                                                        0.25
=====================================================================================================================
Net asset value, end of period                                                                            $ 5.58
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                                                             4.69%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                  $3,552
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                                                          1.45%(c)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                                                       1.61%(c)
=====================================================================================================================
Ratio of net investment income (loss) to average net assets                                                (0.85)%(c)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                                                                      144%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the periods shown.
(c)  Ratios are annualized and based on average daily net assets of $1,177,161.

                     AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Government Securities Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Government Securities Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                      AIM V.I. GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
U.S. GOVERNMENT AGENCY SECURITIES-78.59%

FEDERAL FARM CREDIT BANK-6.63%

Bonds,
  6.00%, 06/11/08 to 03/07/11                  $5,600,000   $  5,740,306
------------------------------------------------------------------------
  5.75%, 01/18/11                               2,000,000      1,978,980
------------------------------------------------------------------------
Medium Term Notes,
  5.75%, 12/07/28                               2,500,000      2,330,050
========================================================================
                                                              10,049,336
========================================================================

FEDERAL HOME LOAN BANK-14.78%

Bonds,
  3.88%, 12/15/04                              12,100,000     12,006,830
------------------------------------------------------------------------
  6.50%, 11/15/05                                 275,000        294,176
------------------------------------------------------------------------
  5.38%, 05/15/06                               1,600,000      1,636,752
------------------------------------------------------------------------
  7.25%, 02/15/07                                 895,000        981,904
------------------------------------------------------------------------
  5.75%, 05/15/08                               1,305,000      1,335,171
------------------------------------------------------------------------
  6.88%, 09/10/12                               1,000,000      1,022,130
------------------------------------------------------------------------
Medium Term Notes,
  8.17%, 12/16/04                                 400,000        447,596
------------------------------------------------------------------------
Unsec. Bonds,
  8.00%, 05/24/05                               1,860,000      1,899,525
------------------------------------------------------------------------
  8.10%, 05/24/05                               2,720,000      2,778,861
========================================================================
                                                              22,402,945
========================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-18.66%

Debentures,
  7.21%, 03/19/07                               1,400,000      1,413,874
------------------------------------------------------------------------
Pass Through Ctfs.,
  6.00%, 11/01/08 to 09/01/13                     764,038        775,448
------------------------------------------------------------------------
  6.50%, 12/01/08 to 08/01/31                   6,951,257      7,052,268
------------------------------------------------------------------------
  7.00%, 11/01/10 to 10/01/31                  12,060,738     12,309,823
------------------------------------------------------------------------
  10.50%, 08/01/19                                 65,275         72,924
------------------------------------------------------------------------
  8.50%, 09/01/20 to 10/01/29                   3,420,199      3,676,145
------------------------------------------------------------------------
  10.00%, 03/01/21                              1,450,545      1,613,267
------------------------------------------------------------------------
  7.50%, 09/01/30                               1,331,795      1,375,078
========================================================================
                                                              28,288,827
========================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-26.91%

Medium Term Notes,
  7.38%, 03/28/05                                 300,000        325,485
------------------------------------------------------------------------
  6.88%, 09/24/12                               2,500,000      2,555,425
------------------------------------------------------------------------
  6.47%, 09/25/12                               1,625,000      1,680,949
------------------------------------------------------------------------
Notes,
  7.55%, 04/22/02                                 400,000        406,324
------------------------------------------------------------------------
  6.15%, 03/15/11                               1,865,000      1,852,933
------------------------------------------------------------------------

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-(CONTINUED)

Pass Through Ctfs.,
  7.00%, 03/01/04 to 01/01/28                  $1,546,214   $  1,588,941
------------------------------------------------------------------------
  7.50%, 11/01/09 to 07/01/31                   2,701,358      2,800,616
------------------------------------------------------------------------
  6.50%, 10/01/10 to 11/01/31                   5,968,281      6,001,685
------------------------------------------------------------------------
  10.00%, 03/01/16                                399,033        443,050
------------------------------------------------------------------------
  8.00%, 09/01/22 to 07/01/31                   3,010,487      3,168,005
------------------------------------------------------------------------
  8.50%, 09/01/24 to 02/01/25                   1,447,194      1,561,212
------------------------------------------------------------------------
Pass Through Ctfs., TBA,
  6.50%, 02/01/32(a)                           17,800,000     17,852,598
------------------------------------------------------------------------
STRIPS,(b)
  6.74%, 10/09/19                               1,000,000        310,540
------------------------------------------------------------------------
  7.37%, 10/09/19                                 800,000        248,432
========================================================================
                                                              40,796,195
========================================================================

FINANCIAL ASSISTANCE CORP.-0.05%

Gtd. Bonds,
  9.38%, 07/21/03                                  75,000         82,036
========================================================================

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (GNMA)-4.66%

Pass Through Ctfs.,
  9.50%, 08/15/03 to 09/15/16                      22,859         25,285
------------------------------------------------------------------------
  7.50%, 03/15/08 to 08/15/28                   1,277,378      1,327,769
------------------------------------------------------------------------
  9.00%, 09/15/08 to 10/15/16                      56,287         61,472
------------------------------------------------------------------------
  11.00%, 10/15/15                                 17,146         19,862
------------------------------------------------------------------------
  10.50%, 09/15/17 to 11/15/19                     15,587         17,902
------------------------------------------------------------------------
  10.00%, 06/15/19                                374,786        423,273
------------------------------------------------------------------------
  6.50%, 12/15/23                                 262,371        265,567
------------------------------------------------------------------------
  8.00%, 07/15/24 to 07/15/26                   2,444,694      2,591,319
------------------------------------------------------------------------
  7.00%, 04/15/28 to 06/15/28                   2,280,893      2,334,335
========================================================================
                                                               7,066,784
========================================================================

PRIVATE EXPORT FUNDING COMPANY-2.36%

Series J, Sec. Gtd. Notes,
  7.65%, 05/15/06                               1,000,000      1,100,610
------------------------------------------------------------------------
Series NN, Debentures,
  7.30%, 01/31/02                                 300,000        301,167
------------------------------------------------------------------------
Series UU, Sec. Gtd. Notes,
  7.95%, 11/01/06                               2,000,000      2,179,000
========================================================================
                                                               3,580,777
========================================================================

STUDENT LOAN MARKETING ASSOCIATION-0.10%

Medium Term Notes,
  6.50%, 08/01/02                                 150,000        153,581
========================================================================

TENNESSEE VALLEY AUTHORITY-4.44%

Series A, Bonds,
  5.63%, 01/18/11                               4,800,000      4,734,000
------------------------------------------------------------------------

                      AIM V.I. GOVERNMENT SECURITIES FUND

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE
TENNESSEE VALLEY AUTHORITY-(CONTINUED)

Series G, Bonds,
  5.38%, 11/13/08                              $2,000,000   $  2,000,800
========================================================================
                                                               6,734,800
========================================================================
    Total U.S. Government Agency Securities
      (Cost $118,363,390)                                    119,155,281
========================================================================

U.S. TREASURY SECURITIES-16.69%

U.S. TREASURY NOTES-11.83%

3.00%, 11/30/03(c)                              5,500,000      5,498,240
------------------------------------------------------------------------
6.75%, 05/15/05                                 5,665,000      6,163,010
------------------------------------------------------------------------
4.63%, 05/15/06(c)                              5,000,000      5,070,950
------------------------------------------------------------------------
7.88%, 11/15/07                                 1,150,000      1,203,510
========================================================================
                                                              17,935,710
========================================================================

U.S. TREASURY BONDS-4.23%

9.25%, 02/15/16                                   550,000        743,974
------------------------------------------------------------------------
7.50%, 11/15/24                                   500,000        609,550
------------------------------------------------------------------------
7.63%, 02/15/25                                   550,000        679,608
------------------------------------------------------------------------
6.88%, 08/15/25                                   500,000        570,400
------------------------------------------------------------------------
6.25%, 05/15/30                                 3,520,000      3,812,054
========================================================================
                                                               6,415,586
========================================================================

                                               PRINCIPAL       MARKET
                                                 AMOUNT        VALUE

U.S. TREASURY STRIPS-0.63%(B)

5.38%, 05/15/06                                $  750,000   $    621,052
------------------------------------------------------------------------
6.79%, 11/15/18                                   905,000        330,660
========================================================================
                                                                 951,712
========================================================================
    Total U.S. Treasury Securities (Cost
      $24,758,418)                                            25,303,008
========================================================================

                                                 SHARES
MONEY MARKET FUNDS-22.48%

STIT Government & Agency Portfolio (Cost
  $34,074,810)(d)                              34,074,810     34,074,810
========================================================================
TOTAL INVESTMENTS--117.76% (Cost
  $177,196,618)                                              178,533,099
========================================================================
OTHER ASSETS LESS LIABILITIES-(17.76%)                       (26,927,206)
========================================================================
NET ASSETS-100.00%                                          $151,605,893
________________________________________________________________________
========================================================================

Investment Abbreviations:

Ctfs.   - Certificates
Gtd.    - Guaranteed
Sec.    - Secured
STRIPS  - Separately Traded Registered Interest and Principal Security
TBA     - To Be Announced
Unsec.  - Unsecured

Notes to Schedule of Investments:

(a) Security purchased on forward commitment basis. These securities are subject to dollar roll transactions. See Note 1 Section B.
(b) STRIPS are traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) Principal amount has been deposited in escrow with broker as collateral for reverse repurchase agreements outstanding at 12/31/01.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost
  $177,196,618)                                 $178,533,099
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   492,916
------------------------------------------------------------
  Dividends and interest                           1,212,872
------------------------------------------------------------
  Principal paydowns                                  36,089
------------------------------------------------------------
Investment for deferred compensation plan             40,959
------------------------------------------------------------
Other assets                                           3,774
============================================================
    Total assets                                 180,319,709
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           17,768,468
------------------------------------------------------------
  Fund shares reacquired                             204,671
------------------------------------------------------------
  Interest expense                                     2,753
------------------------------------------------------------
  Deferred compensation plan                          40,959
------------------------------------------------------------
  Reverse repurchase agreements                   10,586,250
------------------------------------------------------------
Accrued administrative services fees                  83,194
------------------------------------------------------------
Accrued distribution fees                                232
------------------------------------------------------------
Accrued operating expenses                            27,289
============================================================
    Total liabilities                             28,713,816
============================================================
Net assets applicable to shares outstanding     $151,605,893
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $150,660,361
____________________________________________________________
============================================================
Series II                                       $    945,532
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          13,067,096
____________________________________________________________
============================================================
Series II                                             82,080
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      11.53
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      11.52
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Interest                                          $7,823,932
------------------------------------------------------------
Dividends from affiliated money market funds       1,191,603
============================================================
    Total investment income                        9,015,535
============================================================

EXPENSES:

Advisory fees                                        731,079
------------------------------------------------------------
Administrative services fees                         350,090
------------------------------------------------------------
Custodian fees                                        32,141
------------------------------------------------------------
Distribution fees -- Series II                           232
------------------------------------------------------------
Interest                                             407,756
------------------------------------------------------------
Transfer agent fees                                    7,230
------------------------------------------------------------
Trustees' fees                                         9,000
------------------------------------------------------------
Other                                                 35,132
============================================================
    Total expenses                                 1,572,660
============================================================
Less: Fees waived                                     (1,957)
============================================================
    Net expenses                                   1,570,703
============================================================
Net investment income                              7,444,832
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain from investment securities       1,717,730
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities           (200,646)
============================================================
Net gain from investment securities                1,517,084
============================================================
Net increase in net assets resulting from
  operations                                      $8,961,916
____________________________________________________________
============================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001           2000
                                                              ------------    -----------
OPERATIONS:

  Net investment income                                       $  7,444,832    $ 4,322,052
-----------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            1,717,730       (921,238)
-----------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                         (200,646)     3,668,816
=========================================================================================
    Net increase in net assets resulting from operations         8,961,916      7,069,630
=========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (4,304,055)    (3,633,258)
-----------------------------------------------------------------------------------------
  Series II                                                        (21,360)            --
-----------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      61,991,992      9,804,480
-----------------------------------------------------------------------------------------
  Series II                                                        975,326             --
=========================================================================================
    Net increase in net assets                                  67,603,819     13,240,852
=========================================================================================

NET ASSETS:

  Beginning of year                                             84,002,074     70,761,222
=========================================================================================
  End of year                                                 $151,605,893    $84,002,074
_________________________________________________________________________________________
=========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $143,636,616    $80,669,298
-----------------------------------------------------------------------------------------
  Undistributed net investment income                            7,860,269      4,287,354
-----------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                  (1,227,473)    (2,491,705)
-----------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities               1,336,481      1,537,127
=========================================================================================
                                                              $151,605,893    $84,002,074
_________________________________________________________________________________________
=========================================================================================

See Notes to Financial Statements.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Government Securities Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Debt obligations that are issued or guaranteed by the U.S. Treasury are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and seasoning differential. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. The Fund may engage in dollar roll transactions with respect to mortgage backed securities issued by GNMA, FNMA and FHLMC. In a dollar roll transaction, the Fund sells a mortgage backed security held in the Fund to a financial institution such as a bank or broker-dealer, and simultaneously agrees to repurchase a substantially similar security (same type, coupon and maturity) from the institution at a later date at an agreed upon price. The mortgage backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with prepayment histories. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for the Fund exceeding the yield on the security sold.

   Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

   Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $453,498 and undistributed net realized gains decreased by $453,498 as a result of differing book/tax treatment of principal paydown gains/(losses). Net assets of the Fund were unaffected by the above reclassifications.

   As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording paydown gains and losses on mortgage and asset-backed securities as adjustments to interest income. Prior to January 1, 2001 the Fund recorded paydown gains and losses on mortgage and asset-backed securities as realized gains and losses. This accounting change resulted in a decrease of the net investment income per share of $0.03 and a decrease of the ratio of investment income to average net assets of 0.31% for the year ended December 31, 2001.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

                      AIM V.I. GOVERNMENT SECURITIES FUND

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $496,743 as of December 31, 2001 which may be carried forward to offset future taxable gains, if any, which expires in varying increments, if not previously utilized, in the year 2009. As of December 31, 2001, the fund has a post-October capital loss deferral of $730,731, which will be recognized in the following tax year.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.50% on the first $250 million of the Fund's average daily net assets, plus 0.45% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $1,957.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $350,090 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $1,840 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $232 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,128 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BORROWINGS

Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities will subsequently be repurchased as specified in the agreements.
  The maximum amount outstanding during the year ended December 31, 2001 was $24,751,875 while borrowings averaged $10,592,414 per day with a weighted average interest rate of 3.85%.
  The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 5-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                      2001          2000
                                   ----------    ----------
Distributions paid from ordinary
  income                           $4,325,415    $3,633,258
===========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                  $7,902,796
---------------------------------------------------------
Capital loss carryforward                        (496,743)
---------------------------------------------------------
Unrealized appreciation                           563,224
=========================================================
                                               $7,969,277
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $292,283,709 and $239,013,957, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                        $1,830,206
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (493,725)
=========================================================
Net unrealized appreciation of investment
  securities                                   $1,336,481
_________________________________________________________
=========================================================
Investments have the same costs for tax and financial
statement purposes.


NOTE 7-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                    11,782,921    $135,803,545     2,420,711    $ 26,835,386
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      83,825         996,647            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       374,266       4,304,055       327,911       3,633,258
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                       1,859          21,360            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (6,614,320)    (78,115,608)   (1,884,206)    (20,664,164)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (3,604)        (42,681)           --              --
======================================================================================================================
                                                               5,624,947    $ 62,967,318       864,416    $  9,804,480
______________________________________________________________________________________________________________________
======================================================================================================================

* Series II shares commenced sales on September 19, 2001.

                      AIM V.I. GOVERNMENT SECURITIES FUND

NOTE 8-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                  SERIES II
                                                              ------------------
                                                              SEPTEMBER 19, 2001
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                 DECEMBER 31,
                                                                   2001(a)
                                                              ------------------
Net asset value, beginning of period                                $11.84
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                               0.16
--------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.14)
================================================================================
    Total from investment operations                                  0.02
================================================================================
Less dividends from net investment income                            (0.34)
================================================================================
Net asset value, end of period                                      $11.52
________________________________________________________________________________
================================================================================
Total return(b)                                                       0.22%
________________________________________________________________________________
================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $  946
________________________________________________________________________________
================================================================================
Ratio of expenses to average net assets (including interest
  expense)                                                            1.41%(c)
================================================================================
Ratio of expenses to average net assets (excluding interest
  expense)                                                            1.13%(c)
================================================================================
Ratio of net investment income to average net assets                  4.76%(c)
================================================================================
Ratio of interest expense to average net assets                       0.28%(c)
________________________________________________________________________________
================================================================================
Portfolio turnover rate                                                199%
________________________________________________________________________________
================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and those charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $329,168.

                      AIM V.I. GOVERNMENT SECURITIES FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                              AIM V.I. GROWTH FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-93.97%

AEROSPACE & DEFENSE-2.05%

Lockheed Martin Corp.                             264,200   $ 12,330,214
========================================================================

APPLICATION SOFTWARE-1.34%

Intuit Inc.(a)                                    189,400      8,098,744
========================================================================

BANKS-1.55%

Bank of America Corp.                             148,200      9,329,190
========================================================================

BIOTECHNOLOGY-0.72%

Chiron Corp.(a)                                    98,900      4,335,776
========================================================================

CASINOS & GAMING-1.61%

International Game Technology(a)                  141,600      9,671,280
========================================================================

COMPUTER & ELECTRONICS RETAIL-3.38%

Best Buy Co., Inc.(a)                             166,500     12,400,920
------------------------------------------------------------------------
CDW Computer Centers, Inc.(a)                      30,900      1,659,639
------------------------------------------------------------------------
Circuit City Stores-Circuit City Group            242,300      6,287,685
========================================================================
                                                              20,348,244
========================================================================

COMPUTER HARDWARE-0.93%

International Business Machines Corp.              46,100      5,576,256
========================================================================

COMPUTER STORAGE & PERIPHERALS-0.79%

Network Appliance, Inc.(a)                        216,600      4,737,042
========================================================================

CONSUMER ELECTRONICS-1.09%

Koninklijke (Royal) Philips Electronics
  N.V.-ADR (Netherlands)                          225,500      6,564,305
========================================================================

CONSUMER FINANCE-0.23%

Countrywide Credit Industries, Inc.                33,900      1,388,883
========================================================================

DATA PROCESSING SERVICES-2.86%

Concord EFS, Inc.(a)                               49,400      1,619,332
------------------------------------------------------------------------
First Data Corp.                                  162,100     12,716,745
------------------------------------------------------------------------
Fiserv, Inc.(a)                                    68,800      2,911,616
========================================================================
                                                              17,247,693
========================================================================

DEPARTMENT STORES-0.70%

Kohl's Corp.(a)                                    59,500      4,191,180
========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.30%

H&R Block, Inc.                                   175,000      7,822,500
========================================================================

DIVERSIFIED FINANCIAL SERVICES-3.13%

Fannie Mae                                        119,700      9,516,150
------------------------------------------------------------------------
Freddie Mac                                       142,300      9,306,420
========================================================================
                                                              18,822,570
========================================================================

                                                               MARKET
                                                 SHARES        VALUE

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.96%

Celestica Inc. (Canada)(a)                        151,700   $  6,127,163
------------------------------------------------------------------------
Waters Corp.(a)                                   146,000      5,657,500
========================================================================
                                                              11,784,663
========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-4.59%

AdvancePCS(a)                                      89,800      2,635,630
------------------------------------------------------------------------
AmerisourceBergen Corp.                           193,300     12,284,215
------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)            74,500      6,023,325
------------------------------------------------------------------------
Quest Diagnostics Inc.(a)                          93,800      6,726,398
========================================================================
                                                              27,669,568
========================================================================

HEALTH CARE EQUIPMENT-7.36%

Baxter International Inc.                         292,900     15,708,227
------------------------------------------------------------------------
Biomet, Inc.(a)                                   156,300      4,829,670
------------------------------------------------------------------------
Guidant Corp.(a)                                  201,000     10,009,800
------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                         101,000      7,842,650
------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                          195,300      5,964,462
========================================================================
                                                              44,354,809
========================================================================

HEALTH CARE FACILITIES-2.79%

Tenet Healthcare Corp.(a)                         254,000     14,914,880
------------------------------------------------------------------------
Universal Health Services, Inc.-Class B(a)         44,400      1,899,432
========================================================================
                                                              16,814,312
========================================================================

HOME IMPROVEMENT RETAIL-3.89%

Home Depot, Inc. (The)                            193,300      9,860,233
------------------------------------------------------------------------
Lowe's Cos., Inc.                                 291,700     13,537,797
========================================================================
                                                              23,398,030
========================================================================

INDUSTRIAL CONGLOMERATES-2.02%

Tyco International Ltd. (Bermuda)                 206,400     12,156,960
========================================================================

IT CONSULTING & SERVICES-3.21%

Accenture Ltd.-Class A (Bermuda)(a)               129,000      3,472,680
------------------------------------------------------------------------
Affiliated Computer Services, Inc.-Class A(a)      94,200      9,997,446
------------------------------------------------------------------------
Electronic Data Systems Corp.                      85,600      5,867,880
========================================================================
                                                              19,338,006
========================================================================

LEISURE PRODUCTS-1.08%

Hasbro, Inc.                                      202,400      3,284,952
------------------------------------------------------------------------
Mattel, Inc.                                      188,500      3,242,200
========================================================================
                                                               6,527,152
========================================================================

MANAGED HEALTH CARE-2.49%

Caremark Rx, Inc.(a)                              374,000      6,099,940
------------------------------------------------------------------------
UnitedHealth Group Inc.                           126,000      8,917,020
========================================================================
                                                              15,016,960
========================================================================

                              AIM V.I. GROWTH FUND

                                                               MARKET
                                                 SHARES        VALUE

NETWORKING EQUIPMENT-3.53%

Cisco Systems, Inc.(a)                          1,173,000   $ 21,243,030
========================================================================

PHARMACEUTICALS-10.69%

Biovail Corp. (Canada)(a)                         168,300      9,466,875
------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          175,000      8,925,000
------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                       96,500      7,908,175
------------------------------------------------------------------------
Johnson & Johnson                                 342,700     20,253,570
------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                     145,933      6,148,157
------------------------------------------------------------------------
Mylan Laboratories Inc.                           162,200      6,082,500
------------------------------------------------------------------------
Pfizer Inc.                                       141,000      5,618,850
========================================================================
                                                              64,403,127
========================================================================

PROPERTY & CASUALTY INSURANCE-0.35%

Radian Group Inc.                                  49,400      2,121,730
========================================================================

RESTAURANTS-2.28%

Darden Restaurants, Inc.                          126,600      4,481,640
------------------------------------------------------------------------
Tricon Global Restaurants, Inc.(a)                 63,600      3,129,120
------------------------------------------------------------------------
Wendy's International, Inc.                       209,700      6,116,949
========================================================================
                                                              13,727,709
========================================================================

SEMICONDUCTOR EQUIPMENT-4.20%

Applied Materials, Inc.(a)                        269,700     10,814,970
------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                86,200      4,272,072
------------------------------------------------------------------------
Lam Research Corp.(a)                             114,300      2,654,046
------------------------------------------------------------------------
Teradyne, Inc.(a)                                 251,100      7,568,154
========================================================================
                                                              25,309,242
========================================================================

SEMICONDUCTORS-7.98%

Analog Devices, Inc.(a)                            99,800      4,430,122
------------------------------------------------------------------------
Intel Corp.                                       358,400     11,271,680
------------------------------------------------------------------------
Intersil Corp.-Class A(a)                         119,600      3,857,100
------------------------------------------------------------------------
Microchip Technology Inc.(a)                      122,100      4,730,154
------------------------------------------------------------------------
NVIDIA Corp.(a)                                   109,200      7,305,480
------------------------------------------------------------------------
Semtech Corp.(a)                                  111,800      3,990,142
------------------------------------------------------------------------
STMicroelectronics N.V. (Switzerland)(a)           87,590      2,815,807
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
SEMICONDUCTORS-(CONTINUED)

Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Taiwan)                               562,900   $  9,664,993
========================================================================
                                                              48,065,478
========================================================================

SOFT DRINKS-1.49%

Pepsi Bottling Group, Inc. (The)                  381,800      8,972,300
========================================================================

SPECIALTY STORES-4.73%

AutoZone, Inc.(a)                                  77,600      5,571,680
------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                         169,300      5,739,270
------------------------------------------------------------------------
Blockbuster Inc.-Class A                          318,400      8,023,680
------------------------------------------------------------------------
Office Depot, Inc.(a)                             494,900      9,175,446
========================================================================
                                                              28,510,076
========================================================================

SYSTEMS SOFTWARE-6.16%

Computer Associates International, Inc.           357,400     12,326,726
------------------------------------------------------------------------
Microsoft Corp.(a)                                281,600     18,661,632
------------------------------------------------------------------------
Symantec Corp.(a)                                  92,100      6,108,993
========================================================================
                                                              37,097,351
========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.49%

Nokia Oyj-ADR (Finland)                           125,900      3,088,327
------------------------------------------------------------------------
Polycom, Inc.(a)                                  170,900      5,878,960
========================================================================
                                                               8,967,287
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $502,840,649)                          565,941,667
========================================================================

MONEY MARKET FUNDS-5.80%

STIC Liquid Assets Portfolio(b)                17,449,753     17,449,753
------------------------------------------------------------------------
STIC Prime Portfolio(b)                        17,449,753     17,449,753
========================================================================
    Total Money Market Funds (Cost
      $34,899,506)                                            34,899,506
========================================================================
TOTAL INVESTMENTS-99.77% (Cost $537,740,155)                 600,841,173
========================================================================
OTHER ASSETS LESS LIABILITIES-0.23%                            1,410,739
========================================================================
NET ASSETS-100.00%                                          $602,251,912
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $537,740,155)                                 $600,841,173
------------------------------------------------------------
Receivables for:
  Investments sold                                 2,376,148
------------------------------------------------------------
  Fund shares sold                                   556,399
------------------------------------------------------------
  Dividends                                          312,786
------------------------------------------------------------
Investment for deferred compensation plan             47,522
------------------------------------------------------------
Other assets                                             247
============================================================
    Total assets                                 604,134,275
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              936,141
------------------------------------------------------------
  Fund shares reacquired                             541,123
------------------------------------------------------------
  Deferred compensation plan                          47,522
------------------------------------------------------------
Accrued administrative services fees                 301,559
------------------------------------------------------------
Accrued distribution fees                                257
------------------------------------------------------------
Accrued transfer agent fees                            1,628
------------------------------------------------------------
Accrued operating expenses                            54,133
============================================================
    Total liabilities                              1,882,363
============================================================
Net assets applicable to shares outstanding     $602,251,912
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $601,648,280
____________________________________________________________
============================================================
Series II                                       $    603,632
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          36,758,505
____________________________________________________________
============================================================
Series II                                             36,906
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      16.37
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      16.36
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $15,011)                                     $   2,798,763
------------------------------------------------------------
Dividends from affiliated money market funds       1,860,762
------------------------------------------------------------
Interest                                             115,177
============================================================
    Total investment income                        4,774,702
============================================================

EXPENSES:

Advisory fees                                      4,174,059
------------------------------------------------------------
Administrative services fees                       1,488,780
------------------------------------------------------------
Custodian fees                                       120,083
------------------------------------------------------------
Distribution fees -- Series II                           257
------------------------------------------------------------
Transfer agent fees                                   30,074
------------------------------------------------------------
Trustees' fees                                        11,127
------------------------------------------------------------
Other                                                131,754
============================================================
    Total expenses                                 5,956,134
============================================================
Less: Fees waived                                     (3,371)
------------------------------------------------------------
    Expenses paid indirectly                            (564)
============================================================
    Net expenses                                   5,952,199
============================================================
Net investment income (loss)                      (1,177,497)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND FUTURES CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (321,507,474)
------------------------------------------------------------
  Foreign currencies                                  (8,188)
------------------------------------------------------------
  Futures contracts                               (3,041,152)
============================================================
                                                (324,556,814)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                           16,460,399
------------------------------------------------------------
  Foreign currencies                                    (391)
============================================================
                                                  16,460,008
============================================================
Net gain (loss) from investment securities,
  foreign currencies and futures contracts      (308,096,806)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(309,274,303)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001             2000
                                                              -------------    -------------
OPERATIONS:

  Net investment income (loss)                                $  (1,177,497)   $     967,648
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies, futures contracts and option
    contracts                                                  (324,556,814)     (22,352,060)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies, futures
    contracts and option contracts                               16,460,008     (210,744,517)
============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (309,274,303)    (232,128,929)
============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                       (1,436,399)         (84,187)
--------------------------------------------------------------------------------------------
  Series II                                                          (1,390)              --
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                               --      (29,175,800)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       33,201,050      436,475,542
--------------------------------------------------------------------------------------------
  Series II                                                         580,648               --
============================================================================================
    Net increase (decrease) in net assets                      (276,930,394)     175,086,626
============================================================================================

NET ASSETS:

  Beginning of year                                             879,182,306      704,095,680
============================================================================================
  End of year                                                 $ 602,251,912    $ 879,182,306
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 890,606,504    $ 858,004,800
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (59,125)       1,384,355
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies, futures contracts and
    option contracts                                           (351,394,541)     (26,845,915)
--------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           63,099,074       46,639,066
============================================================================================
                                                              $ 602,251,912    $ 879,182,306
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

                              AIM V.I. GROWTH FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development /event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income (loss) was increased by $1,171,806, undistributed net realized gains (losses) increased by $8,188 and shares of beneficial interest decreased by $1,179,994 as a result of differing book/tax treatment of foreign currency transactions, net operating loss and return of capital reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                              AIM V.I. GROWTH FUND

   The Fund's capital loss carryforward of $329,073,114 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD      EXPIRATION
   ------------      ----------
   $ 4,002,102    December 31, 2008
   --------------------------------
   325,071,012    December 31, 2009
   ================================
   $329,073,114
   ________________________________
   ================================

   The Fund has a post-October capital loss deferral of $15,497,253 as of December 31, 2001 which will be recognized in the next succeeding tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the extent necessary to limit the expenses to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from affiliated money market funds of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $3,371.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $1,488,780 of which AIM retained $112,079 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $3,820 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $257 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $5,992 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

                              AIM V.I. GROWTH FUND

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $564 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $564.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                     2001          2000
                                  ----------    -----------
Distributions paid from:
  Ordinary income                 $1,437,789    $    87,092
-----------------------------------------------------------
  Long-term capital gain                  --     29,172,895
===========================================================
                                  $ 1437,789    $29,259,987
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Components of distributable earnings
  Capital loss carryforward                 $(329,073,114)
---------------------------------------------------------
  Unrealized appreciation                      40,718,522
=========================================================
                                            $(288,354,592)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,542,837,360 and $1,514,256,426, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $ 71,642,643
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (15,365,800)
=========================================================
Net unrealized appreciation of investment
  securities                                 $ 56,276,843
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $544,564,330.

                              AIM V.I. GROWTH FUND

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                          2000
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
                                                              ----------    ------------    ----------    ------------
Sold:
  Series I                                                     8,864,865    $166,073,915    15,512,849    $504,462,673
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      38,052         599,422            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        89,663       1,436,399     1,115,941      29,259,987
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                          87           1,390            --              --
======================================================================================================================
Reacquired:
  Series I                                                    (7,625,551)   (134,309,264)   (3,030,650)    (97,247,118)
----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,233)        (20,164)           --              --
======================================================================================================================
                                                               1,365,883    $ 33,781,698    13,598,140    $436,475,542
______________________________________________________________________________________________________________________
======================================================================================================================

(*)  Series II shares commenced sales on September 19, 2001.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                          SERIES II
                                                                                                      ------------------
                                                                                                      SEPTEMBER 19, 2001
                                                                                                         (DATE SALES
                                                                                                        COMMENCED) TO
                                                                                                         DECEMBER 31,
                                                                                                           2001(a)
                                                                                                      ------------------
Net asset value, beginning of period                                                                        $14.67
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                                                               (0.02)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                      1.75
========================================================================================================================
    Total from investment operations                                                                          1.73
========================================================================================================================
Less dividends from net investment income                                                                    (0.04)
========================================================================================================================
Net asset value, end of period                                                                              $16.36
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                                                              11.79%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                    $  604
========================================================================================================================
Ratio of expenses to average net assets                                                                       1.17%(c)
========================================================================================================================
Ratio of net investment income (loss) to average net assets                                                  (0.46)%(c)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                                                                        239%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for all periods shown.
(c)  Ratios are annualized and based on average daily net assets of $364,503.

                              AIM V.I. GROWTH FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Growth and Income Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period October 24, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Growth and Income Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period October 24, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                        AIM V.I. GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                 MARKET
                                                 SHARES          VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-97.58%

ADVERTISING-1.54%

Interpublic Group of Cos., Inc. (The)              425,000   $   12,554,500
---------------------------------------------------------------------------
Lamar Advertising Co.(a)                           115,000        4,869,100
---------------------------------------------------------------------------
Omnicom Group Inc.                                 135,000       12,062,250
===========================================================================
                                                                 29,485,850
===========================================================================

AEROSPACE & DEFENSE-1.99%

Boeing Co. (The)                                   175,000        6,786,500
---------------------------------------------------------------------------
General Dynamics Corp.                             120,000        9,556,800
---------------------------------------------------------------------------
Lockheed Martin Corp.                              105,000        4,900,350
---------------------------------------------------------------------------
Northrop Grumman Corp.                              55,000        5,544,550
---------------------------------------------------------------------------
United Technologies Corp.                          175,000       11,310,250
===========================================================================
                                                                 38,098,450
===========================================================================

AIRLINES-0.30%

Southwest Airlines Co.                             310,000        5,728,800
===========================================================================

ALUMINUM-0.30%

Alcoa Inc.                                         160,000        5,688,000
===========================================================================

APPAREL RETAIL-0.13%

Gap, Inc. (The)                                    175,000        2,439,500
===========================================================================

AUTO PARTS & EQUIPMENT-0.27%

Johnson Controls, Inc.                              65,000        5,248,750
===========================================================================

BANKS-3.31%

Bank of America Corp.                              315,000       19,829,250
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                   500,000       20,400,000
---------------------------------------------------------------------------
Fifth Third Bancorp                                105,000        6,465,900
---------------------------------------------------------------------------
Washington Mutual, Inc.                            180,000        5,886,000
---------------------------------------------------------------------------
Wells Fargo & Co.                                  250,000       10,862,500
===========================================================================
                                                                 63,443,650
===========================================================================

BIOTECHNOLOGY-0.62%

Amgen Inc.(a)                                      210,000       11,852,400
===========================================================================

BREWERS-0.41%

Anheuser-Busch Cos., Inc.                          175,000        7,911,750
===========================================================================

BROADCASTING & CABLE TV-0.69%

Clear Channel Communications, Inc.(a)              190,000        9,672,900
---------------------------------------------------------------------------
Comcast Corp.-Class A(a)                           100,000        3,600,000
===========================================================================
                                                                 13,272,900
===========================================================================

BUILDING PRODUCTS-0.36%

Masco Corp.                                        280,000        6,860,000
===========================================================================

CASINOS & GAMING-0.12%

International Game Technology(a)                    35,000        2,390,500
===========================================================================

COMPUTER & ELECTRONICS RETAIL-0.66%

Best Buy Co., Inc.(a)                               70,000        5,213,600
---------------------------------------------------------------------------
Circuit City Stores-Circuit City Group             285,000        7,395,750
===========================================================================
                                                                 12,609,350
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE

COMPUTER HARDWARE-3.53%

Compaq Computer Corp.                              950,000   $    9,272,000
---------------------------------------------------------------------------
Dell Computer Corp.(a)                             515,000       13,997,700
---------------------------------------------------------------------------
International Business Machines Corp.              225,000       27,216,000
---------------------------------------------------------------------------
Sun Microsystems, Inc.(a)                        1,400,000       17,276,000
===========================================================================
                                                                 67,761,700
===========================================================================

COMPUTER STORAGE & PERIPHERALS-0.30%

EMC Corp.(a)                                       425,000        5,712,000
===========================================================================

CONSUMER FINANCE-0.91%

Capital One Financial Corp.                        210,000       11,329,500
---------------------------------------------------------------------------
MBNA Corp.                                         175,000        6,160,000
===========================================================================
                                                                 17,489,500
===========================================================================

DATA PROCESSING SERVICES-0.27%

Paychex, Inc.                                      145,000        5,080,800
===========================================================================

DEPARTMENT STORES-0.79%

Kohl's Corp.(a)                                    215,000       15,144,600
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-0.78%

Cendant Corp.(a)                                   760,000       14,903,600
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-13.94%

American Express Co.                               275,000        9,814,750
---------------------------------------------------------------------------
Citigroup Inc.                                   1,400,000       70,672,000
---------------------------------------------------------------------------
Fannie Mae                                         190,000       15,105,000
---------------------------------------------------------------------------
Freddie Mac                                        350,000       22,890,000
---------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                    210,000       19,477,500
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                            800,000       29,080,000
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          575,000       29,969,000
---------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                   700,000       39,158,000
---------------------------------------------------------------------------
State Street Corp.                                 140,000        7,315,000
---------------------------------------------------------------------------
Stilwell Financial, Inc.                           875,000       23,817,500
===========================================================================
                                                                267,298,750
===========================================================================

DRUG RETAIL-0.70%

Walgreen Co.                                       400,000       13,464,000
===========================================================================

ELECTRIC UTILITIES-1.05%

Duke Energy Corp.                                  140,000        5,496,400
---------------------------------------------------------------------------
Edison International(a)                            100,000        1,510,000
---------------------------------------------------------------------------
Mirant Corp.(a)                                    700,000       11,214,000
---------------------------------------------------------------------------
PG&E Corp.(a)                                      100,000        1,924,000
===========================================================================
                                                                 20,144,400
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.65%

Celestica Inc. (Canada)(a)                         600,000       24,234,000
---------------------------------------------------------------------------
Jabil Circuit, Inc.(a)                             150,000        3,408,000
---------------------------------------------------------------------------
Sanmina-SCI Corp.(a)                               200,000        3,980,000
===========================================================================
                                                                 31,622,000
===========================================================================

EMPLOYMENT SERVICES-0.10%

Robert Half International Inc.(a)                   70,000        1,869,000
===========================================================================

                        AIM V.I. GROWTH AND INCOME FUND

                                                                 MARKET
                                                 SHARES          VALUE

ENVIRONMENTAL SERVICES-0.30%

Waste Management, Inc.                             180,000   $    5,743,800
===========================================================================

FOOD DISTRIBUTORS-0.31%

Sysco Corp.                                        225,000        5,899,500
===========================================================================

FOOD RETAIL-0.62%

Kroger Co. (The)(a)                                350,000        7,304,500
---------------------------------------------------------------------------
Safeway Inc.(a)                                    110,000        4,592,500
===========================================================================
                                                                 11,897,000
===========================================================================

GENERAL MERCHANDISE STORES-3.86%

Family Dollar Stores, Inc.                         110,000        3,297,800
---------------------------------------------------------------------------
Target Corp.                                     1,230,000       50,491,500
---------------------------------------------------------------------------
Wal-Mart Stores, Inc.                              350,000       20,142,500
===========================================================================
                                                                 73,931,800
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-0.47%

Cardinal Health, Inc.                              140,000        9,052,400
===========================================================================

HEALTH CARE EQUIPMENT-1.86%

Baxter International Inc.                          300,000       16,089,000
---------------------------------------------------------------------------
Becton, Dickinson & Co.                             75,000        2,486,250
---------------------------------------------------------------------------
Medtronic, Inc.                                    260,000       13,314,600
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           125,000        3,817,500
===========================================================================
                                                                 35,707,350
===========================================================================

HOME IMPROVEMENT RETAIL-2.31%

Home Depot, Inc. (The)                             550,000       28,055,500
---------------------------------------------------------------------------
Lowe's Cos., Inc.                                  350,000       16,243,500
===========================================================================
                                                                 44,299,000
===========================================================================

HOTELS-0.96%

Carnival Corp.                                     200,000        5,616,000
---------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                       600,000        9,720,000
---------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.          100,000        2,985,000
===========================================================================
                                                                 18,321,000
===========================================================================

HOUSEHOLD PRODUCTS-0.30%

Colgate-Palmolive Co.                              100,000        5,775,000
===========================================================================

INDUSTRIAL CONGLOMERATES-7.09%

General Electric Co.                             1,850,000       74,148,000
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                1,050,000       61,845,000
===========================================================================
                                                                135,993,000
===========================================================================

INDUSTRIAL MACHINERY-0.44%

Danaher Corp.                                      140,000        8,443,400
===========================================================================

INSURANCE BROKERS-0.50%

Marsh & McLennan Cos., Inc.                         90,000        9,670,500
===========================================================================

INTEGRATED OIL & GAS-1.77%

ChevronTexaco Corp.                                225,000       20,162,250
---------------------------------------------------------------------------
Exxon Mobil Corp.                                  350,000       13,755,000
===========================================================================
                                                                 33,917,250
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-1.23%

SBC Communications Inc.                            350,000       13,709,500
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
INTEGRATED TELECOMMUNICATION SERVICES-(CONTINUED)

WorldCom, Inc.-WorldCom Group(a)                   700,000   $    9,856,000
===========================================================================
                                                                 23,565,500
===========================================================================

IT CONSULTING & SERVICES-0.07%

Accenture Ltd.-Class A (Bermuda)(a)                 50,000        1,346,000
===========================================================================

LEISURE PRODUCTS-0.12%

Mattel, Inc.                                       130,000        2,236,000
===========================================================================

MANAGED HEALTH CARE-0.46%

UnitedHealth Group Inc.                            125,000        8,846,250
===========================================================================

MOTORCYCLE MANUFACTURERS-0.50%

Harley-Davidson, Inc.                              175,000        9,504,250
===========================================================================

MOVIES & ENTERTAINMENT-2.54%

AOL Time Warner Inc.(a)                          1,035,000       33,223,500
---------------------------------------------------------------------------
Viacom Inc.-Class B(a)                             350,000       15,452,500
===========================================================================
                                                                 48,676,000
===========================================================================

MULTI-LINE INSURANCE-2.48%

American International Group, Inc.                 600,000       47,640,000
===========================================================================

MULTI-UTILITIES-0.83%

Dynegy Inc.-Class A                                625,000       15,937,500
===========================================================================

NETWORKING EQUIPMENT-1.51%

Cisco Systems, Inc.(a)                           1,600,000       28,976,000
===========================================================================

OIL & GAS DRILLING-0.44%

Transocean Sedco Forex Inc.                        250,000        8,455,000
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.27%

Baker Hughes Inc.                                  140,000        5,105,800
===========================================================================

PERSONAL PRODUCTS-0.33%

Gillette Co.                                       190,000        6,346,000
===========================================================================

PHARMACEUTICALS-12.03%

Abbott Laboratories                                260,000       14,495,000
---------------------------------------------------------------------------
Allergan, Inc.                                     200,000       15,010,000
---------------------------------------------------------------------------
American Home Products Corp.                       250,000       15,340,000
---------------------------------------------------------------------------
Biovail Corp. (Canada)(a)                          100,000        5,625,000
---------------------------------------------------------------------------
Bristol-Myers Squibb Co.                           575,000       29,325,000
---------------------------------------------------------------------------
Johnson & Johnson                                  870,000       51,417,000
---------------------------------------------------------------------------
King Pharmaceuticals, Inc.(a)                      250,000       10,532,500
---------------------------------------------------------------------------
Merck & Co., Inc.                                  250,000       14,700,000
---------------------------------------------------------------------------
Pfizer Inc.                                      1,210,000       48,218,500
---------------------------------------------------------------------------
Pharmacia Corp.                                    275,000       11,728,750
---------------------------------------------------------------------------
Schering-Plough Corp.                              400,000       14,324,000
===========================================================================
                                                                230,715,750
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.96%

ACE Ltd. (Bermuda)                                 150,000        6,022,500
---------------------------------------------------------------------------
MGIC Investment Corp.                               55,000        3,394,600
---------------------------------------------------------------------------
St. Paul Co., Inc. (The)                            60,000        2,638,200
---------------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   70,000        6,395,200
===========================================================================
                                                                 18,450,500
===========================================================================

                        AIM V.I. GROWTH AND INCOME FUND

                                                                                                                 MARKET
                                                                                                 SHARES          VALUE

SEMICONDUCTOR EQUIPMENT-2.53%

Applied Materials, Inc.(a)                                                                         675,000   $   27,067,500
---------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(a)                                                                                350,000       17,346,000
---------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.(a)                                                                          105,000        4,142,250
===========================================================================================================================
                                                                                                                 48,555,750
===========================================================================================================================

SEMICONDUCTORS-5.51%

Altera Corp.(a)                                                                                    425,000        9,018,500
---------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.(a)                                                                            430,000       19,087,700
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                      1,025,000       32,236,250
---------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                            275,000       10,736,000
---------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc.                                                                             850,000       23,800,000
---------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.(a)                                                                                    275,000       10,738,750
===========================================================================================================================
                                                                                                                105,617,200
===========================================================================================================================

SOFT DRINKS-1.73%

Coca-Cola Co. (The)                                                                                140,000        6,601,000
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola Enterprises, Inc.                                                                        150,000        2,841,000
---------------------------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                                                   110,000        2,585,000
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                      435,000       21,180,150
===========================================================================================================================
                                                                                                                 33,207,150
===========================================================================================================================

SPECIALTY CHEMICALS-0.02%

Ecolab, Inc.                                                                                        10,800          434,700
===========================================================================================================================

SPECIALTY STORES-0.75%

Bed Bath & Beyond Inc.(a)                                                                          220,000        7,458,000
---------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.(a)                                                                              180,000        3,337,200
---------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                      115,000        3,619,050
===========================================================================================================================
                                                                                                                 14,414,250
===========================================================================================================================

SYSTEMS SOFTWARE-4.75%

Computer Associates International, Inc.                                                            200,000        6,898,000
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(a)                                                                               1,050,000       69,583,500
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp.(a)                                                                                  1,050,000       14,500,500
===========================================================================================================================
                                                                                                                 90,982,000
===========================================================================================================================

TELECOMMUNICATIONS EQUIPMENT-2.34%

JDS Uniphase Corp.(a)                                                                              525,000        4,583,250
---------------------------------------------------------------------------------------------------------------------------

                                                                                                                 MARKET
                                                                                                 SHARES          VALUE
TELECOMMUNICATIONS EQUIPMENT-(CONTINUED)

Lucent Technologies Inc.,-$80 Conv. Pfd(b)
  (acquired 08/01/01; Cost $5,000,000)                                                               5,000   $    5,525,000
---------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                                   1,025,000       15,395,500
---------------------------------------------------------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                                                                            350,000        8,585,500
---------------------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.(a)                                                                                   215,000       10,857,500
===========================================================================================================================
                                                                                                                 44,946,750
===========================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.67%

Sprint Corp. (PCS Group)(a)                                                                        525,000       12,815,250
===========================================================================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,636,981,383)                                                                         1,870,944,850
===========================================================================================================================

                                                                                                PRINCIPAL
                                                                                                 AMOUNT
CONVERTIBLE BONDS & NOTES-0.60%

COMPUTER HARDWARE-0.08%

Candescent Technologies Corp., Sr. Conv.
  Unsec. Gtd. Sub. Deb., 8.00%, 05/01/03
  (Acquired 04/17/98-04/19/01; Cost
  $14,364,365)(b)(c)(d)                                                                        $18,500,000        1,572,500
===========================================================================================================================

SYSTEMS SOFTWARE-0.52%

VERITAS Software Corp., Conv. Unsec. Notes,
  5.25%, 11/01/04                                                                                2,100,000        9,927,750
===========================================================================================================================
    Total Convertible Bonds & Notes (Cost
      $17,394,788)                                                                                               11,500,250
===========================================================================================================================

                                                                                                 SHARES
MONEY MARKET FUNDS-1.87%

STIC Liquid Assets Portfolio(e)                                                                 17,894,815       17,894,815
---------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio(e)                                                                         17,894,815       17,894,815
===========================================================================================================================
    Total Money Market Funds (Cost
      $35,789,630)                                                                                               35,789,630
===========================================================================================================================
TOTAL INVESTMENTS-100.05%
  (Cost $1,690,165,801)                                                                                       1,918,234,730
===========================================================================================================================
OTHER ASSETS LESS LIABILITIES-(0.05%)                                                                              (959,547)
===========================================================================================================================
NET ASSETS-100.00%                                                                                           $1,917,275,183
___________________________________________________________________________________________________________________________
===========================================================================================================================

Investment Abbreviations:

ADR     - American Depositary Receipt        Deb.   - Debentures           Pfd.   - Preferred         Sub.    - Subordinated
Conv.   - Convertible                        Gtd.   - Guaranteed           Sr.    - Senior            Unsec.  - Unsecured

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $7,097,500 which represented 0.37% of the Fund's net assets.
(c) Defaulted security. Currently, the issuer is in default with respect to interest payments.
(d) Security fair valued in accordance with the procedures established by the Board of Trustees.
(e) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $1,690,165,801)                              $1,918,234,730
-------------------------------------------------------------
Receivables for:
  Investments sold                                  1,792,916
-------------------------------------------------------------
  Fund shares sold                                     77,294
-------------------------------------------------------------
  Dividends and interest                            1,066,378
-------------------------------------------------------------
Investment for deferred compensation plan              62,935
=============================================================
    Total assets                                1,921,234,253
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                             1,078,408
-------------------------------------------------------------
  Fund shares reacquired                            1,119,047
-------------------------------------------------------------
  Deferred compensation plan                           62,935
-------------------------------------------------------------
Accrued administrative services fees                1,267,033
-------------------------------------------------------------
Accrued distribution fees                                  68
-------------------------------------------------------------
Accrued transfer agent fees                            21,485
-------------------------------------------------------------
Accrued operating expenses                            410,094
=============================================================
    Total liabilities                               3,959,070
=============================================================
Net assets applicable to shares outstanding    $1,917,275,183
_____________________________________________________________
=============================================================

NET ASSETS:

Series I                                       $1,916,875,206
_____________________________________________________________
=============================================================
Series II                                      $      399,977
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                           94,895,206
_____________________________________________________________
=============================================================
Series II                                              19,813
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        20.20
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        20.19
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $37,690)                                     $  17,003,891
------------------------------------------------------------
Dividends from affiliated money market funds       2,676,875
------------------------------------------------------------
Interest                                             104,159
============================================================
    Total investment income                       19,784,925
============================================================

EXPENSES:

Advisory fees                                     12,782,607
------------------------------------------------------------
Administrative services fees                       3,699,168
------------------------------------------------------------
Custodian fees                                       264,352
------------------------------------------------------------
Distribution fees -- Series II                            68
------------------------------------------------------------
Transfer agent fees                                   45,100
------------------------------------------------------------
Trustees' fees                                        16,465
------------------------------------------------------------
Other                                                397,985
============================================================
    Total expenses                                17,205,745
============================================================
Less: Fees waived                                     (4,952)
------------------------------------------------------------
    Expenses paid indirectly                          (2,718)
============================================================
    Net expenses                                  17,198,075
============================================================
Net investment income                              2,586,850
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (393,023,641)
------------------------------------------------------------
  Option contracts written                           643,127
============================================================
                                                (392,380,514)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (199,091,615)
------------------------------------------------------------
  Foreign currencies                                  (1,349)
============================================================
                                                (199,092,964)
============================================================
Net gain (loss) from investment securities,
  foreign currencies and option contracts       (591,473,478)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(588,886,628)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    2,586,850    $      976,415
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                     (392,380,514)      (53,800,746)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and foreign currencies               (199,092,964)     (374,582,472)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (588,886,628)     (427,406,803)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (948,866)       (3,471,426)
----------------------------------------------------------------------------------------------
  Series II                                                             (176)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                                --       (74,797,641)
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        (7,547,466)      576,673,911
----------------------------------------------------------------------------------------------
  Series II                                                          396,298                --
==============================================================================================
    Net increase (decrease) in net assets                       (596,986,838)       70,998,041
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,514,262,021     2,443,263,980
==============================================================================================
  End of year                                                 $1,917,275,183    $2,514,262,021
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,141,546,226    $2,148,697,394
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              2,347,997           860,530
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, foreign currencies and option contracts         (454,679,922)      (62,189,938)
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                           228,060,882       426,894,035
==============================================================================================
                                                              $1,917,275,183    $2,514,262,021
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

                        AIM V.I. GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Growth and Income Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is growth of capital with a secondary objective of current income.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $109,470 and undistributed net realized gains were decreased by $109,470 as a result of a difference in book/tax treatment of bond premiums. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

                        AIM V.I. GROWTH AND INCOME FUND

   The Fund's capital loss carryforward of $381,066,339 is broken down by expiration date as follows:

    CAPITAL LOSS
    CARRYFORWARD       EXPIRATION
    ------------       ----------
    $ 10,413,052    December 31, 2008
   ----------------------------------
     370,653,287    December 31, 2009
   ==================================
    $381,066,339
   __________________________________
   ==================================

   As of December 31, 2001, the fund has a post-October capital loss deferral of $56,920,135, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

NOTE 2-CHANGE IN ACCOUNTING PRINCIPLE

As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $259,811 reduction in the cost of securities and a corresponding $259,811 increase in net unrealized gains and losses, based on securities held by the Fund on January 1, 2001. The effect of this change in 2001 was to decrease net investment income by $114,987, to increase net realized gains and losses by $45,436 and to increase net unrealized gains and losses by $69,551. As a result, the net investment income per share and the net realized and unrealized gains and losses per share remained unchanged and the ratio of net investment income to average net assets decreased by 0.01%.

NOTE 3-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $4,952.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $3,699,168 of which AIM retained $200,301 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $2,406 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee up to 0.25% of the average daily net

                        AIM V.I. GROWTH AND INCOME FUND
assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $68 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $8,696 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 4-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $2,718 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $2,718.

NOTE 5-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 6-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of year                      --      $        --
----------------------------------------------------------
Written                             4,500        1,161,228
----------------------------------------------------------
Closed                             (4,500)      (1,161,228)
==========================================================
End of year                            --      $        --
__________________________________________________________
==========================================================

NOTE 8-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                   2001            2000
                               ------------    -------------
Distributions paid from:
  Ordinary income              $    949,042    $  18,680,075
------------------------------------------------------------
  Long-term capital gain                 --       59,588,992
============================================================
                               $    949,042    $  78,269,067
____________________________________________________________
============================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $   2,841,749
---------------------------------------------------------
Capital loss carryforward                    (381,066,339)
---------------------------------------------------------
Unrealized appreciation                       153,953,547
=========================================================
                                            $(224,271,043)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of capital losses incurred after October 31 and other deferrals.

NOTE 9-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,567,554,660 and $1,516,014,961, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 289,572,319
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (78,596,083)
=========================================================
Net unrealized appreciation of
  investment securities                     $ 210,976,236
_________________________________________________________
=========================================================
Cost of investments for tax purposes is $1,707,258,494.

                        AIM V.I. GROWTH AND INCOME FUND

NOTE 10-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                         2001                           2000
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
                                                              ----------    -------------    ----------    ------------
Sold:
  Series I                                                     7,365,570    $ 166,787,363    17,898,904    $561,469,804
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      21,324          426,369            --              --
=======================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                        48,068          948,866     2,833,782      78,269,067
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                           9              176            --              --
=======================================================================================================================
Issued in connection with acquisitions:**
  Series I                                                            --               --       786,467      26,024,265
=======================================================================================================================
Reacquired:
  Series I                                                    (8,516,539)    (175,283,695)   (2,859,510)    (89,089,225)
-----------------------------------------------------------------------------------------------------------------------
  Series II*                                                      (1,520)         (30,247)           --              --
=======================================================================================================================
                                                              (1,083,088)   $  (7,151,168)   18,659,643    $576,673,911
_______________________________________________________________________________________________________________________
=======================================================================================================================

 *   Series II shares commenced sales on October 24, 2001.
** As of the close of business on September 15, 2000, the Fund acquired all the net assets of AIM V.I. Global Growth and Income Fund pursuant to a plan of reorganization approved by the Fund's shareholders on May 31, 2000. The acquisition was accomplished by a tax-free exchange of 786,467 shares of the Fund for 2,294,201 shares of AIM V.I. Global Growth and Income Fund outstanding as of the close of business on September 15, 2000. AIM V.I. Global Growth and Income Fund's net assets at that date were $26,024,265 including $2,170,708 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,932,661,113.

NOTE 11-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                      SERIES II
                                                                                                ----------------------
                                                                                                  OCTOBER 24, 2001,
                                                                                                     (DATE SALES
                                                                                                    COMMENCED) TO
                                                                                                     DECEMBER 31,
                                                                                                         2001
                                                                                                ----------------------
Net asset value, beginning of period                                                                    $18.97
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                   0.00
----------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                  1.23
======================================================================================================================
    Total from investment operations                                                                      1.23
======================================================================================================================
Less dividends from net investment income                                                                (0.01)
======================================================================================================================
Net asset value, end of period                                                                          $20.19
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(a)                                                                                           6.49%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                $  400
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                                                                   1.03%(b)
======================================================================================================================
Ratio of net investment income (loss) to average net assets                                              (0.10)%(b)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                                                                     73%
______________________________________________________________________________________________________________________
======================================================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $145,949.

                        AIM V.I. GROWTH AND INCOME FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. International Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. International Equity Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                       AIM V.I. INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                               MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-95.22%

AUSTRALIA-0.96%

AMP Ltd. (Multi-Line Insurance)                   176,100   $  1,658,875
------------------------------------------------------------------------
Coles Myer Ltd. (Food Retail)(a)                  393,900      1,690,280
========================================================================
                                                               3,349,155
========================================================================

BRAZIL-0.63%

Companhia de Bebidas das Americas-ADR
  (Brewers)                                       108,400      2,199,436
========================================================================

CANADA-10.84%

Alberta Energy Co. Ltd. (Oil & Gas
  Exploration & Production)                        25,100        948,899
------------------------------------------------------------------------
Bank of Nova Scotia (Banks)                        62,000      1,907,213
------------------------------------------------------------------------
Biovail Corp. (Pharmaceuticals)(a)                181,900     10,231,875
------------------------------------------------------------------------
Canadian National Railway Co. (Railroads)          63,300      3,050,459
------------------------------------------------------------------------
Canadian Pacific Railway Ltd. (Railroads)(a)      106,000      2,137,849
------------------------------------------------------------------------
Celestica Inc. (Electronic Equipment &
  Instruments)(a)                                  69,500      2,807,105
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                    192,400      6,286,001
------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail) (Acquired
  11/10/00-10/15/01; Cost $6,496,464)(b)            5,100        166,625
------------------------------------------------------------------------
Manulife Financial Corp. (Life & Health
  Insurance)                                      112,300      2,935,210
------------------------------------------------------------------------
Rogers Communications, Inc.-Class B
  (Broadcasting & Cable TV)                       117,000      1,993,617
------------------------------------------------------------------------
Shaw Communications Inc.-Class B
  (Broadcasting & Cable TV)                        82,500      1,750,974
------------------------------------------------------------------------
Talisman Energy Inc. (Oil & Gas Exploration &
  Production)                                      41,200      1,566,097
------------------------------------------------------------------------
TransCanada Pipelines Ltd. (Gas Utilities)        154,000      1,922,581
========================================================================
                                                              37,704,505
========================================================================

DENMARK-2.49%

Danske Bank A.S. (Banks)                          297,700      4,778,892
------------------------------------------------------------------------
Novo Nordisk A.S.-Class B (Pharmaceuticals)        95,178      3,893,775
========================================================================
                                                               8,672,667
========================================================================

FINLAND-0.84%

Nokia Oyj (Telecommunication Equipment)            72,400      1,869,736
------------------------------------------------------------------------
TietoEnator Oyj (IT Consulting & Services)(a)      40,000      1,061,183
========================================================================
                                                               2,930,919
========================================================================

FRANCE-14.79%

Altran Technologies S.A. (IT Consulting &
  Services)                                       132,539      5,998,226
------------------------------------------------------------------------
Assurances Generales de France (Multi-Line
  Insurance)                                       73,118      3,514,440
------------------------------------------------------------------------
Aventis S.A. (Pharmaceuticals)                     52,500      3,733,646
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
FRANCE-(CONTINUED)

BNP Paribas S.A. (Banks)                           92,900   $  8,325,779
------------------------------------------------------------------------
Business Objects S.A. (Application
  Software)(a)                                     27,500        920,843
------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile
  Manufacturers)                                  104,400      4,445,463
------------------------------------------------------------------------
Publicis Groupe S.A. (Advertising)                120,700      3,202,118
------------------------------------------------------------------------
Sanofi-Synthelabo S.A. (Pharmaceuticals)          123,500      9,228,988
------------------------------------------------------------------------
Thomson Multimedia (Consumer Electronics)(a)       67,000      2,061,280
------------------------------------------------------------------------
TotalFinaElf S.A. (Integrated Oil & Gas)           39,925      5,710,740
------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)            73,250      4,301,367
========================================================================
                                                              51,442,890
========================================================================

GERMANY-6.25%

Allianz A.G. (Multi-Line Insurance)                18,500      4,380,053
------------------------------------------------------------------------
Altana A.G. (Pharmaceuticals)                     191,410      9,541,564
------------------------------------------------------------------------
Bayerisch Motoren Werke A.G. (Automobile
  Manufacturers)                                   30,016      1,058,626
------------------------------------------------------------------------
Muenchener Rueckversicherungs-Gesellschaft
  A.G. (Reinsurance)                               20,300      5,521,270
------------------------------------------------------------------------
Porsche A.G.-Pfd. (Automobile Manufacturers)        3,270      1,250,974
========================================================================
                                                              21,752,487
========================================================================

HONG KONG-0.90%

China Mobile Ltd. (Wireless Telecommunication
  Services)(a)                                    479,000      1,686,036
------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration &
  Production)                                      75,500      1,457,150
========================================================================
                                                               3,143,186
========================================================================

INDIA-1.29%

Infosys Technologies Ltd. (IT Consulting &
  Services)                                        53,079      4,484,086
========================================================================

IRELAND-1.88%

Bank of Ireland (Banks)                           445,200      4,220,185
------------------------------------------------------------------------
Elan Corp. PLC-ADR (Pharmaceuticals)(a)            51,800      2,334,108
========================================================================
                                                               6,554,293
========================================================================

ISRAEL-2.97%

Check Point Software Technologies Ltd.
  (Internet Software & Services)(a)                77,350      3,085,492
------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Pharmaceuticals)                               117,800      7,260,014
========================================================================
                                                              10,345,506
========================================================================

ITALY-3.44%

Autostrade-Concessioni e Costruzioni
  Autostrade S.p.A. (Highways & Railtracks)       762,100      5,300,901
------------------------------------------------------------------------
ENI S.p.A. (Integrated Oil & Gas)                 394,400      4,952,023
------------------------------------------------------------------------

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE
ITALY-(CONTINUED)

Telecom Italia Mobile S.p.A. (Wireless
  Telecommunication Services)(a)                  308,400   $  1,724,348
========================================================================
                                                              11,977,272
========================================================================

JAPAN-10.09%

Banyu Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                83,000      1,229,209
------------------------------------------------------------------------
Crayfish Co., Ltd.-ADR (Internet Software &
  Services)(a)                                      9,800         82,320
------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                  66,000      1,634,085
------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic
  Products)                                        78,000      2,772,386
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                53,000      1,215,615
------------------------------------------------------------------------
Fujisawa Pharmaceutical Co., Ltd.
  (Pharmaceuticals) (Acquired 09/07/01-
  09/13/01; Cost $2,792,186)(b)                    86,000      1,972,507
------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
  Equipment & Instruments)                         35,100      2,380,520
------------------------------------------------------------------------
Honda Motor Co., Ltd. (Automobile
  Manufacturers)                                   61,500      2,442,812
------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment &
  Instruments)                                     70,300      4,180,519
------------------------------------------------------------------------
Nintendo Co. Ltd. (Consumer Electronics)           17,200      2,997,949
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services)                                           238      2,783,626
------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
  Services) (Acquired 11/09/98-03/08/01, Cost
  $3,697,590)(b)                                       23        269,006
------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)              152,000      2,816,739
------------------------------------------------------------------------
Takeda Chemical Industries, Ltd.
  (Pharmaceuticals)                                55,000      2,477,026
------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)      87,700      2,211,316
------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)        153,800      3,621,022
========================================================================
                                                              35,086,657
========================================================================

MEXICO-3.19%

America Movil S.A. de C.V.-Series L-ADR
  (Wireless Telecommunication Services)           151,936      2,959,713
------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)      744,000      1,670,071
------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-Class L-ADR
  (Integrated Telecommunication Services)          74,636      2,613,753
------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series C
  (General Merchandise Stores)                  1,638,800      3,856,211
========================================================================
                                                              11,099,748
========================================================================

NETHERLANDS-2.96%

ASM Lithography Holding N.V. (Semiconductor
  Equipment)(a)                                    51,700        899,940
------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
  (Consumer Electronics)                           63,500      1,890,180
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
NETHERLANDS-(CONTINUED)

Koninklijke Ahold N.V. (Food Retail)              151,500   $  4,415,072
------------------------------------------------------------------------
TNT Post Group N.V. (Air Freight &
  Couriers)(a)                                     49,000      1,061,807
------------------------------------------------------------------------
Wolters Kluwer N.V. (Publishing & Printing)        88,300      2,015,783
========================================================================
                                                              10,282,782
========================================================================

PORTUGAL-0.77%

Portugal Telecom, SGPS, S.A. (Integrated
  Telecommunication Services)                     342,400      2,671,683
========================================================================

SINGAPORE-0.00%

United Overseas Bank Ltd. (Banks)                       1              7
========================================================================

SOUTH KOREA-3.17%

Kookmin Bank (Banks)(a)                            71,020      2,692,650
------------------------------------------------------------------------
Samsung Electronics Co., Ltd.
  (Semiconductors)                                 23,500      4,991,625
------------------------------------------------------------------------
SK Telecom Co., Ltd. (Wireless
  Telecommunication Services)                      12,620      2,574,922
------------------------------------------------------------------------
SK Telecom Co., Ltd.-ADR (Wireless
  Telecommunication Services)                      35,000        756,700
========================================================================
                                                              11,015,897
========================================================================

SPAIN-4.47%

Banco Bilbao Vizcaya Argentaria, S.A. (Banks)     159,900      1,982,012
------------------------------------------------------------------------
Banco Popular Espanol S.A. (Banks)                155,700      5,120,621
------------------------------------------------------------------------
Industria de Diseno Textil, S.A. (Apparel
  Retail)(a)                                      265,800      5,074,751
------------------------------------------------------------------------
Telefonica, S.A. (Integrated
  Telecommunication Services)(a)                  250,543      3,358,028
========================================================================
                                                              15,535,412
========================================================================

SWEDEN-2.46%

Hennes & Mauritz A.B.-Class B (Apparel
  Retail)(a)                                      109,700      2,278,875
------------------------------------------------------------------------
Securitas A.B.-Class B (Diversified
  Commercial Services)(a)                         329,200      6,271,437
========================================================================
                                                               8,550,312
========================================================================

SWITZERLAND-2.95%

Addecco S.A. (Employment Services)(a)              34,600      1,883,384
------------------------------------------------------------------------
Nestle S.A.-Class B (Packaged Foods)               23,000      4,910,736
------------------------------------------------------------------------
STMicroelectronics N.V. (Semiconductors)(a)        51,300      1,649,171
------------------------------------------------------------------------
UBS A.G. (Banks)                                   36,200      1,829,650
========================================================================
                                                              10,272,941
========================================================================

TAIWAN-1.39%

Far Eastern Textile Ltd.-GDR (Textiles)            30,677        118,106
------------------------------------------------------------------------
Far Eastern Textile Ltd.-GDR (Textiles)
  (Acquired 11/12/99-11/15/99; Cost
  $230,560)(b)(c)                                  18,426         70,940
------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co.
  Ltd.-ADR (Semiconductors)                       271,364      4,659,320
========================================================================
                                                               4,848,366
========================================================================

                       AIM V.I. INTERNATIONAL EQUITY FUND

                                                               MARKET
                                                 SHARES        VALUE

THAILAND-0.00%

Siam Commercial Bank Public Co. Ltd.
  (Banks)(a)                                       32,800   $     12,457
========================================================================

U.S.A.-0.21%

JDS Uniphase Corp. (Telecommunications
  Equipment)(a)                                    82,100        716,733
========================================================================

UNITED KINGDOM-16.28%

ARM Holdings PLC (Semiconductors)(a)              160,300        837,895
------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)                     591,500      4,598,936
------------------------------------------------------------------------
Capita Group PLC (Employment Services)          1,029,600      7,349,326
------------------------------------------------------------------------
Man Group PLC (Diversified Financial
  Services)                                       115,200      1,999,356
------------------------------------------------------------------------
Next PLC (Department Stores)                      307,600      4,008,397
------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)        448,700      6,533,072
------------------------------------------------------------------------
Rentokil Initial PLC (Diversified Commercial
  Services)                                     1,204,200      4,839,150
------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Banks)          345,400      8,408,528
------------------------------------------------------------------------
Shell Transport & Trading Co. PLC (Integrated
  Oil & Gas)                                      611,800      4,204,485
------------------------------------------------------------------------

                                                               MARKET
                                                 SHARES        VALUE
UNITED KINGDOM-(CONTINUED)

Smith & Nephew PLC (Health Care Supplies)         695,700   $  4,203,698
------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                      1,068,900      3,875,233
------------------------------------------------------------------------
Vodafone Group PLC (Wireless
  Telecommunication Services)                   1,037,600      2,715,565
------------------------------------------------------------------------
WPP Group PLC (Advertising)                       275,840      3,052,335
========================================================================
                                                              56,625,976
========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $315,633,599)                          331,275,373
========================================================================

MONEY MARKET FUNDS-7.50%

STIC Liquid Assets Portfolio(d)                13,037,173     13,037,173
------------------------------------------------------------------------
STIC Prime Portfolio(d)                        13,037,173     13,037,173
========================================================================
    Total Money Market Funds (Cost
      $26,074,346)                                            26,074,346
========================================================================
TOTAL INVESTMENTS-102.72% (Cost $341,707,945)                357,349,719
========================================================================
OTHER ASSETS LESS LIABILITIES-(2.72%)                         (9,448,323)
========================================================================
NET ASSETS-100.00%                                          $347,901,396
________________________________________________________________________
========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt
GDR  - Global Depositary Receipt
Pfd. - Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Restricted securities. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 12/31/01 was $2,479,078, which represented 0.71% of the Fund's net assets.
(c) Security fair valued in accordance with the procedures established by the Board of Trustees.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001


ASSETS:

Investments, at market value (cost
  $341,707,945)                                 $357,349,719
------------------------------------------------------------
Foreign currencies, at value (cost $330,365)         331,077
------------------------------------------------------------
Receivables for:
  Fund shares sold                                   814,648
------------------------------------------------------------
  Dividends                                          779,234
------------------------------------------------------------
Investment for deferred compensation plan             44,679
------------------------------------------------------------
Other assets                                             186
============================================================
    Total assets                                 359,319,543
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                          11,107,327
------------------------------------------------------------
  Deferred compensation plan                          44,679
------------------------------------------------------------
Accrued administrative services fees                 182,652
------------------------------------------------------------
Accrued distribution fees                                 65
------------------------------------------------------------
Accrued transfer agent fees                            1,445
------------------------------------------------------------
Accrued operating expenses                            81,979
============================================================
    Total liabilities                             11,418,147
============================================================
Net assets applicable to shares outstanding     $347,901,396
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $347,527,876
____________________________________________________________
============================================================
Series II                                       $    373,520
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          23,302,524
____________________________________________________________
============================================================
Series II                                             25,061
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $      14.91
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $      14.90
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $566,919)                                     $  4,583,173
------------------------------------------------------------
Dividends from affiliated money market funds       1,341,174
------------------------------------------------------------
Interest                                              13,768
============================================================
    Total investment income                        5,938,115
============================================================

EXPENSES:

Advisory fees                                      2,869,778
------------------------------------------------------------
Administrative services fees                         801,767
------------------------------------------------------------
Custodian fees                                       325,277
------------------------------------------------------------
Distribution fees--Series II                              65
------------------------------------------------------------
Interest                                               1,717
------------------------------------------------------------
Transfer agent fees                                   24,781
------------------------------------------------------------
Trustees' fees                                         9,986
------------------------------------------------------------
Other                                                 98,558
============================================================
    Total expenses                                 4,131,929
============================================================
Less: Fees waived                                     (1,910)
------------------------------------------------------------
    Expenses paid indirectly                            (778)
============================================================
    Net expenses                                   4,129,241
============================================================
Net investment income                              1,808,874
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES AND FOREIGN
  CURRENCIES:

Net realized gain (loss) from:
  Investment securities                          (59,780,922)
------------------------------------------------------------
  Foreign currencies                                  46,476
============================================================
                                                 (59,734,446)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (39,135,710)
------------------------------------------------------------
  Foreign currencies                                  (5,653)
============================================================
                                                 (39,141,363)
============================================================
Net gain (loss) from investment securities and
  foreign currencies                             (98,875,809)
============================================================
Net increase (decrease) in net assets
  resulting from operations                     $(97,066,935)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                       AIM V.I. INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    -------------
OPERATIONS:

  Net investment income                                       $  1,808,874    $   3,869,728
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    foreign currencies                                         (59,734,446)      (5,585,819)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and foreign currencies               (39,141,363)    (132,037,435)
===========================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                               (97,066,935)    (133,753,526)
===========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (1,213,852)      (1,118,337)
-------------------------------------------------------------------------------------------
  Series II                                                           (878)              --
-------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                      (9,492,226)     (28,627,379)
-------------------------------------------------------------------------------------------
  Series II                                                         (6,863)              --
-------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      17,970,375      146,775,943
-------------------------------------------------------------------------------------------
  Series II                                                        375,523               --
===========================================================================================
    Net increase (decrease) in net assets                      (89,434,856)     (16,723,299)
===========================================================================================

NET ASSETS:

  Beginning of year                                            437,336,252      454,059,551
===========================================================================================
  End of year                                                 $347,901,396    $ 437,336,252
===========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $411,615,557    $ 393,269,659
-------------------------------------------------------------------------------------------
  Undistributed net investment income                            1,796,978        1,149,800
-------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and foreign currencies                          (81,133,296)     (11,846,727)
-------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities and
    foreign currencies                                          15,622,157       54,763,520
===========================================================================================
                                                              $347,901,396    $ 437,336,252
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. International Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to provide long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales

                       AIM V.I. INTERNATIONAL EQUITY FUND
   price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development /event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $53,034 and undistributed net realized gains decreased by $53,034 as a result of foreign currency transactions and other reclassifications. Net assets of the Fund were unaffected by the above reclassifications.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $66,959,872 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------  -----------------
   $ 4,875,195   December 31, 2005
   -------------------------------
       531,811   December 31, 2006
   -------------------------------
     1,051,669   December 31, 2007
   -------------------------------
     1,361,405   December 31, 2008
   -------------------------------
    59,139,792   December 31, 2009
   ===============================
   $66,959,872
   _______________________________
   ===============================

   As of December 31, 2001 the fund has a post-October capital loss deferral of $9,725,258, which will be recognized in the following tax year.

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets, plus 0.70% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market

                       AIM V.I. INTERNATIONAL EQUITY FUND
fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $1,910.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $801,767 of which AIM retained $81,244 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $3,108 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $65 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $5,460 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the year ended December 31, 2001, the Fund received reductions in custodian fees of $778 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $778.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                    2001           2000
                                 -----------    -----------
Distributions paid from:
  Ordinary income                $ 1,215,955    $ 4,137,845
-----------------------------------------------------------
  Long-term capital gain           9,497,864     25,607,871
===========================================================
                                 $10,713,819    $29,745,716
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income                $  1,849,462
---------------------------------------------------------
Capital loss carryforward                     (66,959,872)
---------------------------------------------------------
Unrealized appreciation                         1,396,249
=========================================================
                                             $(63,714,161)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, and other deferrals.

                       AIM V.I. INTERNATIONAL EQUITY FUND

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $419,480,816 and $388,747,144, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:


Aggregate unrealized appreciation of investment securities      $31,900,361
---------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities    (20,706,754)
===========================================================================
Net unrealized appreciation of investment securities            $11,193,607
___________________________________________________________________________
===========================================================================
Cost of investments for tax purposes is $346,156,112.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                           2001                            2000
                                                              ------------------------------    ---------------------------
                                                                 SHARES           AMOUNT          SHARES          AMOUNT
                                                              ------------    --------------    -----------    ------------
Sold:
  Series I                                                     102,758,144    $1,708,284,020     31,116,291    $774,633,497
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        26,232           393,590             --              --
===========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                         741,419        10,706,078      1,451,718      29,745,716
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           536             7,741             --              --
===========================================================================================================================
Reacquired:
  Series I                                                    (101,934,106)   (1,701,019,723)   (26,334,375)   (657,603,270)
---------------------------------------------------------------------------------------------------------------------------
  Series II*                                                        (1,707)          (25,808)            --              --
===========================================================================================================================
                                                                 1,590,518    $   18,345,898      6,233,634    $146,775,943
___________________________________________________________________________________________________________________________
===========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                             SERIES II
                                                                                                       ----------------------
                                                                                                         SEPTEMBER 19, 2001
                                                                                                       (DATE SALES COMMENCED)
                                                                                                          TO DECEMBER 31,
                                                                                                              2001(a)
                                                                                                       ----------------------
Net asset value, beginning of period                                                                           $14.42
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                                                          0.01
-----------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                                                         0.93
=============================================================================================================================
    Total from investment operations                                                                             0.94
=============================================================================================================================
Less distributions:
  Dividends from net investment income                                                                          (0.05)
-----------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                                                         (0.41)
=============================================================================================================================
    Total distributions                                                                                         (0.46)
=============================================================================================================================
Net asset value, end of period                                                                                 $14.90
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                                                                                  6.63%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                       $  374
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets                                                                          1.30%(c)
=============================================================================================================================
Ratio of net investment income to average net assets                                                             0.22%(c)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                                                                           109%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the periods shown.
(c)  Ratios are annualized and based on average daily net assets of $91,669.

                       AIM V.I. INTERNATIONAL EQUITY FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Mid Cap Equity Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations, the statement of changes in net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

                       We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Mid Cap Equity Fund, as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the period September 10, 2001 (commencement of operations) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                          AIM V.I. MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                              MARKET
                                                 SHARES        VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-74.14%

AEROSPACE & DEFENSE-2.20%

L-3 Communications Holdings, Inc.(a)                  900   $    81,000
-----------------------------------------------------------------------
Raytheon Co.                                        4,300       139,621
=======================================================================
                                                                220,621
=======================================================================

APPLICATION SOFTWARE-0.49%

Mentor Graphics Corp.(a)                            2,100        49,497
=======================================================================

AUTO PARTS & EQUIPMENT-0.91%

Gentex Corp.(a)                                     3,400        90,882
=======================================================================

BANKS-1.96%

Marshall & Ilsley Corp.                             1,000        63,280
-----------------------------------------------------------------------
Sovereign Bancorp, Inc.                             5,400        66,096
-----------------------------------------------------------------------
TCF Financial Corp.                                 1,400        67,172
=======================================================================
                                                                196,548
=======================================================================

BREWERS-1.60%

Coors (Adolph) Co.-Class B                          3,000       160,200
=======================================================================

BUILDING PRODUCTS-0.97%

Dal-Tile International Inc.(a)                      4,200        97,650
=======================================================================

CONSTRUCTION MATERIALS-0.88%

Martin Marietta Materials, Inc.                     1,900        88,540
=======================================================================

CONSUMER ELECTRONICS-0.94%

Harman International Industries, Inc.               2,100        94,710
=======================================================================

CONSUMER FINANCE-1.02%

Capital One Financial Corp.                         1,900       102,505
=======================================================================

DATA PROCESSING SERVICES-3.07%

Ceridian Corp.(a)                                   9,700       181,875
-----------------------------------------------------------------------
Certegy Inc.(a)                                     3,700       126,614
=======================================================================
                                                                308,489
=======================================================================

DIVERSIFIED COMMERCIAL SERVICES-4.96%

ARAMARK Corp.-Class B(a)                            3,100        83,390
-----------------------------------------------------------------------
Convergys Corp.(a)                                  4,300       161,207
-----------------------------------------------------------------------
H&R Block, Inc.                                     3,300       147,510
-----------------------------------------------------------------------
IMS Health Inc.                                     5,400       105,354
=======================================================================
                                                                497,461
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

DIVERSIFIED FINANCIAL SERVICES-0.92%

Ambac Financial Group, Inc.                         1,600   $    92,576
=======================================================================

ELECTRIC UTILITIES-1.85%

CMS Energy Corp.                                    3,500        84,105
-----------------------------------------------------------------------
Wisconsin Energy Corp.                              4,500       101,520
=======================================================================
                                                                185,625
=======================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.56%

Cooper Industries, Inc.(a)                          2,000        69,840
-----------------------------------------------------------------------
Molex, Inc.-Class A                                 3,200        86,560
=======================================================================
                                                                156,400
=======================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-4.11%

Amphenol Corp.-Class A(a)                           2,500       120,125
-----------------------------------------------------------------------
Diebold, Inc.                                       2,100        84,924
-----------------------------------------------------------------------
Fisher Scientific International Inc.(a)               400        11,680
-----------------------------------------------------------------------
Mettler-Toledo International Inc.
  (Switzerland)(a)                                  1,900        98,515
-----------------------------------------------------------------------
Millipore Corp.                                     1,600        97,120
=======================================================================
                                                                412,364
=======================================================================

ENVIRONMENTAL SERVICES-1.45%

Republic Services, Inc.(a)                          7,300       145,781
=======================================================================

FOOTWEAR-0.78%

NIKE, Inc.-Class B                                  1,400        78,736
=======================================================================

FOREST PRODUCTS-0.91%

Louisiana-Pacific Corp.(a)                         10,800        91,152
=======================================================================

GENERAL MERCHANDISE STORES-0.78%

Family Dollar Stores, Inc.                          2,600        77,948
=======================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-2.15%

Laboratory Corp. of America Holdings(a)               800        64,680
-----------------------------------------------------------------------
Quest Diagnostics Inc.(a)                           2,100       150,591
=======================================================================
                                                                215,271
=======================================================================

HEALTH CARE EQUIPMENT-2.75%

Apogent Technologies Inc.(a)                        7,100       183,180
-----------------------------------------------------------------------
St. Jude Medical, Inc.(a)                           1,200        93,180
=======================================================================
                                                                276,360
=======================================================================

HOUSEHOLD APPLIANCES-0.93%

Stanley Works                                       2,000        93,140
=======================================================================

                          AIM V.I. MID CAP EQUITY FUND

                                                              MARKET
                                                 SHARES        VALUE

HOUSEHOLD PRODUCTS-2.06%

Clorox Co.                                          2,800   $   110,740
-----------------------------------------------------------------------
Dial Corp. (The)                                    5,600        96,040
=======================================================================
                                                                206,780
=======================================================================

HOUSEWARES & SPECIALTIES-0.96%

Newell Rubbermaid Inc.                              3,500        96,495
=======================================================================

INDUSTRIAL CONGLOMERATES-0.91%

ITT Industries, Inc.                                1,800        90,900
=======================================================================

INDUSTRIAL MACHINERY-5.55%

Dover Corp.                                         3,800       140,866
-----------------------------------------------------------------------
Kennametal Inc.                                     2,600       104,702
-----------------------------------------------------------------------
Parker-Hannifin Corp.                               2,300       105,593
-----------------------------------------------------------------------
SPX Corp.(a)                                        1,500       205,350
=======================================================================
                                                                556,511
=======================================================================

LEISURE PRODUCTS-1.75%

Brunswick Corp.                                     4,100        89,216
-----------------------------------------------------------------------
Mattel, Inc.                                        5,000        86,000
=======================================================================
                                                                175,216
=======================================================================

MANAGED HEALTH CARE-1.29%

First Health Group Corp.(a)                         2,400        59,376
-----------------------------------------------------------------------
Wellpoint Health Networks Inc.(a)                     600        70,110
=======================================================================
                                                                129,486
=======================================================================

METAL & GLASS CONTAINERS-0.92%

Pactiv Corp.(a)                                     5,200        92,300
=======================================================================

OFFICE ELECTRONICS-1.33%

Zebra Technologies Corp.-Class A(a)                 2,400       133,224
=======================================================================

OFFICE SERVICES & SUPPLIES-1.44%

Herman Miller, Inc.                                 6,100       144,326
=======================================================================

OIL & GAS DRILLING-1.57%

Cooper Cameron Corp.                                1,700        68,612
-----------------------------------------------------------------------
Noble Drilling Corp.(a)                             2,600        88,504
=======================================================================
                                                                157,116
=======================================================================

OIL & GAS EQUIPMENT & SERVICES-2.09%

BJ Services Co.(a)                                  3,600       116,820
-----------------------------------------------------------------------
Weatherford International, Inc.(a)                  2,500        93,150
=======================================================================
                                                                209,970
=======================================================================

OIL & GAS EXPLORATION & PRODUCTION-0.56%

Noble Affiliates Inc.                               1,600        56,464
=======================================================================

                                                              MARKET
                                                 SHARES        VALUE

OIL & GAS REFINING & MARKETING-0.68%

Valero Energy Corp.                                 1,800   $    68,616
=======================================================================

PERSONAL PRODUCTS-0.93%

Avon Products, Inc.                                 2,000        93,000
=======================================================================

PHARMACEUTICALS-1.23%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          1,700       104,771
-----------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                       600        18,834
=======================================================================
                                                                123,605
=======================================================================

PROPERTY & CASUALTY INSURANCE-1.83%

MGIC Investment Corp.                               1,500        92,580
-----------------------------------------------------------------------
XL Capital Ltd.-Class A (Bermuda)                   1,000        91,360
=======================================================================
                                                                183,940
=======================================================================

REINSURANCE-1.61%

Odyssey Re Holdings, Corp.                          9,100       161,070
=======================================================================

RESTAURANTS-1.74%

Jack in the Box Inc.(a)                             3,000        82,620
-----------------------------------------------------------------------
Outback Steakhouse, Inc.(a)                         2,700        92,475
=======================================================================
                                                                175,095
=======================================================================

SEMICONDUCTOR EQUIPMENT-0.66%

FEI Co.(a)                                          2,100        66,171
=======================================================================

SEMICONDUCTORS-2.38%

Lattice Semiconductor Corp.(a)                      5,400       111,078
-----------------------------------------------------------------------
Microchip Technology Inc.(a)                        3,300       127,842
=======================================================================
                                                                238,920
=======================================================================

SPECIALTY CHEMICALS-2.57%

Cambrex Corp.                                       2,200        95,920
-----------------------------------------------------------------------
OM Group, Inc.                                      1,300        86,047
-----------------------------------------------------------------------
Rohm & Haas Co.                                     2,200        76,186
=======================================================================
                                                                258,153
=======================================================================

SPECIALTY STORES-0.53%

Barnes & Noble, Inc.(a)                             1,800        53,280
=======================================================================

SYSTEMS SOFTWARE-1.59%

BMC Software, Inc.(a)                               5,800        94,946
-----------------------------------------------------------------------
Wind River Systems, Inc.(a)                         3,600        64,476
=======================================================================
                                                                159,422
=======================================================================

                          AIM V.I. MID CAP EQUITY FUND

                                                              MARKET
                                                 SHARES        VALUE

TELECOMMUNICATIONS EQUIPMENT-0.77%

Advanced Fibre Communications, Inc.(a)              4,400   $    77,748
=======================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $6,965,560)                             7,440,264
=======================================================================

                                               PRINCIPAL
                                                 AMOUNT
REPURCHASE AGREEMENTS-2.82%(B)

Barclays Capital Inc. (United Kingdom) 1.80%,
  01/02/02 (Cost $283,000)(c)                  $  283,000       283,000
=======================================================================


                                                              MARKET
                                                 SHARES        VALUE

MONEY MARKET FUNDS-22.80%

STIC Liquid Assets Portfolio(d)                 1,144,233   $ 1,144,233
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                         1,144,233     1,144,233
=======================================================================
    Total Money Market Funds (Cost
      $2,288,466)                                             2,288,466
=======================================================================
TOTAL INVESTMENTS-99.76% (Cost $9,537,026)                   10,011,730
=======================================================================
OTHER ASSETS LESS LIABILITIES-0.24%                              24,034
=======================================================================
NET ASSETS-100.00%                                          $10,035,764
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Joint repurchase agreement entered into 12/31/01 with a maturing value of $261,584,415 collateralized by U.S. Government obligations.
(d) The money market Fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost $9,537,026)   $10,011,730
------------------------------------------------------------
Receivables for:
  Investments sold                                   153,125
------------------------------------------------------------
  Fund shares sold                                   784,810
------------------------------------------------------------
  Dividends and interest                               6,026
------------------------------------------------------------
  Due from advisor                                    22,778
------------------------------------------------------------
Investment for deferred compensation plan              1,093
============================================================
    Total assets                                  10,979,562
============================================================

LIABILITIES:

Payables for:
  Investments purchased                              916,030
------------------------------------------------------------
  Fund shares reacquired                                 795
------------------------------------------------------------
  Deferred compensation plan                           1,093
------------------------------------------------------------
Accrued administrative services fees                   1,958
------------------------------------------------------------
Accrued distribution fees                                235
------------------------------------------------------------
Accrued transfer agent fees                              406
------------------------------------------------------------
Accrued operating expenses                            23,281
============================================================
    Total liabilities                                943,798
============================================================
Net assets applicable to shares outstanding      $10,035,764
____________________________________________________________
============================================================

NET ASSETS:

Series I                                         $ 9,499,546
____________________________________________________________
============================================================
Series II                                        $   536,218
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER SHARE:

Series I                                             886,484
____________________________________________________________
============================================================
Series II                                             50,057
____________________________________________________________
============================================================
Series I:
  Net asset value per share                      $     10.72
____________________________________________________________
============================================================
Series II:
  Net asset value per share                      $     10.71
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the period September 10, 2001 (date operations commenced) through December 31, 2001


INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $10)  $  7,497
-----------------------------------------------------------
Dividends from affiliated money market funds          5,300
-----------------------------------------------------------
Interest                                              3,177
===========================================================
    Total investment income                          15,974
===========================================================

EXPENSES:

Advisory fees                                         9,869
-----------------------------------------------------------
Administrative services fees                         17,576
-----------------------------------------------------------
Custodian fees                                       14,948
-----------------------------------------------------------
Distribution fees -- Series II                          392
-----------------------------------------------------------
Transfer agent fees                                   1,021
-----------------------------------------------------------
Trustees' fees                                        1,973
-----------------------------------------------------------
Other                                                24,912
===========================================================
    Total expenses                                   70,691
===========================================================
Less: Fees waived & expenses reimbursed             (53,180)
-----------------------------------------------------------
    Expenses paid indirectly                           (110)
===========================================================
    Net expenses                                     17,401
===========================================================
Net investment income (loss)                         (1,427)
===========================================================

REALIZED AND UNREALIZED GAIN FROM INVESTMENT
  SECURITIES

Net realized gain from investment securities            990
===========================================================
Change in net unrealized appreciation of
  investment securities                             474,704
===========================================================
Net gain from investment securities                 475,694
===========================================================
Net increase in net assets resulting from
  operations                                       $474,267
___________________________________________________________
===========================================================

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
For the period September 10, 2001 (date operations commenced) through December 31, 2001

                                                                   2001
                                                                -----------
OPERATIONS:

  Net investment income (loss)                                  $    (1,427)
---------------------------------------------------------------------------
  Net realized gain from investment securities                          990
---------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                      474,704
===========================================================================
    Net increase in net assets resulting from operations            474,267
===========================================================================
Distributions to shareholders from net investment income:
  Series I                                                          (11,467)
---------------------------------------------------------------------------
  Series II                                                            (575)
---------------------------------------------------------------------------
Share transactions-net:
  Series I                                                        9,072,944
---------------------------------------------------------------------------
  Series II                                                         500,595
===========================================================================
    Net increase in net assets                                   10,035,764
===========================================================================

NET ASSETS:

  Beginning of period                                                    --
===========================================================================
  End of period                                                 $10,035,764
___________________________________________________________________________
===========================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $ 9,562,045
---------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (1,093)
---------------------------------------------------------------------------
  Undistributed net realized gain from investment securities            108
---------------------------------------------------------------------------
  Unrealized appreciation of investment securities                  474,704
===========================================================================
                                                                $10,035,764
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

                          AIM V.I. MID CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Mid Cap Equity Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The Fund commenced operations on September 10, 2001.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

   On December 31, 2001, undistributed net investment income was increased by $12,376, undistributed net realized gains decreased by $882 and shares of beneficial interest decreased by $11,494 as a result of operating expenses disallowed for tax and other reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to

                          AIM V.I. MID CAP EQUITY FUND

AIM at the annual rate of 0.725% of the first $500 million of the Fund's average daily net assets, plus 0.70% of the next $500 million of the Fund's average daily net assets, plus 0.675% of the next $500 million of the Fund's average daily net assets, plus 0.65% of the Fund's average daily net assets in excess of $1.5 billion. AIM has agreed to waive advisory fees of Series I and II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from an affiliated money market fund of which the Fund has invested. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $9,869 and reimbursed expenses of $43,154.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid AIM $17,576 of which AIM retained $15,616 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $592 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributions has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Series II shares paid AIM Distributors $235 as compensation under the Plan. For the period September 10, 2001 (date operations commenced) through December 31, 2001, AIM waived fees of $157.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  The law firm of Kramer, Levin, Naftalis & Frankel LLP, of which a trustee is a member, is counsel to the Board of Trustees. For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund paid no expenses with respect to this firm.

NOTE 3-INDIRECT EXPENSES

For the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund received reductions in custodian fees of $110 under an expense offset arrangement which resulted in a reduction of the Fund's total expenses of $110.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the period September 10, 2001 (date operations commenced) through December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 was as follows:

                                                  2001
                                                 -------
Distributions paid from ordinary income          $12,042
________________________________________________________
========================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                   $    152
--------------------------------------------------------
Unrealized appreciation                          473,567
========================================================
                                                $473,719
________________________________________________________
========================================================


The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and other deferrals.

                          AIM V.I. MID CAP EQUITY FUND

NOTE 7-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the period September 10, 2001 (date operations commenced) through December 31, 2001 was $7,760,147 and $795,578, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of investment securities      $540,366
------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities     (65,706)
========================================================================
Net unrealized appreciation of investment securities            $474,660
________________________________________________________________________
========================================================================
Cost of investments for tax purposes is $9,537,070.


NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the period September 10, 2001 (date operations commenced) through December 31, 2001 were as follows:

                                                                      2001
                                                              ---------------------
                                                              SHARES       AMOUNT
                                                              -------    ----------
Sold:
  Series I                                                    957,217    $9,827,415
-----------------------------------------------------------------------------------
  Series II                                                    50,002       500,020
===================================================================================
Issued as reinvestment of dividends:
  Series I                                                      1,101        11,467
-----------------------------------------------------------------------------------
  Series II                                                        55           575
===================================================================================
Reacquired:
  Series I                                                    (71,833)     (765,938)
===================================================================================
                                                              936,542    $9,573,539
___________________________________________________________________________________
===================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                       SERIES II
                                                              ---------------------------
                                                                     SEPTEMBER 10,
                                                              (DATE OPERATIONS COMMENCED)
                                                                    TO DECEMBER 31,
                                                                         2001
                                                              ---------------------------
Net asset value, beginning of period                                    $10.00
-----------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.01)
-----------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                  0.73
=========================================================================================
    Total from investment operations                                      0.72
=========================================================================================
Less distributions from net investment income                            (0.01)
=========================================================================================
Net asset value, end of period                                          $10.71
_________________________________________________________________________________________
=========================================================================================
Total return(a)                                                           7.22%
_________________________________________________________________________________________
=========================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                $  536
_________________________________________________________________________________________
=========================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        1.44%(b)
-----------------------------------------------------------------------------------------
  Without fee waivers                                                     5.44%(b)
=========================================================================================
Ratio of net investment income (loss) to average net assets              (0.25)%(b)
_________________________________________________________________________________________
=========================================================================================
Portfolio turnover rate                                                     20%
_________________________________________________________________________________________
=========================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $506,934.

                          AIM V.I. MID CAP EQUITY FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Money Market Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period December 16, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Money Market Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period December 16, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                           AIM V.I. MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                            PAR
                                               MATURITY    (000)       VALUE
COMMERCIAL PAPER-41.54%(A)

ASSET-BACKED SECURITIES- COMMERCIAL LOANS/
  LEASES-16.16%

Atlantis One Funding Corp.
  2.70%                                        03/11/02   $ 1,400   $  1,392,755
--------------------------------------------------------------------------------
  3.40%                                        02/22/02     1,664      1,655,828
--------------------------------------------------------------------------------
Centric Capital Corp.
  2.07%                                        03/28/02     3,555      3,537,421
--------------------------------------------------------------------------------
Fountain Square Commercial Funding
  1.99%                                        03/15/02     1,569      1,562,669
--------------------------------------------------------------------------------
  2.10%                                        08/20/02       640        631,376
--------------------------------------------------------------------------------
Stellar Funding Group, Inc.
  1.80%                                        05/31/02     4,000      3,970,000
--------------------------------------------------------------------------------
  2.08%                                        04/12/02       582        578,604
--------------------------------------------------------------------------------
  2.08%                                        04/18/02       506        502,872
--------------------------------------------------------------------------------
  2.52%                                        06/21/02     1,100      1,086,833
--------------------------------------------------------------------------------
Sweetwater Capital Corp.
  1.81%                                        03/19/02     4,000      3,984,514
--------------------------------------------------------------------------------
  2.35%                                        04/09/02     2,000      1,987,205
================================================================================
                                                                      20,890,077
================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-6.32%

Kitty Hawk Funding Corp.
  3.43%                                        02/15/02     3,000      2,987,138
--------------------------------------------------------------------------------
Triple-A One Funding Corp.
  2.10%                                        01/10/02     3,752      3,750,030
--------------------------------------------------------------------------------
Tulip Funding Corp.
  2.10%                                        05/15/02     1,446      1,434,697
================================================================================
                                                                       8,171,865
================================================================================

ASSET-BACKED SECURITIES-MULTI PURPOSE-13.69%

Barton Capital Corp.
  2.10%                                        01/07/02     6,000      5,997,900
--------------------------------------------------------------------------------
Charta Corp.
  2.06%                                        01/24/02     1,700      1,697,763
--------------------------------------------------------------------------------
Mont Blanc Capital Corp.
  2.13%                                        01/07/02     6,000      5,997,870
--------------------------------------------------------------------------------
Sheffield Receivables Corp.
  2.60%                                        01/11/02     4,000      3,997,111
================================================================================
                                                                      17,690,644
================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-3.08%

Bills Securitisation Ltd. (Germany)
  3.22%                                        02/11/02     4,000      3,985,331
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE

INDUSTRIAL CONGLOMERATES-2.29%

General Electric Capital Corp.
  2.42%                                        06/28/02   $ 3,000   $  2,964,103
================================================================================
  Total Commercial Paper (Cost $53,702,020)                           53,702,020
================================================================================

SHORT-TERM OBLIGATIONS-16.56%

BANKS-1.55%

Bank of America Corp., Sub. Notes,
  8.13%                                        02/01/02     2,000      2,007,307
================================================================================
CONSUMER FINANCE-3.87%

Household Finance Corp., Medium Term Floating
  Rate Notes,(c)
  2.21%                                        03/06/02     5,000      5,004,661
================================================================================
DIVERSIFIED FINANCIAL SERVICES-3.87%

Credit Suisse First Boston Inc.
  (Switzerland), Gtd. Medium Term Floating
  Rate Notes, Daily VRD Series,(b)
  1.98%                                        05/06/02     3,000      3,000,000
--------------------------------------------------------------------------------
  1.98%                                        08/20/02     2,000      2,000,000
================================================================================
                                                                       5,000,000
================================================================================
U.S. GOVERNMENT AGENCIES-7.27%

Overseas Private Investment Corp., Gtd.
  Floating Rate Participation Ctfs.,
  Quarterly VRD Series,(b)
  1.82%                                        12/15/14     7,900      7,900,000
--------------------------------------------------------------------------------
  1.82%                                        05/15/15     1,500      1,500,000
================================================================================
                                                                       9,400,000
================================================================================
  Total Short-Term Obligations (Cost
    $21,411,968)                                                      21,411,968
================================================================================

BANK NOTES-3.09%

La Salle Bank, N.A.
  2.01%                                        05/07/02     4,000      4,000,000
================================================================================
  Total Bank Notes (Cost $4,000,000)                                   4,000,000
================================================================================

CERTIFICATES OF DEPOSIT-3.87%

Barclays Bank PLC (United Kingdom)
  3.66%                                        05/07/02     2,000      2,000,034
--------------------------------------------------------------------------------
First Union National Bank
  2.03%(c)                                     02/06/02     3,000      3,000,000
================================================================================
  Total Certificates of Deposit (Cost
    $5,000,034)                                                        5,000,034
================================================================================

                           AIM V.I. MONEY MARKET FUND

                                                            PAR
                                               MATURITY    (000)       VALUE

MASTER NOTE AGREEMENTS-6.19%(D)

Merrill Lynch Mortgage Capital, Inc.
  2.04%(e)                                     08/19/02   $ 5,000   $  5,000,000
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.
  1.95%(f)                                     03/25/02     3,000      3,000,000
================================================================================
  Total Master Note Agreements (Cost
    $8,000,000)                                                        8,000,000
================================================================================
  Total Investments (excluding repurchase
    agreements) (Cost $92,114,022)                                    92,114,022
================================================================================

                                                            PAR
                                               MATURITY    (000)       VALUE

REPURCHASE AGREEMENTS-27.80%(G)

Bank of Nova Scotia (Canada)
  1.80%(h)                                     01/02/02   $ 5,934   $  5,934,149
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)
  1.80%(i)                                     01/02/02    30,000     30,000,000
================================================================================
  Total Repurchase Agreements (Cost
    $35,934,149)                                                      35,934,149
================================================================================
TOTAL INVESTMENTS-99.05% (Cost $128,048,171)                         128,048,171(j)
================================================================================
OTHER ASSETS LESS LIABILITIES-0.95%                                    1,226,412
================================================================================
NET ASSETS-100.00%                                                  $129,274,583
________________________________________________________________________________
================================================================================

Investment Abbreviations:

Ctfs.  - Certificates
Gtd.   - Guaranteed
Sub.   - Subordinated
VRD    - Variable Rate Demand

Notes to Schedule of Investments:

(a) Some commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(b) Demand securities; payable upon demand by the fund with usually no more than seven calendar days' notice. Interest rates are redetermined periodically. Rates shown are in effect on 12/31/01.
(c) Interest rates are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon seven business days notice to the issuer. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 12/31/01.
(g) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(h) Joint repurchase agreement entered into 12/31/01 with a maturing value of $1,000,100,000. Collateralized by $1,001,483,454 of U.S. Government
     obligations, 0.00% to 7.27% due 04/15/02 to 09/15/10 with an aggregate market value at 12/31/01 of $1,020,000,629.
(i) Joint repurchase agreement entered into 12/31/01 with a maturing value of $2,000,200,000. Collateralized by $2,029,022,432 of U.S. Government
     obligations, 0.53% to 11.11% due 05/01/02 to 07/01/39 with an aggregate market value at 12/31/01 of $2,040,000,000.
(j)  Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, excluding repurchase agreements
  at value (amortized cost)                     $ 92,114,022
------------------------------------------------------------
Repurchase agreements                             35,934,149
------------------------------------------------------------
Receivables for:
  Fund shares sold                                 1,305,191
------------------------------------------------------------
  Interest                                           187,611
------------------------------------------------------------
Investment for deferred compensation plan             41,466
------------------------------------------------------------
Other assets                                             198
============================================================
    Total assets                                 129,582,637
============================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                             193,161
------------------------------------------------------------
  Deferred compensation plan                          41,466
------------------------------------------------------------
Accrued administrative services fees                  55,054
------------------------------------------------------------
Accrued distribution fees                                 82
------------------------------------------------------------
Accrued operating expenses                            18,291
============================================================
    Total liabilities                                308,054
============================================================
Net assets applicable to shares outstanding     $129,274,583
____________________________________________________________
============================================================

NET ASSETS:

Series I                                        $128,277,255
____________________________________________________________
============================================================
Series II                                       $    997,328
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                         128,276,950
____________________________________________________________
============================================================
Series II                                            997,328
____________________________________________________________
============================================================
Series I:
  Net asset value per share                     $       1.00
____________________________________________________________
============================================================
Series II:
  Net asset value per share                     $       1.00
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Interest                                          $4,434,887
============================================================

EXPENSES:

Advisory fees                                        443,514
------------------------------------------------------------
Administrative services fees                         220,311
------------------------------------------------------------
Custodian fees                                         3,883
------------------------------------------------------------
Distribution fees -- Series II                            82
------------------------------------------------------------
Transfer agent fees                                    4,171
------------------------------------------------------------
Trustees' fees                                         8,875
------------------------------------------------------------
Other                                                 31,723
============================================================
    Total expenses                                   712,559
============================================================
Net investment income                              3,722,328
============================================================
Net realized gain from investment securities             248
============================================================
Net increase in net assets resulting from
  operations                                      $3,722,576
____________________________________________________________
============================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                  2001            2000
                                                              ------------    ------------
OPERATIONS:

  Net investment income                                       $  3,722,328    $  4,287,916
------------------------------------------------------------------------------------------
  Net realized gain from investment securities                         248              --
==========================================================================================
    Net increase in net assets resulting from operations         3,722,576       4,287,916
==========================================================================================
Distributions to shareholders from net investment income:
  Series I                                                      (3,721,914)     (4,287,916)
------------------------------------------------------------------------------------------
  Series II                                                           (414)             --
------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                      54,413,296     (21,288,458)
------------------------------------------------------------------------------------------
  Series II                                                        997,328              --
==========================================================================================
    Net increase (decrease) in net assets                       55,410,872     (21,288,458)
==========================================================================================

NET ASSETS:

  Beginning of year                                             73,863,711      95,152,169
==========================================================================================
  End of year                                                 $129,274,583    $ 73,863,711
__________________________________________________________________________________________
==========================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $129,274,278    $ 73,863,654
------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment securities           305              57
==========================================================================================
                                                              $129,274,583    $ 73,863,711
__________________________________________________________________________________________
==========================================================================================

See Notes to Financial Statements.

                           AIM V.I. MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Money Market Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to seek to provide as high a level of current income as is consistent with the preservation of capital and liquidity.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter, assumes a constant amortization to maturity of any discount or premiums.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.

C. Distributions -- It is the policy of the Fund to declare and pay daily dividends from net investment income. Distributions from net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund's capital loss carryforward of $761 is broken down by expiration date as follows:

   CAPITAL LOSS
   CARRYFORWARD     EXPIRATION
   ------------     ----------
       $598      December 31, 2003
   -------------------------------
        144      December 31, 2005
   -------------------------------
         19      December 31, 2006
   ===============================
       $761
   _______________________________
   ===============================

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.40% on the first $250 million of the Fund's average daily net assets, plus 0.35% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $220,311 of which AIM retained $50,000 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $472 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1

                           AIM V.I. MONEY MARKET FUND

Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $82 as compensation under the Plan.
  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $4,040 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                       2001          2000
                                    ----------    ----------
Distributions paid from ordinary
  income                            $3,722,328    $4,287,916
============================================================

  As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                       $ 49,455
------------------------------------------------------------
Capital loss carryforward                               (761)
------------------------------------------------------------
Unrealized appreciation (depreciation)               (43,470)
============================================================
                                                    $  5,224
____________________________________________________________
============================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of certain expenses and other deferrals.

NOTE 5-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                          2001                             2000
                                                              -----------------------------    -----------------------------
                                                                 SHARES          AMOUNT           SHARES          AMOUNT
                                                              ------------    -------------    ------------    -------------
Sold:
  Series I                                                     155,024,398    $ 155,024,398      97,361,086    $  97,361,086
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                     1,996,952        1,996,952              --               --
============================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                       3,721,914        3,721,914       4,287,916        4,287,916
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                           414              414              --               --
============================================================================================================================
Reacquired:
  Series I                                                    (104,333,016)    (104,333,016)   (122,937,460)    (122,937,460)
----------------------------------------------------------------------------------------------------------------------------
  Series II*                                                    (1,000,038)      (1,000,038)             --               --
============================================================================================================================
                                                                55,410,624    $  55,410,624     (21,288,458)   $ (21,288,458)
____________________________________________________________________________________________________________________________
============================================================================================================================

* Series II shares commenced sales on December 16, 2001.

NOTE 6-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                    SERIES II
                                                              ----------------------
                                                                DECEMBER 16, 2001
                                                              (DATE SALES COMMENCED)
                                                                 TO DECEMBER 31,
                                                                       2001
                                                              ----------------------
Net asset value, beginning of period                                  $1.00
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.00
------------------------------------------------------------------------------------
Less distributions from net investment income                          0.00
====================================================================================
Net asset value, end of period                                        $1.00
____________________________________________________________________________________
====================================================================================
Total return(a)                                                        0.05%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $ 997
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets                                0.89%(b)
____________________________________________________________________________________
====================================================================================
Ratio of net investment income to average net assets                   3.11%(b)
____________________________________________________________________________________
====================================================================================

(a) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(b)  Ratios are annualized and based on average daily net assets of $797,934.

                           AIM V.I. MONEY MARKET FUND

                       REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

                       To the Shareholders and Board of Trustees
                       AIM Variable Insurance Funds

                       We have audited the accompanying statement of assets and liabilities of AIM V.I. Value Fund, a series of shares of beneficial interest of AIM Variable Insurance Funds including the schedule of investments as of December 31, 2001, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIM V.I. Value Fund, as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the period September 19, 2001 (date sales commenced) through December 31, 2001 in conformity with accounting principles generally accepted in the United States of America.

                       /s/ TAIT, WELLER & BAKER

                       Philadelphia, Pennsylvania
                       January 31, 2002

                              AIM V.I. VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2001

                                                                MARKET
                                                 SHARES         VALUE
COMMON STOCKS & OTHER EQUITY INTERESTS-94.03%

ADVERTISING-3.04%

Omnicom Group Inc.                                870,000   $   77,734,500
==========================================================================

APPLICATION SOFTWARE-1.40%

Amdocs Ltd. (United Kingdom)(a)                   574,100       19,502,177
--------------------------------------------------------------------------
PeopleSoft, Inc.(a)                               408,500       16,421,700
==========================================================================
                                                                35,923,877
==========================================================================

BANKS-1.57%

Bank of New York Co., Inc. (The)                  984,100       40,151,280
==========================================================================

BROADCASTING & CABLE TV-6.11%

Comcast Corp.-Class A(a)                        1,640,300       59,050,800
--------------------------------------------------------------------------
Cox Communications, Inc.-Class A(a)             2,323,700       97,386,267
==========================================================================
                                                               156,437,067
==========================================================================

COMPUTER & ELECTRONICS RETAIL-1.44%

Best Buy Co., Inc.(a)                             494,200       36,808,016
==========================================================================

COMPUTER HARDWARE-2.10%

International Business Machines Corp.             444,200       53,730,432
==========================================================================

CONSUMER FINANCE-0.26%

Household International, Inc.                     115,000        6,663,100
==========================================================================

DATA PROCESSING SERVICES-5.77%

Automatic Data Processing, Inc.                   642,400       37,837,360
--------------------------------------------------------------------------
First Data Corp.                                1,401,100      109,916,295
==========================================================================
                                                               147,753,655
==========================================================================

DIVERSIFIED FINANCIAL SERVICES-12.15%

American Express Co.                              375,000       13,383,750
--------------------------------------------------------------------------
Citigroup Inc.                                  1,606,100       81,075,928
--------------------------------------------------------------------------
Fannie Mae                                        609,700       48,471,150
--------------------------------------------------------------------------
Freddie Mac                                       991,000       64,811,400
--------------------------------------------------------------------------
J.P. Morgan Chase & Co.                         1,366,900       49,686,815
--------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                  956,800       53,523,392
==========================================================================
                                                               310,952,435
==========================================================================

DRUG RETAIL-1.26%

Walgreen Co.                                      956,800       32,205,888
==========================================================================

ELECTRIC UTILITIES-1.33%

Duke Energy Corp.                                 644,400       25,299,144
--------------------------------------------------------------------------
Mirant Corp.(a)                                   546,800        8,759,736
==========================================================================
                                                                34,058,880
==========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-1.82%

Celestica Inc. (Canada)(a)                      1,150,400       46,464,656
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

ENVIRONMENTAL SERVICES-0.55%

Waste Management, Inc.                            444,200   $   14,174,422
==========================================================================

FOOD RETAIL-2.33%

Kroger Co. (The)(a)                             1,011,500       21,110,005
--------------------------------------------------------------------------
Safeway Inc.(a)                                   922,600       38,518,550
==========================================================================
                                                                59,628,555
==========================================================================

FOOTWEAR-0.63%

NIKE, Inc.-Class B                                285,000       16,028,400
==========================================================================

GENERAL MERCHANDISE STORES-3.60%

Target Corp.                                    2,241,200       92,001,260
==========================================================================

HEALTH CARE EQUIPMENT-1.58%

Baxter International Inc.                         751,800       40,319,034
==========================================================================

HEALTH CARE FACILITIES-1.94%

HCA Inc.                                        1,285,900       49,558,586
==========================================================================

HOUSEHOLD PRODUCTS-0.96%

Kimberly-Clark Corp.                              410,100       24,523,980
==========================================================================

INDUSTRIAL CONGLOMERATES-5.60%

General Electric Co.                            2,118,700       84,917,496
--------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                 993,000       58,487,700
==========================================================================
                                                               143,405,196
==========================================================================

INTEGRATED OIL & GAS-5.48%

BP Amoco PLC-ADR (United Kingdom)               1,230,200       57,216,602
--------------------------------------------------------------------------
ChevronTexaco Corp.                               372,500       33,379,725
--------------------------------------------------------------------------
Exxon Mobil Corp.                               1,264,400       49,690,920
==========================================================================
                                                               140,287,247
==========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.68%

AT&T Corp.                                        697,000       12,643,580
--------------------------------------------------------------------------
Qwest Communications International Inc.           330,000        4,662,900
==========================================================================
                                                                17,306,480
==========================================================================

INTERNET SOFTWARE & SERVICES-0.39%

Check Point Software Technology Ltd.
  (Israel)(a)                                     249,200        9,940,588
==========================================================================

MANAGED HEALTH CARE-3.10%

CIGNA Corp.                                       150,000       13,897,500
--------------------------------------------------------------------------
UnitedHealth Group Inc.                           922,600       65,292,402
==========================================================================
                                                                79,189,902
==========================================================================

MOVIES & ENTERTAINMENT-2.27%

AOL Time Warner Inc.(a)                         1,811,100       58,136,310
==========================================================================

                              AIM V.I. VALUE FUND

                                                                MARKET
                                                 SHARES         VALUE

MULTI-LINE INSURANCE-4.50%

American International Group, Inc.              1,196,000   $   94,962,400
--------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The)     319,400       20,067,902
==========================================================================
                                                               115,030,302
==========================================================================

MULTI-UTILITIES-1.48%

Dynegy Inc.-Class A                               443,900       11,319,450
--------------------------------------------------------------------------
Williams Cos., Inc. (The)                       1,042,200       26,596,944
==========================================================================
                                                                37,916,394
==========================================================================

NETWORKING EQUIPMENT-0.69%

Cisco Systems, Inc.()(a)                          972,900       17,619,219
==========================================================================

OIL & GAS DRILLING-0.53%

Transocean Sedco Forex Inc.                       400,000       13,528,000
==========================================================================

OIL & GAS EQUIPMENT & SERVICES-0.66%

Baker Hughes Inc.                                 465,000       16,958,550
==========================================================================

PHARMACEUTICALS-8.38%

Abbott Laboratories                               510,000       28,432,500
--------------------------------------------------------------------------
Allergan, Inc.                                     90,000        6,754,500
--------------------------------------------------------------------------
Bristol-Myers Squibb Co.                          760,000       38,760,000
--------------------------------------------------------------------------
Johnson & Johnson                                 833,800       49,277,580
--------------------------------------------------------------------------
Pfizer Inc.                                     1,879,500       74,898,075
--------------------------------------------------------------------------
Schering-Plough Corp.                             458,000       16,400,980
==========================================================================
                                                               214,523,635
==========================================================================

SEMICONDUCTOR EQUIPMENT-0.59%

Applied Materials, Inc.(a)                        285,200       11,436,520
--------------------------------------------------------------------------
Teradyne, Inc.(a)                                 125,000        3,767,500
==========================================================================
                                                                15,204,020
==========================================================================

SEMICONDUCTORS-1.84%

Analog Devices, Inc.(a)                         1,060,900       47,093,351
==========================================================================

                                                                MARKET
                                                 SHARES         VALUE

SOFT DRINKS-1.28%

PepsiCo, Inc.                                     669,800   $   32,612,562
==========================================================================

SYSTEMS SOFTWARE-3.29%

Microsoft Corp.(a)                              1,025,000       67,926,750
--------------------------------------------------------------------------
Oracle Corp.(a)                                 1,172,500       16,192,225
==========================================================================
                                                                84,118,975
==========================================================================

TELECOMMUNICATIONS EQUIPMENT-0.82%

Nokia Oyj-ADR (Finland)                           858,300       21,054,099
==========================================================================

WIRELESS TELECOMMUNICATION SERVICES-2.61%

Nextel Communications, Inc.-Class A(a)          2,140,000       23,454,400
--------------------------------------------------------------------------
Sprint Corp. (PCS Group)(a)                     1,776,900       43,374,129
==========================================================================
                                                                66,828,529
==========================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $2,303,131,207)                        2,405,871,382
==========================================================================

                                               PRINCIPAL
                                                 AMOUNT
U.S. TREASURY BILLS-0.35%
  1.73%, 03/21/02 (Cost $8,967,807)(b)         $9,000,000(c)      8,969,670
==========================================================================

                                                 SHARES
MONEY MARKET FUNDS-7.34%

STIC Liquid Assets Portfolio(d)                93,935,313       93,935,313
--------------------------------------------------------------------------
STIC Prime Portfolio(d)                        93,935,313       93,935,313
==========================================================================
    Total Money Market Funds (Cost
      $187,870,626)                                            187,870,626
==========================================================================
TOTAL INVESTMENTS-101.72% (Cost
  $2,499,969,640)                                            2,602,711,678
==========================================================================
OTHER ASSETS LESS LIABILITIES-(1.72%)                          (43,905,025)
==========================================================================
NET ASSETS-100.00%                                          $2,558,806,653
__________________________________________________________________________
==========================================================================

Investment Abbreviations:

ADR    - American Depositary Receipt

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the rate of discount at issue.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

ASSETS:

Investments, at market value (cost
  $2,499,969,640)                              $2,602,711,678
-------------------------------------------------------------
Receivables for:
  Investments sold                                    720,093
-------------------------------------------------------------
  Fund shares sold                                  2,297,786
-------------------------------------------------------------
  Dividends                                         1,828,655
-------------------------------------------------------------
  Foreign currency contracts outstanding               17,440
-------------------------------------------------------------
Investment for deferred compensation plan              63,944
-------------------------------------------------------------
Other assets                                              187
=============================================================
    Total assets                                2,607,639,783
=============================================================

LIABILITIES:

Payables for:
  Investments purchased                            41,944,360
-------------------------------------------------------------
  Fund shares reacquired                            4,821,908
-------------------------------------------------------------
  Deferred compensation plan                           63,944
-------------------------------------------------------------
  Variation margin                                    258,268
-------------------------------------------------------------
Accrued administrative services fees                1,565,300
-------------------------------------------------------------
Accrued distribution fees                                 117
-------------------------------------------------------------
Accrued trustees' fees                                    440
-------------------------------------------------------------
Accrued transfer agent fees                             7,399
-------------------------------------------------------------
Accrued operating expenses                            171,394
=============================================================
    Total liabilities                              48,833,130
=============================================================
Net assets applicable to shares outstanding    $2,558,806,653
=============================================================

NET ASSETS:

Series I                                       $2,558,119,515
_____________________________________________________________
=============================================================
Series II                                      $      687,138
_____________________________________________________________
=============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE:

Series I                                          109,548,724
_____________________________________________________________
=============================================================
Series II                                              29,440
_____________________________________________________________
=============================================================
Series I:
  Net asset value per share                    $        23.35
_____________________________________________________________
=============================================================
Series II:
  Net asset value per share                    $        23.34
_____________________________________________________________
=============================================================

STATEMENT OF OPERATIONS
For the year ended December 31, 2001

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $128,764)                                    $  17,924,467
------------------------------------------------------------
Dividends from affiliated money market funds       9,982,514
------------------------------------------------------------
Interest                                             319,732
============================================================
    Total investment income                       28,226,713
============================================================

EXPENSES:

Advisory fees                                     15,665,367
------------------------------------------------------------
Administrative services fees                       5,752,971
------------------------------------------------------------
Custodian fees                                       213,382
------------------------------------------------------------
Distribution fees -- Series II                           117
------------------------------------------------------------
Transfer agent fees                                   63,068
------------------------------------------------------------
Trustees' fees                                        18,507
------------------------------------------------------------
Other                                                306,432
============================================================
    Total expenses                                22,019,844
============================================================
Less: Fees waived                                    (17,692)
============================================================
    Net expenses                                  22,002,152
============================================================
Net investment income                              6,224,561
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FOREIGN CURRENCIES,
  FOREIGN CURRENCY CONTRACTS, FUTURES
  CONTRACTS AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (254,189,659)
------------------------------------------------------------
  Foreign currency contracts                         705,530
------------------------------------------------------------
  Futures contracts                              (24,208,856)
------------------------------------------------------------
  Option contracts written                         4,912,831
============================================================
                                                (272,780,154)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                          (97,356,567)
------------------------------------------------------------
  Foreign currencies                                     423
------------------------------------------------------------
  Foreign currency contracts                       3,293,152
------------------------------------------------------------
  Futures contracts                                1,690,371
------------------------------------------------------------
  Option contracts written                        (4,954,658)
============================================================
                                                 (97,327,279)
============================================================
Net gain (loss) from investment securities,
  foreign currencies, foreign currency
  contracts, futures contracts and option
  contracts                                     (370,107,433)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(363,882,872)
____________________________________________________________
============================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2001 and 2000

                                                                   2001              2000
                                                              --------------    --------------
OPERATIONS:

  Net investment income                                       $    6,224,561    $    3,325,675
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currency contracts, futures contracts and option
    contracts                                                   (272,780,154)       33,091,357
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               (97,327,279)     (491,353,794)
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (363,882,872)     (454,936,762)
==============================================================================================
Distributions to shareholders from net investment income:
  Series I                                                        (3,348,106)       (3,445,134)
----------------------------------------------------------------------------------------------
  Series II                                                             (548)               --
----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Series I                                                       (50,823,827)     (120,019,734)
----------------------------------------------------------------------------------------------
  Series II                                                           (8,314)               --
----------------------------------------------------------------------------------------------
Share transactions-net:
  Series I                                                       230,022,815       941,195,640
----------------------------------------------------------------------------------------------
  Series II                                                          686,924                --
==============================================================================================
    Net increase (decrease) in net assets                       (187,353,928)      362,794,010
==============================================================================================

NET ASSETS:

  Beginning of year                                            2,746,160,581     2,383,366,571
==============================================================================================
  End of year                                                 $2,558,806,653    $2,746,160,581
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $2,752,433,720    $2,521,723,981
----------------------------------------------------------------------------------------------
  Undistributed net investment income                              6,134,226         3,258,277
----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities,
    foreign currency contracts, futures contracts and option
    contracts                                                   (303,043,113)       20,569,224
----------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities,
    foreign currencies, foreign currency contracts, futures
    contracts and option contracts                               103,281,820       200,609,099
==============================================================================================
                                                              $2,558,806,653    $2,746,160,581
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

                              AIM V.I. VALUE FUND

NOTES TO FINANCIAL STATEMENTS
December 31, 2001

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM V.I. Value Fund (the "Fund") is a series portfolio of AIM Variable Insurance Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of eighteen separate portfolios. The Fund currently offers two classes of shares, Series I and Series II shares, both of which are sold only to insurance company separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital. Income is a secondary objective.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

   Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/ event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

   On December 31, 2001, undistributed net investment income was increased by $42 and undistributed net realized gains decreased by $42 as a result of reclassifications. Net assets of the Fund were unaffected by the reclassifications discussed above.

C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date.

D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

   The Fund has a capital loss carryforward of $250,136,976 as of December 31, 2001, which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2009. As of December 31, 2001 the fund has a post-October capital loss deferral of $28,261,440 which will be recognized in the following tax year.

                              AIM V.I. VALUE FUND

E. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

F. Foreign Currency Contracts -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

   Outstanding foreign currency contracts at December 31, 2001 were as follows:

                                  CONTRACT TO                          UNREALIZED
   SETTLEMENT              -------------------------                  APPRECIATION
   DATE         CURRENCY     DELIVER       RECEIVE        VALUE      (DEPRECIATION)
   ----------   --------   -----------   -----------   -----------   --------------
   02/28/02       CAD       59,385,000   $37,435,721   $37,297,641     $ 138,080
   02/28/02       EUR       19,390,000    17,130,488    17,251,128      (120,640)
                                         -----------   -----------     ---------
                                         $54,566,209   $54,548,769     $  17,440
                                         ===========   ===========     =========

G. Covered Call Options -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.

H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.65% of the first $250 million of the Fund's average daily net assets, plus 0.60% of the Fund's average daily net assets in excess of $250 million. AIM has agreed to waive advisory fees of Series I and Series II shares to the extent necessary to limit the expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to the extent necessary to limit the expenses to 1.30%. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market fund of which the Fund has invested. For the year ended December 31, 2001, AIM waived fees of $17,692.
  Pursuant to a master administrative services agreement with AIM, the Fund has agreed to pay AIM a fee for costs incurred in providing accounting services and certain administrative services to the Fund and to reimburse AIM for administrative services fees paid to insurance companies that have agreed to provide administrative services to the Fund. For the year ended December 31, 2001, the Fund paid AIM $5,752,971 of which AIM retained $235,436 for such services.
  The Fund, effective October 15, 2001 pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the period October 15, 2001 through December 31, 2001, AFS was paid $7,306 for such services.
  The Trust has entered into a master distribution agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Series II shares ("the Plan"). The Fund, pursuant to the Plan, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Series II shares. Of this amount the Fund may pay a service fee of up to 0.25% of the average daily net assets of the Series II shares to insurance companies who furnish continuing personal shareholder services to their customers who purchase and own Series II shares of the Fund. AIM Distributors has agreed to reimburse the Fund's Rule 12b-1 Distribution Plan fees to the extent necessary to limit the total expenses of Series II shares to 1.45%. For the year ended December 31, 2001, the Series II shares paid AIM Distributors $117 as compensation under the Plan.

                              AIM V.I. VALUE FUND

  Certain officers and trustees of the Trust are officers of AIM, AFS and AIM Distributors.
  During the year ended December 31, 2001, the Fund paid legal fees of $9,578 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2001, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 5-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2001 was $1,224,066,958 and $942,307,511, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2001 is as follows:

Aggregate unrealized appreciation of
  investment securities                     $ 303,835,390
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                      (225,198,267)
=========================================================
Net unrealized appreciation of investment
  securities                                $  78,637,123
_________________________________________________________
=========================================================
Cost of investments for tax purposes is
$2,524,074,555.


NOTE 6-DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during 2001 and 2000 was as follows:

                                   2001            2000
                                -----------    ------------
Distributions paid from:
  Ordinary income               $ 3,348,613    $ 35,428,884
-----------------------------------------------------------
  Long-term capital gain         50,832,182      88,035,984
===========================================================
                                $54,180,795    $123,464,868
___________________________________________________________
===========================================================

  As of December 31, 2001, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income               $   6,231,010
---------------------------------------------------------
Capital loss carryforward                    (250,136,977)
---------------------------------------------------------
Unrealized appreciation                        50,278,900
=========================================================
                                            $(193,627,067)
_________________________________________________________
=========================================================

  The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of capital losses incurred after October 31, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and futures contracts, and other deferrals.

NOTE 7-FUTURES CONTRACTS

On December 31, 2001, $2,486,392 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2001 were as follows:

                 NO. OF        MONTH/        MARKET       UNREALIZED
CONTRACT        CONTRACTS    COMMITMENT       VALUE      APPRECIATION
--------        ---------   ------------   -----------   ------------
S&P 500 Index      100      Mar. 02/Long   $28,730,000     $522,343
_____________________________________________________________________
=====================================================================


NOTE 8-CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2001 are summarized as follows:

                                   CALL OPTION CONTRACTS
                                  ------------------------
                                  NUMBER OF     PREMIUMS
                                  CONTRACTS     RECEIVED
                                  ---------    -----------
Beginning of year                   8,659      $ 7,644,639
----------------------------------------------------------
Closed                             (1,700)      (1,056,956)
----------------------------------------------------------
Exercised                          (3,120)      (2,600,636)
----------------------------------------------------------
Expired                            (3,839)      (3,987,047)
==========================================================
End of year                            --      $        --
__________________________________________________________
==========================================================

                              AIM V.I. VALUE FUND

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2001 and 2000 were as follows:

                                                                          2001                            2000
                                                              ----------------------------    ----------------------------
                                                                SHARES          AMOUNT          SHARES          AMOUNT
                                                              -----------    -------------    ----------    --------------
Sold:
  Series I                                                     25,530,747    $ 638,287,847    34,419,619    $1,119,217,487
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                       30,153          703,791            --
==========================================================================================================================
Issued as reinvestment of dividends:
  Series I                                                      2,393,801       54,171,933     4,458,825       123,464,868
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                          392            8,862            --                --
==========================================================================================================================
Reacquired:
  Series I                                                    (18,964,766)    (462,436,965)   (9,435,305)     (301,486,715)
--------------------------------------------------------------------------------------------------------------------------
  Series II*                                                       (1,105)         (25,729)           --                --
==========================================================================================================================
                                                                8,989,222    $ 230,709,739    29,443,139    $  941,195,640
__________________________________________________________________________________________________________________________
==========================================================================================================================

* Series II shares commenced sales on September 19, 2001.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the period indicated.

                                                                                                           SERIES II
                                                                                                     ----------------------
                                                                                                       SEPTEMBER 19, 2001
                                                                                                     (DATE SALES COMMENCED)
                                                                                                        TO DECEMBER 31,
                                                                                                            2001(a)
                                                                                                     ----------------------
Net asset value, beginning of period                                                                         $21.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net gains on securities (both realized and
    unrealized)                                                                                                2.85
===========================================================================================================================
Less distributions:
  Dividends from net investment income                                                                        (0.03)
---------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                                                       (0.48)
===========================================================================================================================
    Total distributions                                                                                       (0.51)
===========================================================================================================================
Net asset value, end of period                                                                               $23.34
___________________________________________________________________________________________________________________________
===========================================================================================================================
Total return(b)                                                                                               13.66%
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                                                                     $  687
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of expenses to average net assets                                                                        1.10%(c)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Ratio of net investment loss to average net
  assets                                                                                                      (0.01)%(c)
___________________________________________________________________________________________________________________________
===========================================================================================================================
Portfolio turnover rate                                                                                          40%
___________________________________________________________________________________________________________________________
===========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Total returns are not annualized for periods less than one year. Total returns do not reflect charges at the separate account level and these charges would reduce total return for the period shown.
(c)  Ratios are annualized and based on average daily net assets of $166,362.

                              AIM V.I. VALUE FUND